UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Item 1.  Schedule of Investments

Maxim Series Fund, Inc.

Maxim Ariel MidCap Value Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 3.25%
    239,400 Johnson Controls Inc                                      14,854,770
                                                                     $14,854,770

BANKS --- 1.34%
    253,875 Popular Inc ^^                                             6,148,852
                                                                      $6,148,852

FINANCIAL SERVICES --- 13.16%
    202,000 Franklin Resources Inc                                    16,959,920
    672,200 Janus Capital Group Inc                                    9,713,290
    445,800 Northern Trust Corp ^^                                    22,535,190
    167,700 T Rowe Price Group Inc                                    10,950,810
                                                                     $60,159,210

FOREIGN BANKS --- 1.96%
    297,035 TD Banknorth Inc ^^                                        8,952,635
                                                                      $8,952,635

HEALTH CARE RELATED --- 5.14%
    377,180 IMS Health Inc                                             9,493,621
    248,580 Omnicare Inc ^^                                           13,977,653
                                                                     $23,471,274

HOTELS/MOTELS --- 1.36%
    124,500 Carnival Corp                                              6,222,510
                                                                      $6,222,510

HOUSEHOLD GOODS --- 7.88%
    181,100 Black & Decker Corp                                       14,866,499
    180,400 Clorox Co                                                 10,019,416
    138,545 Mohawk Industries Inc*                                    11,118,236
                                                                     $36,004,151

INSURANCE RELATED --- 10.73%
    231,645 Ambac Financial Group Inc                                 16,692,339
    285,965 MBIA Inc ^^                                               17,335,198
    334,600 St Paul Travelers Co Inc                                  15,013,502
                                                                     $49,041,039

LEISURE & ENTERTAINMENT --- 2.19%
    601,200 Mattel Inc                                                10,028,016
                                                                     $10,028,016

MEDICAL PRODUCTS --- 7.24%
    467,125 Baxter International Inc                                  18,624,274
    233,048 Fisher Scientific International Inc*                      14,460,628
                                                                     $33,084,902

OFFICE EQUIPMENT & SUPPLIES --- 3.77%
    412,900 Pitney Bowes Inc                                          17,234,446
                                                                     $17,234,446

POLLUTION CONTROL --- 2.27%
    362,400 Waste Management Inc                                      10,368,264
                                                                     $10,368,264

PRINTING & PUBLISHING --- 5.84%
    134,800 McClatchy Co Class A                                       8,793,004
    528,700 Tribune Co ^^                                             17,917,643
                                                                     $26,710,647

RESTAURANTS --- 3.40%
    320,700 Yum! Brands Inc                                           15,525,087
                                                                     $15,525,087

SPECIALIZED SERVICES --- 27.23%
    352,525 ARAMARK Corp ^^                                            9,415,943
    857,380 Accenture Ltd*                                            21,828,895
    311,500 Career Education Corp*                                    11,076,940
    554,100 Cendant Corp                                              11,436,624
     68,000 Certegy Inc                                                2,721,360
    116,550 Dun & Bradstreet Corp*                                     7,677,149
    293,800 Equifax Inc                                               10,265,372
    383,800 H&R Block Inc                                              9,203,524
    321,500 Harte-Hanks Inc                                            8,497,245
    929,400 Interpublic Group of Cos Inc ^^*                          10,818,216
    181,800 Omnicom Group Inc                                         15,203,934
    466,000 ServiceMaster Co                                           6,309,640
                                                                    $124,454,842

TOTAL COMMON STOCK --- 96.76%                                       $442,260,645
(Cost $376,827,875)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 14,804,000 Freddie Mac                                               14,801,384
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.24%                               $14,801,384
(Cost $14,801,384)


TOTAL MAXIM ARIEL MIDCAP VALUE PORTFOLIO --- 100%                   $457,062,029
(Cost $391,629,259)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Ariel MidCap Value Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $391,829,450. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $76,926,244 and gross depreciation of securities in which there was an excess of tax cost over value of $11,693,665, resulting in net appreciation of $65,232,579.

Maxim Series Fund, Inc.

Maxim Ariel Small-Cap Value Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

BANKS --- 3.95%
    305,950 Chittenden Corp ^^                                         8,110,735
    265,000 Greater Bay Bancorp                                        6,529,600
    372,075 Sky Financial Group Inc ^^                                10,459,028
                                                                     $25,099,363

BIOTECHNOLOGY --- 0.14%
     16,200 Bio Rad Labs Inc*                                            890,838
                                                                        $890,838

BROADCAST/MEDIA --- 1.44%
    693,000 Radio One Inc ^^*                                          9,112,950
                                                                      $9,112,950

COMMUNICATIONS - EQUIPMENT --- 2.15%
  1,225,100 Andrew Corp*                                              13,659,865
                                                                     $13,659,865

ELECTRONIC INSTRUMENT & EQUIP --- 4.51%
    544,350 Anixter International Inc ^^                              21,953,635
    240,100 Littelfuse Inc*                                            6,754,013
                                                                     $28,707,648

FINANCIAL SERVICES --- 4.65%
  1,118,600 Janus Capital Group Inc ^^                                16,163,770
    692,825 Waddell & Reed Financial Class A ^^                       13,413,092
                                                                     $29,576,862

FOOD & BEVERAGES --- 4.40%
    321,146 JM Smucker Co                                             15,588,427
    380,600 McCormick & Co Inc (nonvtg) ^^                            12,418,978
                                                                     $28,007,405

HOUSEHOLD GOODS --- 12.91%
    635,225 American Greetings Corp Class A ^^                        17,405,165
    400,400 Energizer Holdings Inc*                                   22,702,680
    486,100 Herman Miller Inc                                         14,728,830
  1,064,250 Interface Inc ^^*                                          8,790,705
    351,350 Libbey Inc                                                 5,340,520
    912,125 Steelcase Inc ^^                                          13,189,328
                                                                     $82,157,228

INSURANCE RELATED --- 12.32%
    514,675 Assured Guaranty Ltd ^^                                   12,316,173
    903,500 HCC Insurance Holdings Inc ^^                             25,776,855
    679,900 Horace Mann Educators Corp                                13,448,422
     81,325 Markel Corp ^^*                                           26,877,913
                                                                     $78,419,363

INVESTMENT BANK/BROKERAGE FIRM --- .99%
    167,400 S&T Bancorp Inc ^^                                         6,327,720
                                                                      $6,327,720

LEISURE & ENTERTAINMENT --- 2.88%
    932,950 Hasbro Inc                                                18,323,138
                                                                     $18,323,138

MACHINERY --- 3.84%
    573,900 IDEX Corp ^^                                              24,419,445
                                                                     $24,419,445

MANUFACTURING --- 3.33%
    588,950 Blount International Inc*                                 10,389,078
    286,231 Matthews International Corp Class A ^^                    10,816,669
                                                                     $21,205,747

MEDICAL PRODUCTS --- 5.17%
    466,500 Invacare Corp ^^                                          19,439,055
    324,400 Sybron Dental Specialties Inc*                            13,488,552
                                                                     $32,927,607

OFFICE EQUIPMENT & SUPPLIES --- 6.40%
    431,686 Acco Brands Corp*                                         12,182,179
    922,250 Brady Corp Class A ^^                                     28,534,415
                                                                     $40,716,594

PRINTING & PUBLISHING --- 4.53%
    391,700 Journal Register Co ^^                                     6,337,706
    529,700 Lee Enterprises Inc                                       22,501,656
                                                                     $28,839,362

REAL ESTATE --- 4.06%
    561,538 Jones Lang LaSalle Inc ^^                                 25,864,440
                                                                     $25,864,440

RESTAURANTS --- 1.81%
    507,250 Bob Evans Farms Inc ^^                                    11,519,648
                                                                     $11,519,648

SPECIALIZED SERVICES --- 12.25%
    146,125 ARAMARK Corp ^^                                            3,902,999
  1,219,650 BearingPoint Inc ^^*                                       9,257,143
    162,125 Certegy Inc                                                6,488,243
    335,700 DeVry Inc ^^*                                              6,395,085
  1,438,750 ServiceMaster Co                                          19,480,674
    553,100 Sotheby's Holdings Inc Class A ^^*                         9,247,832
    595,400 Valassis Communications Inc*                              23,208,692
                                                                     $77,980,668

TOTAL COMMON STOCK --- 91.73%                                       $583,755,891
(Cost $473,469,524)

SHORT-TERM INVESTMENTS

Par Value ($)                                                         Value ($)
--------------------------------------------------------------------------------

  1,097,000 Fannie Mae                                                 1,096,556
                  3.684%, October 5, 2005
  4,000,000 Federal Farm Credit                                        3,997,626
                  3.613%, October 7, 2005
  4,500,000 Federal Home Loan Bank                                     4,494,659
                  3.614%, October 13, 2005
  4,000,000 Federal Home Loan Bank                                     3,999,204
                  3.633%, October 3, 2005
  3,000,000 Federal Home Loan Bank ^^                                  2,998,512
                  3.623%, October 6, 2005
  1,000,000 Freddie Mac                                                  999,700
                  3.653%, October 4, 2005
  1,200,000 Freddie Mac                                                1,198,795
                  3.670%, October 11, 2005
  4,000,000 Freddie Mac                                                3,993,256
                  3.425%, October 19, 2005
 29,888,000 Freddie Mac                                               29,882,720
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 8.27%                               $52,661,028
(Cost $52,661,028)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%                $636,416,919
(Cost $526,130,552)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Ariel Small-Cap Value Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $526,344,937. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $120,070,613 and gross depreciation of securities in which there was an excess of tax cost over value of $9,998,631, resulting in net appreciation of $110,071,982.

Maxim Series Fund, Inc.

Maxim Bernstein International Equity Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------


AEROSPACE & DEFENSE --- 2.84%
    588,700 BAE Systems PLC                                            3,569,310
    157,670 European Aeronautic Defense & Space Co*                    5,590,127
                                                                      $9,159,437

AUTO PARTS & EQUIPMENT --- 2.77%
    109,000 Continental AG                                             8,947,419
                                                                      $8,947,419

AUTOMOBILES --- 7.41%
    161,100 Honda Motor Co Ltd                                         9,110,835
     55,700 Hyundai Motor Co Ltd*                                      4,350,311
    111,100 Renault SA                                                10,521,821
                                                                     $23,982,967

COMPUTER HARDWARE & SYSTEMS --- .86%
    344,295 Quanta Computer Inc                                        2,788,789
                                                                      $2,788,789

ELECTRIC COMPANIES --- 3.67%
     44,800 E.on AG                                                    4,115,214
    289,700 Endesa SA                                                  7,753,884
                                                                     $11,869,098

ELECTRONIC INSTRUMENT & EQUIP --- 2.10%
    236,500 Flextronics International Ltd*                             3,039,025
      6,640 Samsung Electronics Co Ltd                                 3,741,562
                                                                      $6,780,587

ELECTRONICS - SEMICONDUCTOR --- 1.31%
    516,500 Taiwan Semiconductor Manufacturing Co Ltd                  4,245,630
                                                                      $4,245,630

FINANCIAL SERVICES --- 4.24%
     52,500 Orix Corp                                                  9,480,708
    122,170 Shinhan Financial Group Ltd*                               4,249,900
                                                                     $13,730,608

FOREIGN BANKS --- 18.90%
  1,275,700 Bank Leumi Le-Israel                                       4,257,653
    668,100 Barclays PLC                                               6,752,175
    188,160 Credit Agricole SA                                         5,517,822
    160,800 Credit Suisse Group*                                       7,117,408
    197,380 Depfa Bank PLC                                             3,166,905
    413,200 HBOS PLC                                                   6,220,301
     68,000 Kookmin Bank*                                              4,007,667
    263,700 Royal Bank of Scotland Group PLC                           7,488,306
     47,500 Societe Generale*                                          5,420,498
      1,187 Sumitomo Mitsui Financial Group Inc*                      11,188,249
                                                                     $61,136,984

GOLD, METALS & MINING --- 10.70%
    411,900 Arcelor*                                                   9,633,524
    259,200 JFE Holdings Inc*                                          8,425,370
     44,600 POSCO                                                     10,001,342
    252,760 Xstrata PLC                                                6,544,583
                                                                     $34,604,819

INSURANCE RELATED --- 12.17%
     80,400 Assurances Generales de France*                            7,691,653
    565,300 Aviva PLC                                                  6,206,774
  1,015,350 Friends Provident PLC                                      3,353,399
    403,300 ING Groep NV                                              12,011,026
     63,400 Manulife Financial Corp                                    3,381,333
     58,900 Muenchener Rueckver AG (registered)*                       6,724,956
                                                                     $39,369,141

INVESTMENT BANK/BROKERAGE FIRM --- .00%
    932,000 Peregrine Investments Holdings Ltd @*                              0
                                                                              $0

MACHINERY --- 1.20%
     75,500 MAN AG                                                     3,872,772
                                                                      $3,872,772

OFFICE EQUIPMENT & SUPPLIES --- 2.47%
    148,100 Canon Inc                                                  7,997,296
                                                                      $7,997,296

OIL & GAS --- 14.47%
    586,700 BP Amoco PLC                                               6,974,668
    159,900 Canadian Natural Resources Ltd                             7,221,290
  8,606,000 China Petroleum & Chemical Corp                            3,938,368
    251,500 Eni SpA                                                    7,468,980
     34,300 MOL Magyar Olaj-es Gazipari Rights                         3,792,356
    106,100 Petroleo Brasileiro SA ADR*                                6,763,875
    251,400 Repsol YPF SA                                              8,145,837
      9,200 Total SA                                                   2,510,145
                                                                     $46,815,519

PHARMACEUTICALS --- 3.48%
    130,600 Glaxosmithkline PLC                                        3,321,666
     96,200 Sanofi-Aventis                                             7,948,741
                                                                     $11,270,407

RETAIL --- 3.36%
    104,400 Delhaize Group*                                            6,175,792
    950,900 J Sainsbury PLC                                            4,683,555
                                                                     $10,859,347

TELEPHONE & TELECOMMUNICATIONS --- 3.93%
  4,011,000 Singapore Telecommunications Ltd                           5,807,718
      2,683 Telefonica SA                                                132,326
  2,600,000 Vodafone AirTouch PLC                                      6,764,146
                                                                     $12,704,190

TOBACCO --- 2.28%
        468 Japan Tobacco Inc                                          7,379,493
                                                                      $7,379,493

TOTAL COMMON STOCK --- 98.16%                                       $317,514,503
(Cost $280,112,688)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,953,000 Freddie Mac                                                5,951,948
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.84%                                $5,951,948
(Cost $5,951,948)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO --- 100%       $323,466,451
(Cost $286,064,636)

Legend
* Non-income Producing Security
@ Security has no market value at September 30, 2005.
ADR - American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Bernstein International Equity Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Bernstein International Equity Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim Bernstein International Equity Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2005, the U.S. Federal income tax cost basis was $286,064,636. The Maxim Bernstein International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $42,843,478 and gross depreciation of securities in which there was an excess of tax cost over value of $5,550,771, resulting in net appreciation of $37,292,706.

As of September 30, 2005, the Maxim Bernstein International Equity Portfolio had 175 open Dow Jones EURO STOXX 50 Price Index futures contracts. The contracts expire in December 2005 and the Portfolio has recorded unrealized appreciation of $127,003.

Summary of Investments by Country

Maxim Bernstein International Equity Portfolio
September 30, 2005
UUNAUDITED

                                                                            % of Portfolio
             Country                            Value ($)                    Investments
----------------------------------      -------------------------      -------------------------
Belgium                            $                   6,175,792                          1.95%
Brazil                                                 6,763,875                          2.13%
Canada                                                10,602,623                          3.34%
China                                                  3,938,368                          1.24%
France                                                39,610,680                         12.48%
Germany                                               23,660,361                          7.45%
Hungary                                                3,792,356                          1.19%
Ireland                                                3,166,905                          1.00%
Israel                                                 4,257,653                          1.34%
Italy                                                  7,468,980                          2.35%
Japan                                                 53,581,951                         16.88%
Korea                                                 26,350,782                          8.30%
Luxembourg                                             9,633,524                          3.03%
Netherlands                                           17,601,153                          5.54%
Singapore                                              5,807,718                          1.83%
Spain                                                 16,032,047                          5.05%
Switzerland                                            7,117,408                          2.24%
Taiwan                                                 7,034,419                          2.22%
United Kingdom                                        61,878,883                         19.48%
United States                                          3,039,025                          0.96%
                                        -------------------------      -------------------------
                                   $                 317,514,503                        100.00%
                                        =========================      =========================

Maxim Series Fund, Inc.

Maxim Growth Index Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.56%
      6,800 Boeing Co                                                    462,060
      3,000 Lockheed Martin Corp                                         183,120
      1,475 Rockwell Collins                                              71,272
      8,500 United Technologies Corp                                     440,640
                                                                      $1,157,092

AIR FREIGHT --- 1.40%
      9,178 United Parcel Service Inc Class B                            634,475
                                                                        $634,475

AUTO PARTS & EQUIPMENT --- .06%
      1,400 Goodyear Tire & Rubber Co*                                    21,826
      1,000 Visteon Corp                                                   9,780
                                                                         $31,606

BIOTECHNOLOGY --- 2.69%
     10,224 Amgen Inc*                                                   814,546
      2,100 Genzyme Corp*                                                150,444
      3,800 Gilead Sciences Inc*                                         185,288
      2,000 MedImmune Inc*                                                67,300
                                                                      $1,217,578

BUILDING MATERIALS --- .16%
      1,519 American Standard Cos Inc                                     70,709
                                                                         $70,709

CHEMICALS --- 1.18%
      8,200 EI du Pont de Nemours & Co                                   321,194
      1,512 Ecolab Inc                                                    48,278
        850 Hercules Inc*                                                 10,387
        694 International Flavors & Fragrances Inc                        24,734
      2,682 Praxair Inc                                                  128,548
                                                                        $533,141

COMMUNICATIONS - EQUIPMENT --- 4.30%
      3,434 Avaya Inc*                                                    35,370
     52,921 Cisco Systems Inc (1)*                                       948,874
     12,100 Corning Inc*                                                 233,893
     36,800 Lucent Technologies Inc*                                     119,600
     13,540 QUALCOMM Inc                                                 605,915
                                                                      $1,943,652

COMPUTER HARDWARE & SYSTEMS --- 4.97%
      6,900 Apple Computer Inc*                                          369,909
     19,844 Dell Inc*                                                    678,665
      2,100 Gateway Inc*                                                   5,670
     13,231 International Business Machines Corp (1)                   1,061,391
        993 Lexmark International Group Inc Class A*                      60,623
      2,953 Network Appliance Inc*                                        70,104
                                                                      $2,246,362

COMPUTER SOFTWARE & SERVICES --- 9.67%
      4,040 Adobe Systems Inc                                            120,594
      1,900 Autodesk Inc                                                  88,236
      4,829 Automatic Data Processing Inc                                207,840
      1,381 Citrix Systems Inc*                                           34,718
      2,502 Electronic Arts Inc*                                         142,339
      6,418 First Data Corp                                              256,720
      1,483 Intuit Inc*                                                   66,453
        717 Mercury Interactive Corp*                                     28,393
     76,266 Microsoft Corp (1)                                         1,962,324
     31,187 Oracle Corp*                                                 386,407
      2,200 Parametric Technology Corp*                                   15,334
      2,768 Paychex Inc                                                  102,637
      9,860 Symantec Corp*                                               223,428
     10,406 Yahoo! Inc*                                                  352,139
      9,204 eBay Inc*                                                    379,205
                                                                      $4,366,767

CONGLOMERATES --- 7.59%
      6,400 3M Co                                                        469,504
     87,802 General Electric Co (1)                                    2,956,293
                                                                      $3,425,797

CONTAINERS --- .07%
        842 Ball Corp                                                     30,935
                                                                         $30,935

COSMETICS & PERSONAL CARE --- 1.19%
      3,870 Avon Products Inc                                            104,490
      7,425 Gillette Co                                                  432,135
                                                                        $536,625

DISTRIBUTORS --- .36%
      5,220 SYSCO Corp                                                   163,751
                                                                        $163,751

ELECTRIC COMPANIES --- .50%
      2,000 TXU Corp                                                     225,760
                                                                        $225,760

ELECTRONIC INSTRUMENT & EQUIP --- .72%
      3,417 Emerson Electric Co                                          245,341
      1,500 Rockwell Automation Inc                                       79,350
                                                                        $324,691

ELECTRONICS - SEMICONDUCTOR --- 5.33%
      3,042 Altera Corp*                                                  58,133
      3,042 Analog Devices Inc                                           112,980
      2,350 Broadcom Corp Class A*                                       110,238
     50,462 Intel Corp (1)                                             1,243,888
      2,527 Linear Technology Corp                                        94,990
      2,761 Maxim Integrated Products Inc                                117,757
      1,400 NVIDIA Corp*                                                  47,992
      2,800 National Semiconductor Corp                                   73,640
      1,468 PMC-Sierra Inc*                                               12,933
     13,400 Texas Instruments Inc                                        454,260
      2,855 Xilinx Inc                                                    79,512
                                                                      $2,406,323

ENGINEERING & CONSTRUCTION --- .10%
        700 Fluor Corp                                                    45,066
                                                                         $45,066

FINANCIAL SERVICES --- .68%
        650 Federated Investors Inc Class B                               21,599
      1,300 Franklin Resources Inc                                       109,148
      2,076 Moody's Corp                                                 106,042
      1,050 T Rowe Price Group Inc                                        68,565
                                                                        $305,354

FOOD & BEVERAGES --- 5.80%
      6,405 Anheuser-Busch Co Inc                                        275,671
        656 Brown-Forman Corp                                             39,058
      1,459 Campbell Soup Co                                              43,405
     17,172 Coca-Cola Co                                                 741,659
      3,000 General Mills Inc                                            144,600
      2,801 HJ Heinz Co                                                  102,349
      1,548 Hershey Foods Corp                                            87,168
      2,160 Kellogg Co                                                    99,641
      1,128 McCormick & Co Inc (nonvtg)                                   36,807
      1,100 Pepsi Bottling Group Inc                                      31,405
     13,830 PepsiCo Inc                                                  784,299
      6,492 Sara Lee Corp                                                123,023
      1,516 Wm Wrigley Jr Co                                             108,970
                                                                      $2,618,055

GOLD, METALS & MINING --- .21%
        700 Allegheny Technologies Inc                                    21,686
      1,461 Freeport-McMoRan Copper & Gold Inc                            70,990
                                                                         $92,676

HEALTH CARE RELATED --- 2.30%
        900 Coventry Health Care Inc*                                     77,418
      1,200 Express Scripts Inc Class A*                                  74,640
      3,700 HCA Inc                                                      177,304
      1,848 IMS Health Inc                                                46,514
      1,400 Quest Diagnostics Inc                                         70,756
     10,504 UnitedHealth Group Inc                                       590,325
                                                                      $1,036,957

HOTELS/MOTELS --- .33%
      2,700 Hilton Hotels Corp                                            60,264
      1,400 Marriott International Inc Class A                            88,200
                                                                        $148,464

HOUSEHOLD GOODS --- 4.45%
        700 Black & Decker Corp                                           57,463
      1,306 Clorox Co                                                     72,535
      4,331 Colgate-Palmolive Co                                         228,633
      1,200 Fortune Brands Inc                                            97,596
      3,974 Kimberly-Clark Corp                                          236,572
        587 Maytag Corp                                                   10,719
      2,200 Newell Rubbermaid Inc                                         49,830
     21,154 Procter & Gamble Co (1)                                    1,257,817
                                                                      $2,011,165

INSURANCE RELATED --- .39%
      1,700 Progressive Corp                                             178,109
                                                                        $178,109

INVESTMENT BANK/BROKERAGE FIRM --- .27%
      8,600 Charles Schwab Corp                                          124,098
                                                                        $124,098

LEISURE & ENTERTAINMENT --- .63%
      2,307 Harley-Davidson Inc                                          111,751
      1,500 Harrah's Entertainment Inc                                    97,785
      2,798 International Game Technology                                 75,546
                                                                        $285,082

MACHINERY --- .97%
      5,600 Caterpillar Inc                                              329,000
      2,000 Danaher Corp                                                 107,660
                                                                        $436,660

MEDICAL PRODUCTS --- 4.02%
      5,155 Baxter International Inc                                     205,530
      2,100 Becton Dickinson & Co                                        110,103
      2,082 Biomet Inc                                                    72,266
      4,872 Boston Scientific Corp*                                      113,859
        900 CR Bard Inc                                                   59,427
      2,775 Guidant Corp                                                 191,170
      1,300 Hospira Inc*                                                  53,261
     10,049 Medtronic Inc                                                538,827
        486 Millipore Corp*                                               30,565
      3,022 St Jude Medical Inc*                                         141,430
      2,392 Stryker Corp                                                 118,237
        996 Waters Corp*                                                  41,434
      2,022 Zimmer Holdings Inc*                                         139,296
                                                                      $1,815,405

OFFICE EQUIPMENT & SUPPLIES --- .28%
        906 Avery Dennison Corp                                           47,465
      1,922 Pitney Bowes Inc                                              80,224
                                                                        $127,689

OIL & GAS --- 10.48%
      2,600 BJ Services Co                                                93,574
      2,800 Baker Hughes Inc                                             167,104
      2,000 EOG Resources                                                149,800
     52,200 Exxon Mobil Corp (1)                                       3,316,788
      4,200 Halliburton Co                                               287,784
        800 Kinder Morgan Inc                                             76,928
      4,850 Schlumberger Ltd                                             409,243
      1,200 Sunoco Inc                                                    93,840
      3,033 XTO Energy Inc                                               137,456
                                                                      $4,732,517

PERSONAL LOANS --- 1.55%
      8,190 American Express Co                                          514,810
      3,448 SLM Corp                                                     184,951
                                                                        $699,761

PHARMACEUTICALS --- 9.91%
     12,872 Abbott Laboratories                                          545,773
      1,104 Allergan Inc                                                 101,148
     16,115 Bristol-Myers Squibb Co                                      387,727
      9,371 Eli Lilly & Co                                               501,536
      2,841 Forest Laboratories Inc*                                     110,714
     24,688 Johnson & Johnson (1)                                      1,562,257
     18,195 Merck & Co Inc                                               495,086
     12,200 Schering-Plough Corp                                         256,810
     11,155 Wyeth                                                        516,142
                                                                      $4,477,193

PRINTING & PUBLISHING --- .41%
        442 Dow Jones & Co Inc                                            16,880
      3,096 McGraw-Hill Cos Inc                                          148,732
        388 Meredith Corp                                                 19,357
                                                                        $184,969

REAL ESTATE --- .35%
        700 Public Storage Inc REIT                                       46,900
      1,500 Simon Property Group Inc REIT                                111,180
                                                                        $158,080

RESTAURANTS --- .68%
      1,100 Darden Restaurants Inc                                        33,407
      3,144 Starbucks Corp*                                              157,514
      2,405 Yum! Brands Inc                                              116,426
                                                                        $307,347

RETAIL --- 7.68%
        436 AutoZone Inc*                                                 36,297
      2,416 Bed Bath & Beyond Inc*                                        97,075
      3,339 Best Buy Co Inc                                              145,347
      2,652 Dollar General Corp                                           48,638
     17,700 Home Depot Inc                                               675,078
      2,800 Limited Brands Inc                                            57,204
      6,507 Lowe's Cos Inc                                               419,051
      1,800 Nordstrom Inc                                                 61,776
      1,102 RadioShack Corp                                               27,330
        900 Sherwin-Williams Co                                           39,663
      6,000 Staples Inc                                                  127,920
      3,796 TJX Cos Inc                                                   77,742
      7,300 Target Corp                                                  379,089
     20,664 Wal-Mart Stores Inc (1)                                      905,496
      8,483 Walgreen Co                                                  368,586
                                                                      $3,466,292

SHOES --- .30%
      1,650 NIKE Inc Class B                                             134,772
                                                                        $134,772

SPECIALIZED SERVICES --- .87%
      1,254 Apollo Group Inc*                                             83,253
      1,105 Equifax Inc                                                   38,609
      2,666 H&R Block Inc                                                 63,931
      1,000 Monster Worldwide Inc*                                        30,710
      1,505 Omnicom Group Inc                                            125,863
      1,371 Robert Half International Inc                                 48,794
                                                                        $391,160

TELEPHONE & TELECOMMUNICATIONS --- .20%
      2,800 Citizens Communications Co                                    37,940
     12,600 Qwest Communications International Inc*                       51,660
                                                                         $89,600

TEXTILES --- .22%
      3,100 Coach Inc*                                                    97,216
                                                                         $97,216

TOBACCO --- 2.93%
     17,203 Altria Group Inc (1)                                       1,268,033
      1,310 UST Inc                                                       54,837
                                                                      $1,322,870

UTILITIES --- .20%
      5,400 AES Corp*                                                     88,722
                                                                         $88,722

TOTAL COMMON STOCK --- 98.96%                                        $44,690,543
(Cost $40,242,489)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    271,000 Freddie Mac                                                  270,953
                  3.225%, October 3, 2005
    200,000 United States of America (1)                                 199,322
                  3.128%, November 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.04%                                  $470,275
(Cost $470,275)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100%                          $45,160,818
(Cost $40,712,764)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Growth Index Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $44,324,147. The Maxim Growth Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,034,951 and gross depreciation of securities in which there was an excess of tax cost over value of $6,198,280, resulting in net appreciation of $836,671.

As of September 30, 2005, the Maxim Growth Index Portfolio had 2 open S&P 500 long futures contracts. The contracts expire in December 2005 and the Portfolio has recorded unrealized depreciation of $2,000.

Maxim Series Fund, Inc.

Maxim INVESCO ADR Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.62%
    296,300 BAE Systems PLC sponsored ADR                              7,185,275
                                                                      $7,185,275

AIRLINES --- 1.38%
    342,800 BAA PLC sponsored ADR ^^                                   3,784,238
                                                                      $3,784,238

AUTO PARTS & EQUIPMENT --- 1.45%
     67,697 Compagnie Generale des Etablissements Michelin Class B     3,976,960
                                                                      $3,976,960

AUTOMOBILES --- 2.70%
     80,700 Bayerische Motoren Werke AG*                               3,788,405
     39,300 Toyota Motor Corp sponsored ADR ^^                         3,630,141
                                                                      $7,418,546

CHEMICALS --- 3.84%
     62,350 BASF AG sponsored ADR                                      4,701,190
    133,700 Shin-Etsu Chemical Co Ltd                                  5,829,942
                                                                     $10,531,132

COSMETICS & PERSONAL CARE --- 1.35%
     14,950 Kao Corp ADR                                               3,686,716
                                                                      $3,686,716

ELECTRIC COMPANIES --- 1.68%
    117,950 Endesa SA sponsored ADR                                    3,157,522
     82,185 Korea Electric Power Corp sponsored ADR                    1,455,496
                                                                      $4,613,018

ELECTRONIC INSTRUMENT & EQUIP --- 1.66%
     85,350 Koninklijke Philips Electronics NV NY Shrs                 2,277,138
     68,850 Sony Corp sponsored ADR                                    2,285,131
                                                                      $4,562,269

ELECTRONICS - SEMICONDUCTOR --- 1.02%
     44,100 NEC Electronics Corp                                       1,468,446
    162,539 Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR    1,336,071
                                                                      $2,804,517

FOOD & BEVERAGES --- 7.21%
    136,000 Cadbury Schweppes PLC sponsored ADR                        5,539,280
     83,200 Diageo Capital PLC sponsored ADR ^^                        4,826,432
    118,500 Heineken NV ADR                                            3,816,032
     76,300 Nestle SA sponsored ADR ^^                                 5,585,160
                                                                     $19,766,904

FOREIGN BANKS --- 15.46%
    106,500 ABN AMRO Holding NV sponsored ADR                          2,556,000
    113,800 Credit Agricole SA                                         3,337,203
     97,275 Credit Suisse Group sponsored ADR ^^                       4,326,792
    122,195 Danske Bank A/S unsponsored ADR                            3,739,167
     27,225 Deutsche Bank AG ^^                                        2,546,082
     30,650 HSBC Holdings PLC sponsored ADR ^^                         2,489,700
    114,500 ING Groep NV sponsored ADR                                 3,410,955
     36,800 National Australia Bank Ltd sponsored ADR ^^               4,623,920
    323,700 Nordea AB                                                  3,180,191
    274,400 Royal Bank of Scotland Group PLC                           7,792,155
    190,500 Societe Generale sponsored ADR                             4,371,975
                                                                     $42,374,140

GOLD, METALS & MINING --- 1.21%
    109,800 Anglo American PLC unsponsored ADR ^^                      3,315,960
                                                                      $3,315,960

INSURANCE RELATED --- 4.61%
    341,520 Aegon NV ^^                                                5,088,648
     32,475 Millea Holdings Inc ADR                                    2,625,279
    288,200 Zurich Financial Services AG ADR                          4,913,810
                                                                     $12,627,737

INVESTMENT BANK/BROKERAGE FIRM --- 1.69%
    297,695 Nomura Holdings Inc ADR ^^                                 4,626,180
                                                                      $4,626,180

MACHINERY --- 1.00%
     20,500 SMC Corp                                                   2,728,638
                                                                      $2,728,638

MANUFACTURING --- 1.28%
    355,570 DSM NV ADR                                                 3,503,502
                                                                      $3,503,502

MISCELLANEOUS --- 1.12%
     59,400 Hutchison Whampoa Ltd ADR                                  3,072,316
                                                                      $3,072,316

OFFICE EQUIPMENT & SUPPLIES --- 2.07%
    104,500 Canon Inc sponsored ADR                                    5,670,170
                                                                      $5,670,170

OIL & GAS --- 9.86%
     39,825 BP Amoco PLC sponsored ADR                                 2,821,601
    102,400 EnCana Corp                                                5,970,944
     30,650 Eni SpA sponsored ADR                                      4,539,265
    108,200 Repsol YPF SA sponsored ADR                                3,495,942
     32,497 Royal Dutch Shell PLC ADR                                  2,238,068
    134,800 Statoil ASA sponsored ADR ^^                               3,328,212
     34,200 Total SA sponsored ADR ^^                                  4,645,044
                                                                     $27,039,076

PAPER & FOREST PRODUCTS --- 2.27%
    272,800 Stora Enso OYJ sponsored ADR ^^                            3,772,824
    121,100 UPM-Kymmene OYJ sponsored ADR ^^                           2,436,532
                                                                      $6,209,356

PHARMACEUTICALS --- 9.11%
    168,150 Glaxosmithkline PLC ADR                                    8,622,732
    152,805 Novartis AG ADR                                            7,793,055
     28,000 Roche Holdings AG Ltd sponsored ADR                        1,954,400
    110,700 Takeda Chemical Industries Ltd                             6,592,072
                                                                     $24,962,259

PHOTOGRAPHY/IMAGING --- 2.94%
    174,000 Fuji Photo Film Co Ltd ADR                                 5,771,580
    103,300 Olympus Corp sponsored ADR ^^                              2,292,217
                                                                      $8,063,797

PRINTING & PUBLISHING --- 1.99%
    147,900 Reed Elsevier PLC sponsored ADR                            5,456,031
                                                                      $5,456,031

RAILROADS --- 1.48%
        710 East Japan Railway Co                                      4,052,854
                                                                      $4,052,854

REAL ESTATE --- .58%
    139,800 Cheung Kong Holdings Ltd unsponsored ADR                   1,578,608
                                                                      $1,578,608

RETAIL --- 4.05%
    131,200 Boots Group PLC unsponsored ADR ^^                         2,824,723
    298,400 Kingfisher PLC sponsored ADR ^^                            2,297,680
     68,400 Seven & I Holdings Co Ltd                                  2,265,539
  1,186,800 William Morrison Supermarkets PLC                          3,720,786
                                                                     $11,108,728

TELEPHONE & TELECOMMUNICATIONS --- 10.33%
    123,310 BCE Inc                                                    3,383,626
     94,400 Belgacom SA                                                3,200,558
    161,600 KT Corp sponsored ADR                                      3,636,000
    160,800 Nippon Telegraph & Telephone Corp sponsored ADR            3,991,056
    356,700 Nokia OYJ sponsored ADR                                    6,031,797
    131,950 Telefonos de Mexico SA de CV sponsored ADR                 2,806,577
    202,200 Vodafone Group PLC sponsored ADR                           5,251,134
                                                                     $28,300,748

TOYS --- 1.27%
    244,000 Nintendo Co Ltd ADR ^^                                     3,489,200
                                                                      $3,489,200

TRANSPORTATION --- 1.36%
    148,302 TNT NV ADR ^^                                              3,720,896
                                                                      $3,720,896

TOTAL COMMON STOCK --- 98.59%                                       $270,229,771
(Cost $217,629,643)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  3,864,000 Freddie Mac                                                3,863,317
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.41%                                $3,863,317
(Cost $3,863,317)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%                          $274,093,088
(Cost $221,492,960)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at September 30, 2005. ADR - American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim INVESCO ADR Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim INVESCO ADR Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim INVESCO ADR Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2005, the U.S. Federal income tax cost basis was $222,663,084. The Maxim INVESCO ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $54,403,495 and gross depreciation of securities in which there was an excess of tax cost over value of $2,973,491, resulting in net appreciation of $51,430,004.

Summary of Investments by Country

Maxim INVESCO ADR Portfolio
September 30, 2005
UNAUDITED

                                                                      % of Portfolio
          Country                           Value ($)                  Investments
----------------------------      -----------------------------    ---------------------
Australia                    $                       4,623,920                    1.69%
Belgium                                              3,200,558                    1.17%
Canada                                               9,354,570                    3.41%
Denmark                                              3,739,167                    1.36%
Finland                                             12,241,153                    4.47%
France                                              16,331,182                    5.96%
Germany                                             11,035,677                    4.03%
Hong Kong                                            4,650,924                    1.70%
Italy                                                4,539,265                    1.66%
Japan                                               61,005,161                   22.26%
Korea                                                5,091,496                    1.86%
Mexico                                               2,806,577                    1.02%
Netherlands                                         24,373,171                    8.89%
Norway                                               3,328,212                    1.21%
Spain                                                6,653,464                    2.43%
Sweden                                               3,180,191                    1.16%
Switzerland                                         24,573,217                    8.97%
Taiwan                                               1,336,071                    0.49%
United Kingdom                                      68,165,795                   24.85%
United States                                        3,863,317                    1.41%
                                  -----------------------------    ---------------------
                             $                     274,093,088                  100.00%
                                  =============================    =====================


Maxim Series Fund, Inc.

Maxim Index 600 Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

TRANSPORTATION --- .00%
      1,869 TIMCO Aviation Services Inc @*                         0
            Convertible
            8.000% January 2, 2007

TOTAL BONDS --- 0%                                                $0
(Cost $0)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.49%
     12,929 AAR Corp*                                                    222,120
      4,500 Applied Signal Technology Inc                                 85,860
     11,705 Armor Holdings Inc*                                          503,432
      9,750 Ceradyne Inc ^^*                                             357,630
      6,116 Cubic Corp ^^                                                104,706
      8,684 Curtiss-Wright Corp                                          535,890
     11,162 DRS Technologies Inc                                         550,956
      5,825 EDO Corp                                                     174,925
     16,594 Engineered Support Systems Inc                               681,018
     10,116 Esterline Technologies Corp ^^*                              383,295
     21,718 GenCorp Inc ^^*                                              405,041
      9,095 Kaman Corp Class A                                           185,993
      8,390 Mercury Computer Systems Inc*                                220,238
     13,675 Moog Inc*                                                    403,686
     13,298 Teledyne Technologies Inc*                                   458,382
      6,371 Triumph Group Inc*                                           236,810
                                                                      $5,509,982

AGRICULTURE --- .44%
     29,708 Corn Products International Inc                              599,210
     14,367 Delta & Pine Land Co                                         379,432
                                                                        $978,642

AIR FREIGHT --- .36%
     12,800 EGL Inc ^^*                                                  347,520
     12,621 Forward Air Corp                                             464,958
                                                                        $812,478

AIRLINES --- .39%
     14,385 Frontier Airlines Inc ^^*                                    140,685
     11,477 Mesa Air Group Inc ^^*                                        94,685
     23,027 SkyWest Inc ^^                                               617,584
                                                                        $852,954

AUTO PARTS & EQUIPMENT --- .15%
      5,043 Midas Inc*                                                   100,255
      5,022 Standard Motor Products Inc                                   40,728
      9,100 Superior Industries International Inc ^^                     195,832
                                                                        $336,815

AUTOMOBILES --- .40%
      5,664 Coachmen Industries Inc ^^                                    65,079
     22,475 Fleetwood Enterprises Inc ^^*                                276,443
     10,510 Monaco Coach Corp ^^                                         154,917
     13,058 Winnebago Industries Inc ^^                                  378,290
                                                                        $874,729

BANKS --- 5.28%
     28,118 Amegy Bancorp Inc ^^                                         636,310
     11,182 Boston Private Financial Holdings Inc                        296,770
     12,100 Central Pacific Financial Corp                               425,678
     18,512 Chittenden Corp                                              490,727
     12,000 Community Bank System Inc                                    271,200
     22,216 East West Bancorp Inc                                        756,233
     32,128 First BanCorp                                                543,606
     18,020 First Midwest Bancorp Inc                                    671,065
      9,103 First Republic Bank                                          320,699
     15,370 Gold Banc Corp Inc                                           229,013
     17,730 Hudson United Bancorp                                        750,511
      6,993 Irwin Financial Corp                                         142,587
      7,800 Nara Bancorp Inc                                             116,610
      6,900 PrivateBancorp Inc ^^                                        236,532
      8,500 Prosperity Bancshares Inc                                    257,125
     13,066 Provident Bankshares Corp ^^                                 454,435
     27,460 Republic Bancorp Inc                                         388,284
     29,629 South Financial Group Inc ^^                                 795,242
     18,011 Sterling Bancshares Inc                                      264,942
     18,630 Susquehanna Bancshares Inc                                   447,865
     29,773 TrustCo Bank Corp NY ^^                                      373,056
     36,468 UCBH Holdings Inc ^^                                         668,094
     17,710 Umpqua Holdings Corp ^^                                      430,707
     14,849 United Bankshares Inc                                        518,973
     25,161 Whitney Holding Corp                                         680,353
      9,467 Wintrust Financial Corp ^^                                   475,811
                                                                     $11,642,428

BIOTECHNOLOGY --- .24%
     13,944 ArQule Inc*                                                  109,182
     10,843 Enzo Biochem Inc ^^                                          166,548
     17,359 Regeneron Pharmaceuticals Inc*                               164,737
     24,173 Savient Pharmaceuticals Inc*                                  91,132
                                                                        $531,599

BUILDING MATERIALS --- 1.08%
     11,055 Apogee Enterprises Inc                                       189,041
      7,215 ElkCorp                                                      258,081
     19,877 Lennox International Inc ^^                                  544,829
      8,400 NCI Building Systems Inc*                                    342,636
     14,510 Simpson Manufacturing Co Inc ^^                              567,921
      9,040 Texas Industries Inc                                         491,776
                                                                      $2,394,284

CHEMICALS --- 1.34%
     12,096 A Schulman Inc                                               217,123
      9,358 Arch Chemicals Inc                                           217,574
     10,489 Cambrex Corp                                                 198,871
     13,595 Georgia Gulf Corp                                            327,368
     11,502 HB Fuller Co                                                 357,482
     16,600 Headwaters Inc ^^*                                           620,840
      9,971 MacDermid Inc ^^                                             261,838
      5,011 Material Sciences Corp*                                       75,516
     11,353 OM Group Inc*                                                228,536
     16,208 Omnova Solutions Inc*                                         70,829
      3,506 Penford Corp                                                  46,875
     36,485 PolyOne Corp*                                                221,099
      3,840 Quaker Chemical Corp                                          66,739
      6,755 Wellman Inc                                                   42,759
                                                                      $2,953,449

COMMUNICATIONS - EQUIPMENT --- 1.27%
      7,552 Audiovox Corp Class A*                                       105,577
      4,571 Bel Fuse Inc Class B                                         166,522
     18,264 Belden CDT Inc ^^                                            354,870
      6,803 Black Box Corp ^^                                            285,454
      5,006 Brooktrout Inc*                                               64,928
     18,944 C-Cor Inc ^^*                                                127,872
      7,700 Comtech Telecommunications Corp*                             319,319
      8,097 Digi International Inc*                                       86,881
     12,800 Ditech Communications Corp*                                   86,272
     29,236 Harmonic Inc ^^*                                             170,154
      8,279 Inter-Tel Inc ^^                                             173,859
     13,000 NETGEAR Inc ^^*                                              312,780
      9,835 Network Equipment Technologies Inc*                           45,339
      8,389 PC-Tel Inc*                                                   78,857
     18,405 SymmetriCom Inc*                                             142,455
      5,210 Tollgrade Communications Inc*                                 44,077
      8,896 ViaSat Inc*                                                  228,182
                                                                      $2,793,398

COMPUTER HARDWARE & SYSTEMS --- .62%
     44,692 Adaptec Inc*                                                 171,170
     16,470 Avid Technology Inc*                                         681,858
     10,147 Hutchinson Technology Inc*                                   265,040
      6,155 SBS Technologies Inc*                                         59,273
      9,600 Synaptics Inc ^^*                                            180,480
                                                                      $1,357,821

COMPUTER SOFTWARE & SERVICES --- 5.01%
     12,650 ANSYS Inc*                                                   486,899
      9,100 Altiris Inc*                                                 139,139
     12,039 CACI International Inc Class A*                              729,563
     21,857 CIBER Inc*                                                   162,398
     11,377 Captaris Inc*                                                 42,778
      4,015 Catapult Communications Corp*                                 73,635
     13,500 Digital Insight Corp*                                        351,810
      5,050 EPIQ Systems Inc*                                            110,191
     13,366 FactSet Research Systems Inc ^^                              471,018
     16,438 FileNET Corp*                                                458,620
     15,998 Hyperion Solutions Corp*                                     778,303
     15,500 Internet Security Systems Inc ^^*                            372,155
     11,326 JDA Software Group Inc*                                      171,929
     12,672 Kronos Inc ^^*                                               565,678
      7,589 MAXIMUS Inc                                                  271,307
     15,290 MICROS Systems Inc*                                          668,938
     11,000 MIVA Inc*                                                     66,330
      8,494 MRO Software Inc*                                            143,039
      7,030 ManTech International Corp ^^*                               185,662
     11,345 Manhattan Associates Inc ^^*                                 263,204
      8,170 MapInfo Corp*                                                100,083
     11,522 NYFIX Inc ^^*                                                 66,482
     17,411 Napster Inc ^^*                                               69,644
      9,846 Phoenix Technologies Ltd*                                     74,140
     14,796 Progress Software Corp*                                      470,069
      8,937 Radiant Systems Inc*                                          92,230
     11,471 SERENA Software Inc*                                         228,617
      6,421 SPSS Inc*                                                    154,104
      6,800 SS&C Technologies Inc                                        249,152
      9,700 Sonic Solutions ^^*                                          208,550
      8,456 TALX Corp                                                    277,272
     24,716 THQ Inc*                                                     526,945
     28,172 Take-Two Interactive Software Inc*                           622,319
     14,919 Verity Inc*                                                  158,440
     13,790 WebEx Communications Inc*                                    337,993
      9,508 Websense Inc*                                                486,905
     11,155 Zix Corp ^^*                                                  22,310
      9,730 j2 Global Communications Inc ^^*                             393,287
                                                                     $11,051,138

CONGLOMERATES --- .12%
      4,370 Standex International Corp                                   115,062
     11,026 Tredegar Corp                                                143,448
                                                                        $258,510

CONTAINERS --- .38%
     13,931 AptarGroup Inc                                               693,903
     12,431 Myers Industries Inc                                         144,697
                                                                        $838,600

COSMETICS & PERSONAL CARE --- .37%
     22,212 NBTY Inc*                                                    521,982
      4,700 Nature's Sunshine Products Inc                               109,228
      4,100 USANA Health Sciences Inc ^^*                                195,570
                                                                        $826,780

DISTRIBUTORS --- 1.95%
      9,996 Applied Industrial Technologies Inc                          358,656
     26,598 Hughes Supply Inc                                            867,095
      1,856 Lawson Products Inc                                           68,152
      5,107 Nash Finch Co ^^                                             215,464
     15,848 Owens & Minor Inc                                            465,139
     14,900 Performance Food Group Co ^^*                                470,244
     15,395 Priority Healthcare Corp*                                    428,905
     16,338 United Natural Foods Inc ^^*                                 577,712
      9,410 Watsco Inc                                                   499,765
     10,700 World Fuel Services Corp                                     347,215
                                                                      $4,298,347

ELECTRIC COMPANIES --- 1.16%
     12,000 ALLETE Inc                                                   549,720
      5,399 CH Energy Group Inc ^^                                       256,345
      4,888 Central Vermont Public Service Corp                           85,540
     19,824 Cleco Corp ^^                                                467,450
     19,091 El Paso Electric Co*                                         398,047
      2,073 Green Mountain Power Corp                                     68,264
      5,121 UIL Holdings Corp                                            267,880
     13,777 UniSource Energy Corp ^^                                     457,947
                                                                      $2,551,193

ELECTRONIC INSTRUMENT & EQUIP --- 5.59%
      7,974 AO Smith Corp ^^                                             227,259
     17,660 Acuity Brands Inc                                            523,972
     29,650 Aeroflex Inc*                                                277,524
     12,054 Agilysys Inc                                                 202,989
     12,845 Anixter International Inc                                    518,039
     15,746 Artesyn Technologies Inc ^^*                                 146,438
     11,230 Baldor Electric Co ^^                                        284,681
     11,601 Bell Microproducts Inc ^^*                                   116,358
     16,627 Benchmark Electronics Inc*                                   500,805
     10,057 C&D Technologies Inc                                          94,636
     14,512 CTS Corp                                                     175,595
     15,109 Checkpoint Systems Inc*                                      358,385
     18,687 Cognex Corp                                                  561,918
     12,402 Coherent Inc*                                                363,131
      6,200 Daktronics Inc ^^                                            148,676
      8,065 Dionex Corp*                                                 437,526
     11,378 Electro Scientific Industries Inc ^^*                        254,412
     27,744 Flir Systems Inc ^^*                                         820,668
      8,823 Gerber Scientific Inc*                                        69,172
      9,162 Global Imaging Systems Inc*                                  311,966
      9,671 Itron Inc*                                                   441,578
      5,667 Keithley Instruments Inc                                      82,738
      8,900 Littelfuse Inc*                                              250,357
      7,900 MTS Systems Corp                                             298,383
     11,327 MagneTek Inc*                                                 38,285
     14,792 Methode Electronics Inc Class A                              170,404
      7,928 Park Electrochemical Corp                                    211,281
     14,478 Paxar Corp*                                                  243,954
      6,731 Photon Dynamics Inc ^^*                                      128,899
      5,818 Planar Systems Inc ^^*                                        47,824
      8,013 RadiSys Corp*                                                155,452
     11,556 Regal-Beloit Corp                                            374,877
      6,441 Rogers Corp*                                                 249,267
     34,048 Roper Industries Inc ^^                                    1,337,746
      5,100 ScanSource Inc ^^*                                           248,574
     16,042 Technitrol Inc ^^                                            245,763
     21,290 Trimble Navigation Ltd*                                      717,260
     10,563 Veeco Instruments Inc ^^*                                    169,431
      7,637 Vicor Corp ^^                                                115,701
      3,955 Woodward Governor Co ^^                                      336,373
      7,263 X-Rite Inc                                                    90,061
                                                                     $12,348,358

ELECTRONICS - SEMICONDUCTOR --- 2.73%
     15,014 ATMI Inc*                                                    465,434
     10,104 Actel Corp*                                                  146,104
     11,221 Advanced Energy Industries Inc*                              120,738
     40,005 Axcelis Technologies Inc*                                    208,826
     18,058 Brooks Automation Inc ^^*                                    240,713
      8,599 Cohu Inc                                                     203,366
     14,085 Cymer Inc ^^*                                                441,142
     11,405 DSP Group Inc*                                               292,652
     14,058 ESS Technology Inc*                                           49,906
     13,836 Exar Corp*                                                   193,981
      9,903 FEI Co*                                                      190,633
     10,389 Helix Technology Corp                                        153,238
     27,448 Kopin Corp*                                                  190,764
     20,598 Kulicke & Soffa Industries Inc*                              149,336
     24,958 Microsemi Corp*                                              637,427
     10,413 Pericom Semiconductor Corp*                                   92,051
     16,376 Photronics Inc ^^*                                           317,694
     11,693 Power Integrations Inc*                                      254,323
      5,603 Rudolph Technologies Inc*                                     75,472
     63,040 Skywork Solutions Inc ^^*                                    442,541
      8,241 Standard Microsystems Corp*                                  246,488
      4,657 Supertex Inc*                                                139,663
      9,561 Ultratech Inc*                                               149,056
     14,854 Varian Semiconductor Equipment Associates Inc*               629,364
                                                                      $6,030,912

ENGINEERING & CONSTRUCTION --- 0.91%
      6,217 EMCOR Group Inc*                                             368,668
     10,625 Insituform Technologies Inc Class A*                         183,706
     31,344 Shaw Group Inc*                                              772,943
     17,014 URS Corp*                                                    687,195
                                                                      $2,012,512

FINANCIAL SERVICES --- 2.05%
      7,454 Anchor Bancorp Wisconsin Inc                                 219,744
     17,800 BankAtlantic Bancorp Inc Class B                             302,422
     10,581 BankUnited Financial Corp ^^                                 241,987
     24,480 Brookline Bancorp Inc ^^                                     387,274
     15,220 Commercial Federal Corp                                      519,611
     11,035 Dime Community Bancshares                                    162,435
      8,333 Downey Financial Corp (1)                                    507,480
      6,985 Financial Federal Corp ^^                                    278,003
      6,634 FirstFed Financial Corp ^^*                                  356,976
     13,814 Flagstar Bancorp Inc ^^                                      222,405
     26,035 Fremont General Corp ^^                                      568,344
     10,960 MAF Bancorp Inc                                              449,360
     13,765 Sterling Financial Corp                                      310,401
                                                                      $4,526,442

FOOD & BEVERAGES --- 1.11%
      7,242 American Italian Pasta Co Class A ^^                          77,200
     20,743 Flowers Foods Inc ^^                                         565,869
     12,094 Hain Celestial Group Inc ^^*                                 234,624
      2,758 J&J Snack Foods Corp                                         159,412
     11,925 Lance Inc                                                    208,211
      5,500 Peets Coffee & Tea Inc ^^*                                   168,410
     11,860 Ralcorp Holdings Inc                                         497,171
      5,800 Sanderson Farms Inc                                          215,528
     12,300 TreeHouse Foods Inc ^^*                                      330,624
                                                                      $2,457,049

GOLD, METALS & MINING --- 2.76%
      3,842 AM Castle & Co*                                               67,235
      8,700 AMCOL International Corp                                     165,909
     12,249 Aleris International Inc*                                    336,235
      7,600 Brush Engineered Materials Inc ^^*                           120,688
      8,700 Carpenter Technology Corp                                    509,907
      9,045 Century Aluminum Co*                                         203,332
      9,040 Chaparral Steel Co*                                          227,989
      8,730 Cleveland-Cliffs Inc ^^                                      760,470
     23,158 Commercial Metals Co                                         781,351
     30,662 Massey Energy Co ^^                                        1,565,908
     10,115 Quanex Corp                                                  669,815
      9,125 RTI International Metals Inc*                                359,069
      9,972 Ryerson Tull Inc ^^                                          212,404
      4,398 Steel Technologies Inc                                       114,040
                                                                      $6,094,352

HARDWARE & TOOLS --- .83%
     18,813 Florida Rock Industries Inc ^^                             1,205,725
     10,295 Griffon Corp ^^*                                             253,257
      6,420 Universal Forest Products Inc ^^                             367,994
                                                                      $1,826,976

HEALTH CARE RELATED --- 4.43%
     20,488 AMERIGROUP Corp*                                             391,731
     11,767 AmSurg Corp ^^*                                              321,945
      6,200 Amedisys Inc ^^*                                             241,800
     13,180 American Healthways Inc ^^*                                  558,832
     16,870 Centene Corp*                                                422,256
     12,092 Cerner Corp ^^*                                            1,051,158
     10,178 Chemed Corp                                                  441,115
      8,330 Cross Country Healthcare Inc*                                154,605
      8,554 Cryolife Inc ^^*                                              59,450
     16,999 Dendrite International Inc*                                  341,510
      9,200 Gentiva Health Services Inc*                                 166,704
     26,052 Hooper Holmes Inc                                            102,384
      8,200 LCA-Vision Inc                                               304,384
      7,000 LabOne Inc ^^*                                               304,500
     14,347 NDCHealth Corp                                               271,445
     13,725 Odyssey Healthcare Inc ^^*                                   232,913
     10,551 PAREXEL International Corp ^^*                               211,970
      9,503 Pediatrix Medical Group Inc*                                 730,020
     19,962 Pharmaceutical Product Development Inc (1)*                1,148,015
      6,618 RehabCare Group Inc*                                         135,801
      7,300 SFBC International Inc ^^*                                   324,047
     10,162 Sierra Health Services Inc*                                  699,857
      7,114 Sunrise Senior Living Inc ^^*                                474,788
     17,575 United Surgical Partners International Inc*                  687,358
                                                                      $9,778,588

HOMEBUILDING --- 2.55%
     30,141 Champion Enterprises Inc ^^*                                 445,484
      5,000 M/I Homes Inc                                                271,300
     12,916 MDC Holdings Inc (1)                                       1,018,943
      9,200 Meritage Homes Corp (1)*                                     705,272
      2,200 NVR Inc (1)*                                               1,946,890
      2,722 Skyline Corp                                                 110,622
     27,028 Standard Pacific Corp (1)                                  1,121,932
                                                                      $5,620,443

HOTELS/MOTELS --- .08%
      8,562 Marcus Corp                                                  171,582
                                                                        $171,582

HOUSEHOLD GOODS --- .82%
      9,548 Applica Inc*                                                  15,945
      4,636 Bassett Furniture Industries Inc                              86,322
      5,430 Department 56 Inc*                                            67,875
     14,124 Ethan Allen Interiors Inc ^^                                 442,787
      9,309 Fedders Corp ^^                                               19,921
     19,014 Interface Inc*                                               157,056
     20,598 La-Z-Boy Inc ^^                                              271,688
      5,483 Libbey Inc                                                    83,342
      1,867 National Presto Industries Inc                                79,926
      4,682 Russ Berrie & Co Inc                                          66,110
     14,750 Spectrum Brands Inc*                                         347,363
      6,656 WD-40 Co                                                     176,451
                                                                      $1,814,786

INSURANCE RELATED --- 2.69%
     11,322 Delphi Financial Group Inc Class A                           529,870
     14,222 Hilb Rogal & Hobbs Co ^^                                     530,765
      8,200 Infinity Property & Casualty Corp                            287,738
      7,238 LandAmerica Financial Group Inc ^^                           467,937
      7,412 Philadelphia Consolidated Holding Corp*                      629,279
      8,550 Presidential Life Corp                                       153,900
     12,300 ProAssurance Corp*                                           574,041
      8,522 RLI Corp ^^                                                  394,228
      3,949 SCPIE Holdings Inc*                                           56,471
     11,265 Selective Insurance Group Inc                                550,858
      7,259 Stewart Information Services Corp                            371,661
     13,967 UICI                                                         502,812
      6,800 United Fire & Casualty Co                                    308,488
      9,208 Zenith National Insurance Corp ^^                            577,250
                                                                      $5,935,298

INVESTMENT BANK/BROKERAGE FIRM --- .38%
     16,700 Investment Technology Group Inc ^^*                          494,320
      8,010 Piper Jaffray Cos Inc*                                       239,179
      6,158 SWS Group Inc ^^                                             100,991
                                                                        $834,490

LEISURE & ENTERTAINMENT --- 2.13%
      5,167 4Kids Entertainment Inc ^^*                                   89,854
      7,374 Action Performance Cos Inc ^^                                 92,175
      5,116 Arctic Cat Inc                                               105,083
     11,784 Argosy Gaming Co ^^*                                         553,730
     14,145 Aztar Corp*                                                  435,807
     13,555 Bally Total Fitness*                                          60,591
     10,604 JAKKS Pacific Inc ^^*                                        172,103
     18,904 K2 Inc*                                                      215,506
      6,760 Meade Instruments Corp*                                       17,982
     10,800 Multimedia Games Inc ^^*                                     104,868
     13,335 Nautilus Group Inc ^^                                        294,303
     16,212 Pinnacle Entertainment Inc ^^*                               296,031
     16,786 Polaris Industries Inc (1)                                   831,746
     21,041 SCP Pool Corp                                                734,962
     13,827 Shuffle Master Inc ^^*                                       365,448
      8,500 Sturm Ruger & Co Inc                                          78,200
      9,023 WMS Industries Inc ^^*                                       253,817
                                                                      $4,702,206

MACHINERY --- 4.46%
      7,000 ASV Inc ^^*                                                  158,550
     12,684 Albany International Corp Class A                            467,659
      6,866 Astec Industries Inc*                                        194,926
      6,833 Barnes Group Inc ^^                                          245,031
     20,528 Briggs & Stratton Corp                                       710,064
     20,570 CLARCOR Inc                                                  590,770
      8,300 EnPro Industries Inc*                                        279,627
     10,273 Gardner Denver Inc*                                          458,176
     20,560 IDEX Corp                                                    874,828
     20,282 JLG Industries Inc                                           742,118
     11,229 Kaydon Corp                                                  319,016
      4,591 Lindsay Manufacturing Co ^^                                  101,048
      6,402 Lydall Inc*                                                   57,170
     11,989 Manitowoc Co Inc                                             602,447
     19,819 Milacron Inc*                                                 35,278
     14,592 Mueller Industries Inc                                       405,220
     29,164 Oshkosh Truck Corp (1)                                     1,258,718
     11,088 Reliance Steel & Aluminum Co ^^                              586,888
      4,545 Robbins & Myers Inc                                          102,172
     11,534 Stewart & Stevenson Services Inc                             275,086
     16,772 Toro Co ^^                                                   616,371
      6,463 Valmont Industries Inc                                       189,754
     12,451 Wabash National Corp                                         244,787
     10,127 Watts Water Technologies Inc ^^                              292,164
      5,894 Wolverine Tube Inc*                                           44,205
                                                                      $9,852,073

MEDICAL PRODUCTS --- 6.37%
      8,000 Advanced Neuromodulation Systems Inc*                        379,680
     27,578 American Medical Systems Holdings Inc*                       555,697
      5,473 Analogic Corp                                                275,894
      9,824 ArthroCare Corp ^^*                                          395,121
      9,100 BioLase Technology Inc ^^                                     64,883
      6,905 Biosite Inc ^^*                                              427,143
     11,725 CONMED Corp ^^*                                              326,893
     17,581 Cooper Cos Inc (1)                                         1,346,880
      8,700 Cyberonics Inc ^^*                                           259,608
      8,700 DJ Orthopedics Inc ^^*                                       251,778
      4,880 Datascope Corp                                               151,378
      9,328 Diagnostic Products Corp                                     491,865
      8,620 Greatbatch Inc ^^*                                           236,533
     10,460 Haemonetics Corp*                                            497,164
      8,750 Hologic Inc ^^*                                              505,313
      5,485 ICU Medical Inc ^^*                                          157,749
     13,008 IDEXX Laboratories Inc ^^*                                   869,975
     18,050 Immucor Inc*                                                 495,292
      7,272 Integra LifeSciences Holdings ^^*                            278,227
     10,322 Intermagnetics General Corp*                                 288,397
     12,644 Invacare Corp                                                526,875
      4,000 Kensey Nash Corp ^^*                                         122,640
     14,992 Mentor Corp ^^                                               824,710
     10,700 Merit Medical Systems Inc*                                   189,818
      6,770 Osteotech Inc*                                                38,792
      9,640 PolyMedica Corp ^^                                           336,822
      6,804 Possis Medical Inc ^^*                                        74,572
     13,992 ResMed Inc (1)*                                            1,114,463
     28,706 Respironics Inc (1)*                                       1,210,819
      6,173 SurModics Inc ^^*                                            238,833
     16,069 Sybron Dental Specialties Inc*                               668,149
     12,644 Theragenics Corp*                                             37,300
     12,523 Viasys Healthcare Inc*                                       312,950
      2,219 Vital Signs Inc                                              102,274
                                                                     $14,054,487

OFFICE EQUIPMENT & SUPPLIES --- .68%
     19,586 Brady Corp Class A                                           605,991
      6,196 Imagistics International Inc*                                259,303
     13,315 United Stationers Inc*                                       637,256
                                                                      $1,502,550

OIL & GAS --- 8.35%
      5,362 Atwood Oceanics Inc*                                         451,534
     19,515 Cabot Oil & Gas Corp Class A                                 985,703
     15,455 Cal Dive International Inc*                                  980,002
      7,904 Carbo Ceramics Inc ^^                                        521,585
     32,680 Cimarex Energy Co*                                         1,481,384
      2,985 Dril-Quip Inc*                                               143,280
     22,340 Frontier Oil Corp                                            990,779
      7,801 Hydril Co*                                                   535,461
     27,928 Input/Output Inc ^^*                                         222,865
     11,949 Lone Star Technologies Inc*                                  664,245
     17,066 Maverick Tube Corp ^^*                                       511,980
     10,438 Oceaneering International Inc*                               557,494
      9,308 Offshore Logistics Inc*                                      344,396
      7,400 Penn Virginia Corp                                           427,054
      6,600 Petroleum Development Corp*                                  253,044
      9,377 Remington Oil & Gas Corp ^^*                                 389,146
      8,180 SEACOR SMIT Inc*                                             593,704
     32,632 Southwestern Energy Co (1)*                                2,395,189
     10,724 Spinnaker Exploration Co*                                    693,736
     22,478 St Mary Land & Exploration Co                                822,695
     10,699 Stone Energy Corp*                                           653,067
     11,420 Swift Energy Co ^^*                                          522,465
     13,614 TETRA Technologies Inc*                                      425,029
     18,247 Unit Corp*                                                 1,008,694
     13,479 Veritas DGC Inc ^^*                                          493,601
     21,878 Vintage Petroleum Inc ^^                                     998,949
     11,234 W-H Energy Services Inc*                                     364,206
                                                                     $18,431,287

PAPER & FOREST PRODUCTS --- .64%
     13,147 Buckeye Technologies Inc*                                    106,754
     11,451 Caraustar Industries Inc*                                    125,732
      7,816 Chesapeake Corp                                              143,736
      4,856 Deltic Timber Corp                                           223,619
      5,900 Neenah Paper Inc                                             172,870
      6,446 Pope & Talbot Inc                                             65,814
     12,336 Rock-Tenn Co Class A                                         186,274
      5,992 Schweitzer-Mauduit International Inc                         133,741
     20,400 Wausau Paper Corp                                            255,204
                                                                      $1,413,744

PERSONAL LOANS --- .22%
     11,622 Cash America International Inc                               241,157
      8,290 Rewards Network Inc*                                          56,621
      7,400 World Acceptance Corp*                                       188,034
                                                                        $485,812

PHARMACEUTICALS --- 1.00%
     16,494 Alpharma Inc Class A ^^                                      410,206
      5,500 Bradley Pharmaceuticals Inc*                                  60,060
     13,900 Connetics Corp ^^*                                           235,049
     28,588 MGI Pharma Inc*                                              666,386
     21,656 Medicis Pharmaceutical Corp Class A ^^                       705,119
      9,290 Noven Pharmaceuticals Inc*                                   130,060
                                                                      $2,206,880

POLLUTION CONTROL --- .30%
     18,648 Waste Connections Inc ^^*                                    654,172
                                                                        $654,172

PRINTING & PUBLISHING --- .48%
     13,489 Bowne & Co Inc                                               192,758
      4,770 Consolidated Graphics Inc*                                   205,348
     11,202 John H Harland Co                                            497,369
      4,994 Standard Register Co                                          74,660
      4,275 Thomas Nelson Inc ^^                                          80,199
                                                                      $1,050,334

RAILROADS --- .34%
     32,645 Kansas City Southern ^^*                                     760,955
                                                                        $760,955

REAL ESTATE --- 3.45%
     12,500 Acadia Realty Trust REIT                                     224,875
     16,413 Capital Automotive REIT ^^                                   635,347
     17,721 Colonial Properties Trust REIT ^^                            788,230
     21,400 Commercial Net Lease Realty Inc REIT                         428,000
      8,800 EastGroup Properties Inc REIT                                385,000
     10,300 Entertainment Properties REIT                                459,689
      9,267 Essex Property Trust REIT ^^                                 834,030
     14,405 Glenborough Realty Trust Inc REIT                            276,576
     11,546 Kilroy Realty Corp REIT ^^                                   646,922
     20,580 Lexington Corporate Properties Trust REIT                    484,659
     22,423 New Century Financial Corp REIT ^^                           813,282
      5,600 Parkway Properties Inc REIT                                  262,304
     18,676 Shurgard Storage Centers Inc REIT (1)                      1,043,428
      6,600 Sovran Self Storage Inc REIT ^^                              323,070
                                                                      $7,605,412

RESTAURANTS --- 2.27%
     13,970 CEC Entertainment Inc*                                       443,687
      7,730 IHOP Corp                                                    314,920
     14,107 Jack In The Box Inc*                                         421,940
      6,593 Landry's Restaurants Inc ^^                                  193,175
      7,130 Lone Star Steakhouse & Saloon Inc                            185,380
      8,792 O'Charley's Inc*                                             125,814
     10,489 PF Changs China Bistro Inc ^^*                               470,222
     12,386 Panera Bread Co Class A ^^*                                  633,915
      4,861 Papa John's International Inc*                               243,633
     13,507 Rare Hospitality International Inc*                          347,130
      5,700 Red Robin Gourmet Burgers Inc ^^*                            261,288
     16,610 Ryan's Restaurant Group Inc*                                 193,839
     23,780 Sonic Corp*                                                  650,383
     11,092 Steak N Shake Co*                                            201,320
     21,480 Triarc Cos Inc ^^                                            328,000
                                                                      $5,014,646

RETAIL --- 5.38%
     17,865 Aaron Rents Inc                                              377,845
      5,743 Building Materials Holding Corp ^^                           535,190
      6,589 Burlington Coat Factory Warehouse Corp                       250,646
     19,970 Casey's General Stores Inc ^^                                463,304
     12,467 Cato Corp Class A                                            248,467
      8,470 Children's Place*                                            301,871
     14,224 Christopher & Banks Corp                                     197,287
      8,683 Cost Plus Inc ^^*                                            157,596
      8,826 Dress Barn Inc ^^*                                           200,880
      4,640 Electronics Boutique Holdings Corp ^^*                       291,578
     15,777 Freds Inc ^^                                                 197,370
     20,600 GameStop Corp*                                               584,834
      9,098 Genesco Inc*                                                 338,810
      7,837 Goody's Family Clothing Inc ^^                                59,326
      6,774 Great Atlantic & Pacific Tea Co Inc ^^*                      192,111
      8,456 Group 1 Automotive Inc*                                      233,386
     10,330 Guitar Center Inc ^^*                                        570,319
     12,451 Gymboree Corp ^^*                                            169,832
      7,566 Hancock Fabrics Inc ^^                                        50,919
      8,935 Haverty Furniture Inc                                        109,275
     14,200 Hibbett Sporting Goods Inc*                                  315,950
     17,944 Hot Topic Inc ^^*                                            275,620
     19,341 Insight Enterprises Inc ^^*                                  359,743
      8,057 J Jill Group Inc ^^*                                         127,462
      9,146 Jo-Ann Stores Inc*                                           158,226
     17,989 Linens 'n Things Inc ^^*                                     480,306
     10,600 Longs Drug Stores Corp                                       454,634
     21,430 Men's Wearhouse Inc*                                         572,181
     10,180 Movie Gallery Inc ^^                                         105,770
     21,506 Pep Boys - Manny Moe & Jack ^^                               297,643
     14,300 Select Comfort Corp ^^*                                      285,714
     12,009 ShopKo Stores Inc*                                           306,470
     11,800 Sonic Automotive Inc                                         262,196
     10,900 Stage Stores Inc                                             292,883
     10,609 Stein Mart Inc                                               215,363
      8,950 TBC Corp*                                                   308,686
     13,093 Too Inc*                                                     359,141
     13,268 Tractor Supply Co ^^*                                        605,684
     20,382 Zale Corp*                                                   553,983
                                                                     $11,868,501

SHOES --- .55%
      7,343 Brown Shoe Co Inc                                            242,319
     10,276 K-Swiss Inc ^^                                               303,861
     14,404 Stride Rite Corp                                             184,659
     22,877 Wolverine World Wide Inc                                     481,561
                                                                      $1,212,400

SPECIALIZED SERVICES --- 3.70%
     15,319 ABM Industries Inc ^^                                        318,788
     12,503 ADVO Inc                                                     391,219
      8,704 Administaff Inc                                              345,897
      3,643 Angelica Corp ^^                                              65,028
     12,563 Arbitron Inc                                                 500,510
      4,991 CDI Corp                                                     147,434
      2,735 CPI Corp                                                      48,109
      8,465 Carreker Corp*                                                59,763
      8,085 Central Parking Corp ^^                                      120,871
     10,162 Coinstar Inc ^^*                                             188,099
      8,404 G&K Services Inc Class A                                     331,034
     13,111 Global Payments Inc (1)                                    1,018,987
     11,000 Healthcare Services Group Inc ^^                             211,750
      7,397 Heidrick & Struggles International Inc ^^*                   239,515
      6,990 Intrado Inc*                                                 126,030
     21,180 Labor Ready Inc*                                             543,267
      5,888 Mobile Mini Inc ^^*                                          255,245
     12,730 NCO Group Inc ^^*                                            263,002
     10,016 On Assignment Inc*                                            85,637
     16,805 PRG-Schultz International Inc*                                50,583
      7,016 Pegasus Solutions Inc*                                        63,004
      4,065 Pre-Paid Legal Services Inc ^^                               157,316
      6,241 SOURCECORP Inc*                                              133,807
      9,132 School Specialty Inc*                                        445,459
     24,130 Spherion Corp*                                               183,388
      4,387 StarTek Inc                                                   57,908
     22,672 Tetra Tech Inc*                                              381,343
      3,847 Vertrue Inc ^^*                                              139,838
      8,900 Viad Corp                                                    243,415
      3,218 Volt Information Sciences Inc*                                65,390
     16,654 Watson Wyatt & Co Holdings                                   448,825
     18,043 eFunds Corp*                                                 339,750
      4,900 iPayment Holdings Inc*                                       185,416
                                                                      $8,155,627

TELEPHONE & TELECOMMUNICATIONS --- .23%
      8,730 Commonwealth Telephone Enterprises Inc                       329,121
     18,520 General Communication Inc Class A ^^*                        183,348
      1,060 Metrocall Inc (rights)*                                            0
                                                                        $512,469

TEXTILES --- 1.16%
      5,518 Ashworth Inc*                                                 37,688
     17,500 Finish Line Inc                                              255,325
     19,402 Fossil Inc ^^*                                               352,922
      2,151 Haggar Corp                                                   61,153
     11,048 Kellwood Co                                                  285,591
      5,602 Oxford Industries Inc ^^                                     252,762
     14,502 Phillips-Van Heusen Corp                                     449,852
     46,680 Quiksilver Inc*                                              674,526
     13,110 Russell Corp                                                 184,064
                                                                      $2,553,883

TOBACCO --- .06%
     34,428 Alliance One International Inc                               121,875
                                                                        $121,875

TRANSPORTATION --- 1.25%
     10,141 Arkansas Best Corp ^^                                        353,617
     17,876 Heartland Express Inc ^^                                     363,598
     10,027 Kirby Corp ^^*                                               495,635
     15,102 Knight Transportation Inc ^^                                 367,885
     23,352 Landstar System Inc                                          934,781
      7,500 Old Dominion Freight Line Inc*                               251,175
                                                                      $2,766,691

UTILITIES --- 3.25%
     31,954 Atmos Energy Corp                                            902,701
     19,251 Avista Corp                                                  373,469
      4,479 Cascade Natural Gas Corp                                      97,508
     29,162 Energen Corp (1)                                           1,261,548
      8,416 Laclede Group Inc                                            273,436
     10,956 New Jersey Resources Corp ^^                                 503,757
     10,948 Northwest Natural Gas Co ^^                                  407,485
     30,518 Piedmont Natural Gas Co Inc ^^                               768,138
     38,974 Southern Union Co (1)                                      1,004,360
     15,221 Southwest Gas Corp                                           416,903
     41,632 UGI Corp (1)                                               1,171,941
                                                                      $7,181,246

WATER --- .10%
      6,669 American States Water Co                                     223,145
                                                                        $223,145

TOTAL COMMON STOCK --- 96.35%                                       $212,645,330
(Cost $170,085,245)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  7,516,000 Freddie Mac                                                7,514,673
                  3.225%, October 3, 2005
    100,000 United States of America (1)                                  99,838
                  3.067%, October 20, 2005
    450,000 United States of America (1)                                 448,475
                  3.128%, November 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.65%                                $8,062,986
(Cost $8,062,986)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $220,708,316
(Cost $178,148,231)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures @ Security has no market value at September 30, 2005. REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Index 600 Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $178,972,403. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $51,116,480 and gross depreciation of securities in which there was an excess of tax cost over value of $9,380,567, resulting in net appreciation of $41,735,913.

As of September 30, 2005, the Maxim Index 600 Portfolio had 19 open Russell 2000 futures contracts. The contracts expire in December 2005 and the Portfolio has recorded unrealized depreciation of $40,850.

Maxim Series Fund, Inc.

Maxim Janus Large Cap Growth Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.28%
    127,035 Lockheed Martin Corp                                       7,754,216
                                                                      $7,754,216

AUTO PARTS & EQUIPMENT --- 3.00%
    263,145 Advance Auto Parts Inc*                                   10,178,449
                                                                     $10,178,449

BANKS --- 6.01%
    197,010 Commerce Bancorp Inc ^^                                    6,046,237
    244,615 Wells Fargo & Co                                          14,327,101
                                                                     $20,373,338

BIOTECHNOLOGY --- 9.14%
    259,180 Genentech Inc*                                            21,825,548
    121,880 Invitrogen Corp*                                           9,169,032
                                                                     $30,994,580

CHEMICALS --- .73%
    127,075 Huntsman Corp*                                             2,484,316
                                                                      $2,484,316

COMPUTER HARDWARE & SYSTEMS --- 9.66%
    611,190 Apple Computer Inc*                                       32,765,896
                                                                     $32,765,896

COMPUTER SOFTWARE & SERVICES --- 11.76%
    293,030 Electronic Arts Inc*                                      16,670,477
    271,935 Yahoo! Inc*                                                9,202,280
    340,140 eBay Inc*                                                 14,013,768
                                                                     $39,886,525

ELECTRONICS - SEMICONDUCTOR --- 1.02%
    102,225 Texas Instruments Inc                                      3,465,427
                                                                      $3,465,427

HEALTH CARE RELATED --- 15.13%
    300,900 Aetna Inc                                                 25,919,526
    452,340 UnitedHealth Group Inc                                    25,421,508
                                                                     $51,341,034

HOUSEHOLD GOODS --- 3.95%
    225,105 Procter & Gamble Co                                       13,384,743
                                                                     $13,384,743

INSURANCE RELATED --- 1.32%
      1,642 Berkshire Hathaway Inc Class B*                            4,484,302
                                                                      $4,484,302

INVESTMENT BANK/BROKERAGE FIRM --- 2.13%
     59,355 Goldman Sachs Group Inc                                    7,216,381
                                                                      $7,216,381

OIL & GAS --- 7.22%
    183,490 BJ Services Co ^^                                          6,603,805
    148,840 Murphy Oil Corp                                            7,422,651
    172,955 Suncor Energy Inc                                         10,468,966
                                                                     $24,495,422

PERSONAL LOANS --- 3.03%
    114,140 American Express Co                                        6,556,202
     69,480 SLM Corp                                                   3,726,907
                                                                     $10,283,109

PHARMACEUTICALS --- 2.92%
    296,455 Teva Pharmaceutical Industries Ltd sponsored ADR*          9,907,526
                                                                      $9,907,526

RETAIL --- 4.67%
     93,645 JC Penney Co Inc ^^                                        4,440,646
    145,705 Lowe's Cos Inc                                             9,383,402
     95,200 Staples Inc                                                2,029,664
                                                                     $15,853,712

SHOES --- 3.92%
    162,890 NIKE Inc Class B ^^                                       13,304,855
                                                                     $13,304,855

TEXTILES --- 1.20%
    129,355 Coach Inc*                                                 4,056,573
                                                                      $4,056,573

UTILITIES --- 1.08%
    222,920 AES Corp*                                                  3,662,576
                                                                      $3,662,576

TOTAL COMMON STOCK --- 90.17%                                       $305,892,980
(Cost $212,515,172)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  4,500,000 Fannie Mae                                                 4,499,115
                  3.592%, October 3, 2005
  5,000,000 Federal Home Loan Bank                                     4,998,517
                  3.612%, October 4, 2005
  3,000,000 Federal Home Loan Bank                                     2,998,823
                  3.581%, October 5, 2005
    700,000 Federal Home Loan Bank                                       699,316
                  3.573%, October 11, 2005
 16,758,000 Freddie Mac                                               16,755,037
                  3.225%, October 3, 2005
  3,400,000 Freddie Mac                                                3,399,004
                  3.565%, October 4, 2005

TOTAL SHORT-TERM INVESTMENTS --- 9.83%                               $33,349,812
(Cost $33,349,812)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%               $339,242,792
(Cost $245,864,984)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Janus Large Cap Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $245,891,941. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $94,363,603 and gross depreciation of securities in which there was an excess of tax cost over value of $1,012,752, resulting in net appreciation of $93,350,851.

Maxim Series Fund, Inc.

Maxim Loomis Sayles Small-Cap Value Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AGRICULTURE --- .71%
     15,500 Scotts Co Class A                                          1,362,915
                                                                      $1,362,915

AUTO PARTS & EQUIPMENT --- 1.12%
     49,600 Commercial Vehicle Group Inc*                              1,038,624
     70,700 Cooper Tire & Rubber Co                                    1,079,589
                                                                      $2,118,213

BANKS --- 8.67%
     16,100 Alabama National BanCorp ^^                                1,029,434
     65,698 CVB Financial Corp                                         1,221,983
     23,300 Centerstate Banks of Florida Inc                             803,850
     43,200 East West Bancorp Inc                                      1,470,528
     34,825 First Midwest Bancorp Inc                                  1,296,883
     21,500 Iberiabank Corp                                            1,142,725
     53,445 Independent Bank Corp                                      1,552,043
     29,900 Midwest Banc Holdings Inc ^^                                 691,288
     23,800 Pennsylvania Commerce Bancorp Inc                            849,184
     39,900 PrivateBancorp Inc ^^                                      1,367,772
     45,700 Signature Bank ^^*                                         1,233,443
     37,700 South Financial Group Inc ^^                               1,011,868
     38,600 Texas Regional Bancshares Inc ^^                           1,111,294
     33,100 Wintrust Financial Corp ^^                                 1,663,606
                                                                     $16,445,901

BROADCAST/MEDIA --- .96%
     76,300 General Cable Corp ^^*                                     1,281,840
     40,500 Saga Communications Inc Class A*                             538,650
                                                                      $1,820,490

BUILDING MATERIALS --- 2.42%
      9,800 Eagle Materials Inc ^^                                     1,189,426
     73,350 Lennox International Inc ^^                                2,010,524
     25,700 Texas Industries Inc                                       1,398,080
                                                                      $4,598,030

CHEMICALS --- 3.06%
     29,300 Cabot Corp ^^                                                967,193
     40,300 Cytec Industries Inc                                       1,748,214
     14,100 FMC Corp*                                                    806,802
     55,250 Spartech Corp ^^                                           1,079,585
     67,000 UAP Holding Corp ^^                                        1,212,700
                                                                      $5,814,494

COMMUNICATIONS - EQUIPMENT --- 1.11%
     44,800 ADTRAN Inc                                                 1,411,200
     22,150 Avocent Corp*                                                700,826
                                                                      $2,112,026

COMPUTER HARDWARE & SYSTEMS --- 1.69%
     22,600 Avid Technology Inc ^^*                                      935,640
     31,500 Imation Corp                                               1,350,405
    173,900 McDATA Corp ^^*                                              911,236
                                                                      $3,197,281

COMPUTER SOFTWARE & SERVICES --- 3.79%
     53,300 Aladdin Knowledge Systems*                                 1,124,097
    111,000 Digitas Inc*                                               1,260,960
     25,800 Hyperion Solutions Corp*                                   1,255,170
     51,500 InterVoice-Brite Inc ^^*                                     464,015
     24,100 MRO Software Inc*                                            405,844
     35,100 Progress Software Corp*                                    1,115,127
     19,400 SI International Inc*                                        600,818
     26,400 SafeNet Inc ^^*                                              958,584
                                                                      $7,184,615

DISTRIBUTORS --- 1.80%
     78,900 BlueLinx Holdings Inc                                      1,060,416
     49,000 Hughes Supply Inc                                          1,597,400
     58,900 Smart & Final Inc*                                           762,166
                                                                      $3,419,982

ELECTRIC COMPANIES --- 1.53%
     13,433 ALLETE Inc                                                   615,366
     60,000 NorthWestern Corp ^^                                       1,811,400
     15,100 Otter Tail Power Co ^^                                       467,194
                                                                      $2,893,960

ELECTRONIC INSTRUMENT & EQUIP --- 4.33%
     45,700 Ametek Inc                                                 1,963,729
     36,700 Anixter International Inc                                  1,480,111
     44,200 Arrow International Inc ^^                                 1,246,440
     38,400 Excel Technology Inc ^^*                                     986,496
     33,700 Keithley Instruments Inc                                     492,020
     40,100 Orbotech Ltd*                                              1,003,302
     27,600 Rofin-Sinar Technologies Inc*                              1,048,524
                                                                      $8,220,622

ELECTRONICS - SEMICONDUCTOR --- 2.46%
     31,400 AMIS Holdings Inc ^^*                                        372,404
     50,300 DSP Group Inc*                                             1,290,698
     31,300 Diodes Inc*                                                1,134,938
     64,300 Fairchild Semiconductor International Inc*                   955,498
     85,600 Integrated Device Technology Inc*                            919,344
                                                                      $4,672,882

ENGINEERING & CONSTRUCTION --- 2.16%
     14,400 ESCO Technologies Inc ^^*                                    721,008
     78,500 Insituform Technologies Inc Class A*                       1,357,265
     37,500 Washington Group International Inc ^^*                     2,020,875
                                                                      $4,099,148

FINANCIAL SERVICES --- 2.62%
     27,016 Advanta Corp Class A                                         762,662
     71,400 BankAtlantic Bancorp Inc Class B                           1,213,086
     35,300 BankUnited Financial Corp ^^                                 807,311
     18,200 Community Bancorp*                                           600,418
     35,000 National Financial Partners Corp                           1,579,900
                                                                      $4,963,377

FOOD & BEVERAGES --- 1.25%
     15,556 J&J Snack Foods Corp                                         899,137
     35,200 Ralcorp Holdings Inc                                       1,475,584
                                                                      $2,374,721

GOLD, METALS & MINING --- .51%
     38,400 Chaparral Steel Co*                                          968,448
                                                                        $968,448

HEALTH CARE RELATED --- 1.04%
     15,700 Kindred Healthcare Inc ^^*                                   467,860
     23,600 LifePoint Hospitals Inc*                                   1,032,028
     23,500 RehabCare Group Inc*                                         482,220
                                                                      $1,982,108

HOMEBUILDING --- .29%
     24,050 Levitt Corp                                                  551,707
                                                                        $551,707

HOTELS/MOTELS --- .62%
     35,200 Fairmont Hotels & Resorts Inc ^^                           1,176,384
                                                                      $1,176,384

HOUSEHOLD GOODS --- .54%
     44,700 Tupperware Corp ^^                                         1,018,266
                                                                      $1,018,266

INSURANCE RELATED --- 5.37%
     19,600 Amerus Group Co ^^                                         1,124,452
     34,900 Delphi Financial Group Inc Class A                         1,633,320
     47,500 Endurance Specialty Holdings Ltd                           1,620,225
     81,300 KMG America Corp*                                            650,400
     26,500 Navigators Group Inc*                                        988,980
     51,000 Ohio Casualty Corp                                         1,383,120
     29,500 Protective Life Corp                                       1,214,810
     34,200 RLI Corp ^^                                                1,582,092
                                                                     $10,197,399

INVESTMENT BANK/BROKERAGE FIRM --- .78%
     36,300 CBL & Associated Properties Inc ^^                         1,487,937
                                                                      $1,487,937

LEISURE & ENTERTAINMENT --- 1.13%
     70,642 Dover Downs Entertainment Inc                                960,731
     34,800 Party City Corp ^^*                                          588,816
     44,700 Sunterra Corp ^^*                                            586,911
                                                                      $2,136,458

MACHINERY --- 4.24%
     30,400 Albany International Corp Class A                          1,120,848
     29,700 CLARCOR Inc                                                  852,984
     25,800 Harsco Corp                                                1,691,706
     45,050 IDEX Corp                                                  1,916,877
     23,600 Nordson Corp                                                 897,508
     29,600 Reliance Steel & Aluminum Co                               1,566,728
                                                                      $8,046,651

MANUFACTURING --- 3.59%
     42,400 Actuant Corp Class A ^^                                    1,984,320
     38,200 Barnes Group Inc ^^                                        1,369,852
     54,800 McGrath Rentcorp                                           1,552,484
     23,500 Mine Safety Appliances Co ^^                                 909,450
     63,000 RBC Bearings Inc*                                          1,004,850
                                                                      $6,820,956

MEDICAL PRODUCTS --- 1.60%
     50,000 Intermagnetics General Corp*                               1,397,000
     39,200 Sybron Dental Specialties Inc*                             1,629,936
                                                                      $3,026,936

MISCELLANEOUS --- .62%
     82,800 Perot Systems Corp Class A*                                1,171,620
                                                                      $1,171,620

OFFICE EQUIPMENT & SUPPLIES --- .39%
     17,900 Imagistics International Inc*                                749,115
                                                                        $749,115

OIL & GAS --- 6.77%
     14,400 ATP Oil & Gas Corp ^^*                                       472,896
     34,900 Cal Dive International Inc*                                2,213,009
     20,550 Carbo Ceramics Inc ^^                                      1,356,094
     17,600 Core Laboratories NV*                                        567,776
     37,600 Denbury Resources Inc*                                     1,896,544
     59,400 Energy Partners Ltd*                                       1,854,468
     49,500 FMC Technologies Inc*                                      2,084,445
      8,800 Hydril Co*                                                   604,032
     26,900 Remington Oil & Gas Corp*                                  1,116,350
     13,400 Western Gas Resources Inc ^^                                 686,482
                                                                     $12,852,096

PHARMACEUTICALS --- .64%
     17,500 Par Pharmaceutical Cos Inc ^^*                               465,850
     52,050 Perrigo Co                                                   744,836
                                                                      $1,210,686

POLLUTION CONTROL --- .76%
     41,125 Waste Connections Inc ^^*                                  1,442,665
                                                                      $1,442,665

PRINTING & PUBLISHING --- 1.20%
     23,450 John Wiley & Sons Inc Class A                                978,803
     35,000 Scholastic Corp*                                           1,293,600
                                                                      $2,272,403

RAILROADS --- .83%
     49,675 Genesee & Wyoming Inc*                                     1,574,697
                                                                      $1,574,697

REAL ESTATE --- 6.05%
     47,900 American Home Mortgage Investment Corp REIT                1,451,370
     63,800 BioMed Realty Trust Inc REIT ^^                            1,582,240
     53,200 Corporate Office Properties Trust REIT ^^                  1,859,340
    108,000 Eagle Hospitality Properties Inc REIT                      1,077,840
     62,100 First Potomac Realty Trust REIT                            1,595,970
     82,100 Kite Realty Group Trust REIT                               1,224,932
     42,900 LaSalle Hotel Properties REIT                              1,477,905
     43,400 Newcastle Investment Corp REIT ^^                          1,210,860
                                                                     $11,480,457

RESTAURANTS --- .41%
     42,600 Steak N Shake Co*                                            773,190
                                                                        $773,190

RETAIL --- 2.98%
     48,900 Casey's General Stores Inc ^^                              1,134,480
     65,200 Charlotte Russe Holding Inc*                                 868,464
     46,200 Cost Plus Inc*                                               838,530
     35,300 Hot Topic Inc ^^*                                            542,208
     22,600 Men's Wearhouse Inc*                                         603,420
     50,900 Pier 1 Imports Inc ^^                                        573,643
     18,600 Regis Corp                                                   703,452
     34,700 Retail Ventures Inc ^^*                                      381,006
                                                                      $5,645,203

SAVINGS & LOANS --- .65%
    104,900 Provident New York Bancorp ^^                              1,224,183
                                                                      $1,224,183

SPECIALIZED SERVICES --- 8.09%
     32,400 ADVO Inc                                                   1,013,796
     53,000 Adesa Corp                                                 1,171,300
     74,000 FTD Group Inc*                                               765,900
     40,600 Harte-Hanks Inc                                            1,073,058
     74,960 Hudson Highland Group Inc*                                 1,871,751
     86,800 Navigant Consulting Inc ^^*                                1,663,088
     47,050 RH Donnelley Corp*                                         2,976,383
     39,500 Valassis Communications Inc*                               1,539,710
     19,600 Vertrue Inc ^^*                                              712,460
    118,500 Wright Express Corp*                                       2,558,415
                                                                     $15,345,861

TELEPHONE & TELECOMMUNICATIONS --- 1.28%
     50,500 Anaren Microwave Inc*                                        712,050
     18,500 Commonwealth Telephone Enterprises Inc                       697,450
     60,100 Iowa Telecommunications Services Inc ^^                    1,010,882
                                                                      $2,420,382

TRANSPORTATION --- 2.44%
     29,600 Greenbrier Cos Inc                                           983,904
     72,100 Laidlaw International Inc                                  1,742,657
     20,300 Landstar System Inc                                          812,609
     30,200 Marten Transport Ltd*                                        764,060
     22,300 West Marine Inc ^^*                                          329,594
                                                                      $4,632,824

UTILITIES --- 2.70%
     43,400 AGL Resources Inc                                          1,610,574
     24,800 Energen Corp                                               1,072,848
     39,400 ONEOK Inc                                                  1,340,388
     42,430 Southern Union Co                                          1,093,421
                                                                      $5,117,231

WATER --- .46%
     26,000 American States Water Co                                     869,960
                                                                        $869,960

TOTAL COMMON STOCK --- 95.66%                                       $181,494,480
(Cost $142,501,215)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  8,243,000 Freddie Mac                                                8,241,544
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.34%                                $8,241,544
(Cost $8,241,544)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $189,736,024
(Cost $150,742,759)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Loomis Sayles Small-Cap Value Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $151,111,478. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $41,553,987 and gross depreciation of securities in which there was an excess of tax cost over value of $2,929,441, resulting in net appreciation of $38,624,546.

Maxim Series Fund, Inc.

Maxim MFS(R) International Growth Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 1.36%
    150,000 Bridgestone Corp                                           3,210,888
                                                                      $3,210,888

AUTOMOBILES --- 2.18%
    112,500 Toyota Motor Corp                                          5,153,277
                                                                      $5,153,277

BROADCAST/MEDIA --- 1.48%
     36,620 Grupo Televisa SA                                          2,626,020
     33,140 Societe Television Francaise 1                               879,033
                                                                      $3,505,053

BUILDING MATERIALS --- 1.76%
    397,000 Asahi Glass Co Ltd                                         4,165,143
                                                                      $4,165,143

CHEMICALS --- 5.54%
     14,449 Air Liquide                                                2,656,928
     20,081 Air Liquide (delta)                                        3,692,558
    102,000 Kaneka Corp                                                1,330,708
     43,500 Nitto Denko Corp                                           2,448,599
      5,180 Syngenta AG                                                  542,188
    455,000 Toray Industries Inc                                       2,420,895
                                                                     $13,091,876

COMMUNICATIONS - EQUIPMENT --- .83%
    538,360 Ericsson LM Class B                                        1,964,830
                                                                      $1,964,830

COMPUTER SOFTWARE & SERVICES --- 1.55%
     34,200 Business Objects SA*                                       1,173,499
    102,260 Check Point Software Technologies Ltd*                     2,486,963
                                                                      $3,660,462

ELECTRIC COMPANIES --- 1.02%
     86,110 Iberdrola SA                                               2,406,175
                                                                      $2,406,175

ELECTRONIC INSTRUMENT & EQUIP --- 3.33%
     16,800 Murata Manufacturing Co Ltd                                  936,786
     38,300 Omron Corp                                                   932,871
     21,030 Samsung Electronics                                        5,983,035
                                                                      $7,852,692
FOOD & BEVERAGES --- 5.35%
    256,400 Diageo PLC                                                 3,685,727
     17,550 Groupe Danone (delta)                                      1,890,941
     24,095 Nestle SA                                                  7,054,193
                                                                     $12,630,861

FOREIGN BANKS --- 13.97%
    239,470 Banco Bilbao Vizcaya Argentaria SA                         4,199,107
    507,100 Bangkok Bank Public Co Ltd                                 1,408,440
    121,411 Credit Agricole SA                                         3,560,397
    147,840 Depfa Bank PLC                                             2,372,050
     78,310 Erste Bank der Oesterreichischen Sparkassen AG            4,188,204
     12,377 Julius Baer Holding AG Ltd                                   968,514
     34,660 ORP Bank RT                                                2,734,674
  3,478,500 PT Bank Central Asia (delta)                               1,165,124
    104,390 Powszechna Kasa Oszczednosci Bank Polski SA                1,008,042
    477,000 Shinsei Bank Ltd                                           3,004,360
     61,275 UBS AG                                                     5,206,636
    564,050 UnCredito Italiano SpA*                                    3,179,370
                                                                     $32,994,918

GOLD, METALS & MINING --- .92%
     49,600 Companhia Vale do Rio Doce ADR                             2,175,456
                                                                      $2,175,456

HEALTH CARE RELATED --- 1.30%
     48,620 Schering AG                                                3,073,628
                                                                      $3,073,628

HOTELS/MOTELS --- 2.12%
    903,280 Ladbroke Group PLC                                         5,006,627
                                                                      $5,006,627

HOUSEHOLD GOODS --- 3.72%
    288,680 Reckitt Benckiser PLC                                      8,788,303
                                                                      $8,788,303

INSURANCE RELATED --- 3.42%
    187,050 AXA                                                        5,134,574
    205,725 QBE Insurance Group Ltd                                    2,930,636
                                                                      $8,065,210

LEISURE & ENTERTAINMENT --- 1.93%
    443,610 William Hill PLC                                           4,553,778
                                                                      $4,553,778

MACHINERY --- 2.61%
     78,197 Schneider SA                                               6,174,560
                                                                      $6,174,560

MANUFACTURING --- 3.37%
    110,520 Atlas Copco AB Class A                                     2,137,952
    117,200 Sandvik AB                                                 5,826,635
                                                                      $7,964,587

MEDICAL PRODUCTS --- 1.61%
    297,310 Smith & Nephew PLC                                         2,496,112
     11,080 Synthes Inc                                                1,295,826
                                                                      $3,791,938
MISCELLANEOUS --- 1.53%
     43,850 LVMH                                                       3,615,300
                                                                      $3,615,300

OFFICE EQUIPMENT & SUPPLIES --- 2.96%
     87,000 Canon Inc                                                  4,697,939
    147,000 Ricoh Co Ltd                                               2,295,904
                                                                      $6,993,843

OIL & GAS --- 6.40%
  5,616,500 CNOOC Ltd                                                  4,090,730
     75,980 EnCana Corp                                                4,434,618
     24,140 Total Fina Elf                                             6,588,780
                                                                     $15,114,128

PHARMACEUTICALS --- 6.96%
     91,380 AstraZeneca Group PLC                                      4,245,360
     80,700 Chugai Pharmaceutical Co Ltd                               1,539,072
     49,200 Roche Holding AG                                           6,833,386
     46,140 Sanofi-Aventis                                             3,812,421
                                                                     $16,430,239

PRINTING & PUBLISHING --- 1.79%
    164,320 Reed Elsevier NV                                           2,267,164
    231,210 Yell Group PLC                                             1,949,315
                                                                      $4,216,479

RAILROADS --- 1.77%
     58,900 Canadian National Railway Co                               4,181,311
                                                                      $4,181,311

RETAIL --- 4.83%
    244,500 Esprit Holdings Ltd                                        1,828,073
     81,640 Hennes & Mauritz AB Class B                                2,911,146
    114,650 Next PLC                                                   2,814,886
    453,210 Tesco PLC                                                  2,470,049
    269,400 Wal-Mart de Mexico SA de CV                                1,373,422
                                                                     $11,397,576

TELEPHONE & TELECOMMUNICATIONS --- 7.77%
     30,510 Fastweb*                                                   1,364,434
  2,459,000 Hutchinson Telecommunications International Ltd*           3,566,134
  2,185,057 Singapore Telecommunications Ltd                           3,163,848
    293,928 Telefonica SA                                              4,811,369
  2,090,920 Vodafone AirTouch PLC                                      5,439,726
                                                                     $18,345,511

TOYS --- 1.26%
     25,600 Nintendo Co Ltd                                            2,985,765
                                                                      $2,985,765

UTILITIES --- 2.05%
    139,820 BG Group PLC                                               1,324,315
    864,000 Tokyo Gas Co                                               3,508,668
                                                                      $4,832,983
WATER --- .76%
     42,530 Veolia Environnement                                       1,794,638
                                                                      $1,794,638

TOTAL COMMON STOCK --- 97.45%                                       $230,138,035
(Cost $182,356,263)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  6,031,000 Freddie Mac                                                6,029,934
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 2.55%                                $6,029,934
(Cost $6,029,934)

TOTAL MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO --- 100%         $236,167,969
(Cost $188,386,197)

Legend
* Non-income Producing Security
(delta) Security is fair valued at September 30, 2005. ADR - American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim MFS(R) International Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim MFS(R) International Growth Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim MFS(R) International Growth Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2005, the U.S. Federal income tax cost basis was $188,514,340. The Maxim MFS(R) International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $49,053,911 and gross depreciation of securities in which there was an excess of tax cost over value of $1,400,282, resulting in net appreciation of $47,653,629.

Summary of Investments by Country


Maxim MFS(R) International Growth Portfolio
September 30, 2005
UNAUDITED

                                                                      % of Portfolio
          Country                           Value ($)                  Investments
----------------------------      -----------------------------    ---------------------
Australia                    $                       2,930,636                    1.24%
Austria                                              4,188,204                    1.77%
Brazil                                               2,175,456                    0.92%
Canada                                               8,615,929                    3.65%
France                                              40,973,629                   17.35%
Germany                                              3,073,628                    1.30%
Hong Kong                                            9,484,937                    4.02%
Hungary                                              2,734,674                    1.16%
Indonesia                                            1,165,124                    0.49%
Ireland                                              2,372,050                    1.00%
Israel                                               2,486,963                    1.05%
Italy                                                4,543,804                    1.92%
Japan                                               38,630,875                   16.36%
Korea                                                5,983,035                    2.53%
Mexico                                               3,999,442                    1.69%
Netherlands                                          2,267,164                    0.96%
Poland                                               1,008,042                    0.43%
Singapore                                            3,163,848                    1.34%
Spain                                               11,416,651                    4.83%
Sweden                                              12,840,563                    5.44%
Switzerland                                         21,900,743                    9.27%
Thailand                                             1,408,440                    0.60%
United Kingdom                                      42,774,198                   18.13%
United States                                        6,029,934                    2.55%
                                  -----------------------------    ---------------------
                             $                     236,167,969                  100.00%
                                  =============================    =====================


Maxim Series Fund, Inc.

Maxim S&P 500 Index (R) Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.21%
     49,018 Boeing Co                                                  3,330,773
     12,077 General Dynamics Corp                                      1,443,805
      7,252 Goodrich Corp                                                321,554
     51,068 Honeywell International Inc                                1,915,050
      7,100 L-3 Communications Holdings Inc                              561,397
     21,728 Lockheed Martin Corp                                       1,326,277
     21,358 Northrop Grumman Corp                                      1,160,807
     26,903 Raytheon Co                                                1,022,852
     10,592 Rockwell Collins                                             511,805
     61,192 United Technologies Corp                                   3,172,193
                                                                     $14,766,513

AGRICULTURE --- .29%
     38,774 Archer-Daniels-Midland Co ^^                                 956,167
     16,049 Monsanto Co                                                1,007,075
                                                                      $1,963,242

AIR FREIGHT --- .94%
     18,112 FedEx Corp                                                 1,578,099
      3,792 Ryder System Inc                                             129,762
     66,115 United Parcel Service Inc Class B ^^                       4,570,530
                                                                      $6,278,391

AIRLINES --- .09%
     41,282 Southwest Airlines Co ^^                                     613,038
                                                                        $613,038

AUTO PARTS & EQUIPMENT --- .18%
      3,586 Cooper Tire & Rubber Co ^^                                    54,758
      8,923 Dana Corp ^^                                                  83,965
     33,462 Delphi Corp ^^                                                92,355
     10,466 Goodyear Tire & Rubber Co ^^*                                163,165
     11,556 Johnson Controls Inc                                         717,050
      7,675 Visteon Corp                                                  75,061
                                                                      $1,186,354

AUTOMOBILES --- .32%
    110,624 Ford Motor Co                                              1,090,753
     33,703 General Motors Corp ^^                                     1,031,649
                                                                      $2,122,402

BANKS --- 5.40%
     20,893 AmSouth Bancorp                                              527,757
     32,663 BB&T Corp                                                  1,275,490
    239,996 Bank of America Corp (1)                                  10,103,832
     10,021 Comerica Inc                                                 590,237
      7,400 Compass Bancshares Inc                                       339,142
     33,233 Fifth Third Bancorp                                        1,220,648
      7,410 First Horizon National Corp                                  269,354
     13,704 Huntington Bancshares Inc ^^                                 307,929
     24,446 KeyCorp ^^                                                   788,384
      4,900 M&T Bank Corp                                                517,979
     12,349 Marshall & Ilsley Corp ^^                                    537,305
     33,949 National City Corp                                         1,135,255
     28,495 North Fork Bancorp Inc                                       726,623
     17,327 PNC Financial Services Group                               1,005,313
     27,489 Regions Financial Corp                                       855,458
     21,688 SunTrust Banks Inc                                         1,506,232
     18,628 Synovus Financial Corp                                       516,368
    109,114 US Bancorp                                                 3,063,921
     94,192 Wachovia Corp                                              4,482,597
    100,789 Wells Fargo & Co                                           5,903,212
      5,350 Zions Bancorp                                                380,973
                                                                     $36,054,009

BIOTECHNOLOGY --- 1.52%
     73,692 Amgen Inc*                                                 5,871,042
     11,665 Applera Corp - Applied Biosystems Group ^^                   271,095
     20,218 Biogen Idec Inc*                                             798,207
      6,465 Chiron Corp*                                                 282,003
     15,366 Genzyme Corp*                                              1,100,820
     27,200 Gilead Sciences Inc*                                       1,326,272
     14,702 MedImmune Inc*                                               494,722
                                                                     $10,144,161

BROADCAST/MEDIA --- .79%
     32,352 Clear Channel Communications Inc ^^                        1,064,057
    131,161 Comcast Corp*                                              3,853,510
     13,729 Univision Communications Inc Class A ^^*                     364,230
                                                                      $5,281,797

BUILDING MATERIALS --- .26%
     10,913 American Standard Cos Inc                                    508,000
     25,701 Masco Corp ^^                                                788,507
      6,135 Vulcan Materials Co                                          455,278
                                                                      $1,751,785

CHEMICALS --- 1.33%
     13,199 Air Products & Chemicals Inc                                 727,793
      4,441 Ashland Inc                                                  245,321
     57,558 Dow Chemical Co                                            2,398,442
     59,352 EI du Pont de Nemours & Co                                 2,324,818
      4,911 Eastman Chemical Co                                          230,670
     10,925 Ecolab Inc                                                   348,835
      7,105 Engelhard Corp                                               198,301
      6,701 Hercules Inc*                                                 81,886
      4,823 International Flavors & Fragrances Inc                       171,892
     10,181 PPG Industries Inc                                           601,799
     19,318 Praxair Inc                                                  925,912
      8,662 Rohm & Haas Co                                               356,268
      4,082 Sigma-Aldrich Corp ^^                                        261,493
                                                                      $8,873,430

COMMUNICATIONS - EQUIPMENT --- 2.81%
      6,867 ADC Telecommunications Inc ^^*                               156,980
      9,610 Andrew Corp*                                                 107,152
     25,272 Avaya Inc ^^*                                                260,302
     34,517 CIENA Corp*                                                   91,125
    381,643 Cisco Systems Inc*                                         6,842,859
     11,992 Comverse Technology Inc*                                     315,030
     87,856 Corning Inc*                                               1,698,256
     98,346 JDS Uniphase Corp ^^*                                        218,328
    265,428 Lucent Technologies Inc ^^*                                  862,641
    147,372 Motorola Inc                                               3,255,447
     97,342 QUALCOMM Inc                                               4,356,055
      9,179 Scientific-Atlanta Inc                                       344,304
     26,664 Tellabs Inc*                                                 280,505
                                                                     $18,788,984

COMPUTER HARDWARE & SYSTEMS --- 3.65%
     49,608 Apple Computer Inc*                                        2,659,485
    143,195 Dell Inc*                                                  4,897,269
    143,907 EMC Corp*                                                  1,862,157
     15,640 Gateway Inc ^^*                                               42,228
    171,020 Hewlett-Packard Co                                         4,993,784
     95,290 International Business Machines Corp                       7,644,164
      7,081 Lexmark International Group Inc Class A*                     432,295
     11,076 NCR Corp*                                                    353,435
     21,951 Network Appliance Inc*                                       521,117
      5,383 QLogic Corp*                                                 184,099
    203,659 Sun Microsystems Inc*                                        798,343
                                                                     $24,388,376

COMPUTER SOFTWARE & SERVICES --- 5.36%
     29,298 Adobe Systems Inc ^^                                         874,545
      7,550 Affiliated Computer Services Inc Class A ^^*                 412,230
     13,610 Autodesk Inc                                                 632,048
     34,677 Automatic Data Processing Inc                              1,492,498
     12,949 BMC Software Inc*                                            273,224
     10,115 Citrix Systems Inc ^^*                                       254,291
     27,663 Computer Associates International Inc ^^                     769,308
     11,004 Computer Sciences Corp ^^*                                   520,599
     23,142 Compuware Corp*                                              219,849
      8,333 Convergys Corp*                                              119,745
     18,184 Electronic Arts Inc*                                       1,034,488
     30,926 Electronic Data Systems Corp                                 693,979
     46,023 First Data Corp                                            1,840,920
     11,211 Fiserv Inc*                                                  514,249
     10,851 Intuit Inc ^^*                                               486,233
      5,127 Mercury Interactive Corp ^^*                                 203,029
    550,224 Microsoft Corp (1)                                        14,157,264
     22,794 Novell Inc ^^*                                               169,815
    225,236 Oracle Corp*                                               2,790,674
     16,183 Parametric Technology Corp*                                  112,796
     19,858 Paychex Inc                                                  736,335
      7,738 Sabre Holdings Corp ^^                                       156,927
     31,162 Siebel Systems Inc                                           321,903
     71,472 Symantec Corp*                                             1,619,556
     20,290 Unisys Corp*                                                 134,726
     74,914 Yahoo! Inc*                                                2,535,090
     66,242 eBay Inc*                                                  2,729,170
                                                                     $35,805,491

CONGLOMERATES --- 4.28%
     45,735 3M Co                                                      3,355,120
    633,141 General Electric Co (1)                                   21,317,857
      8,029 Textron Inc                                                  575,840
    120,838 Tyco International Ltd                                     3,365,338
                                                                     $28,614,155

CONTAINERS --- .16%
      6,532 Ball Corp ^^                                                 239,986
      6,386 Bemis Co Inc                                                 157,734
      8,845 Pactiv Corp*                                                 154,964
      4,965 Sealed Air Corp ^^*                                          235,639
      6,702 Temple-Inland Inc ^^                                         273,777
                                                                      $1,062,100

COSMETICS & PERSONAL CARE --- .61%
      4,546 Alberto-Culver Co Class B                                    203,434
     28,130 Avon Products Inc                                            759,510
     53,738 Gillette Co                                                3,127,552
                                                                      $4,090,496

DISTRIBUTORS --- .29%
     10,407 Genuine Parts Co                                             446,460
     37,808 SYSCO Corp                                                 1,186,037
      4,507 WW Grainger Inc                                              283,580
                                                                      $1,916,077

ELECTRIC COMPANIES --- 2.72%
      9,660 Allegheny Energy Inc ^^*                                     296,755
     12,175 Ameren Corp ^^                                               651,241
     23,465 American Electric Power Co Inc                               931,561
     18,469 CenterPoint Energy Inc ^^                                    274,634
     11,838 Cinergy Corp                                                 525,726
     14,632 Consolidated Edison Inc ^^                                   710,384
     10,618 DTE Energy Co                                                486,941
     20,342 Dominion Resources Inc                                     1,752,260
     19,414 Edison International ^^                                      917,894
     12,407 Entergy Corp                                                 922,088
     40,040 Exelon Corp                                                2,139,738
     23,572 FPL Group Inc ^^                                           1,122,027
     19,661 FirstEnergy Corp                                           1,024,731
     22,239 PG&E Corp ^^                                                 872,881
     22,652 PPL Corp                                                     732,339
      5,907 Pinnacle West Capital Corp                                   260,381
     14,968 Progress Energy Inc                                          669,818
     44,580 Southern Co ^^                                             1,594,181
     12,409 TECO Energy Inc                                              223,610
     14,331 TXU Corp                                                   1,617,683
     23,990 Xcel Energy Inc ^^                                           470,444
                                                                     $18,197,317

ELECTRONIC INSTRUMENT & EQUIP --- .77%
     29,469 Agilent Technologies Inc*                                    965,110
     10,202 American Power Conversion Corp                               264,232
      5,565 Cooper Industries Inc                                        384,764
     24,702 Emerson Electric Co                                        1,773,604
     10,245 Jabil Circuit Inc*                                           316,775
      8,571 Molex Inc                                                    228,674
     10,890 Rockwell Automation Inc                                      576,081
     31,373 Sanmina - SCI Corp*                                          134,590
     58,019 Solectron Corp*                                              226,854
     14,477 Symbol Technologies Inc ^^                                   140,137
      5,014 Tektronix Inc ^^                                             126,503
                                                                      $5,137,324

ELECTRONICS - SEMICONDUCTOR --- 3.28%
     23,766 Advanced Micro Devices Inc ^^*                               598,903
     22,207 Altera Corp*                                                 424,376
     22,255 Analog Devices Inc                                           826,551
     96,835 Applied Materials Inc                                      1,642,322
     18,161 Applied Micro Circuits Corp*                                  54,483
     16,905 Broadcom Corp Class A*                                       793,014
     24,121 Freescale Semiconductor Inc*                                 568,773
    363,877 Intel Corp (1)                                             8,969,568
     11,769 KLA-Tencor Corp                                              573,856
     23,241 LSI Logic Corp*                                              228,924
     18,358 Linear Technology Corp                                       690,077
     19,600 Maxim Integrated Products Inc ^^                             835,940
     36,717 Micron Technology Inc*                                       488,336
     10,065 NVIDIA Corp ^^*                                              345,028
     20,462 National Semiconductor Corp ^^                               538,151
      8,222 Novellus Systems Inc ^^                                      206,208
     10,833 PMC-Sierra Inc ^^*                                            95,439
     11,717 Teradyne Inc ^^*                                             193,331
     96,905 Texas Instruments Inc                                      3,285,079
     20,847 Xilinx Inc                                                   580,589
                                                                     $21,938,948

ENGINEERING & CONSTRUCTION --- .05%
      5,192 Fluor Corp                                                   334,261
                                                                        $334,261

FINANCIAL SERVICES --- 5.76%
     46,483 Bank of New York Co Inc                                    1,367,065
     12,000 CIT Group Inc                                                542,160
    308,733 Citigroup Inc (1)                                         14,053,526
     35,460 Countrywide Credit Industries Inc                          1,169,471
     57,758 Fannie Mae (nonvtg)                                        2,588,714
      5,083 Federated Investors Inc Class B                              168,908
      8,923 Franklin Resources Inc                                       749,175
     41,294 Freddie Mac                                                2,331,459
     15,310 Golden West Financial Corp                                   909,261
    209,774 JPMorgan Chase & Co                                        7,117,632
     13,277 Janus Capital Group Inc                                      191,853
      5,519 MGIC Investment Corp                                         354,320
     24,924 Mellon Financial Corp                                        796,820
     15,062 Moody's Corp                                                 769,367
     11,101 Northern Trust Corp                                          561,156
     16,740 Principal Financial Group                                    792,974
     21,600 Sovereign Bancorp Inc                                        476,064
     19,719 State Street Corp ^^                                         964,653
      7,742 T Rowe Price Group Inc                                       505,553
     52,532 Washington Mutual Inc                                      2,060,305
                                                                     $38,470,436

FOOD & BEVERAGES --- 3.12%
     46,343 Anheuser-Busch Co Inc                                      1,994,603
      4,940 Brown-Forman Corp                                            294,128
     10,977 Campbell Soup Co                                             326,566
    124,014 Coca-Cola Co                                               5,356,165
     17,982 Coca-Cola Enterprises Inc                                    350,649
     30,895 ConAgra Foods Inc                                            764,651
     11,700 Constellation Brands Inc*                                    304,200
     21,902 General Mills Inc                                          1,055,676
     20,300 HJ Heinz Co                                                  741,762
     10,998 Hershey Foods Corp                                           619,297
     15,300 Kellogg Co                                                   705,789
      7,962 McCormick & Co Inc (nonvtg)                                  259,800
      3,421 Molson Coors Brewing Co Class B ^^                           218,978
      8,292 Pepsi Bottling Group Inc                                     236,737
     99,708 PepsiCo Inc                                                5,654,441
     46,792 Sara Lee Corp                                                886,708
     15,000 Tyson Foods Inc Class A                                      270,750
     10,787 Wm Wrigley Jr Co                                             775,370
                                                                     $20,816,270

GOLD, METALS & MINING --- .72%
     52,025 Alcoa Inc                                                  1,270,451
      4,988 Allegheny Technologies Inc ^^                                154,528
     10,628 Freeport-McMoRan Copper & Gold Inc                          516,415
     26,640 Newmont Mining Corp ^^                                     1,256,609
      9,340 Nucor Corp                                                   550,967
      5,798 Phelps Dodge Corp                                            753,334
      6,789 United States Steel Corp ^^                                  287,514
                                                                      $4,789,818

HEALTH CARE RELATED --- 2.94%
     17,328 Aetna Inc                                                  1,492,634
      6,212 AmericsourceBergen Corp                                      480,188
      7,723 CIGNA Corp                                                   910,233
     25,536 Cardinal Health Inc                                        1,620,004
     26,850 Caremark Rx Inc*                                           1,340,621
      6,400 Coventry Health Care Inc*                                    550,528
      8,890 Express Scripts Inc Class A*                                 552,958
     27,020 HCA Inc                                                    1,294,798
     14,682 Health Management Associates Inc Class A ^^                  344,587
      9,721 Humana Inc*                                                  465,441
     13,428 IMS Health Inc                                               337,983
      8,100 Laboratory Corp of America Holdings*                         394,551
      4,691 Manor Care Inc                                               180,181
     18,402 McKesson HBOC Inc                                            873,175
     18,207 Medco Health Solutions Inc*                                  998,290
      9,928 Quest Diagnostics Inc ^^                                     501,761
     27,910 Tenet Healthcare Corp ^^*                                    313,429
     75,440 UnitedHealth Group Inc                                     4,239,728
     36,660 WellPoint Inc*                                             2,779,561
                                                                     $19,670,651

HOMEBUILDING --- .30%
      7,700 Centex Corp                                                  497,266
     16,200 DR Horton Inc                                                586,764
      4,680 KB Home                                                      342,576
     12,832 Pulte Corp ^^                                                550,749
                                                                      $1,977,355

HOTELS/MOTELS --- .47%
     25,810 Carnival Corp                                              1,289,984
     19,537 Hilton Hotels Corp                                           436,066
     10,187 Marriott International Inc Class A                           641,781
     13,058 Starwood Hotels & Resorts Worldwide Inc                      746,526
                                                                      $3,114,357

HOUSEHOLD GOODS --- 2.30%
      4,867 Black & Decker Corp                                          399,532
      9,021 Clorox Co                                                    501,026
     31,009 Colgate-Palmolive Co                                       1,636,965
      8,705 Fortune Brands Inc                                           707,978
     28,426 Kimberly-Clark Corp                                        1,692,200
     11,243 Leggett & Platt Inc                                          227,109
      4,671 Maytag Corp                                                   85,292
     16,438 Newell Rubbermaid Inc                                        372,321
    152,702 Procter & Gamble Co                                        9,079,649
      3,457 Snap-on Inc ^^                                               124,867
      4,313 Stanley Works                                                201,331
      4,050 Whirlpool Corp                                               306,868
                                                                     $15,335,138

INSURANCE RELATED --- 4.50%
     17,214 ACE Ltd                                                      810,263
     29,928 AFLAC Inc                                                  1,355,738
     39,252 Allstate Corp                                              2,170,243
      6,424 Ambac Financial Group Inc                                    462,913
    155,047 American International Group Inc (1)                       9,606,712
     19,015 Aon Corp ^^                                                  610,001
     11,912 Chubb Corp                                                 1,066,720
     10,450 Cincinnati Financial Corp                                    437,751
     17,857 Hartford Financial Services Group Inc                      1,378,025
      8,034 Jefferson-Pilot Corp                                         411,100
     10,329 Lincoln National Corp                                        537,315
      8,096 Loews Corp                                                   748,151
      8,004 MBIA Inc                                                     485,202
     31,904 Marsh & McLennan Cos Inc                                     969,563
     45,158 MetLife Inc                                                2,250,223
     11,774 Progressive Corp                                           1,233,562
     30,653 Prudential Financial Inc                                   2,070,917
      7,456 SAFECO Corp                                                  398,001
     40,369 St Paul Travelers Co Inc                                   1,811,357
      6,271 Torchmark Corp                                               331,297
     17,692 UnumProvident Corp ^^                                        362,686
      8,396 XL Capital Ltd Class A                                       571,180
                                                                     $30,078,920

INVESTMENT BANK/BROKERAGE FIRM --- 2.12%
      6,725 Bear Stearns Co Inc                                          738,069
     61,971 Charles Schwab Corp                                          894,242
     22,100 E*TRADE Financial Corp*                                      388,960
     27,793 Goldman Sachs Group Inc                                    3,379,073
     16,244 Lehman Brothers Holdings Inc                               1,892,101
     55,284 Merrill Lynch & Co Inc                                     3,391,673
     64,839 Morgan Stanley                                             3,497,416
                                                                     $14,181,534

LEISURE & ENTERTAINMENT --- 2.44%
      5,852 Brunswick Corp                                               220,796
     16,343 Harley-Davidson Inc ^^                                       791,655
     10,999 Harrah's Entertainment Inc                                   717,025
     10,603 Hasbro Inc                                                   208,243
     20,355 International Game Technology ^^                             549,585
     24,081 Mattel Inc                                                   401,671
    146,300 News Corp                                                  2,280,817
    280,272 Time Warner Inc                                            5,075,726
     94,676 Viacom Inc Class B                                         3,125,255
    120,010 Walt Disney Co                                             2,895,841
                                                                     $16,266,614

MACHINERY --- 1.38%
     40,416 Caterpillar Inc                                            2,374,440
      2,800 Cummins Inc ^^                                               246,372
     14,220 Danaher Corp                                                 765,463
     14,431 Deere & Co                                                   883,177
     12,121 Dover Corp                                                   494,416
      8,854 Eaton Corp                                                   562,672
      5,570 ITT Industries Inc                                           632,752
     12,439 Illinois Tool Works Inc                                    1,024,103
     20,090 Ingersoll-Rand Co                                            768,041
      3,691 Navistar International Corp*                                 119,699
     10,296 PACCAR Inc                                                   698,995
      7,396 Pall Corp                                                    203,390
      7,112 Parker-Hannifin Corp ^^                                      457,373
                                                                      $9,230,893

MEDICAL PRODUCTS --- 2.12%
      3,232 Bausch & Lomb Inc                                            260,758
     37,162 Baxter International Inc                                   1,481,649
     14,887 Becton Dickinson & Co                                        780,525
     14,864 Biomet Inc                                                   515,929
     35,216 Boston Scientific Corp*                                      822,998
      6,348 CR Bard Inc                                                  419,158
      7,300 Fisher Scientific International Inc*                         452,965
     19,737 Guidant Corp                                               1,359,682
      9,588 Hospira Inc*                                                 392,820
     72,372 Medtronic Inc                                              3,880,587
      3,047 Millipore Corp*                                              191,626
      7,769 PerkinElmer Inc                                              158,255
     21,788 St Jude Medical Inc*                                       1,019,678
     17,400 Stryker Corp                                                 860,082
      9,629 Thermo Electron Corp*                                        297,536
      6,838 Waters Corp*                                                 284,461
     14,759 Zimmer Holdings Inc*                                       1,016,748
                                                                     $14,195,457

OFFICE EQUIPMENT & SUPPLIES --- .25%
      6,651 Avery Dennison Corp                                          348,446
     13,692 Pitney Bowes Inc                                             571,504
     57,286 Xerox Corp ^^*                                               781,954
                                                                      $1,701,904

OIL & GAS --- 10.18%
      4,848 Amerada Hess Corp                                            666,600
     14,161 Anadarko Petroleum Corp                                    1,355,916
     19,660 Apache Corp                                                1,478,825
     19,200 BJ Services Co                                               691,008
     20,377 Baker Hughes Inc                                           1,216,099
     22,806 Burlington Resources Inc ^^                                1,854,584
    134,545 Chevron Corp                                               8,709,098
     83,176 ConocoPhillips                                             5,814,834
     27,064 Devon Energy Corp ^^                                       1,857,673
     14,352 EOG Resources                                              1,074,965
     39,357 El Paso Corp ^^                                              547,062
    376,536 Exxon Mobil Corp (1)                                      23,925,097
     30,372 Halliburton Co                                             2,081,089
      6,925 Kerr-McGee Corp                                              672,487
      5,697 Kinder Morgan Inc                                            547,824
     21,905 Marathon Oil Corp ^^                                       1,509,912
      9,800 Murphy Oil Corp                                              488,726
      9,412 Nabors Industries Ltd*                                       676,064
     10,400 National-Oilwell Inc*                                        684,320
      8,211 Noble Corp                                                   562,125
     23,872 Occidental Petroleum Corp                                  2,039,385
      6,524 Rowan Cos Inc                                                231,537
     35,180 Schlumberger Ltd                                           2,968,488
      8,224 Sunoco Inc                                                   643,117
     19,666 Transocean Inc ^^*                                         1,205,722
     18,300 Valero Energy Corp                                         2,068,998
      8,300 Weatherford International Ltd ^^*                            569,878
     34,107 Williams Cos Inc                                             854,380
     21,566 XTO Energy Inc ^^                                            977,371
                                                                     $67,973,184

PAPER & FOREST PRODUCTS --- .43%
     15,537 Georgia-Pacific Corp                                         529,190
     29,226 International Paper Co                                       870,935
      6,557 Louisiana-Pacific Corp                                       181,563
     11,003 MeadWestvaco Corp                                            303,903
     14,688 Weyerhaeuser Co                                            1,009,800
                                                                      $2,895,391

PERSONAL LOANS --- 1.37%
     74,069 American Express Co                                        4,254,523
     17,249 Capital One Financial Corp                                 1,371,640
     75,059 MBNA Corp                                                  1,849,454
     17,552 Providian Financial Corp ^^*                                 310,319
     24,919 SLM Corp                                                   1,336,655
                                                                      $9,122,591

PHARMACEUTICALS --- 6.58%
     92,781 Abbott Laboratories                                        3,933,914
      7,849 Allergan Inc                                                 719,125
    116,810 Bristol-Myers Squibb Co ^^                                 2,810,449
     67,747 Eli Lilly & Co                                             3,625,819
     20,343 Forest Laboratories Inc*                                     792,767
    177,719 Johnson & Johnson (1)                                     11,246,058
     14,399 King Pharmaceuticals Inc*                                    221,457
    131,140 Merck & Co Inc                                             3,568,319
     13,050 Mylan Laboratories Inc                                       251,343
    440,196 Pfizer Inc (1)                                            10,991,694
     88,100 Schering-Plough Corp                                       1,854,505
      6,184 Watson Pharmaceuticals Inc*                                  226,396
     80,102 Wyeth                                                      3,706,320
                                                                     $43,948,166

PHOTOGRAPHY/IMAGING --- .06%
     17,131 Eastman Kodak Co ^^                                          416,797
                                                                        $416,797

POLLUTION CONTROL --- .16%
     13,014 Allied Waste Industries Inc ^^*                              109,968
     33,539 Waste Management Inc                                         959,551
                                                                      $1,069,519

PRINTING & PUBLISHING --- .58%
      3,546 Dow Jones & Co Inc                                           135,422
     14,561 Gannett Co Inc                                             1,002,234
      4,137 Knight-Ridder Inc ^^                                         242,759
     22,276 McGraw-Hill Cos Inc                                        1,070,139
      2,511 Meredith Corp ^^                                             125,274
      8,629 New York Times Co ^^                                         256,713
     12,818 RR Donnelley & Sons Co ^^                                    475,163
     15,779 Tribune Co                                                   534,750
                                                                      $3,842,454

RAILROADS --- .61%
     22,351 Burlington Northern Santa Fe Corp                          1,336,590
     12,949 CSX Corp                                                     601,870
     24,129 Norfolk Southern Corp                                        978,672
     15,745 Union Pacific Corp                                         1,128,917
                                                                      $4,046,049

REAL ESTATE --- .75%
      5,726 Apartment Investment & Management Co REIT                    222,054
     12,600 Archstone-Smith Trust REIT                                   502,362
     24,541 Equity Office Properties Trust REIT ^^                       802,736
     17,181 Equity Residential REIT ^^                                   650,301
     10,927 Plum Creek Timber Co Inc REIT                                414,243
     14,701 ProLogis Trust REIT                                          651,401
      5,000 Public Storage Inc REIT                                      335,000
     10,947 Simon Property Group Inc REIT                                811,392
      7,100 Vornado Realty Trust REIT                                    615,002
                                                                      $5,004,491

RESTAURANTS --- .75%
      7,943 Darden Restaurants Inc                                       241,229
     74,610 McDonald's Corp                                            2,498,689
     22,938 Starbucks Corp*                                            1,149,194
      6,917 Wendy's International Inc ^^                                 312,303
     17,027 Yum! Brands Inc                                              824,277
                                                                      $5,025,692

RETAIL --- 5.39%
     21,915 Albertson's Inc ^^                                           562,120
     10,692 AutoNation Inc*                                              213,519
      3,298 AutoZone Inc ^^*                                             274,559
     17,611 Bed Bath & Beyond Inc*                                       707,610
     24,205 Best Buy Co Inc ^^                                         1,053,644
      6,749 Big Lots Inc ^^*                                              74,172
     48,518 CVS Corp                                                   1,407,507
      9,815 Circuit City Stores Inc - CarMax Group ^^                    168,425
     28,571 Costco Wholesale Corp                                      1,231,124
      3,805 Dillard's Inc ^^                                              79,448
     19,167 Dollar General Corp ^^                                       351,523
      9,790 Family Dollar Stores Inc                                     194,527
     15,880 Federated Department Stores Inc                            1,061,896
     34,577 Gap Inc                                                      602,677
    127,791 Home Depot Inc                                             4,873,949
     14,967 JC Penney Co Inc                                             709,735
     20,555 Kohl's Corp*                                               1,031,450
     43,195 Kroger Co*                                                   889,385
     20,831 Limited Brands Inc                                           425,577
     46,588 Lowe's Cos Inc                                             3,000,267
     13,176 Nordstrom Inc                                                452,200
     18,846 Office Depot Inc*                                            559,726
      4,177 OfficeMax Inc ^^                                             132,286
      7,947 RadioShack Corp                                              197,086
      8,116 SUPERVALU Inc                                                252,570
     26,700 Safeway Inc                                                  683,520
      6,136 Sears Holding Corp ^^*                                       763,441
      6,757 Sherwin-Williams Co                                          297,781
     43,824 Staples Inc                                                  934,328
     27,744 TJX Cos Inc                                                  568,197
     52,854 Target Corp                                                2,744,708
      8,503 Tiffany & Co                                                 338,164
    149,174 Wal-Mart Stores Inc (1)                                    6,536,805
     61,031 Walgreen Co                                                2,651,797
                                                                     $36,025,723

SHOES --- .17%
     11,419 NIKE Inc Class B                                             932,704
      3,126 Reebok International Ltd                                     176,838
                                                                      $1,109,542

SPECIALIZED SERVICES --- .71%
      8,753 Apollo Group Inc*                                            581,112
     62,442 Cendant Corp                                               1,288,803
      8,246 Cintas Corp                                                  338,498
      7,769 Equifax Inc                                                  271,449
     19,322 H&R Block Inc                                                463,342
     25,198 Interpublic Group of Cos Inc*                                293,305
      7,259 Monster Worldwide Inc*                                       222,924
     10,879 Omnicom Group Inc                                            909,811
     10,131 Robert Half International Inc                                360,562
                                                                      $4,729,806

TELEPHONE & TELECOMMUNICATIONS --- 3.07%
     22,858 ALLTEL Corp                                                1,488,284
     47,817 AT&T Corp                                                    946,777
    109,389 BellSouth Corp                                             2,876,931
      7,695 CenturyTel Inc ^^                                            269,171
     20,413 Citizens Communications Co ^^                                276,596
     91,068 Qwest Communications International Inc*                      373,379
    197,274 SBC Communications Inc                                     4,728,658
    175,101 Sprint Corp                                                4,163,902
    165,102 Verizon Communications                                     5,397,184
                                                                     $20,520,882

TEXTILES --- .22%
     22,700 Coach Inc*                                                   711,872
      7,062 Jones Apparel Group Inc                                      201,267
      6,432 Liz Claiborne Inc                                            252,906
      5,374 VF Corp                                                      311,531
                                                                      $1,477,576

TOBACCO --- 1.49%
    123,936 Altria Group Inc ^^                                        9,135,323
      5,115 Reynolds American Inc ^^                                     424,647
      9,855 UST Inc ^^                                                   412,530
                                                                      $9,972,500

UTILITIES --- .88%
     38,996 AES Corp*                                                    640,704
     13,071 CMS Energy Corp ^^*                                          215,018
     33,898 Calpine Corp ^^*                                              87,796
     10,610 Constellation Energy Group                                   653,576
     55,255 Duke Energy Corp                                           1,611,788
     17,066 Dynegy Inc Class A ^^*                                        80,381
     10,353 KeySpan Corp                                                 380,783
      2,663 NICOR Inc ^^                                                 111,926
     16,256 NiSource Inc                                                 394,208
      2,265 Peoples Energy Corp                                           89,196
     14,338 Public Service Enterprise Group Inc                          922,794
     15,324 Sempra Energy ^^                                             721,147
                                                                      $5,909,317

TOTAL COMMON STOCK --- 99.13%                                       $662,227,678
(Cost $567,159,563)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,048,000 Freddie Mac                                                5,047,108
                  3.225%, October 3, 2005
    750,000 United States of America (1)                                 747,459
                  3.128%, November 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- .87%                                 $5,794,567
(Cost $5,794,567)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100% $668,022,245 (Cost $572,954,130) Legend * Non-income Producing Security (1) Collateral or Segregated Assets for Futures REIT - Real Estate Investment Trust ^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim S&P 500 Index(R) Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $573,446,470. The Maxim S&P 500 Index(R) Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $121,708,361 and gross depreciation of securities in which there was an excess of tax cost over value of $27,132,586, resulting in net appreciation of $94,575,775.

As of September 30, 2005, the Maxim S&P 500 Index(R) Portfolio had 21 open S&P 500 long futures contracts. The contracts expire in December 2005 and the Portfolio has recorded unrealized depreciation of $17,925.

Maxim Series Fund, Inc.

Maxim Stock Index Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.12%
      1,600 Alliant Techsystems Inc*                                     119,440
     34,813 Boeing Co                                                  2,365,543
      8,581 General Dynamics Corp                                      1,025,859
      5,201 Goodrich Corp                                                230,612
     36,289 Honeywell International Inc                                1,360,838
      5,025 L-3 Communications Holdings Inc                              397,327
     15,498 Lockheed Martin Corp                                         945,998
     15,196 Northrop Grumman Corp                                        825,903
      5,600 Precision Castparts Corp                                     297,360
     19,123 Raytheon Co                                                  727,056
      7,530 Rockwell Collins                                             363,850
        300 Sequa Corp*                                                   17,700
     43,522 United Technologies Corp                                   2,256,180
                                                                     $10,933,666

AGRICULTURE --- .29%
     27,600 Archer-Daniels-Midland Co                                    680,616
     11,388 Monsanto Co                                                  714,597
      1,000 Scotts Co Class A                                             87,930
                                                                      $1,483,143

AIR FREIGHT --- .98%
      3,656 CH Robinson Worldwide Inc ^^                                 234,423
      2,187 CNF Inc                                                      114,818
      4,574 Expeditors International of Washington Inc ^^                259,712
     12,889 FedEx Corp                                                 1,123,019
      2,740 Ryder System Inc                                              93,763
     47,037 United Parcel Service Inc Class B                          3,251,668
                                                                      $5,077,403

AIRLINES --- .11%
      3,700 AirTran Holdings Inc ^^*                                      46,842
      1,150 Alaska Air Group Inc ^^*                                      33,419
      3,900 JetBlue Airways Corp ^^*                                      68,640
     29,360 Southwest Airlines Co ^^                                     435,996
                                                                        $584,897

AUTO PARTS & EQUIPMENT --- .29%
      4,650 Advance Auto Parts Inc*                                      179,862
      2,900 ArvinMeritor Inc                                              48,488
        500 Bandag Inc                                                    21,430
      2,446 BorgWarner Inc                                               138,101
      2,499 Cooper Tire & Rubber Co                                       38,160
      6,337 Dana Corp ^^                                                  59,631
     23,758 Delphi Corp ^^                                                65,572
      6,620 Gentex Corp ^^                                               115,188
      7,400 Goodyear Tire & Rubber Co ^^*                                115,366
      8,200 Johnson Controls Inc                                         508,810
      2,793 Lear Corp ^^                                                  94,878
      1,500 Modine Manufacturing Co                                       55,020
      5,438 Visteon Corp                                                  53,184
                                                                      $1,493,690

AUTOMOBILES --- .30%
     78,595 Ford Motor Co                                                774,947
     23,975 General Motors Corp ^^                                       733,875
      1,400 Thor Industries Inc                                           47,600
                                                                      $1,556,422

BANKS --- 5.27%
     14,879 AmSouth Bancorp                                              375,844
      5,436 Associated Banc-Corp ^^                                      165,689
     23,220 BB&T Corp ^^                                                 906,741
    170,420 Bank of America Corp (1)                                   7,174,682
      2,171 Bank of Hawaii Corp                                          106,857
      1,800 City National Corp                                           126,162
      6,450 Colonial BancGroup Inc                                       144,480
      7,137 Comerica Inc                                                 420,369
      6,918 Commerce Bancorp Inc ^^                                      212,313
      5,250 Compass Bancshares Inc                                       240,607
      1,900 Cullen/Frost Bankers Inc                                      93,746
     23,618 Fifth Third Bancorp                                          867,489
      5,270 First Horizon National Corp                                  191,565
      3,525 FirstMerit Corp                                               94,435
      2,108 Greater Bay Bancorp                                           51,941
      9,742 Huntington Bancshares Inc ^^                                 218,903
     17,339 KeyCorp                                                      559,183
      3,424 M&T Bank Corp                                                361,951
      8,749 Marshall & Ilsley Corp ^^                                    380,669
      3,452 Mercantile Bankshares Corp                                   185,994
     24,082 National City Corp                                           805,302
     20,257 North Fork Bancorp Inc                                       516,554
     12,322 PNC Financial Services Group                                 714,922
     19,532 Regions Financial Corp                                       607,836
      1,528 SVB Financial Group ^^*                                       74,322
     15,408 SunTrust Banks Inc                                         1,070,086
     13,192 Synovus Financial Corp                                       365,682
      4,788 TCF Financial Corp ^^                                        128,079
      1,700 Texas Regional Bancshares Inc ^^                              48,943
     77,468 US Bancorp                                                 2,175,301
     66,957 Wachovia Corp                                              3,186,484
     71,640 Wells Fargo & Co                                           4,195,955
      1,420 Westamerica Bancorp                                           73,343
      2,900 Wilmington Trust Corp                                        105,705
      3,835 Zions Bancorp                                                273,090
                                                                     $27,221,224

BIOTECHNOLOGY --- 1.57%
     52,328 Amgen Inc*                                                 4,168,972
      8,290 Applera Corp - Applied Biosystems Group                      192,660
     14,387 Biogen Idec Inc*                                             567,999
      2,500 Cephalon Inc ^^*                                             116,050
      3,063 Charles River Laboratories International Inc ^^*             133,608
      4,585 Chiron Corp*                                                 199,998
     10,864 Genzyme Corp*                                                778,297
     19,314 Gilead Sciences Inc*                                         941,751
      2,300 Invitrogen Corp*                                             173,029
      1,300 Martek Biosciences Corp ^^*                                   45,669
     10,404 MedImmune Inc*                                               350,095
     13,048 Millennium Pharmaceuticals Inc*                              121,738
      4,550 Protein Design Labs Inc*                                     127,400
      1,700 Techne Corp ^^*                                               96,866
      3,992 Vertex Pharmaceuticals Inc ^^*                                89,221
                                                                      $8,103,353

BROADCAST/MEDIA --- .75%
     23,012 Clear Channel Communications Inc ^^                          756,865
     93,095 Comcast Corp*                                              2,735,131
      1,509 Emmis Communications Corp*                                    33,334
      1,600 Entercom Communications Corp*                                 50,544
      9,773 Univision Communications Inc Class A ^^*                     259,278
      2,836 Westwood One Inc ^^                                           56,408
                                                                      $3,891,560

BUILDING MATERIALS --- .27%
      7,764 American Standard Cos Inc                                    361,414
      1,946 Martin Marietta Materials Inc                                152,683
     18,187 Masco Corp ^^                                                557,977
      4,405 Vulcan Materials Co                                          326,895
                                                                      $1,398,969

CHEMICALS --- 1.46%
      9,379 Air Products & Chemicals Inc ^^                              517,158
      2,800 Airgas Inc                                                    82,964
      1,600 Albemarle Corp                                                60,320
      3,116 Ashland Inc                                                  172,128
      2,650 Cabot Corp                                                    87,476
     10,011 Chemtura Corp                                                124,337
      1,700 Cytec Industries Inc                                          73,746
     40,892 Dow Chemical Co                                            1,703,970
     42,146 EI du Pont de Nemours & Co                                 1,650,859
      3,425 Eastman Chemical Co                                          160,872
      7,750 Ecolab Inc                                                   247,458
      5,031 Engelhard Corp                                               140,415
      1,650 FMC Corp*                                                     94,413
      1,750 Ferro Corp                                                    32,060
      4,718 Hercules Inc*                                                 57,654
      3,471 International Flavors & Fragrances Inc                       123,706
      2,850 Lubrizol Corp                                                123,490
      8,656 Lyondell Chemical Co ^^                                      247,735
        850 Minerals Technologies Inc                                     48,629
      2,971 Olin Corp                                                     56,419
      7,239 PPG Industries Inc                                           427,897
     13,746 Praxair Inc                                                  658,846
      4,987 RPM Inc                                                       91,761
      6,193 Rohm & Haas Co                                               254,718
      2,000 Sensient Technologies Corp                                    37,900
      2,890 Sigma-Aldrich Corp ^^                                        185,133
      4,214 Valspar Corp ^^                                               94,225
                                                                      $7,556,289

COMMUNICATIONS - EQUIPMENT --- 2.72%
     16,348 3Com Corp*                                                    66,700
      4,919 ADC Telecommunications Inc ^^*                               112,448
      2,800 ADTRAN Inc                                                    88,200
      6,887 Andrew Corp*                                                  76,790
     17,905 Avaya Inc ^^*                                                184,422
      2,100 Avocent Corp*                                                 66,444
     24,456 CIENA Corp*                                                   64,564
    271,038 Cisco Systems Inc (1)*                                     4,859,711
      2,300 CommScope Inc ^^*                                             39,882
      8,540 Comverse Technology Inc*                                     224,346
     62,362 Corning Inc*                                               1,205,457
      5,600 Harris Corp ^^                                               234,080
     69,898 JDS Uniphase Corp ^^*                                        155,174
    188,506 Lucent Technologies Inc ^^*                                  612,645
    104,690 Motorola Inc                                               2,312,602
      1,950 Plantronics Inc                                               60,079
      4,020 Polycom Inc*                                                  65,003
      4,600 Powerwave Technologies Inc ^^*                                59,754
     69,174 QUALCOMM Inc                                               3,095,537
      6,523 Scientific-Atlanta Inc                                       244,678
     18,961 Tellabs Inc*                                                 199,470
      4,300 UTStarcom Inc ^^*                                             35,131
                                                                     $14,063,117

COMPUTER HARDWARE & SYSTEMS --- 3.48%
     35,226 Apple Computer Inc*                                        1,888,466
    101,698 Dell Inc*                                                  3,478,072
      2,983 Diebold Inc                                                  102,794
    102,202 EMC Corp*                                                  1,322,494
     11,090 Gateway Inc ^^*                                               29,943
    121,476 Hewlett-Packard Co                                         3,547,099
      1,490 Imation Corp ^^                                               63,876
     67,713 International Business Machines Corp                       5,431,937
      5,012 Lexmark International Group Inc Class A*                     305,983
      6,524 McDATA Corp ^^*                                               34,186
      7,900 NCR Corp*                                                    252,089
     15,598 Network Appliance Inc*                                       370,297
      3,783 QLogic Corp*                                                 129,379
      7,748 Sandisk Corp ^^*                                             373,841
    144,599 Sun Microsystems Inc*                                        566,828
      9,000 Western Digital Corp*                                        116,370
                                                                     $18,013,654

COMPUTER SOFTWARE & SERVICES --- 5.30%
      8,584 Activision Inc*                                              175,543
      3,291 Acxiom Corp                                                   61,608
     20,866 Adobe Systems Inc ^^                                         622,850
        600 Advent Software ^^*                                           16,164
      5,337 Affiliated Computer Services Inc Class A ^^*                 291,400
      1,400 Anteon International Corp*                                    59,864
      9,720 Autodesk Inc                                                 451,397
     24,570 Automatic Data Processing Inc                              1,057,493
      9,165 BMC Software Inc*                                            193,382
     11,710 Cadence Design Systems Inc ^^*                               189,234
      7,143 Citrix Systems Inc*                                          179,575
      5,800 Cognizant Technology Solutions Corp*                         270,222
     19,656 Computer Associates International Inc                        546,633
      7,824 Computer Sciences Corp ^^*                                   370,153
     16,457 Compuware Corp*                                              156,342
      5,880 Convergys Corp*                                               84,496
     12,892 Electronic Arts Inc*                                         733,426
     21,916 Electronic Data Systems Corp                                 491,795
      1,600 F5 Networks Inc*                                              69,552
      2,750 Fair Isaac Co                                                123,200
     32,773 First Data Corp ^^                                         1,310,920
      7,943 Fiserv Inc*                                                  364,345
      2,400 Gartner Inc*                                                  28,056
      7,716 Intuit Inc ^^*                                               345,754
      3,122 Jack Henry & Associates Inc                                   60,567
      1,950 Keane Inc ^^*                                                 22,289
      4,200 MPS Group Inc ^^*                                             49,560
      3,200 Macromedia Inc*                                              130,144
      2,100 Macrovision Corp ^^*                                          40,110
      6,999 McAfee Inc*                                                  219,909
      3,350 Mentor Graphics Corp*                                         28,810
      3,654 Mercury Interactive Corp ^^*                                 144,698
    390,827 Microsoft Corp (1)                                        10,055,965
     16,150 Novell Inc ^^*                                               120,318
    159,964 Oracle Corp*                                               1,981,954
     11,550 Parametric Technology Corp*                                   80,503
     14,150 Paychex Inc                                                  524,682
      2,950 RSA Security  Inc*                                            37,495
      2,179 Reynolds & Reynolds Co Class A                                59,726
      1,500 SRA International Inc*                                        53,220
      5,541 Sabre Holdings Corp                                          112,371
     22,146 Siebel Systems Inc                                           228,768
      3,789 Sybase Inc*                                                   88,738
     50,757 Symantec Corp*                                             1,150,154
      6,086 Synopsys Inc*                                                115,025
      1,500 Transaction Systems Architects Inc Class A*                   41,775
     14,377 Unisys Corp*                                                  95,463
      3,100 Wind River Systems*                                           40,083
     53,148 Yahoo! Inc*                                                1,798,528
     47,068 eBay Inc*                                                  1,939,202
                                                                     $27,413,461

CONGLOMERATES --- 3.97%
     32,508 3M Co                                                      2,384,787
      1,326 Carlisle Cos Inc                                              84,294
    449,701 General Electric Co (1)                                   15,141,433
      1,800 Teleflex Inc ^^                                              126,900
      5,716 Textron Inc                                                  409,952
     85,856 Tyco International Ltd                                     2,391,090
                                                                     $20,538,456

CONTAINERS --- .15%
      4,574 Ball Corp ^^                                                 168,049
      4,500 Bemis Co Inc                                                 111,150
      6,300 Pactiv Corp*                                                 110,376
      3,566 Sealed Air Corp ^^*                                          169,242
      4,826 Temple-Inland Inc                                            197,142
                                                                        $755,959

COSMETICS & PERSONAL CARE --- .56%
      3,242 Alberto-Culver Co Class B                                    145,080
     19,974 Avon Products Inc                                            539,298
     38,176 Gillette Co                                                2,221,843
                                                                      $2,906,221

DISTRIBUTORS --- .26%
      7,430 Genuine Parts Co                                             318,747
     26,795 SYSCO Corp                                                   840,559
      3,220 WW Grainger Inc                                              202,602
                                                                      $1,361,908

ELECTRIC COMPANIES --- 2.84%
      6,850 Allegheny Energy Inc ^^*                                     210,432
      4,896 Alliant Energy Corp                                          142,620
      8,679 Ameren Corp ^^                                               464,240
     16,689 American Electric Power Co Inc ^^                            662,553
      1,400 Black Hills Corp ^^                                           60,718
     13,129 CenterPoint Energy Inc ^^                                    195,228
      8,452 Cinergy Corp                                                 375,353
     10,411 Consolidated Edison Inc ^^                                   505,454
      5,364 DPL Inc ^^                                                   149,119
      7,548 DTE Energy Co                                                346,151
     14,452 Dominion Resources Inc                                     1,244,895
      3,201 Duquesne Light Holdings Inc ^^                                55,089
     13,781 Edison International ^^                                      651,566
      8,787 Entergy Corp                                                 653,050
     28,422 Exelon Corp                                                1,518,872
     16,762 FPL Group Inc ^^                                             797,871
     13,964 FirstEnergy Corp                                             727,804
      3,165 Great Plains Energy Inc ^^                                    94,665
      3,400 Hawaiian Electric Industries Inc ^^                           94,792
      1,800 IDACORP Inc ^^                                                54,234
      4,470 NSTAR                                                        129,272
      5,466 Northeast Utilities                                          109,047
      3,776 OGE Energy Corp                                              106,106
     15,838 PG&E Corp ^^                                                 621,642
      2,925 PNM Resources Inc ^^                                          83,860
     16,080 PPL Corp                                                     519,866
      7,952 Pepco Holdings Inc                                           185,043
      4,205 Pinnacle West Capital Corp                                   185,356
     10,686 Progress Energy Inc                                          478,198
      4,250 Puget Energy Inc ^^                                           99,790
     31,695 Southern Co ^^                                             1,133,413
      8,730 TECO Energy Inc                                              157,315
     10,174 TXU Corp                                                   1,148,441
      1,629 WPS Resources Corp                                            94,156
      3,650 Westar Energy Inc                                             88,074
      4,937 Wisconsin Energy Corp ^^                                     197,085
     16,993 Xcel Energy Inc ^^                                           333,233
                                                                     $14,674,603

ELECTRONIC INSTRUMENT & EQUIP --- 1.00%
     20,939 Agilent Technologies Inc*                                    685,752
      7,244 American Power Conversion Corp                               187,620
      3,000 Ametek Inc                                                   128,910
      3,800 Amphenol Corp                                                153,292
      5,015 Arrow Electronics Inc*                                       157,270
      6,095 Avnet Inc*                                                   149,023
      2,665 CDW Corp ^^                                                  157,022
      3,945 Cooper Industries Inc                                        272,757
     17,532 Emerson Electric Co                                        1,258,798
      2,800 Harman International Industries Inc                          286,356
      2,550 Hubbell Inc Class B ^^                                       119,672
      7,226 Jabil Circuit Inc*                                           223,428
      3,650 KEMET Corp*                                                   30,587
      6,116 Molex Inc                                                    163,175
      2,260 National Instruments Corp                                     55,686
      1,650 Newport Corp*                                                 22,985
      1,750 Plexus Corp ^^*                                               29,908
      7,679 Rockwell Automation Inc                                      406,219
     22,215 Sanmina - SCI Corp*                                           95,302
     41,169 Solectron Corp*                                              160,971
     10,247 Symbol Technologies Inc ^^                                    99,191
      2,476 Tech Data Corp*                                               90,894
      3,536 Tektronix Inc ^^                                              89,213
      2,250 Thomas & Betts Corp*                                          77,422
      7,759 Vishay Intertechnology Inc*                                   92,720
                                                                      $5,194,173

ELECTRONICS - SEMICONDUCTOR --- 3.31%
     16,868 Advanced Micro Devices Inc*                                  425,074
     15,748 Altera Corp*                                                 300,944
     15,803 Analog Devices Inc                                           586,923
     68,794 Applied Materials Inc                                      1,166,746
     12,900 Applied Micro Circuits Corp*                                  38,700
     17,900 Atmel Corp*                                                   36,874
     12,020 Broadcom Corp Class A*                                       563,858
        964 Cabot Microelectronics Corp ^^*                               28,322
      4,207 Credence Systems Corp*                                        33,572
      3,200 Cree Inc ^^*                                                  80,064
      5,600 Cypress Semiconductor Corp ^^*                                84,280
      5,076 Fairchild Semiconductor Intl Inc*                             75,429
     17,112 Freescale Semiconductor Inc*                                 403,501
      8,414 Integrated Device Technology Inc*                             90,366
    258,394 Intel Corp (1)                                             6,369,412
      2,700 International Rectifier Corp*                                121,716
      6,449 Intersil Holding Corp                                        140,459
      8,373 KLA-Tencor Corp                                              408,267
     16,562 LSI Logic Corp*                                              163,136
      2,550 LTX Corp*                                                     10,761
      5,783 Lam Research Corp*                                           176,208
      4,800 Lattice Semiconductor Corp*                                   20,544
     12,985 Linear Technology Corp                                       488,106
      6,600 MEMC Electronic Materials Inc*                               150,414
     13,923 Maxim Integrated Products Inc ^^                             593,816
      2,780 Micrel Inc ^^*                                                31,219
      8,877 Microchip Technology Inc                                     267,375
     26,129 Micron Technology Inc*                                       347,516
      7,107 NVIDIA Corp ^^*                                              243,628
     14,532 National Semiconductor Corp ^^                               382,192
      5,791 Novellus Systems Inc                                         145,238
      7,645 PMC-Sierra Inc ^^*                                            67,352
      7,950 RF Micro Devices Inc*                                         44,918
      3,108 Semtech Corp*                                                 51,189
      1,850 Silicon Laboratories Inc*                                     56,222
      8,275 Teradyne Inc*                                                136,538
     68,844 Texas Instruments Inc                                      2,333,812
      5,897 TriQuint Semiconductor Inc*                                   20,757
     14,843 Xilinx Inc                                                   413,378
                                                                     $17,098,826

ENGINEERING & CONSTRUCTION --- .11%
      2,050 Dycom Industries Inc*                                         41,451
      3,677 Fluor Corp                                                   236,725
      1,387 Granite Construction Inc ^^                                   53,039
      2,510 Jacobs Engineering Group Inc*                                169,174
      4,950 Quanta Services Inc ^^*                                       63,162
                                                                        $563,551

FINANCIAL SERVICES --- 5.70%
      5,845 AmeriCredit Corp*                                            139,520
      3,730 Astoria Financial Corp                                        98,547
     33,042 Bank of New York Co Inc                                      971,765
      8,600 CIT Group Inc                                                388,548
    219,327 Citigroup Inc (1)                                          9,983,765
     25,252 Countrywide Credit Industries Inc                            832,811
      5,482 Eaton Vance Corp                                             136,063
     41,009 Fannie Mae (nonvtg)                                        1,838,023
      3,600 Federated Investors Inc Class B                              119,628
      6,275 Franklin Resources Inc                                       526,849
     29,358 Freddie Mac                                                1,657,553
     10,858 Golden West Financial Corp                                   644,857
      3,161 Independence Community Bank Corp                             107,758
      2,698 IndyMac Bancorp Inc ^^                                       106,787
      2,750 Investors Financial Services Corp ^^                          90,475
    149,020 JPMorgan Chase & Co (1)                                    5,056,249
      9,430 Janus Capital Group Inc                                      136,263
      4,784 Legg Mason Inc                                               524,757
      3,930 MGIC Investment Corp                                         252,306
     17,686 Mellon Financial Corp                                        565,421
      3,560 MoneyGram International Inc ^^                                77,288
     10,688 Moody's Corp                                                 545,943
      9,982 New York Community Bancorp Inc ^^                            163,705
      7,889 Northern Trust Corp                                          398,789
      3,851 PMI Group Inc                                                153,539
     11,863 Principal Financial Group                                    561,950
      3,661 Radian Group Inc                                             194,399
      2,663 SEI Investments Co                                           100,076
     15,280 Sovereign Bancorp Inc                                        336,771
     14,085 State Street Corp ^^                                         689,038
      5,506 T Rowe Price Group Inc                                       359,542
      3,528 Waddell & Reed Financial Class A                              68,302
      3,639 Washington Federal Inc ^^                                     82,096
     37,263 Washington Mutual Inc                                      1,461,455
      2,268 Webster Financial Corp                                       101,969
                                                                     $29,472,807

FOOD & BEVERAGES --- 3.00%
     32,947 Anheuser-Busch Co Inc                                      1,418,039
      3,512 Brown-Forman Corp                                            209,104
      7,861 Campbell Soup Co                                             233,865
     88,051 Coca-Cola Co                                               3,802,923
     12,777 Coca-Cola Enterprises Inc                                    249,152
     21,962 ConAgra Foods Inc                                            543,560
      8,298 Constellation Brands Inc*                                    215,748
      6,288 Dean Foods Co*                                               244,352
     15,544 General Mills Inc                                            749,221
     14,429 HJ Heinz Co                                                  527,236
      7,810 Hershey Foods Corp                                           439,781
      3,048 Hormel Foods Corp                                            100,554
      2,512 JM Smucker Co                                                121,932
     10,889 Kellogg Co                                                   502,310
      1,098 Lancaster Colony Corp                                         47,214
      5,707 McCormick & Co Inc (nonvtg)                                  186,219
      2,450 Molson Coors Brewing Co Class B                              156,825
      5,836 Pepsi Bottling Group Inc                                     166,618
      2,591 PepsiAmericas Inc                                             58,893
     70,809 PepsiCo Inc                                                4,015,578
     33,234 Sara Lee Corp                                                629,784
      4,209 Smithfield Foods Inc*                                        124,923
      1,064 Tootsie Roll Industries Inc ^^                                33,782
     10,652 Tyson Foods Inc Class A                                      192,269
      7,620 Wm Wrigley Jr Co ^^                                          547,726
                                                                     $15,517,608

GOLD, METALS & MINING --- .81%
     36,994 Alcoa Inc                                                    903,393
      3,525 Allegheny Technologies Inc ^^                                109,205
      2,750 Arch Coal Inc ^^                                             185,625
      7,557 Freeport-McMoRan Copper & Gold  Inc                          367,195
     18,886 Newmont Mining Corp                                          890,853
      6,658 Nucor Corp                                                   392,755
      5,586 Peabody Energy Corp                                          471,179
      4,104 Phelps Dodge Corp                                            533,233
      1,600 Steel Dynamics Inc ^^                                         54,336
      4,800 United States Steel Corp ^^                                  203,280
      2,981 Worthington Industries Inc ^^                                 62,690
                                                                      $4,173,744

HARDWARE & TOOLS --- .02%
      1,800 York International Corp                                      100,926
                                                                        $100,926

HEALTH CARE RELATED --- 3.15%
     12,298 Aetna Inc                                                  1,059,350
      4,383 AmericsourceBergen Corp                                      338,806
      2,050 Apria Healthcare Group Inc*                                   65,416
      5,462 CIGNA Corp                                                   643,751
     18,157 Cardinal Health Inc ^^                                     1,151,880
     19,143 Caremark Rx Inc*                                             955,810
      3,795 Community Health Systems Inc*                                147,284
      2,655 Covance Inc*                                                 127,413
      4,568 Coventry Health Care Inc*                                    392,939
      6,312 Express Scripts Inc Class A*                                 392,606
     19,146 HCA Inc                                                      917,476
     10,453 Health Management Associates Inc Class A ^^                  245,332
      4,809 Health Net Inc*                                              227,562
      3,652 Henry Schein Inc*                                            155,648
      6,863 Humana Inc*                                                  328,600
      9,593 IMS Health Inc                                               241,456
      5,700 Laboratory Corp of America Holdings*                         277,647
      2,450 LifePoint Hospitals Inc*                                     107,138
      4,137 Lincare Holdings Inc*                                        169,824
      3,367 Manor Care Inc                                               129,326
     13,116 McKesson HBOC Inc                                            622,354
     12,957 Medco Health Solutions Inc*                                  710,432
      4,470 Omnicare Inc ^^                                              251,348
      3,782 PacifiCare Health Systems Inc*                               301,728
      5,884 Patterson Cos Inc ^^*                                        235,537
      7,084 Quest Diagnostics Inc                                        358,025
      2,850 Renal Care Group Inc*                                        134,862
     19,845 Tenet Healthcare Corp ^^*                                    222,859
      3,602 Triad Hospitals Inc*                                         163,063
     53,638 UnitedHealth Group Inc                                     3,014,456
      2,360 Universal Health Services Inc Class B ^^                     112,407
      3,500 VCA Antech Inc*                                               89,320
     26,030 WellPoint Inc*                                             1,973,595
                                                                     $16,265,250

HOMEBUILDING --- .42%
      5,478 Centex Corp                                                  353,769
     11,533 DR Horton Inc                                                417,725
      1,500 Hovnanian Enterprises Inc*                                    76,800
      3,264 KB Home                                                      238,925
      5,666 Lennar Corp ^^                                               338,600
      9,132 Pulte Corp                                                   391,945
      2,000 Ryland Group Inc                                             136,840
      4,990 Toll Brothers Inc*                                           222,903
                                                                      $2,177,507

HOTELS/MOTELS --- .43%
     18,268 Carnival Corp                                                913,035
     13,888 Hilton Hotels Corp                                           309,980
      7,272 Marriott International Inc Class A                           458,136
      9,274 Starwood Hotels & Resorts Worldwide Inc                      530,195
                                                                      $2,211,346

HOUSEHOLD GOODS --- 2.18%
      2,800 American Greetings Corp Class A                               76,720
      3,468 Black & Decker Corp                                          284,688
      1,064 Blyth Industries Inc ^^                                       23,717
      2,725 Church & Dwight Co Inc                                       100,661
      6,446 Clorox Co                                                    358,011
     22,002 Colgate-Palmolive Co                                       1,161,486
      3,022 Energizer Holdings Inc*                                      171,347
      6,170 Fortune Brands Inc                                           501,806
      2,200 Furniture Brands International Inc ^^                         39,666
     20,181 Kimberly-Clark Corp                                        1,201,375
      7,986 Leggett & Platt Inc                                          161,317
      3,309 Maytag Corp                                                   60,422
      2,233 Mohawk Industries Inc*                                       179,198
     11,665 Newell Rubbermaid Inc                                        264,212
    104,436 Procter & Gamble Co (1)                                    6,209,765
      2,450 Snap-on Inc                                                   88,494
         3,066    Stanley Works                                          143,121
      2,250 Tupperware Corp ^^                                            51,255
      2,854 Whirlpool Corp                                               216,248
                                                                     $11,293,509

INSURANCE RELATED --- 4.60%
     12,197 ACE Ltd                                                      574,113
     21,279 AFLAC Inc                                                    963,939
      2,250 Allmerica Financial Corp*                                     92,565
     27,894 Allstate Corp                                              1,542,259
      4,597 Ambac Financial Group Inc                                    331,260
      2,000 American Financial Group Inc                                  67,860
    110,068 American International Group Inc (1)                       6,819,813
      1,686 Amerus Group Co ^^                                            96,726
     13,443 Aon Corp ^^                                                  431,251
      3,947 Arthur J Gallagher & Co ^^                                   113,713
      2,327 Brown & Brown Inc                                            115,629
      8,450 Chubb Corp                                                   756,697
      7,385 Cincinnati Financial Corp                                    309,358
      2,436 Everest Re Group Ltd                                         238,484
      7,370 Fidelity National Financial Inc                              328,112
      4,020 First American Financial Corp                                183,593
      4,475 HCC Insurance Holdings Inc                                   127,672
     12,763 Hartford Financial Services Group Inc                        984,921
      1,750 Horace Mann Educators Corp                                    34,615
      5,677 Jefferson-Pilot Corp ^^                                      290,492
      3,433 Leucadia National Corp ^^                                    147,962
      7,292 Lincoln National Corp                                        379,330
      5,814 Loews Corp                                                   537,272
      5,736 MBIA Inc                                                     347,716
     22,710 Marsh & McLennan Cos Inc                                     690,157
      1,500 Mercury General Corp                                          89,985
     32,095 MetLife Inc                                                1,599,294
      2,682 Ohio Casualty Corp                                            72,736
      7,683 Old Republic International Corp                              204,906
      8,405 Progressive Corp                                             880,592
      2,948 Protective Life Corp                                         121,399
     21,750 Prudential Financial Inc                                   1,469,430
      5,273 SAFECO Corp                                                  281,473
     28,653 St Paul Travelers Co Inc                                   1,285,660
      1,160 StanCorp Financial Group Inc                                  97,672
      4,391 Torchmark Corp                                               231,977
      1,982 Unitrin Inc                                                   94,066
     12,621 UnumProvident Corp ^^                                        258,731
      4,725 WR Berkley Corp                                              186,543
      5,988 XL Capital Ltd Class A                                       407,364
                                                                     $23,787,337

INVESTMENT BANK/BROKERAGE FIRM --- 2.01%
      3,249 AG Edwards Inc                                               142,339
      4,791 Bear Stearns Co Inc                                          525,812
     44,080 Charles Schwab Corp                                          636,074
     15,623 E*TRADE Financial Corp*                                     274,965
     19,757 Goldman Sachs Group Inc                                    2,402,056
      2,100 Jefferies Group Inc                                           91,455
      2,509 LaBranche & Co Inc ^^*                                        21,803
     11,562 Lehman Brothers Holdings Inc                               1,346,742
     39,326 Merrill Lynch & Co Inc                                     2,412,650
     46,109 Morgan Stanley                                             2,487,119
      2,350 Raymond James Financial Inc                                   75,482
                                                                     $10,416,497

LEISURE & ENTERTAINMENT --- 2.30%
      1,850 Boyd Gaming Corp                                              79,772
      4,154 Brunswick Corp                                               156,730
      2,700 Callaway Golf Co                                              40,743
      4,880 GTECH Holdings Corp ^^                                       156,453
     11,678 Harley-Davidson Inc ^^                                       565,682
      7,804 Harrah's Entertainment Inc                                   508,743
      7,552 Hasbro Inc                                                   148,321
     14,480 International Game Technology ^^                             390,960
      1,496 International Speedway Corp Class A                           78,495
     17,055 Mattel Inc                                                   284,477
    103,900 News Corp                                                  1,619,801
    199,058 Time Warner Inc                                            3,604,940
     67,203 Viacom Inc Class B                                         2,218,371
     85,211 Walt Disney Co                                             2,056,141
                                                                     $11,909,629

MACHINERY --- 1.53%
      3,798 AGCO Corp*                                                    69,124
     28,678 Caterpillar Inc                                            1,684,833
      2,095 Crane Co                                                      62,305
      2,000 Cummins Inc ^^                                               175,980
     10,104 Danaher Corp                                                 543,898
     10,226 Deere & Co                                                   625,831
      2,888 Donaldson Co Inc                                              88,171
      8,547 Dover Corp                                                   348,632
      6,310 Eaton Corp                                                   401,000
      1,973 Federal Signal Corp                                           33,719
      2,300 Flowserve Corp ^^*                                            83,605
      2,925 Graco Inc                                                    100,269
      1,750 Harsco Corp                                                  114,747
      3,992 ITT Industries Inc                                           453,491
      8,910 Illinois Tool Works Inc                                      733,560
     14,328 Ingersoll-Rand Co                                            547,759
      3,400 Joy Global Inc                                               171,564
      1,589 Kennametal Inc                                                77,925
      2,617 Navistar International Corp*                                  84,869
      1,350 Nordson Corp                                                  51,341
      7,247 PACCAR Inc                                                   491,999
      5,259 Pall Corp                                                    144,623
      5,118 Parker-Hannifin Corp ^^                                      329,139
      4,300 Pentair Inc                                                  156,950
      3,089 SPX Corp ^^                                                  141,940
        750 Tecumseh Products Co Class A ^^                               16,140
      3,500 Timken Co                                                    103,705
      1,850 Trinity Industries Inc ^^                                     74,907
                                                                      $7,912,026

MEDICAL PRODUCTS --- 2.23%
      2,786 Advanced Medical Optics Inc ^^*                              105,729
      2,309 Bausch & Lomb Inc                                            186,290
     26,375 Baxter International Inc                                   1,051,571
      2,604 Beckman Coulter Inc                                          140,564
     10,660 Becton Dickinson & Co                                        558,904
     10,607 Biomet Inc                                                   368,169
     25,016 Boston Scientific Corp*                                      584,624
      4,470 CR Bard Inc                                                  295,154
      4,730 Cytyc Corp*                                                  127,001
      3,342 Dentsply International Inc                                   180,535
      2,568 Edwards Lifesciences Corp*                                   114,019
      5,200 Fisher Scientific International Inc*                         322,660
      2,200 Gen-Probe Inc*                                               108,790
     13,978 Guidant Corp                                                 962,944
      2,550 Hillenbrand Industries Inc ^^                                119,977
      6,794 Hospira Inc*                                                 278,350
      1,600 Inamed Corp*                                                 121,088
      1,500 Intuitive Surgical Inc*                                      109,935
     51,423 Medtronic Inc                                              2,757,301
      2,200 Millipore Corp*                                              138,358
      5,471 PerkinElmer Inc                                              111,444
     15,468 St Jude Medical Inc*                                         723,902
      2,849 Steris Corp                                                   67,778
     12,358 Stryker Corp                                                 610,856
      6,793 Thermo Electron Corp*                                        209,904
      1,372 Varian Inc*                                                   47,087
      5,498 Varian Medical Systems Inc*                                  217,226
      4,873 Waters Corp*                                                 202,717
     10,461 Zimmer Holdings Inc*                                         720,658
                                                                     $11,543,535

OFFICE EQUIPMENT & SUPPLIES --- .30%
      4,721 Avery Dennison Corp                                          247,333
      2,356 HNI Corp                                                     141,878
      2,971 Herman Miller Inc                                             90,021
      9,744 Pitney Bowes Inc                                             406,715
     40,680 Xerox Corp ^^*                                               555,282
      3,075 Zebra Technologies Corp Class A*                             120,202
                                                                      $1,561,431

OIL & GAS --- 10.03%
      3,469 Amerada Hess Corp                                            476,988
     10,032 Anadarko Petroleum Corp                                      960,564
     13,948 Apache Corp                                                1,049,169
     13,684 BJ Services Co                                               492,487
     14,455 Baker Hughes Inc ^^                                          862,674
     16,178 Burlington Resources Inc ^^                                1,315,595
     95,590 Chevron Corp (1)                                           6,187,541
     59,074 ConocoPhillips                                             4,129,863
      2,350 Cooper Cameron Corp*                                         173,736
      2,400 Denbury Resources Inc*                                       121,056
     19,250 Devon Energy Corp ^^                                       1,321,320
      6,413 ENSCO International Inc                                      298,782
     10,190 EOG Resources                                                763,231
     27,930 El Paso Corp ^^                                              388,227
    267,523 Exxon Mobil Corp (1)                                      16,998,411
      2,955 FMC Technologies Inc*                                        124,435
      2,361 Forest Oil Corp*                                             123,008
      5,409 Grant Prideco Inc*                                           219,876
     21,590 Halliburton Co                                             1,479,347
      3,450 Hanover Compressor Co*                                        47,817
      2,200 Helmerich & Payne Inc                                        132,858
      4,893 Kerr-McGee Corp                                              475,159
      4,124 Kinder Morgan Inc                                            396,564
     15,504 Marathon Oil Corp                                          1,068,691
      6,968 Murphy Oil Corp                                              347,494
      6,711 Nabors Industries Ltd*                                       482,051
      7,368 National-Oilwell Inc*                                        484,814
      5,400 Newfield Exploration Co*                                     265,140
      5,780 Noble Corp                                                   395,699
      7,400 Noble Energy Inc                                             347,060
     16,968 Occidental Petroleum Corp                                  1,449,576
      1,250 Overseas Shipholding Group Inc                                72,912
      7,322 Patterson-UTI Energy Inc                                     264,178
      6,071 Pioneer Natural Resources Co                                 333,419
      3,300 Plains Exploration & Production Co*                          141,306
      2,536 Pogo Producing Co                                            149,472
      6,645 Pride International Inc*                                     189,449
      4,623 Rowan Cos Inc                                                164,070
     25,019 Schlumberger Ltd                                           2,111,103
      8,968 Smith International Inc ^^                                   298,724
      5,812 Sunoco Inc                                                   454,498
      2,600 Tidewater Inc ^^                                             126,542
     13,939 Transocean Inc*                                              854,600
     13,028 Valero Energy Corp                                         1,472,946
      5,877 Weatherford International Ltd ^^*                            403,515
      2,400 Western Gas Resources Inc                                    122,952
     24,263 Williams Cos Inc                                             607,788
     15,366 XTO Energy Inc                                               696,387
                                                                     $51,843,094

PAPER & FOREST PRODUCTS --- .47%
      2,387 Bowater Inc                                                   67,480
     11,029 Georgia-Pacific Corp                                         375,648
     20,823 International Paper Co                                       620,525
      2,150 Longview Fibre Co                                             41,903
      4,662 Louisiana-Pacific Corp                                       129,091
      7,753 MeadWestvaco Corp                                            214,138
      1,850 PH Glatfelter Co                                              26,067
      2,639 Packaging Corp of America                                     51,223
      1,200 Potlatch Corp                                                 62,544
      4,205 Sonoco Products Co ^^                                        114,839
     10,386 Weyerhaeuser Co                                              714,038
                                                                      $2,417,496

PERSONAL LOANS --- 1.25%
     52,670 American Express Co                                        3,025,365
     12,250 Capital One Financial Corp                                   974,120
     53,363 MBNA Corp                                                  1,314,864
     12,450 Providian Financial Corp ^^*                                 220,116
     17,738 SLM Corp                                                     951,466
                                                                      $6,485,931

PHARMACEUTICALS --- 6.22%
     65,942 Abbott Laboratories                                        2,795,941
      5,548 Allergan Inc                                                 508,308
      4,528 Barr Laboratories Inc*                                       248,678
     82,962 Bristol-Myers Squibb Co ^^                                 1,996,066
     48,155 Eli Lilly & Co                                             2,577,256
     14,404 Forest Laboratories Inc*                                     561,324
      9,138 IVAX Corp*                                                   240,878
    126,242 Johnson & Johnson (1)                                      7,988,594
     10,196 King Pharmaceuticals Inc*                                    156,814
     93,071 Merck & Co Inc                                             2,532,462
      9,269 Mylan Laboratories Inc                                       178,521
      1,403 Par Pharmaceutical Cos Inc ^^*                                37,348
      3,500 Perrigo Co                                                    50,085
    312,668 Pfizer Inc (1)                                             7,807,320
     62,612 Schering-Plough Corp                                       1,317,983
      4,510 Sepracor Inc ^^*                                             266,045
      3,850 Valeant Pharmaceuticals International                         77,308
      4,421 Watson Pharmaceuticals Inc*                                  161,853
     56,881 Wyeth                                                      2,631,884
                                                                     $32,134,668

PHOTOGRAPHY/IMAGING --- .06%
     12,171 Eastman Kodak Co ^^                                          296,120
                                                                        $296,120

POLLUTION CONTROL --- .20%
      9,243 Allied Waste Industries Inc ^^*                               78,103
      5,212 Republic Services Inc                                        183,931
      1,850 Stericycle Inc*                                              105,727
     23,834 Waste Management Inc                                         681,891
                                                                      $1,049,652

PRINTING & PUBLISHING --- .66%
      1,000 Banta Corp ^^                                                 50,890
      4,034 Belo Corp Class A ^^                                          92,217
      2,447 Dow Jones & Co Inc                                            93,451
     10,365 Gannett Co Inc                                               713,423
      2,921 Knight-Ridder Inc ^^                                         171,404
      1,900 Lee Enterprises Inc                                           80,712
     15,886 McGraw-Hill Cos Inc                                          763,163
      1,000 Media General Inc Class A                                     58,010
      1,766 Meredith Corp ^^                                              88,106
      6,172 New York Times Co ^^                                         183,617
      9,061 RR Donnelley & Sons Co                                       335,891
      4,154 Readers Digest Association Inc                                66,339
      1,500 Scholastic Corp*                                              55,440
     11,228 Tribune Co                                                   380,517
        339 Washington Post Co Class B ^^                                272,048
                                                                      $3,405,228

RAILROADS --- .56%
     15,891 Burlington Northern Santa Fe Corp                            950,282
      9,177 CSX Corp                                                     426,547
     17,178 Norfolk Southern Corp                                        696,740
     11,203 Union Pacific Corp                                           803,255
                                                                      $2,876,824

REAL ESTATE --- 1.01%
      3,585 AMB Property Corp REIT                                       160,966
      4,082 Apartment Investment & Management Co REIT                    158,300
      9,000 Archstone-Smith Trust REIT                                   358,830
      4,600 Developers Diversified Realty Corp REIT                      214,820
     17,396 Equity Office Properties Trust REIT                          569,023
     12,134 Equity Residential REIT ^^                                   459,272
      2,250 Highwood Properties Inc REIT                                  66,398
      3,018 Hospitality Properties Trust REIT ^^                         129,351
      3,759 Liberty Property Trust REIT ^^                               159,908
      2,500 Macerich Co REIT                                             162,350
      2,629 Mack-Cali Realty Corp REIT                                   118,147
      4,355 New Plan Excel Realty Trust REIT ^^                           99,947
      7,774 Plum Creek Timber Co Inc REIT                                294,712
     10,450 ProLogis Trust REIT                                          463,040
      3,500 Public Storage Inc REIT                                      234,500
      2,148 Rayonier Inc                                                 123,768
      2,700 Regency Centers Corp REIT                                    155,115
      7,786 Simon Property Group Inc REIT                                577,098
      5,800 United Dominion Realty Trust Inc REIT                        137,460
      5,000 Vornado Realty Trust REIT                                    433,100
      3,400 Weingarten Realty Investors REIT ^^                          128,690
                                                                      $5,204,795

RESTAURANTS --- .81%
      3,320 Applebee's International Inc                                  68,691
      1,500 Bob Evans Farms Inc                                           34,065
      3,748 Brinker International Inc                                    140,775
      1,922 CBRL Group Inc ^^                                             64,695
      3,258 Cheesecake Factory Inc ^^*                                   101,780
      5,691 Darden Restaurants Inc                                       172,836
      2,566 Krispy Kreme Doughnuts Inc ^^*                                16,063
     53,035 McDonald's Corp                                            1,776,142
      2,820 Outback Steakhouse Inc                                       103,212
      2,692 Ruby Tuesday Inc ^^                                           58,578
     16,264 Starbucks Corp*                                              814,826
      4,951 Wendy's International Inc ^^                                 223,538
     12,147 Yum! Brands Inc                                              588,036
                                                                      $4,163,237

RETAIL --- 5.61%
      1,957 99 Cents Only Stores*                                         18,102
      3,668 Abercrombie & Fitch Co                                       182,850
      2,300 Aeropostale Inc ^^*                                           48,875
     15,572 Albertson's Inc ^^                                           399,422
      5,800 American Eagle Outfitters Inc                                136,474
      3,050 AnnTaylor Stores Corp ^^*                                     80,978
      7,626 AutoNation Inc*                                              152,291
      2,416 AutoZone Inc ^^*                                             201,132
      2,885 BJ's Wholesale Club Inc*                                      80,203
      2,287 Barnes & Noble Inc                                            86,220
     12,516 Bed Bath & Beyond Inc*                                       502,893
     17,136 Best Buy Co Inc ^^                                           745,930
      4,822 Big Lots Inc ^^*                                              52,994
      2,925 Borders Group Inc                                             64,847
     34,472 CVS Corp                                                   1,000,033
      4,374 CarMax Inc*                                                  136,775
      7,624 Chicos FAS Inc*                                              280,563
      6,930 Circuit City Stores Inc - CarMax Group ^^                    118,919
      4,150 Claire's Stores Inc                                          100,139
     20,342 Costco Wholesale Corp                                        876,537
      2,673 Dillard's Inc ^^                                              55,812
     13,589 Dollar General Corp ^^                                       249,222
      4,495 Dollar Tree Stores Inc*                                       97,317
      6,942 Family Dollar Stores Inc                                     137,938
     11,293 Federated Department Stores Inc                              755,163
      6,600 Foot Locker Inc                                              144,804
     24,572 Gap Inc                                                      428,290
     90,784 Home Depot Inc                                             3,462,502
     10,645 JC Penney Co Inc                                             504,786
     14,673 Kohl's Corp*                                                 736,291
     30,666 Kroger Co*                                                   631,413
     14,770 Limited Brands Inc                                           301,751
     33,101 Lowe's Cos Inc                                             2,131,704
      5,772 Michaels Stores Inc                                          190,822
      2,150 Neiman Marcus Group Inc ^^                                   214,893
      9,380 Nordstrom Inc                                                321,922
      4,700 O'Reilly Automotive Inc ^^*                                  132,446
     13,376 Office Depot Inc*                                            397,267
      2,950 OfficeMax Inc ^^                                              93,427
      3,100 Pacific Sunwear of California Inc*                            66,464
      2,800 Payless ShoeSource Inc*                                       48,720
      6,016 Petsmart Inc                                                 131,028
      3,609 Pier 1 Imports Inc ^^                                         40,673
      5,668 RadioShack Corp                                              140,566
      1,900 Regis Corp                                                    71,858
      3,100 Rent-A-Center Inc*                                            59,861
      6,174 Ross Stores Inc                                              146,324
      1,450 Ruddick Corp                                                  33,423
      5,790 SUPERVALU Inc                                                180,185
     18,966 Safeway Inc                                                  485,530
      6,018 Saks Inc ^^*                                                 111,333
      4,394 Sears Holding Corp ^^*                                       546,701
      4,864 Sherwin-Williams Co                                          214,356
     31,154 Staples Inc                                                  664,203
     19,670 TJX Cos Inc                                                  402,842
     37,558 Target Corp                                                1,950,387
      6,047 Tiffany & Co                                                 240,489
      4,600 Urban Outfitters Inc*                                        135,240
    105,936 Wal-Mart Stores Inc (1)                                    4,642,116
     43,334 Walgreen Co                                                1,882,862
      2,852 Whole Foods Market Inc                                       383,451
      4,891 Williams-Sonoma Inc ^^*                                      187,570
                                                                     $29,020,129

SHOES --- .17%
      8,109 NIKE Inc Class B                                             662,343
      2,200 Reebok International Ltd                                     124,454
      2,290 Timberland Co Class A ^^*                                     77,356
                                                                        $864,153

SPECIALIZED SERVICES --- 1.19%
      3,748 Adesa Corp                                                    82,831
      2,900 Alliance Data Systems Corp*                                  113,535
      6,174 Apollo Group Inc*                                            409,892
      5,096 BISYS Group Inc*                                              68,439
      2,500 Brink's Co                                                   102,650
      2,000 CSG Systems International Inc*                                43,420
      4,372 Career Education Corp*                                       155,468
      1,690 Catalina Marketing Corp ^^                                    38,431
     44,328 Cendant Corp                                                 914,930
      6,185 Ceridian Corp ^^*                                            128,339
      2,595 Certegy Inc                                                  103,852
      3,823 CheckFree Corp ^^*                                           144,586
      3,827 ChoicePoint Inc*                                             165,212
      5,883 Cintas Corp                                                  241,497
      2,909 Copart Inc*                                                   69,438
      3,832 Corinthian Colleges Inc ^^*                                   50,851
      1,700 Corporate Executive Board Co                                 132,566
      2,972 DST Systems Inc ^^*                                          162,955
      2,390 DeVry Inc*                                                    45,530
      2,171 Deluxe Corp ^^                                                87,187
      2,850 Dun & Bradstreet Corp*                                       187,730
      2,796 Education Management Corp*                                    90,143
      5,558 Equifax Inc                                                  194,197
      2,679 Fastenal Co ^^                                               163,660
     13,768 H&R Block Inc                                                330,157
      2,383 Harte-Hanks Inc                                               62,983
      1,600 ITT Educational Services Inc*                                 78,960
     17,879 Interpublic Group of Cos Inc*                                208,112
        750 Kelly Services Inc Class A                                    22,995
      1,700 Korn/Ferry International*                                     27,863
      2,100 Laureate Education Inc*                                      102,837
      3,670 Manpower Inc                                                 162,911
      5,186 Monster Worldwide Inc*                                       159,262
      7,705 Omnicom Group Inc                                            644,369
      7,154 Robert Half International Inc                                254,611
      1,200 Rollins Inc                                                   23,424
      1,855 Sotheby's Holdings Inc Class A*                               31,016
      2,800 United Rentals Inc ^^*                                        55,188
      2,113 Valassis Communications Inc*                                  82,365
                                                                      $6,144,392

TELEPHONE & TELECOMMUNICATIONS --- 2.86%
     16,198 ALLTEL Corp                                                1,054,652
     33,941 AT&T Corp                                                    672,032
     77,740 BellSouth Corp                                             2,044,562
      5,473 CenturyTel Inc                                               191,446
     10,400 Cincinnati Bell Inc*                                          45,864
     14,548 Citizens Communications Co ^^                                197,125
     64,610 Qwest Communications International Inc*                      264,901
    140,102 SBC Communications Inc                                     3,358,245
    124,424 Sprint Corp                                                2,958,803
      4,315 Telephone & Data Systems Inc ^^                              168,285
    117,335 Verizon Communications                                     3,835,681
                                                                     $14,791,596

TEXTILES --- .23%
     16,128 Coach Inc*                                                   505,774
      4,998 Jones Apparel Group Inc ^^                                   142,443
      4,513 Liz Claiborne Inc                                            177,451
      2,600 Polo Ralph Lauren Corp ^^                                    130,780
      3,832 VF Corp                                                      222,141
                                                                      $1,178,589

TOBACCO --- 1.38%
     88,114 Altria Group Inc ^^                                        6,494,883
      3,632 Reynolds American Inc ^^                                     301,529
      7,017 UST Inc ^^                                                   293,732
      1,100 Universal Corp                                                42,713
                                                                      $7,132,857

TRANSPORTATION --- .09%
      1,900 Alexander & Baldwin Inc ^^                                   101,156
      2,150 GATX Corp                                                     85,032
      5,360 JB Hunt Transport Services Inc                               101,894
      2,184 Swift Transportation Co Inc ^^*                               38,657
      2,182 Werner Enterprises Inc ^^                                     37,727
      2,500 Yellow Roadway Corp ^^*                                      103,550
                                                                        $468,016

UTILITIES --- 1.16%
     27,677 AES Corp*                                                    454,733
      3,271 AGL Resources Inc                                            121,387
     15,750 Aquila Inc*                                                   62,370
      9,250 CMS Energy Corp ^^*                                          152,162
     24,075 Calpine Corp ^^*                                              62,354
      7,564 Constellation Energy Group                                   465,942
     39,283 Duke Energy Corp                                           1,145,885
     12,100 Dynegy Inc Class A ^^*                                        56,991
      6,245 Energy East Corp                                             157,312
      5,132 Equitable Resources Inc                                      200,456
      7,401 KeySpan Corp                                                 272,209
      5,032 MDU Resources Group Inc ^^                                   179,391
      1,850 NICOR Inc ^^                                                  77,756
      3,533 National Fuel Gas Co                                         120,829
     11,539 NiSource Inc                                                 279,821
      4,311 ONEOK Inc                                                    146,660
      1,650 Peoples Energy Corp                                           64,977
     10,195 Public Service Enterprise Group Inc                          656,150
      3,635 Questar Corp                                                 320,316
      4,826 Scana Corp                                                   203,850
     10,849 Sempra Energy                                                510,554
      7,750 Sierra Pacific Resources*                                    115,088
      3,166 Vectren Corp ^^                                               89,756
      2,009 WGL Holdings Inc                                              64,549
                                                                      $5,981,498

WATER --- .03%
      4,066 Aqua America Inc                                             154,589
                                                                        $154,589

TOTAL COMMON STOCK --- 99.78%                                       $515,840,561
(Cost $414,553,197)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    346,000 Freddie Mac                                                  345,939
                  3.225%, October 3, 2005
    300,000 United States of America (1)                                 299,515
                  3.067%, October 20, 2005
    475,000 United States of America (1)                                 473,391
                  3.128%, November 10, 2005
                                                                        $772,906

TOTAL SHORT-TERM INVESTMENTS --- .22%                                 $1,118,845
(Cost $1,118,845)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $516,959,406
(Cost $415,672,042)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Stock Index Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $426,458,604. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $138,496,419 and gross depreciation of securities in which there was an excess of tax cost over value of $47,995,617, resulting in net appreciation of $90,500,802.

As of September 30, 2005, the Maxim Stock Index Portfolio had 6 open S&P 500 and 2 open S&P MidCap 400 long futures contracts. The contracts expire in December 2005 and the Portfolio has recorded unrealized appreciation of $1,940 and appreciation of $1,300, respectively, for a total unrealized appreciation of $3,240.

Maxim Series Fund, Inc.

Maxim T. Rowe Price Equity/Income Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- .18%
  1,490,000 Lucent Technologies Inc                                    1,538,425
            Convertible
            8.000% August 1, 2031
                                                                      $1,538,425

TOTAL BONDS --- .18%                                                  $1,538,425
(Cost $1,143,061)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.08%
    303,200 Honeywell International Inc                               11,370,000
    124,600 Lockheed Martin Corp                                       7,605,584
    176,600 Raytheon Co                                                6,714,332
                                                                     $25,689,916

AUTOMOBILES --- .13%
     35,700 General Motors Corp ^^                                     1,092,777
                                                                      $1,092,777

BANKS --- 3.51%
    144,676 Bank of America Corp                                       6,090,860
    170,800 Fifth Third Bancorp ^^                                     6,273,484
     59,500 Mercantile Bankshares Corp ^^                              3,205,860
     90,400 National City Corp                                         3,022,976
     92,000 SunTrust Banks Inc                                         6,389,400
     56,300 Wells Fargo & Co ^^                                        3,297,491
     27,400 Wilmington Trust Corp                                        998,730
                                                                     $29,278,801

BIOTECHNOLOGY --- .75%
    186,100 MedImmune Inc*                                             6,262,265
                                                                      $6,262,265

BROADCAST/MEDIA --- 1.28%
    299,962 Comcast Corp ^^*                                           8,812,884
     63,200 EchoStar Communications Corp Class A*                      1,868,824
                                                                     $10,681,708

BUILDING MATERIALS --- .66%
     74,200 Vulcan Materials Co ^^                                     5,506,382
                                                                      $5,506,382

CHEMICALS --- 1.98%
    130,252 Chemtura Corp                                              1,617,730
    184,800 EI du Pont de Nemours & Co                                 7,238,616
    171,200 Hercules Inc ^^*                                           2,092,064
    156,100 International Flavors & Fragrances Inc                     5,563,404
                                                                     $16,511,814

COMMUNICATIONS - EQUIPMENT --- 1.38%
    147,500 Cisco Systems Inc*                                         2,644,675
    536,400 Lucent Technologies Inc ^^*                                1,743,300
    321,500 Motorola Inc                                               7,101,935
                                                                     $11,489,910

COMPUTER HARDWARE & SYSTEMS --- 2.38%
    311,006 Hewlett-Packard Co                                         9,081,375
    134,000 International Business Machines Corp                      10,749,480
                                                                     $19,830,855

COMPUTER SOFTWARE & SERVICES --- 1.25%
    404,600 Microsoft Corp                                            10,410,358
                                                                     $10,410,358

CONGLOMERATES --- 2.57%
    591,100 General Electric Co                                       19,902,337
     52,800 Tyco International Ltd                                     1,470,480
                                                                     $21,372,817

COSMETICS & PERSONAL CARE --- .52%
    161,500 Avon Products Inc                                          4,360,500
                                                                      $4,360,500

DISTRIBUTORS --- .79%
    129,450 Genuine Parts Co                                           5,553,405
     33,600 SYSCO Corp                                                 1,054,032
                                                                      $6,607,437

ELECTRIC COMPANIES --- 2.16%
    101,710 FirstEnergy Corp                                           5,301,125
    139,400 Progress Energy Inc ^^                                     6,238,150
     74,700 TECO Energy Inc                                            1,346,094
    260,500 Xcel Energy Inc ^^                                         5,108,405
                                                                     $17,993,774

ELECTRONIC INSTRUMENT & EQUIP --- 2.02%
     76,100 Agilent Technologies Inc*                                  2,492,275
     93,511 Cooper Industries Inc                                      6,465,351
     41,500 Emerson Electric Co                                        2,979,700
     20,300 Rockwell Automation Inc                                    1,073,870
    114,700 Sony Corp sponsored ADR                                    3,806,893
                                                                     $16,818,089

ELECTRONICS - SEMICONDUCTOR --- 1.90%
    151,900 Analog Devices Inc                                         5,641,566
    174,000 Intel Corp                                                 4,289,100
    174,400 Texas Instruments Inc                                      5,912,160
                                                                     $15,842,826

FINANCIAL SERVICES --- 5.45%
     95,033 Citigroup Inc                                              4,325,902
     85,800 Fannie Mae (nonvtg)                                        3,845,556
    495,905 JPMorgan Chase & Co                                       16,826,057
    124,000 Janus Capital Group Inc ^^                                 1,791,800
    260,400 Mellon Financial Corp                                      8,324,988
     55,100 Northern Trust Corp                                        2,785,305
    153,700 State Street Corp ^^                                       7,519,004
                                                                     $45,418,612

FOOD & BEVERAGES --- 5.08%
    243,600 Anheuser-Busch Co Inc                                     10,484,544
    215,100 Campbell Soup Co                                           6,399,225
    249,300 Coca-Cola Co                                              10,767,267
    108,600 ConAgra Foods Inc                                          2,687,850
    144,400 General Mills Inc ^^                                       6,960,080
     82,100 McCormick & Co Inc (nonvtg)                                2,678,923
     20,900 Sara Lee Corp                                                396,055
     26,800 Unilever NV                                                1,905,198
                                                                     $42,279,142

FOREIGN BANKS --- .42%
    221,100 Bank of Ireland                                            3,483,710
                                                                      $3,483,710

GOLD, METALS & MINING --- .83%
    216,900 Alcoa Inc                                                  5,296,698
     34,000 Inco Ltd ^^                                                1,609,900
                                                                      $6,906,598

HOUSEHOLD GOODS --- 3.53%
    195,400 Colgate-Palmolive Co                                      10,315,166
     69,500 Fortune Brands Inc                                         5,652,435
     95,200 Kimberly-Clark Corp                                        5,667,256
    342,700 Newell Rubbermaid Inc ^^                                   7,762,155
                                                                     $29,397,012

INSURANCE RELATED --- 6.09%
     99,700 American International Group Inc                           6,177,412
     63,000 Chubb Corp                                                 5,641,650
    127,527 Lincoln National Corp ^^                                   6,633,955
    476,400 Marsh & McLennan Cos Inc                                  14,477,796
     73,000 SAFECO Corp ^^                                             3,896,740
    170,995 St Paul Travelers Co Inc                                   7,672,546
    305,300 UnumProvident Corp ^^                                      6,258,650
                                                                     $50,758,749

INVESTMENT BANK/BROKERAGE FIRM --- 2.38%
    600,100 Charles Schwab Corp                                        8,659,443
    206,900 Morgan Stanley                                            11,160,186
                                                                     $19,819,629

LEISURE & ENTERTAINMENT --- 4.44%
    434,200 Mattel Inc                                                 7,242,456
    613,200 Time Warner Inc                                           11,105,052
    342,800 Viacom Inc Class B                                        11,315,828
    303,900 Walt Disney Co                                             7,333,107
                                                                     $36,996,443

MACHINERY --- 1.85%
    115,800 Deere & Co                                                 7,086,960
     46,700 Eaton Corp                                                 2,967,785
    194,700 Pall Corp                                                  5,354,250
                                                                     $15,408,995

MEDICAL PRODUCTS --- 1.03%
    133,700 Baxter International Inc                                   5,330,619
    139,800 Boston Scientific Corp*                                    3,267,126
                                                                      $8,597,745

OFFICE EQUIPMENT & SUPPLIES --- .78%
    123,800 Avery Dennison Corp                                        6,485,882
                                                                      $6,485,882

OIL & GAS --- 9.21%
     78,300 Amerada Hess Corp                                         10,766,250
     75,600 Anadarko Petroleum Corp                                    7,238,700
    114,222 BP Amoco PLC sponsored ADR                                 8,092,629
    260,944 Chevron Corp                                              16,890,905
    265,096 Exxon Mobil Corp                                          16,844,200
    189,800 Royal Dutch Shell PLC ADR                                 12,458,472
     52,500 Schlumberger Ltd                                           4,429,950
                                                                     $76,721,106

PAPER & FOREST PRODUCTS --- 1.79%
    369,683 International Paper Co                                    11,016,553
    141,600 MeadWestvaco Corp                                          3,910,992
                                                                     $14,927,545

PERSONAL LOANS --- .59%
     85,600 American Express Co                                        4,916,864
                                                                      $4,916,864

PHARMACEUTICALS --- 6.57%
    127,200 Abbott Laboratories                                        5,393,280
    413,200 Bristol-Myers Squibb Co ^^                                 9,941,592
    155,800 Johnson & Johnson                                          9,859,024
    369,000 Merck & Co Inc                                            10,040,490
    157,200 Pfizer Inc                                                 3,925,284
    274,100 Schering-Plough Corp                                       5,769,805
    210,900 Wyeth                                                      9,758,343
                                                                     $54,687,818

PHOTOGRAPHY/IMAGING --- .63%
    217,400 Eastman Kodak Co ^^                                        5,289,342
                                                                      $5,289,342

POLLUTION CONTROL --- .76%
    220,530 Waste Management Inc                                       6,309,363
                                                                      $6,309,363

PRINTING & PUBLISHING --- 3.38%
    200,100 Dow Jones & Co Inc ^^                                      7,641,819
     64,600 Knight-Ridder Inc ^^                                       3,790,728
    331,200 New York Times Co ^^                                       9,853,200
    203,700 Tribune Co                                                 6,903,393
                                                                     $28,189,140

RAILROADS --- 2.08%
    145,400 Norfolk Southern Corp                                      5,897,424
    159,550 Union Pacific Corp                                        11,439,735
                                                                     $17,337,159

REAL ESTATE --- .46%
     51,196 Simon Property Group Inc REIT                              3,794,648
                                                                      $3,794,648

RESTAURANTS --- .58%
    144,000 McDonald's Corp                                            4,822,560
                                                                      $4,822,560

RETAIL --- 2.09%
    114,700 Home Depot Inc                                             4,374,658
    144,800 RadioShack Corp ^^                                         3,591,040
    216,000 Wal-Mart Stores Inc                                        9,465,120
                                                                     $17,430,818

SPECIALIZED SERVICES --- .44%
    175,900 Cendant Corp                                               3,630,576
                                                                      $3,630,576

TELEPHONE & TELECOMMUNICATIONS --- 6.25%
    134,900 ALLTEL Corp                                                8,783,339
    286,350 AT&T Corp                                                  5,669,730
    336,700 Nokia OYJ sponsored ADR                                    5,693,597
  1,387,600 Qwest Communications International Inc*                    5,689,160
    282,013 SBC Communications Inc                                     6,759,852
    373,900 Sprint Corp                                                8,891,342
     82,900 Telus Corp                                                 3,412,962
    218,186 Verizon Communications                                     7,132,500
                                                                     $52,032,482

TOBACCO --- .51%
    100,600 UST Inc ^^                                                 4,211,116
                                                                      $4,211,116

UTILITIES --- 2.15%
    305,800 Duke Energy Corp ^^                                        8,920,186
    369,000 NiSource Inc ^^                                            8,948,248
                                                                     $17,868,434

TOTAL COMMON STOCK --- 95.73%                                       $797,471,717
(Cost $692,093,107)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------


INSURANCE RELATED --- .27%
     69,000 UnumProvident Corp                                         2,225,250
                                                                      $2,225,250

TOTAL PREFERRED STOCK --- .27%                                        $2,225,250
(Cost $1,725,000)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------


31,791,000 Freddie Mac                                               31,785,383
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.82%                               $31,785,383
(Cost $31,785,383)


TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%          $833,020,775
(Cost $726,746,551)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim T. Rowe Price Equity/Income Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $729,171,537. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $134,589,744 and gross depreciation of securities in which there was an excess of tax cost over value of $30,740,506, resulting in net appreciation of $103,849,238.

Maxim Series Fund, Inc.

Maxim T. Rowe Price MidCap Growth Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.90%
     46,000 Alliant Techsystems Inc*                                   3,433,900
      3,700 Embraer-Empresa Brasileira de Aeronautica
                  SA sponsored ADR                                       142,820
     56,000 Goodrich Corp                                              2,483,040
      1,300 Mercury Computer Systems Inc*                                 34,125
      2,400 Precision Castparts Corp                                     127,440
     92,900 Rockwell Collins                                           4,488,928
                                                                     $10,710,253

AGRICULTURE --- .02%
      1,500 Delta & Pine Land Co                                          39,615
        900 Monsanto Co                                                   56,475
                                                                         $96,090

AIR FREIGHT --- .26%
      1,900 CH Robinson Worldwide Inc                                    121,828
     14,600 Expeditors International of Washington Inc                   828,988
                                                                        $950,816

AIRLINES --- 1.45%
    102,000 JetBlue Airways Corp*                                      1,795,200
      3,000 SkyWest Inc                                                   80,460
    234,300 Southwest Airlines Co                                      3,479,355
                                                                      $5,355,015

AUTO PARTS & EQUIPMENT --- 1.35%
    155,800 Gentex Corp                                                2,710,920
     77,000 TRW Automotive Holdings Corp*                              2,259,180
                                                                      $4,970,100

AUTOMOBILES --- .03%
      1,800 Thor Industries Inc                                           61,200
      1,600 Winnebago Industries Inc                                      46,352
                                                                        $107,552

BANKS --- .32%
      1,700 Boston Private Financial Holdings Inc                         45,118
        800 City National Corp                                            56,072
      1,400 East West Bancorp Inc                                         47,656
        700 First Horizon National Corp                                   25,445
      1,950 North Fork Bancorp Inc                                        49,725
     15,100 SVB Financial Group*                                         734,464
      5,800 Synovus Financial Corp                                       160,776
      3,400 UCBH Holdings Inc                                             62,288
                                                                      $1,181,544

BIOTECHNOLOGY --- 4.27%
     58,700 Cephalon Inc*                                              2,724,854
      1,100 Charles River Laboratories International Inc*                 47,982
        700 Genzyme Corp*                                                 50,148
     75,000 Gilead Sciences Inc*                                       3,657,000
     58,900 Human Genome Sciences Inc*                                   800,451
        900 Invitrogen Corp*                                              67,707
      1,100 Martek Biosciences Corp*                                      38,643
    160,800 MedImmune Inc*                                             5,410,920
      5,200 Millennium Pharmaceuticals Inc*                               48,516
      2,600 Nektar Therapeutics*                                          44,070
     45,100 Protein Design Labs Inc*                                   1,262,800
      5,200 Qiagen NV*                                                    67,808
      1,400 Techne Corp*                                                  79,772
     61,900 Vertex Pharmaceuticals Inc*                                1,383,465
      5,900 deCODE Genetics Inc*                                          49,501
                                                                     $15,733,637

BROADCAST/MEDIA --- 3.33%
    197,400 Citadel Broadcasting Co*                                   2,710,302
     49,100 Cox Radio Inc*                                               746,320
      3,700 Cumulus Media Inc Class A*                                    46,213
     33,000 Discovery Holding Co*                                        476,520
        900 EW Scripps Co                                                 44,973
      1,600 Entercom Communications Corp*                                 50,544
      3,400 Radio One Inc*                                                44,710
      5,400 Regent Communications Inc*                                    28,404
      4,500 Research in Motion Ltd*                                      307,800
    107,325 Rogers Communications Inc Class B                          4,233,971
      2,200 Salem Communications Corp Class A*                           40,568
      3,300 Spanish Broadcasting System Inc*                              23,694
     84,200 Univision Communications Inc Class A*                      2,233,826
      1,900 Westwood One Inc                                              37,791
     34,000 XM Satellite Radio Holdings Inc*                           1,220,940
                                                                     $12,246,576

BUILDING MATERIALS --- .73%
     57,000 American Standard Cos Inc                                  2,653,350
        700 Trex Co Inc*                                                  16,800
                                                                      $2,670,150

CHEMICALS --- .53%
     48,100 Amylin Pharmaceuticals Inc*                                1,673,399
      1,300 Ecolab Inc                                                    41,509
      1,200 Engelhard Corp                                                33,492
      1,300 Praxair Inc                                                   62,309
        700 Sigma-Aldrich Corp                                            44,842
      1,800 Symyx Technologies Inc*                                       47,016
      2,400 Valspar Corp                                                  53,664
                                                                      $1,956,231

COMMUNICATIONS - EQUIPMENT --- 2.05%
     71,200 ADTRAN Inc                                                 2,242,800
     51,000 Comverse Technology Inc*                                   1,339,770
      3,200 Corning Inc*                                                  61,856
     93,000 Harris Corp                                                3,887,400
      1,100 Plantronics Inc                                               33,891
                                                                      $7,565,717

COMPUTER HARDWARE & SYSTEMS --- .26%
      2,400 Cognos Inc*                                                   93,432
     21,000 Diebold Inc                                                  723,660
      1,300 Lexmark International Group Inc Class A*                      79,365
      1,500 QLogic Corp*                                                  51,300
                                                                        $947,757

COMPUTER SOFTWARE & SERVICES --- 7.84%
     80,700 Activision Inc*                                            1,650,315
     60,900 Adobe Systems Inc                                          1,817,865
      1,000 Affiliated Computer Services Inc Class A*                     54,600
     36,000 CACI International Inc Class A*                            2,181,600
    135,000 CNET Networks Inc*                                         1,831,950
    171,200 Cadence Design Systems Inc*                                2,766,592
      2,800 Check Point Software Technologies Ltd*                        68,096
      3,000 Citrix Systems Inc*                                           75,420
     41,600 Cogent Inc*                                                  988,000
      2,800 Cognizant Technology Solutions Corp*                         130,452
        900 Digital River Inc*                                            31,365
      1,000 Electronic Arts Inc*                                          56,890
        800 F5 Networks Inc*                                              34,776
      1,800 FactSet Research Systems Inc                                  63,432
      1,600 Fair Isaac Co                                                 71,680
      1,700 FileNET Corp*                                                 47,430
      1,900 Fiserv Inc*                                                   87,153
      1,400 Hyperion Solutions Corp*                                      68,110
      2,200 Internet Security Systems Inc*                                52,822
      2,100 Intuit Inc*                                                   94,101
     67,900 Jack Henry & Associates Inc                                1,317,260
     65,800 Juniper Networks Inc*                                      1,565,382
     16,000 Macromedia Inc*                                              650,720
        200 MatrixOne Inc*                                                 1,052
     71,100 McAfee Inc*                                                2,233,962
     43,500 Mercury Interactive Corp*                                  1,722,600
     66,700 NAVTEQ*                                                    3,331,665
      4,700 Paychex Inc                                                  174,276
    110,300 Red Hat Inc*                                               2,337,257
      1,300 SINA Corp*                                                    35,750
      2,400 Salesforce.Com*                                               55,488
      3,100 Synopsys Inc*                                                 58,590
      2,250 THQ Inc*                                                      47,970
    145,500 VeriSign Inc*                                              3,109,335
      1,100 Websense Inc*                                                 56,331
                                                                     $28,870,287

CONGLOMERATES --- .79%
     41,000 Teleflex Inc                                               2,890,500
                                                                      $2,890,500

CONTAINERS --- .01%
        700 Sealed Air Corp*                                              33,222
                                                                         $33,222

COSMETICS & PERSONAL CARE --- .01%
      1,500 Avon Products Inc                                             40,500
                                                                         $40,500

ELECTRONIC INSTRUMENT & EQUIP --- 5.99%
     28,900 Ametek Inc                                                 1,241,833
     41,500 CDW Corp                                                   2,445,180
    207,000 Flextronics International Ltd*                             2,659,950
     70,400 Flir Systems Inc*                                          2,082,432
     38,000 Garmin Ltd                                                 2,577,540
     27,400 Harman International Industries Inc                        2,802,198
      3,000 II-IV Inc*                                                    53,220
     95,900 Jabil Circuit Inc*                                         2,965,228
      1,100 Littelfuse Inc*                                               30,943
      1,600 National Instruments Corp                                     39,424
    129,600 Roper Industries Inc                                       5,091,984
      5,353 Symbol Technologies Inc                                       51,817
                                                                     $22,041,749

ELECTRONICS - SEMICONDUCTOR --- 4.33%
     70,000 AMIS Holdings Inc*                                           830,200
     10,800 Altera Corp*                                                 206,388
      5,300 Analog Devices Inc                                           196,842
      2,600 Broadcom Corp Class A*                                       121,966
      1,200 Cymer Inc*                                                    37,584
    126,900 Intersil Holding Corp                                      2,763,882
        800 KLA-Tencor Corp                                               39,008
      1,600 Lam Research Corp*                                            48,752
      5,900 Linear Technology Corp                                       221,781
     16,500 Marvell Technology Group Ltd*                                760,815
      5,700 Maxim Integrated Products Inc                                243,105
    100,600 Microchip Technology Inc                                   3,030,072
      9,200 National Semiconductor Corp                                  241,960
     90,000 Novellus Systems Inc                                       2,257,200
     95,000 PMC-Sierra Inc*                                              836,950
     58,600 Semtech Corp*                                                965,142
      3,400 Silicon Laboratories Inc*                                    103,326
    109,200 Xilinx Inc                                                 3,041,220
                                                                     $15,946,193

FINANCIAL SERVICES --- 4.56%
     83,000 CapitalSource Inc*                                         1,809,400
    101,400 Eaton Vance Corp                                           2,516,748
     38,100 Federated Investors Inc Class B                            1,266,063
      1,400 First Marblehead Corp                                         35,560
      1,700 Franklin Resources Inc                                       142,732
     15,400 Investors Financial Services Corp                            506,660
     30,400 Legg Mason Inc                                             3,334,576
      3,800 Mellon Financial Corp                                        121,486
    110,600 MoneyGram International Inc                                2,401,126
      4,200 Moody's Corp                                                 214,536
      4,300 Northern Trust Corp                                          217,365
     47,000 Principal Financial Group                                  2,226,390
      1,100 SEI Investments Co                                            41,338
      4,200 State Street Corp                                            205,464
     90,800 Waddell & Reed Financial Class A                           1,757,888
                                                                     $16,797,332

FOOD & BEVERAGES --- .50%
     92,000 Cott Corp*                                                 1,628,400
        600 Hershey Foods Corp                                            33,786
      1,900 McCormick & Co Inc (nonvtg)                                   61,997
      1,942 Tootsie Roll Industries Inc                                   61,659
        600 Wm Wrigley Jr Co                                              43,128
                                                                      $1,828,970

GOLD, METALS & MINING --- .59%
     46,000 Newmont Mining Corp                                        2,169,820
                                                                      $2,169,820

HEALTH CARE RELATED --- 6.81%
     78,000 Alkermes Inc*                                              1,310,400
      1,600 Caremark Rx Inc*                                              79,888
     53,000 Community Health Systems Inc*                              2,056,930
     27,300 Coventry Health Care Inc*                                  2,348,346
     25,950 DaVita Inc*                                                1,195,517
    145,000 Elan Corp PLC sponsored ADR*                               1,284,700
      2,200 Express Scripts Inc Class A*                                 136,840
     77,600 Health Management Associates Inc Class A                   1,821,272
      1,800 Henry Schein Inc*                                             76,716
     35,000 Kinetic Concepts Inc*                                      1,988,000
     67,100 Laboratory Corp of America Holdings*                       3,268,441
      1,500 Lincare Holdings Inc*                                         61,575
     95,700 Manor Care Inc                                             3,675,837
      2,200 Medco Health Solutions Inc*                                  120,626
     58,500 Omnicare Inc                                               3,289,455
      1,200 Patterson Cos Inc*                                            48,036
      3,500 Quest Diagnostics Inc                                        176,890
     44,000 Triad Hospitals Inc*                                       1,991,880
      1,900 WellChoice Inc*                                              144,210
                                                                     $25,075,559

HOMEBUILDING --- .06%
        700 Centex Corp                                                   45,206
        600 KB Home                                                       43,920
        700 Lennar Corp                                                   41,832
        800 Pulte Corp                                                    34,336
      1,000 Toll Brothers Inc*                                            44,670
                                                                        $209,964

HOTELS/MOTELS --- 1.57%
      2,500 Choice Hotels International Inc                              161,600
    105,700 Fairmont Hotels & Resorts Inc                              3,532,494
      2,700 Hilton Hotels Corp                                            60,264
      2,900 Marriott International Inc Class A                           182,700
     41,000 Wynn Resorts Ltd*                                          1,851,150
                                                                      $5,788,208

INSURANCE RELATED --- 2.27%
        700 Ambac Financial Group Inc                                     50,442
        900 Arch Capital Group Ltd*                                       44,631
      1,600 Arthur J Gallagher & Co                                       46,096
     97,000 Assurant Inc                                               3,691,820
     77,200 Axis Capital Holdings Ltd                                  2,200,972
      1,100 Brown & Brown Inc                                             54,659
      1,100 MBIA Inc                                                      66,682
        100 Markel Corp*                                                  33,050
      1,600 Marsh & McLennan Cos Inc                                      48,624
      1,100 RenaissanceRe Holdings Ltd                                    48,103
     55,600 Willis Group Holdings Ltd                                  2,087,780
                                                                      $8,372,859

INVESTMENT BANK/BROKERAGE FIRM --- 2.98%
    202,000 Ameritrade Holding Corp*                                   4,338,960
        900 BlackRock Inc                                                 79,758
      9,300 Charles Schwab Corp                                          134,199
    142,000 E*TRADE Financial Corp*                                   2,499,200
      3,000 Lazard Ltd                                                    75,900
     49,200 Nuveen Investments                                         1,937,988
     67,100 Refco Inc*                                                 1,896,917
                                                                     $10,962,922

LEISURE & ENTERTAINMENT --- 1.39%
      3,800 Boyd Gaming Corp                                             163,856
     78,100 Brunswick Corp                                             2,946,713
     44,100 DreamWorks Animation SKG Inc*                              1,219,806
        700 Harley-Davidson Inc                                           33,908
      2,100 Harrah's Entertainment Inc                                   136,899
      4,300 International Game Technology                                116,100
      2,800 Mattel Inc                                                    46,704
      3,300 Royal Caribbean Cruises Ltd                                  142,560
      1,950 Shuffle Master Inc*                                           51,539
      3,000 Station Casinos Inc                                          199,080
      1,500 WMS Industries Inc*                                           42,195
                                                                      $5,099,360

MACHINERY --- 2.67%
     42,000 Danaher Corp                                               2,260,860
        800 IDEX Corp                                                     34,040
     23,300 ITT Industries Inc                                         2,646,880
     70,000 Oshkosh Truck Corp                                         3,021,200
      2,100 Pall Corp                                                     57,750
     50,000 Pentair Inc                                                1,825,000
                                                                      $9,845,730

MANUFACTURING --- .26%
     56,400 Dolby Laboratories Inc*                                      902,400
        800 Mettler-Toledo International Inc*                             40,784
                                                                        $943,184

MEDICAL PRODUCTS --- 2.26%
      1,200 ArthroCare Corp*                                              48,264
        800 Bausch & Lomb Inc                                             64,544
      1,200 Becton Dickinson & Co                                         62,916
      3,500 Biomet Inc                                                   121,485
      1,900 CR Bard Inc                                                  125,457
        900 Cooper Cos Inc                                                68,949
      1,300 Dentsply International Inc                                    70,226
     47,200 Edwards Lifesciences Corp*                                 2,095,680
     29,000 Gen-Probe Inc*                                             1,434,050
     12,700 Inamed Corp*                                                 961,136
      1,000 Integra LifeSciences Holdings*                                38,260
      1,600 Kyphon Inc*                                                   70,304
      1,300 Millipore Corp*                                               81,757
      1,000 ResMed Inc*                                                   79,650
      1,800 Respironics Inc*                                              75,924
      1,200 Smith & Nephew PLC sponsored ADR                              50,952
      1,700 St Jude Medical Inc*                                          79,560
      1,200 Sybron Dental Specialties Inc*                                49,896
     24,100 Varian Medical Systems Inc*                                  952,191
     40,900 Waters Corp*                                               1,701,440
      2,100 Wright Medical Group Inc*                                     51,828
        400 Zimmer Holdings Inc*                                          27,556
                                                                      $8,312,025

OFFICE EQUIPMENT & SUPPLIES --- .05%
        800 Avery Dennison Corp                                           41,912
      1,100 HNI Corp                                                      66,242
      1,950 Zebra Technologies Corp Class A*                              76,226
                                                                        $184,380

OIL & GAS --- 8.20%
    156,600 BJ Services Co                                             5,636,032
      2,200 Baker Hughes Inc                                             131,296
      2,800 Cooper Cameron Corp*                                         207,004
     68,000 EOG Resources                                              5,093,200
     69,000 FMC Technologies Inc*                                      2,905,590
      6,000 Grant Prideco Inc*                                           243,900
     82,500 Murphy Oil Corp                                            4,114,275
    115,600 Smith International Inc                                    3,850,636
      3,000 Weatherford International Ltd*                               205,980
     56,000 Western Gas Resources Inc                                  2,868,880
      8,800 Williams Cos Inc                                             220,440
    104,266 XTO Energy Inc                                             4,725,335
                                                                     $30,202,568

PHARMACEUTICALS --- 3.30%
     59,100 Abgenix Inc*                                                 749,388
        600 Allergan Inc                                                  54,972
     46,000 Andrx Group*                                                 709,780
      2,600 AtheroGenics Inc*                                             41,678
     58,000 Barr Laboratories Inc*                                     3,185,360
     31,300 Celgene Corp*                                              1,700,216
     31,200 Neurocrine Biosciences Inc*                                1,534,728
     23,300 OSI Pharmaceuticals Inc*                                     681,292
     31,900 Sepracor Inc*                                              1,881,781
     30,000 Taro Pharmaceutical Industries Ltd*                          771,900
     41,000 Valeant Pharmaceuticals International                        823,280
                                                                     $12,134,375

POLLUTION CONTROL --- .02%
      1,200 Stericycle Inc*                                               68,580
                                                                         $68,580

PRINTING & PUBLISHING --- .14%
      1,200 McGraw-Hill Cos Inc                                           57,648
      1,100 Meredith Corp                                                 54,879
        900 New York Times Co                                             26,775
      8,400 Scholastic Corp*                                             310,464
        100 Washington Post Co Class B                                    80,250
                                                                        $530,016

RESTAURANTS --- .87%
     64,450 Cheesecake Factory Inc*                                    2,013,418
      1,200 Outback Steakhouse Inc                                        43,920
     25,000 PF Changs China Bistro Inc*                                1,120,750
      1,700 Ruby Tuesday Inc                                              36,992
                                                                      $3,215,080

RETAIL --- 6.10%
     54,300 Amazon.com Inc*                                            2,459,790
      3,100 Bed Bath & Beyond Inc*                                       124,558
     64,000 Best Buy Co Inc                                            2,785,920
     49,000 CarMax Inc*                                                1,532,230
     97,800 Dollar General Corp                                        1,793,652
     81,000 Family Dollar Stores Inc                                   1,609,470
      2,100 Freds Inc                                                     26,271
     11,000 MSC Industrial Direct Co Inc Class A                         364,870
      1,450 Men's Wearhouse Inc*                                          38,715
      1,500 Michaels Stores Inc                                           49,590
     81,400 O'Reilly Automotive Inc*                                   2,293,852
    100,600 Petsmart Inc                                               2,191,068
     78,000 Ross Stores Inc                                            1,848,600
     40,000 Shoppers Drug Mart Corp                                    1,414,194
      4,200 Staples Inc                                                   89,544
      6,400 TJX Cos Inc                                                  131,072
      3,300 Tiffany & Co                                                 131,241
     12,000 Whole Foods Market Inc                                     1,613,400
     51,100 Williams-Sonoma Inc*                                       1,959,685
                                                                     $22,457,722

SPECIALIZED SERVICES --- 10.27%
      1,500 ARAMARK Corp                                                  40,065
     46,292 Apollo Group Inc*                                          3,073,326
      1,600 Career Education Corp*                                        56,896
     57,200 Catalina Marketing Corp                                    1,300,728
     90,700 Certegy Inc                                                3,629,814
     53,000 CheckFree Corp*                                            2,004,460
     86,000 ChoicePoint Inc*                                           3,712,620
      2,800 Cintas Corp                                                  114,940
      1,100 Corporate Executive Board Co                                  85,778
     68,600 DST Systems Inc*                                           3,761,338
      1,600 DeVry Inc*                                                    30,480
        900 Dun & Bradstreet Corp*                                        59,283
     60,000 Education Management Corp*                                 1,934,400
      1,600 Equifax Inc                                                   55,904
     13,300 Getty Images Inc*                                          1,144,332
     31,000 Global Payments Inc                                        2,409,320
      1,400 H&R Block Inc                                                 33,572
      1,300 Harte-Hanks Inc                                               34,359
      1,100 ITT Educational Services Inc*                                 54,285
     93,500 Iron Mountain Inc*                                         3,431,450
      2,500 LECG Corp*                                                    57,500
     35,000 Lamar Advertising Co*                                      1,587,600
      9,000 Laureate Education Inc*                                      440,730
     71,600 Manpower Inc                                               3,178,324
     75,900 Monster Worldwide Inc*                                     2,330,889
      1,700 Omnicom Group Inc                                            142,171
     58,000 Robert Half International Inc                              2,064,220
        600 UTI Worldwide Inc                                             46,620
      1,500 Universal Technical Institute Inc*                            53,415
     31,000 Viad Corp                                                    847,850
      1,600 WPP Group PLC                                                 81,792
                                                                     $37,798,461

TELEPHONE & TELECOMMUNICATIONS --- 3.37%
     97,800 American Tower Corp*                                       2,440,110
    154,800 Crown Castle International Corp*                           3,812,724
      1,100 NeuStar Inc*                                                  35,189
    137,600 Nextel Partners Inc*                                       3,453,760
      64,000 Telus Corp                                                2,674,966
                                                                     $12,416,749

TEXTILES --- .03%
      3,000 Coach Inc*                                                    94,080
                                                                         $94,080

TRANSPORTATION --- .02%
      1,900 Landstar System Inc                                           76,057
                                                                         $76,057

WATER --- .60%
    130,000 Nalco Holding Co*                                          2,193,100
                                                                      $2,193,100

TOTAL COMMON STOCK --- 95.36%                                       $351,090,990
(Cost $256,394,529)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

17,089,000 Freddie Mac                                               17,085,981
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.64%                               $17,085,981
(Cost $17,085,981)

TOTAL MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100%         $368,176,971
(Cost $273,480,510)

Legend
* Non-income Producing Security
ADR - American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim T. Rowe Price MidCap Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $278,347,614. The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $100,209,582 and gross depreciation of securities in which there was an excess of tax cost over value of $10,380,225, resulting in net appreciation of $89,829,357.

Maxim Series Fund, Inc.

Maxim Trusco Small-Cap Growth Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.91%
     14,800 Argon ST Inc*                                                434,232
     22,400 Ceradyne Inc*                                                821,632
     15,183 EDO Corp                                                     455,945
      3,932 Mercury Computer Systems Inc*                                103,215
                                                                      $1,815,024

AGRICULTURE --- .30%
     13,700 Corn Products International Inc                              276,329
                                                                        $276,329

AIRLINES --- .52%
     39,000 AirTran Holdings Inc ^^*                                     493,740
                                                                        $493,740

AUTO PARTS & EQUIPMENT --- .34%
     13,206 Noble International Ltd ^^                                   319,057
                                                                        $319,057

BANKS --- 1.78%
      3,690 Corus Bankshares Inc ^^                                      202,323
      7,500 First BanCorp                                                126,900
     14,400 R&G Financial Corp ^^                                        198,000
      6,500 Santander BanCorp ^^                                         160,095
      3,700 South Financial Group Inc ^^                                  99,308
      4,720 United Community Banks Inc                                   134,520
     46,070 W Holding Co Inc ^^                                          440,429
      5,500 Westcorp Inc                                                 323,950
                                                                      $1,685,525

BIOTECHNOLOGY --- 2.52%
     56,300 Arena Pharmaceuticals ^^*                                    557,370
     33,050 Illumina Inc ^^*                                             423,371
      9,199 Meridian Bioscience Inc ^^                                   190,419
     35,300 Protein Design Labs Inc*                                     988,400
     47,500 Third Wave Technologies*                                     235,125
                                                                      $2,394,685

BROADCAST/MEDIA --- .68%
     38,500 General Cable Corp ^^*                                       646,800
                                                                        $646,800

BUILDING MATERIALS --- 3.26%
     29,200 Builders FirstSource Inc ^^*                                 652,036
     11,880 Craftmade International Inc                                  213,484
     14,400 ElkCorp                                                      515,088
     16,100 Genlyte Group Inc*                                           774,088
     10,046 Simpson Manufacturing Co Inc ^^                              393,200
     10,200 Texas Industries Inc                                         554,880
                                                                      $3,102,776

CHEMICALS --- .77%
     12,200 Agrium Inc*                                                  268,034
     12,400 Headwaters Inc*                                              463,760
                                                                        $731,794

COMMUNICATIONS - EQUIPMENT --- 2.78%
     17,500 ADTRAN Inc                                                   551,250
     24,125 Belden CDT Inc                                               468,749
      9,900 Black Box Corp ^^                                            415,404
     20,001 Digi International Inc*                                      214,611
     17,100 Ituran Location & Control Ltd*                             224,865
     19,100 Network Equipment Technologies Inc*                           88,051
     38,400 Radyne Corp*                                                 407,424
     32,520 Tollgrade Communications Inc*                                275,119
                                                                      $2,645,473

COMPUTER HARDWARE & SYSTEMS --- 2.08%
      5,014 Hutchinson Technology Inc*                                   130,966
     23,300 M-Systems Flash Disk Pioneers Ltd ^^*                        697,136
     30,900 Maxtor Corp*                                                 135,960
     75,700 Micromuse Inc ^^*                                            596,516
     37,100 Secure Computing Corp ^^*                                    421,085
                                                                      $1,981,663

COMPUTER SOFTWARE & SERVICES --- 14.45%
     43,500 AMICAS Inc*                                                  234,900
     11,900 ANSYS Inc*                                                   458,031
      2,652 Advent Software*                                              71,445
     10,200 Aladdin Knowledge Systems*                                   215,118
     11,760 Ansoft Corp*                                                 342,216
      9,900 Anteon International Corp*                                   423,324
     35,800 Bottomline Technologies Inc*                                 540,222
      5,800 CACI International Inc Class A*                              351,480
     18,000 CIBER Inc*                                                   133,740
     43,100 Captiva Software Corp*                                       774,076
     30,900 Click Commerce Inc ^^*                                       566,397
     46,500 Entrust Technologies Inc*                                    260,400
     32,400 Epicor Software Corp*                                        421,200
     12,200 Hyperion Solutions Corp*                                     593,530
     26,800 Infocrossing Inc ^^*                                         246,292
     21,051 Ixia*                                                        309,660
     36,435 Jupitermedia Corp ^^*                                        645,264
     38,000 LivePerson Inc*                                              143,644
     28,900 Magma Design Automation Inc ^^*                              234,668
         39 MicroStrategy Inc ^^*                                          2,741
     22,300 Moldflow Corp*                                               355,016
      5,428 Motive Inc ^^*                                                34,414
     39,200 Packeteer Inc ^^*                                            491,960
     31,200 Per-Se Technologies Inc ^^*                                  644,592
     43,300 Performance Technologies Inc*                                309,595
     35,300 RADVision Ltd*                                               482,551
     25,100 Radiant Systems Inc*                                         259,032
     16,254 SI International Inc ^^*                                     503,386
      7,738 SafeNet Inc ^^*                                              280,967
     37,800 Stellent Inc*                                                323,946
     14,060 TALX Corp                                                    461,027
     17,800 Transaction Systems Architects Inc Class A*                  495,730
     22,000 TriZetto Group Inc*                                          310,640
     33,990 Ultimate Software Group Inc*                                 626,096
     36,500 VauleClick Inc ^^*                                           623,785
     22,800 Witness Systems Inc*                                         476,292
      6,293 eCollege.com*                                                 93,514
                                                                     $13,740,891

CONTAINERS --- .20%
      5,800 Silgan Holdings Inc                                          192,908
                                                                        $192,908

COSMETICS & PERSONAL CARE --- .52%
     17,000 Parlux Fragrances Inc ^^*                                    495,380
                                                                        $495,380

DISTRIBUTORS --- .54%
     12,100 Central European Distribution Corp ^^*                       515,339
                                                                        $515,339

ELECTRONIC INSTRUMENT & EQUIP --- 4.08%
     57,100 Aeroflex Inc*                                                534,456
     53,000 Carrier Access Corp*                                         292,560
     32,604 Metrologic Instruments Inc*                                  593,067
     16,700 Orbotech Ltd*                                                417,834
     63,280 Power-One Inc ^^*                                            350,571
     42,100 Presstek Inc*                                                546,458
      6,900 Rogers Corp*                                                 267,030
     22,000 Thoratec Laboratories Corp ^^*                               390,720
     11,100 Trimble Navigation Ltd*                                      373,959
      1,300 Woodward Governor Co ^^                                      110,565
                                                                      $3,877,220

ELECTRONICS - SEMICONDUCTOR --- 4.76%
     27,600 02Micro International Ltd*                                   434,424
     16,300 ATMI Inc*                                                    505,300
     45,300 Credence Systems Corp*                                       361,494
     36,500 Cypress Semiconductor Corp ^^*                               549,325
     19,200 FEI Co*                                                      369,600
     21,281 IXYS Corp*                                                   224,727
     40,400 Integrated Device Technology Inc*                            433,896
     44,200 Kopin Corp*                                                  307,190
     20,900 MIPS Technologies Inc ^^*                                    142,747
     41,900 Microtune Inc*                                               261,037
     19,985 Netlogic Microsystems Inc ^^*                                431,476
     13,680 PortalPlayer Inc ^^*                                         375,242
     14,400 Silicon Image Inc ^^*                                        128,016
                                                                      $4,524,474

ENGINEERING & CONSTRUCTION --- .64%
     16,600 Dycom Industries Inc*                                        335,652
      4,630 EMCOR Group Inc*                                             274,559
                                                                        $610,211

FINANCIAL SERVICES --- 1.99%
      9,440 ASTA Funding Inc ^^                                          286,598
     42,802 Collegiate Funding Services ^^*                              633,898
     10,500 Commercial Federal Corp                                      358,470
      9,960 Encore Capital Group Inc ^^*                                 177,686
     14,790 Euronet Worldwide Inc ^^*                                    437,636
                                                                      $1,894,288

FOOD & BEVERAGES --- .29%
     10,000 Chiquita Brands International Inc                            279,500
                                                                        $279,500

GOLD, METALS & MINING --- 4.30%
     32,490 Aber Diamond Corp ^^                                       1,190,109
     18,600 Aleris International Inc*                                    510,570
      7,400 Carpenter Technology Corp                                    433,714
     12,300 Commercial Metals Co                                         415,002
     33,500 Encore Wire Corp*                                            544,710
     18,150 Foundation Coal Holdings Inc                                 697,868
     13,000 Gibraltar Industries Inc ^^                                  297,310
                                                                      $4,089,283

HEALTH CARE RELATED --- 5.48%
     14,400 Amedisys Inc ^^*                                             561,600
      9,865 American Retirement Corp*                                    185,758
     34,820 Bentley Pharmaceuticals Inc*                                 416,099
     12,900 LHC Group Inc*                                               199,305
     10,490 LifePoint Hospitals Inc*                                     458,728
      9,800 Martek Biosciences Corp ^^*                                  344,274
     12,000 Matria Healthcare Inc ^^*                                    453,000
     25,900 Palomar Medical Technologies Inc ^^*                         679,357
     15,000 SFBC International Inc*                                      665,850
     22,980 Serologicals Corp*                                           518,429
     27,700 Ventiv Health Inc*                                           726,017
                                                                      $5,208,417

HOMEBUILDING --- 1.42%
     32,100 Champion Enterprises Inc*                                    474,438
      8,600 Levitt Corp                                                  197,284
      9,600 Orleans Homebuilders Inc ^^                                  236,544
      2,831 William Lyon Homes Inc ^^*                                   439,371
                                                                      $1,347,637

HOUSEHOLD GOODS --- .33%
     13,283 Spectrum Brands Inc*                                         312,815
                                                                        $312,815

INSURANCE RELATED --- 3.42%
      7,770 Arch Capital Group Ltd*                                      385,314
     14,800 Infinity Property & Casualty Corp                            519,332
     17,210 Platinum Underwriters Holdings Ltd                           514,407
      9,830 RLI Corp ^^                                                  454,736
      9,400 Selective Insurance Group Inc ^^                             459,660
     17,870 Universal American Financial Corp*                           406,364
      8,160 Zenith National Insurance Corp ^^                            511,550
                                                                      $3,251,363

INVESTMENT BANK/BROKERAGE FIRM --- 1.73%
      7,450 Affiliated Managers Group Inc ^^*                            539,529
      5,000 First Community Bancorp ^^                                   239,150
      8,020 Piper Jaffray Cos Inc*                                       239,477
     12,900 Walter Industries Inc ^^                                     631,068
                                                                      $1,649,224

LEISURE & ENTERTAINMENT --- 1.11%
     15,490 Dover Downs Entertainment Inc                                210,664
     12,840 K2 Inc*                                                      146,376
     34,960 Mikohn Gaming Corp ^^*                                       464,618
     48,495 Orange 21 Inc*                                               234,231
                                                                      $1,055,889

MACHINERY --- 1.45%
     17,400 Emulex Corp*                                                 351,654
      7,600 Gardner Denver Inc*                                          338,960
      9,100 Sauer-Danfoss Inc                                            182,000
     18,700 Wabtec Corp                                                  510,136
                                                                      $1,382,750

MANUFACTURING --- 2.05%
      8,120 Actuant Corp Class A ^^                                      380,016
     64,000 Flow International Corp ^^*                                  494,080
      7,600 Mueller Industries Inc                                       211,052
     13,800 NCI Building Systems Inc*                                    562,902
     23,400 Ultralife Batteries Inc ^^*                                  302,328
                                                                      $1,950,378

MEDICAL PRODUCTS --- 5.76%
     27,920 Aspect Medical Systems Inc*                                  827,270
      8,480 Biosite Inc ^^*                                              524,573
     11,300 Hologic Inc*                                                 652,575
      5,460 IDEXX Laboratories Inc*                                      365,165
      8,390 IRIS International Inc ^^*                                   154,712
     27,245 IntraLase Corp ^^*                                           400,774
     11,700 Intuitive Surgical Inc*                                      857,493
     32,600 Natus Medical Inc*                                           396,742
     23,259 Possis Medical Inc ^^*                                       254,919
     15,800 SurModics Inc ^^*                                            611,302
     61,700 TriPath Imaging Inc ^^*                                      435,602
                                                                      $5,481,127

OIL & GAS --- 4.96%
      9,440 Cal Dive International Inc*                                  598,590
     15,700 Core Laboratories NV*                                        506,482
      4,100 Hornbeck Offshore Services Inc*                              150,183
      5,200 Oceaneering International Inc*                               277,732
     13,030 Oil States International Inc*                                473,119
      6,840 Spinnaker Exploration Co*                                    442,480
     17,800 Superior Energy Services Inc*                                411,002
     11,300 TETRA Technologies Inc*                                      352,786
     11,530 Tidewater Inc ^^                                             561,165
     13,200 Todco                                                        550,572
     13,900 TransMontaigne Inc*                                          111,061
      5,070 Unit Corp*                                                   280,270
                                                                      $4,715,442

PHARMACEUTICALS --- 2.77%
     81,250 Auxilium Pharmaceuticals Inc ^^*                             404,625
     25,400 Cubist Pharmaceuticals Inc*                                  547,116
     18,200 Cypress Bioscience Inc*                                       98,462
      7,054 Hi-Tech Pharmacal Co*                                        212,184
     30,696 Salix Pharmaceuticals Ltd ^^*                                652,290
      6,900 United Therapeutics Corp ^^*                                 481,620
     11,389 ViroPharma Inc ^^*                                           236,891
                                                                      $2,633,188

POLLUTION CONTROL --- .37%
     13,800 Metal Management Inc                                         349,830
                                                                        $349,830

PRINTING & PUBLISHING --- 0.88%
      7,500 John H Harland Co                                            333,000
     16,970 Talbots Inc                                                  507,742
                                                                        $840,742

RESTAURANTS --- .91%
      5,500 Kona Grill Inc*                                               61,875
     27,240 Luby's Inc*                                                  355,754
      8,800 Panera Bread Co Class A*                                     450,384
                                                                        $868,013

RETAIL --- 6.38%
      8,777 Aaron Rents Inc                                              185,634
      8,550 BJ's Wholesale Club Inc*                                     237,690
      9,010 Buckle Inc                                                   306,070
      1,900 Building Materials Holding Corp                              177,061
     21,090 Cabelas Inc ^^*                                              387,423
     49,363 Casual Male Retail Group Inc ^^*                             339,617
     17,338 Coldwater Creek Inc ^^*                                      437,264
     12,200 Conn's Inc ^^*                                               338,184
     18,980 Dress Barn Inc*                                              431,985
     14,200 Genesco Inc*                                                 528,808
     15,600 Gottschalks Inc ^^*                                          142,272
      5,400 Guitar Center Inc ^^*                                        298,134
     17,100 Jos A Bank Clothiers Inc ^^*                                 739,062
      5,900 MarineMax Inc ^^*                                            150,391
     18,730 Rocky Shoes & Boots Inc*                                     535,678
     12,040 Stamps.com Inc*                                              207,208
     22,630 Too Inc*                                                     620,741
                                                                      $6,063,222

SAVINGS & LOANS --- .92%
     20,260 First Niagara Financial Group Inc                            292,554
     23,500 Franklin Bank Corp*                                          379,525
      7,800 TierOne Corp                                                 205,218
                                                                        $877,297

SHOES --- .82%
     11,100 K-Swiss Inc ^^                                               328,227
     21,300 Wolverine World Wide Inc                                     448,365
                                                                        $776,592

SPECIALIZED SERVICES --- 4.86%
     27,060 CSK Auto Corp*                                               402,653
      2,082 Coinstar Inc ^^*                                              38,538
     24,600 Copart Inc*                                                  587,202
     28,100 Gevity HR Inc                                                765,444
      5,100 Global Payments Inc                                          396,372
     13,464 Labor Ready Inc*                                             345,352
     12,900 Mobile Mini Inc ^^*                                          559,215
     27,157 PetMed Express Inc*                                          281,347
     29,800 SM&A*                                                        262,538
     13,700 Scientific Games Corp*                                       424,700
     13,530 Steiner Leisure Ltd*                                         459,614
      4,718 Volt Information Sciences Inc*                                95,870
                                                                      $4,618,845

TELEPHONE & TELECOMMUNICATIONS --- 1.79%
     52,200 Ditech Communications Corp*                                  351,828
     16,300 NICE Systems Ltd sponsored ADR*                              736,434
     23,500 Tekelec*                                                     492,325
     34,637 Westell Technologies Inc Class A*                            126,079
                                                                      $1,706,666

TEXTILES --- .52%
     10,100 Phillips-Van Heusen Corp                                     313,302
     57,900 Tarrant Apparel Group*                                       181,806
                                                                        $495,108

TRANSPORTATION --- 1.78%
     19,700 Greenbrier Cos Inc ^^                                        654,828
     10,400 Marten Transport Ltd*                                        263,120
     16,000 Pacer International Inc                                      421,760
     19,200 Universal Truckload Services Inc*                            356,736
                                                                      $1,696,444

WHOLESALE TRADE -CONSUMER --- .36%
      7,570 Central Garden and Pet Co*                                   342,541
                                                                        $342,541

TOTAL COMMON STOCK --- 98.78%                                        $93,935,890
(Cost $89,814,907)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------


  1,159,000 Freddie Mac                                                1,158,795
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.22%                                $1,158,795
(Cost $1,158,795)

TOTAL MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO --- 100%               $95,094,685
(Cost $90,973,702)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Trusco Small-Cap Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $91,472,598. The Maxim Trusco Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,159,534 and gross depreciation of securities in which there was an excess of tax cost over value of $4,537,447, resulting in net appreciation of $3,622,087.

Maxim Series Fund, Inc.

Maxim Value Index Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.89%
      1,229 General Dynamics Corp                                        146,927
        665 Goodrich Corp                                                 29,486
      4,892 Honeywell International Inc                                  183,450
        700 L-3 Communications Holdings Inc                               55,349
      2,026 Northrop Grumman Corp                                        110,113
      2,630 Raytheon Co                                                   99,993
                                                                        $625,318

AGRICULTURE --- .56%
      3,657 Archer-Daniels-Midland Co                                     90,182
      1,553 Monsanto Co                                                   97,451
                                                                        $187,633

AIR FREIGHT --- .50%
      1,764 FedEx Corp                                                   153,697
        362 Ryder System Inc                                              12,388
                                                                        $166,085

AIRLINES --- .17%
      3,896 Southwest Airlines Co                                         57,856
                                                                         $57,856

AUTO PARTS & EQUIPMENT --- .28%
        343 Cooper Tire & Rubber Co                                        5,238
        781 Dana Corp                                                      7,349
      3,200 Delphi Corp                                                    8,832
      1,158 Johnson Controls Inc                                          71,854
                                                                         $93,273

AUTOMOBILES --- .62%
     10,645 Ford Motor Co                                                104,960
      3,272 General Motors Corp                                          100,156
                                                                        $205,116

BANKS --- 10.52%
      2,024 AmSouth Bancorp                                               51,126
      3,098 BB&T Corp                                                    120,977
     23,094 Bank of America Corp (1)                                     972,257
      1,008 Comerica Inc                                                  59,371
        700 Compass Bancshares Inc                                        32,081
      3,200 Fifth Third Bancorp                                          117,536
        741 First Horizon National Corp                                   26,935
      1,289 Huntington Bancshares Inc                                     28,964
      2,367 KeyCorp                                                       76,336
        500 M&T Bank Corp                                                 52,855
      1,221 Marshall & Ilsley Corp                                        53,126
      3,256 National City Corp                                           108,881
      2,700 North Fork Bancorp Inc                                        68,850
      1,710 PNC Financial Services Group                                  99,214
      2,646 Regions Financial Corp                                        82,344
      2,060 SunTrust Banks Inc                                           143,067
      1,800 Synovus Financial Corp                                        49,896
     10,462 US Bancorp                                                   293,773
      9,047 Wachovia Corp                                                430,547
      9,702 Wells Fargo & Co (1)                                         568,246
        512 Zions Bancorp                                                 36,460
                                                                      $3,472,842

BIOTECHNOLOGY --- .38%
      1,050 Applera Corp - Applied Biosystems Group                       24,402
      1,900 Biogen Idec Inc*                                              75,012
        600 Chiron Corp*                                                  26,172
                                                                        $125,586

BROADCAST/MEDIA --- 1.53%
      3,059 Clear Channel Communications Inc                             100,611
     12,553 Comcast Corp*                                                368,807
      1,300 Univision Communications Inc Class A*                         34,489
                                                                        $503,907

BUILDING MATERIALS --- .36%
      2,460 Masco Corp                                                    75,473
        596 Vulcan Materials Co                                           44,229
                                                                        $119,702

CHEMICALS --- 1.46%
      1,246 Air Products & Chemicals Inc                                  68,704
        428 Ashland Inc                                                   23,643
      5,500 Dow Chemical Co                                              229,185
        493 Eastman Chemical Co                                           23,156
        644 Engelhard Corp                                                17,974
      1,015 PPG Industries Inc                                            59,997
        783 Rohm & Haas Co                                                32,205
        400 Sigma-Aldrich Corp                                            25,624
                                                                        $480,488

COMMUNICATIONS - EQUIPMENT --- 1.38%
        653 ADC Telecommunications Inc*                                   14,928
        847 Andrew Corp*                                                   9,444
      3,227 CIENA Corp*                                                    8,519
      1,124 Comverse Technology Inc*                                      29,527
      9,398 JDS Uniphase Corp*                                            20,864
     14,185 Motorola Inc                                                 313,347
        827 Scientific-Atlanta Inc                                        31,021
      2,524 Tellabs Inc*                                                  26,552
                                                                        $454,202

COMPUTER HARDWARE & SYSTEMS --- 2.37%
     13,800 EMC Corp*                                                    178,572
     16,401 Hewlett-Packard Co                                           478,909
      1,012 NCR Corp*                                                     32,293
        500 QLogic Corp*                                                  17,100
     19,514 Sun Microsystems Inc*                                         76,495
                                                                        $783,369

COMPUTER SOFTWARE & SERVICES --- 1.23%
        700 Affiliated Computer Services Inc Class A*                     38,220
      1,201 BMC Software Inc*                                             25,341
      2,600 Computer Associates International Inc                         72,306
      1,100 Computer Sciences Corp*                                       52,041
      2,170 Compuware Corp*                                               20,615
        780 Convergys Corp*                                               11,209
      2,927 Electronic Data Systems Corp                                  65,682
      1,050 Fiserv Inc*                                                   48,163
      2,100 Novell Inc*                                                   15,645
        682 Sabre Holdings Corp                                           13,831
      2,903 Siebel Systems Inc                                            29,988
      1,900 Unisys Corp*                                                  12,616
                                                                        $405,657

CONGLOMERATES --- 1.16%
        825 Textron Inc                                                   59,169
     11,617 Tyco International Ltd                                       323,533
                                                                        $382,702

CONTAINERS --- .24%
        612 Bemis Co Inc                                                  15,116
        800 Pactiv Corp*                                                  14,016
        500 Sealed Air Corp*                                              23,730
        640 Temple-Inland Inc                                             26,144
                                                                         $79,006

COSMETICS & PERSONAL CARE --- .06%
        422 Alberto-Culver Co Class B                                     18,885
                                                                         $18,885

DISTRIBUTORS --- .21%
      1,006 Genuine Parts Co                                              43,157
        403 WW Grainger Inc                                               25,357
                                                                         $68,514

ELECTRIC COMPANIES --- 4.86%
        938 Allegheny Energy Inc*                                         28,815
      1,146 Ameren Corp                                                   61,300
      2,272 American Electric Power Co Inc                                90,198
      1,700 CenterPoint Energy Inc                                        25,279
      1,123 Cinergy Corp                                                  49,872
      1,402 Consolidated Edison Inc                                       68,067
        979 DTE Energy Co                                                 44,897
      1,976 Dominion Resources Inc                                       170,213
      1,835 Edison International                                          86,759
      1,254 Entergy Corp                                                  93,197
      3,912 Exelon Corp                                                  209,057
      2,300 FPL Group Inc                                                109,480
      1,949 FirstEnergy Corp                                             101,582
      2,127 PG&E Corp                                                     83,485
      2,178 PPL Corp                                                      70,415
        572 Pinnacle West Capital Corp                                    25,214
      1,467 Progress Energy Inc                                           65,648
      4,329 Southern Co                                                  154,805
      1,113 TECO Energy Inc                                               20,056
      2,306 Xcel Energy Inc                                               45,221
                                                                      $1,603,560

ELECTRONIC INSTRUMENT & EQUIP --- .80%
      2,800 Agilent Technologies Inc*                                     91,700
        967 American Power Conversion Corp                                25,045
        521 Cooper Industries Inc                                         36,022
      1,003 Jabil Circuit Inc*                                            31,013
        826 Molex Inc                                                     22,038
      2,934 Sanmina - SCI Corp*                                           12,587
      5,500 Solectron Corp*                                               21,505
      1,372 Symbol Technologies Inc                                       13,281
        408 Tektronix Inc                                                 10,294
                                                                        $263,485

ELECTRONICS - SEMICONDUCTOR --- 1.31%
      2,221 Advanced Micro Devices Inc*                                   55,969
      9,300 Applied Materials Inc                                        157,728
      1,705 Applied Micro Circuits Corp*                                   5,115
      2,311 Freescale Semiconductor Inc*                                  54,493
      1,100 KLA-Tencor Corp                                               53,636
      2,244 LSI Logic Corp*                                               22,103
      3,495 Micron Technology Inc*                                        46,484
        762 Novellus Systems Inc                                          19,111
      1,100 Teradyne Inc*                                                 18,150
                                                                        $432,789

FINANCIAL SERVICES --- 10.73%
      1,400 Ameriprise Financial Inc                                      50,120
      4,407 Bank of New York Co Inc                                      129,610
      1,200 CIT Group Inc                                                 54,216
     29,683 Citigroup Inc (1)                                          1,351,161
      3,390 Countrywide Credit Industries Inc                            111,802
      5,600 Fannie Mae (nonvtg)                                          250,992
      3,984 Freddie Mac                                                  224,937
      1,466 Golden West Financial Corp                                    87,066
     20,177 JPMorgan Chase & Co (1)                                      684,606
      1,194 Janus Capital Group Inc                                       17,253
        560 MGIC Investment Corp                                          35,952
      2,350 Mellon Financial Corp                                         75,129
      1,080 Northern Trust Corp                                           54,594
      1,643 Principal Financial Group                                     77,829
      2,000 Sovereign Bancorp Inc                                         44,080
      1,934 State Street Corp                                             94,611
      5,071 Washington Mutual Inc                                        198,885
                                                                      $3,542,843

FOOD & BEVERAGES --- .54%
      1,700 Coca-Cola Enterprises Inc                                     33,150
      2,962 ConAgra Foods Inc                                             73,310
      1,100 Constellation Brands Inc*                                     28,600
        304 Molson Coors Brewing Co Class B                               19,459
      1,400 Tyson Foods Inc Class A                                       25,270
                                                                        $179,789

GOLD, METALS & MINING --- 1.20%
      5,001 Alcoa Inc                                                    122,124
      2,553 Newmont Mining Corp                                          120,425
        864 Nucor Corp                                                    50,967
        582 Phelps Dodge Corp                                             75,619
        669 United States Steel Corp                                      28,332
                                                                        $397,467

HEALTH CARE RELATED --- 3.58%
      1,656 Aetna Inc                                                    142,648
        572 AmericsourceBergen Corp                                       44,216
        778 CIGNA Corp                                                    91,695
      2,500 Cardinal Health Inc                                          158,600
      2,600 Caremark Rx Inc*                                             129,818
      1,398 Health Management Associates Inc Class A                      32,811
        926 Humana Inc*                                                   44,337
        800 Laboratory Corp of America Holdings*                          38,968
        484 Manor Care Inc                                                18,590
      1,780 McKesson HBOC Inc                                             84,461
      1,804 Medco Health Solutions Inc*                                   98,913
      2,601 Tenet Healthcare Corp*                                        29,209
      3,534 WellPoint Inc*                                               267,948
                                                                      $1,182,214

HOMEBUILDING --- .59%
        722 Centex Corp                                                   46,627
      1,600 DR Horton Inc                                                 57,952
        512 KB Home                                                       37,478
      1,232 Pulte Corp                                                    52,877
                                                                        $194,934

HOTELS/MOTELS --- .60%
      2,455 Carnival Corp                                                122,701
      1,310 Starwood Hotels & Resorts Worldwide Inc                       74,893
                                                                        $197,594

HOUSEHOLD GOODS --- .25%
      1,009 Leggett & Platt Inc                                           20,382
        357 Snap-on Inc                                                   12,895
        400 Stanley Works                                                 18,672
        400 Whirlpool Corp                                                30,308
                                                                         $82,257

INSURANCE RELATED --- 8.42%
      1,623 ACE Ltd                                                       76,395
      2,900 AFLAC Inc                                                    131,370
      3,811 Allstate Corp                                                210,710
        598 Ambac Financial Group Inc                                     43,092
     14,946 American International Group Inc (1)                         926,054
      1,765 Aon Corp                                                      56,621
      1,205 Chubb Corp                                                   107,908
        984 Cincinnati Financial Corp                                     41,220
      1,743 Hartford Financial Services Group Inc                        134,507
        754 Jefferson-Pilot Corp                                          38,582
        949 Lincoln National Corp                                         49,367
        800 Loews Corp                                                    73,928
        803 MBIA Inc                                                      48,678
      3,000 Marsh & McLennan Cos Inc                                      91,170
      4,333 MetLife Inc                                                  215,913
      2,940 Prudential Financial Inc                                     198,626
        766 SAFECO Corp                                                   40,889
      3,852 St Paul Travelers Co Inc                                     172,839
        559 Torchmark Corp                                                29,532
      1,621 UnumProvident Corp                                            33,231
        869 XL Capital Ltd Class A                                        59,118
                                                                      $2,779,750

INVESTMENT BANK/BROKERAGE FIRM --- 3.90%
        675 Bear Stearns Co Inc                                           74,081
      2,100 E*TRADE Financial Corp*                                       36,960
      2,688 Goldman Sachs Group Inc                                      326,807
      1,614 Lehman Brothers Holdings Inc                                 187,999
      5,305 Merrill Lynch & Co Inc                                       325,462
      6,223 Morgan Stanley                                               335,669
                                                                      $1,286,978

LEISURE & ENTERTAINMENT --- 4.13%
        561 Brunswick Corp                                                21,167
        989 Hasbro Inc                                                    19,424
      2,300 Mattel Inc                                                    38,364
     14,000 News Corp                                                    218,260
     26,936 Time Warner Inc (1)                                          487,811
      9,081 Viacom Inc Class B                                           299,764
     11,544 Walt Disney Co                                               278,557
                                                                      $1,363,347

MACHINERY --- 1.81%
        331 Cummins Inc                                                   29,125
      1,425 Deere & Co                                                    87,210
      1,118 Dover Corp                                                    45,603
        834 Eaton Corp                                                    53,001
        600 ITT Industries Inc                                            68,160
      1,200 Illinois Tool Works Inc                                       98,796
      1,920 Ingersoll-Rand Co                                             73,402
        300 Navistar International Corp*                                   9,729
      1,000 PACCAR Inc                                                    67,890
        711 Pall Corp                                                     19,553
        721 Parker-Hannifin Corp                                          46,368
                                                                        $598,837

MEDICAL PRODUCTS --- .34%
        291 Bausch & Lomb Inc                                             23,478
        700 Fisher Scientific International Inc*                          43,435
        737 PerkinElmer Inc                                               15,013
        933 Thermo Electron Corp*                                         28,830
                                                                        $110,756

OFFICE EQUIPMENT & SUPPLIES --- .23%
      5,500 Xerox Corp*                                                   75,075
                                                                         $75,075

OIL & GAS --- 9.87%
        487 Amerada Hess Corp                                             66,963
      1,378 Anadarko Petroleum Corp                                      131,944
      1,890 Apache Corp                                                  142,166
      2,168 Burlington Resources Inc                                     176,302
     12,971 Chevron Corp (1)                                             839,613
      7,992 ConocoPhillips (1)                                           558,721
      2,576 Devon Energy Corp                                            176,817
      3,730 El Paso Corp                                                  51,847
        654 Kerr-McGee Corp                                               63,510
      2,155 Marathon Oil Corp                                            148,544
        900 Murphy Oil Corp                                               44,883
        899 Nabors Industries Ltd*                                        64,575
      1,000 National-Oilwell Inc*                                         65,800
        787 Noble Corp                                                    53,878
      2,317 Occidental Petroleum Corp                                    197,941
        584 Rowan Cos Inc                                                 20,726
      1,879 Transocean Inc*                                              115,201
      1,800 Valero Energy Corp                                           203,508
        800 Weatherford International Ltd*                                54,928
      3,212 Williams Cos Inc                                              80,461
                                                                      $3,258,328

PAPER & FOREST PRODUCTS --- .85%
      1,507 Georgia-Pacific Corp                                          51,328
      2,834 International Paper Co                                        84,453
        649 Louisiana-Pacific Corp                                        17,971
      1,019 MeadWestvaco Corp                                             28,145
      1,450 Weyerhaeuser Co                                               99,688
                                                                        $281,585

PERSONAL LOANS --- 1.02%
      1,647 Capital One Financial Corp                                   130,969
      7,167 MBNA Corp                                                    176,595
      1,650 Providian Financial Corp*                                     29,172
                                                                        $336,736

PHARMACEUTICALS --- 3.40%
      1,293 King Pharmaceuticals Inc*                                     19,886
      1,200 Mylan Laboratories Inc                                        23,112
     42,300 Pfizer Inc (1)                                             1,056,231
        633 Watson Pharmaceuticals Inc*                                   23,174
                                                                      $1,122,403

PHOTOGRAPHY/IMAGING --- .12%
      1,644 Eastman Kodak Co                                              39,999
                                                                         $39,999

POLLUTION CONTROL --- .31%
      1,245 Allied Waste Industries Inc*                                  10,520
      3,162 Waste Management Inc                                          90,465
                                                                        $100,985

PRINTING & PUBLISHING --- .74%
      1,458 Gannett Co Inc                                               100,354
        400 Knight-Ridder Inc                                             23,472
        800 New York Times Co                                             23,800
      1,241 RR Donnelley & Sons Co                                        46,004
      1,481 Tribune Co                                                    50,191
                                                                        $243,821

RAILROADS --- 1.17%
      2,130 Burlington Northern Santa Fe Corp                            127,374
      1,213 CSX Corp                                                      56,380
      2,315 Norfolk Southern Corp                                         93,896
      1,513 Union Pacific Corp                                           108,482
                                                                        $386,132

REAL ESTATE --- 1.27%
        508 Apartment Investment & Management Co REIT                     19,700
      1,200 Archstone-Smith Trust REIT                                    47,844
      2,331 Equity Office Properties Trust REIT                           76,247
      1,677 Equity Residential REIT                                       63,474
      1,092 Plum Creek Timber Co Inc REIT                                 41,398
      2,450 ProLogis Trust REIT                                          108,560
        700 Vornado Realty Trust REIT                                     60,634
                                                                        $417,857

RESTAURANTS --- .82%
      7,204 McDonald's Corp                                              241,262
        670 Wendy's International Inc                                     30,250
                                                                        $271,512

RETAIL --- 3.18%
      2,046 Albertson's Inc                                               52,480
        964 AutoNation Inc*                                               19,251
        555 Big Lots Inc*                                                  6,099
      4,674 CVS Corp                                                     135,593
        857 Circuit City Stores Inc - CarMax Group                        14,706
      2,739 Costco Wholesale Corp                                        118,024
        284 Dillard's Inc                                                  5,930
        900 Family Dollar Stores Inc                                      17,883
      1,539 Federated Department Stores Inc                              102,913
      3,300 Gap Inc                                                       57,519
      1,429 JC Penney Co Inc                                              67,763
      2,000 Kohl's Corp*                                                 100,360
      4,069 Kroger Co*                                                    83,781
      1,833 Office Depot Inc*                                             54,440
        345 OfficeMax Inc                                                 10,926
        806 SUPERVALU Inc                                                 25,083
      2,501 Safeway Inc                                                   64,026
        654 Sears Holding Corp*                                           81,371
        800 Tiffany & Co                                                  31,816
                                                                      $1,049,964

SHOES --- .06%
        329 Reebok International Ltd                                      18,612
                                                                         $18,612

SPECIALIZED SERVICES --- .55%
      5,934 Cendant Corp                                                 122,478
        800 Cintas Corp                                                   32,840
      2,352 Interpublic Group of Cos Inc*                                 27,377
                                                                        $182,695

TELEPHONE & TELECOMMUNICATIONS --- 5.78%
      2,252 ALLTEL Corp                                                  146,628
      4,526 AT&T Corp                                                     89,615
     10,455 BellSouth Corp                                               274,967
        688 CenturyTel Inc                                                24,066
     18,963 SBC Communications Inc                                       454,543
     16,843 Sprint Corp                                                  400,527
     15,850 Verizon Communications (1)                                   518,136
                                                                      $1,908,482

TEXTILES --- .22%
        639 Jones Apparel Group Inc                                       18,212
        616 Liz Claiborne Inc                                             24,221
        526 VF Corp                                                       30,492
                                                                         $72,925

TOBACCO --- .12%
         464 Reynolds American Inc                                        38,521
                                                                         $38,521

UTILITIES --- 1.54%
      1,199 CMS Energy Corp*                                              19,724
      3,214 Calpine Corp*                                                  8,324
      1,086 Constellation Energy Group                                    66,898
      5,335 Duke Energy Corp                                             155,622
      1,634 Dynegy Inc Class A*                                            7,696
        984 KeySpan Corp                                                  36,192
        211 NICOR Inc                                                      8,868
      1,556 NiSource Inc                                                  37,733
        196 Peoples Energy Corp                                            7,718
      1,408 Public Service Enterprise Group Inc                           90,619
      1,498 Sempra Energy                                                 70,496
                                                                        $509,890

TOTAL COMMON STOCK --- 99.23%                                        $32,762,263
(Cost $25,716,134)


SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    143,000 Freddie Mac                                                  142,975
                  3.225%, October 3, 2005
    110,000 United States of America (1)                                 109,627
                  3.128%, November 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- .77%                                   $252,602
(Cost $252,602)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100%                           $33,014,865
(Cost $25,968,736)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Value Index Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2005, the U.S. Federal income tax cost basis was $35,254,387. The Maxim Value Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,981,654 and gross depreciation of securities in which there was an excess of tax cost over value of $7,221,176, resulting in net depreciation of $2,239,522.

As of September 30, 2005, the Maxim Value Index Portfolio had 1 open S&P 500 long futures contract. The contract expires in December 2005 and the Portfolio has recorded unrealized depreciation of $1,000.

Maxim Series Fund, Inc.

Maxim Bond Index Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- .19%
    250,000 United Technologies Corp                                     247,291
            Notes
            4.375% May 1, 2010
                                                                        $247,291

AGENCY --- 46.03%
    987,928 Fannie Mae                                                   967,305
            5.000% July 1, 2035
    610,787 Fannie Mae                                                   631,210
            6.000% July 1, 2017
    777,486 Fannie Mae                                                   792,180
            6.000% January 1, 2029
  1,869,878 Fannie Mae                                                 1,830,727
            5.500% February 1, 2035
    194,448 Fannie Mae                                                   208,338
            8.000% November 1, 2022
    861,873 Fannie Mae                                                   829,937
            4.000% April 1, 2019
  1,720,152 Fannie Mae                                                 1,698,360
            5.500% January 1, 2034
  4,988,574 Fannie Mae                                                 4,884,100
            5.000% May 1, 2034
    904,480 Fannie Mae                                                   887,523
            5.000% December 1, 2033
  1,871,788 Fannie Mae                                                 1,867,109
            5.000% June 1, 2018
    944,409 Fannie Mae                                                   924,635
            4.500% December 1, 2034
    823,076 Fannie Mae                                                   824,362
            5.500% May 1, 2033
    275,555 Fannie Mae                                                   285,131
            6.500% December 1, 2013
     38,543 Fannie Mae                                                    40,646
            8.000% December 1, 2012
  3,276,711 Fannie Mae                                                 3,332,329
            6.000% January 1, 2033
     16,976 Fannie Mae                                                    17,903
            8.000% June 1, 2012
    165,224 Fannie Mae                                                   169,756
            6.500% November 1, 2009
  4,866,597 Fannie Mae                                                 4,874,201
            5.500% March 1, 2034
    248,999 Fannie Mae                                                   260,253
            7.000% May 1, 2011
    717,606 Fannie Mae                                                   757,075
            7.000% July 1, 2032
     36,955 Fannie Mae                                                    37,790
            7.000% December 1, 2007
  1,292,785 Fannie Mae                                                 1,276,389
            5.000% June 1, 2024
    713,867 Fannie Mae                                                   738,406
            6.500% June 1, 2032
    853,945 Fannie Mae                                                   869,556
            6.000% February 1, 2035
    700,000 Fannie Mae **                                                752,235
            6.625% September 15, 2009
    600,000 Fannie Mae **                                                580,918
            3.250% August 15, 2008
    600,000 Fannie Mae **                                                598,481
            4.250% July 15, 2007
    500,000 Fannie Mae **                                                502,712
            5.500% February 15, 2006
    600,000 Fannie Mae **                                                613,855
            5.250% January 15, 2009
    600,000 Fannie Mae **                                                607,554
            5.250% April 15, 2007
    500,000 Fannie Mae **                                                493,845
            2.500% June 15, 2006
    600,000 Fannie Mae **                                                623,038
            6.000% May 15, 2008
    600,000 Fannie Mae **                                                662,765
            7.250% January 15, 2010
    500,000 Fannie Mae **                                                493,879
            2.250% May 15, 2006
    600,000 Fannie Mae **                                                641,899
            6.000% May 15, 2011
    500,000 Fannie Mae **                                                553,949
            7.125% June 15, 2010
    500,000 Fannie Mae ** ^^                                             617,217
            6.625% November 15, 2030
    600,000 Fannie Mae ** ^^                                             604,541
            5.000% January 15, 2007
    500,000 Fannie Mae ** ^^                                             500,463
            4.625% October 15, 2013
    500,000 Federal Home Loan Bank **                                    496,451
            2.500% March 15, 2006
  1,436,948 Freddie Mac                                                1,436,724
            5.500% February 1, 2035
  1,737,557 Freddie Mac                                                1,801,087
            6.500% November 1, 2032
  1,335,203 Freddie Mac                                                1,308,413
            4.500% March 1, 2019
  1,634,202 Freddie Mac                                                1,635,908
            5.500% June 1, 2033
    162,315 Freddie Mac                                                  172,423
            7.500% May 1, 2027
    142,428 Freddie Mac                                                  147,636
            6.500% November 1, 2032
    833,711 Freddie Mac                                                  826,156
            5.000% July 1, 2034
    432,217 Freddie Mac                                                  423,545
            4.500% August 1, 2019
    964,277 Freddie Mac                                                  978,754
            5.500% February 1, 2018
     21,839 Freddie Mac                                                   23,158
            7.500% August 1, 2030
    263,820 Freddie Mac                                                  272,142
            6.500% April 1, 2029
    979,226 Freddie Mac                                                  976,778
            5.000% August 1, 2018
  1,310,219 Freddie Mac                                                1,285,267
            4.500% March 1, 2018
    440,873 Freddie Mac                                                  449,415
            6.000% December 1, 2033
    500,000 Freddie Mac **                                               495,679
            4.500% January 15, 2014
    500,000 Freddie Mac **                                               498,910
            2.125% November 15, 2005
    500,000 Freddie Mac **                                               628,489
            6.750% March 15, 2031
    500,000 Freddie Mac **                                               514,479
            5.125% July 15, 2012
    500,000 Freddie Mac **                                               495,963
            1.875% February 15, 2006
    500,000 Freddie Mac ** ^^                                            496,383
            4.500% January 15, 2013
  1,000,000 Freddie Mac ** ^^                                            983,632
            4.125% July 12, 2010
    600,000 Freddie Mac ** ^^                                            586,970
            3.625% September 15, 2008
    500,000 Freddie Mac ** ^^                                            597,150
            6.250% July 15, 2032
    600,000 Freddie Mac ** ^^                                            604,275
            4.875% March 15, 2007
     82,047 Ginnie Mae                                                    87,404
            7.500% December 15, 2025
      5,590 Ginnie Mae                                                     5,770
            8.000% June 15, 2007
     86,590 Ginnie Mae                                                    94,323
            9.000% January 15, 2017
      5,298 Ginnie Mae                                                     5,469
            8.000% April 15, 2007
    161,611 Ginnie Mae                                                   170,774
            7.000% July 15, 2025
      2,810 Ginnie Mae                                                     2,901
            8.000% March 15, 2007
      5,108 Ginnie Mae                                                     5,272
            8.000% January 15, 2007
    105,595 Ginnie Mae                                                   114,726
            9.000% April 15, 2021
      7,569 Ginnie Mae                                                     7,694
            8.000% December 15, 2006
      1,043 Ginnie Mae                                                     1,060
            8.000% August 15, 2006
    500,000 Resolution Funding                                           737,925
            9.375% October 15, 2020
                                                                     $57,221,677

AUTOMOBILES --- .39%
    500,000 DaimlerChrysler NA Holding Corp                              488,278
            Company Guaranteed Notes
            4.050% June 4, 2008
                                                                        $488,278

BANKS --- 1.69%
    500,000 Bank of America Corp                                         558,382
            Subordinated Notes
            7.400% January 15, 2011
    500,000 US Bank NA                                                   538,705
            Subordinated Notes
            6.375% August 1, 2011
    500,000 Wachovia Bank NA                                             490,942
            Subordinated Notes
            4.800% November 1, 2014
    500,000 Wells Fargo & Co                                             501,675
            Senior Notes
            5.125% September 15, 2016
                                                                      $2,089,704

BROADCAST/MEDIA --- .43%
    500,000 Comcast Cable Communications Inc                             537,630
            Senior Notes
            6.750% January 30, 2011
                                                                        $537,630

CANADIAN - PROVINCIAL --- .82%
    500,000 Province of Ontario ^^                                       495,540
            Notes
            4.375% February 15, 2013
    500,000 Province of Quebec                                           518,726
            Bonds
            5.750% February 15, 2009
                                                                      $1,014,266

CHEMICALS --- .39%
    500,000 Dow Chemical #                                               484,634
            Pass Thru Certificates
            4.027% September 30, 2009
                                                                        $484,634

COMMERCIAL MORTGAGED BACKED --- 2.54%
    224,963 Commercial Mortgage Acceptance Corp                          226,130
            Series 1999-C1 Class A1
            6.790% June 15, 2031
  1,000,000 JP Morgan Chase Commercial Mortgage Securities Co         1,003,036
            Series 2002-C3 Class A2
            4.994% July 12, 2035
    696,983 LB-UBS Commercial Mortgage Trust                             675,717
            Series 2003-C1 Class A1
            2.720% March 15, 2027
    577,108 Merrill Lynch Mortgage Investors Inc                         593,809
            Series 1998-C2 Class A2
            6.390% February 15, 2030
    649,412 Morgan Stanley Capital I                                     665,228
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032
                                                                      $3,163,920

COMMUNICATIONS - EQUIPMENT --- .40%
    500,000 Motorola Inc                                                 499,421
            Notes
            4.608% November 16, 2007
                                                                        $499,421

COMPUTER HARDWARE & SYSTEMS --- .42%
    400,000 International Business Machines Corp                         524,188
            Debentures
            8.375% November 1, 2019
                                                                        $524,188

CONGLOMERATES --- .83%
    500,000 General Electric Co                                          504,157
            Notes
            5.000% February 1, 2013
    500,000 Tyco International Group SA                                  528,197
            Company Guaranteed Notes
            6.000% November 15, 2013
                                                                      $1,032,354

ELECTRIC COMPANIES --- 1.21%
    500,000 Ohio Power Co                                                491,012
            Senior Notes
            4.850% January 15, 2014
    500,000 Pacific Gas & Electric Co                                    520,196
            1st Mortgage
            6.050% March 1, 2034
    500,000 Wisconsin Electric Power Co                                  488,164
            Notes
            3.500% December 1, 2007
                                                                      $1,499,372

FINANCIAL SERVICES --- 3.88%
    500,000 Bank of New York Co Inc                                      540,561
            Senior Subordinated Notes
            6.375% April 1, 2012
    500,000 CIT Group Inc                                                477,203
            Senior Notes
            3.375% April 1, 2009
    500,000 Citigroup Inc                                                497,301
            Subordinated Notes
            5.000% September 15, 2014
    500,000 Countrywide Home Loans Inc                                   481,292
            Notes
            3.250% May 21, 2008
    500,000 Ford Motor Credit Co                                         502,046
            Notes
            6.875% February 1, 2006
    250,000 General Electric Capital Corp                                294,057
            Notes
            6.750% March 15, 2032
    500,000 Household Finance Corp                                       534,823
            Notes
            6.375% October 15, 2011
    500,000 JPMorgan Chase & Co                                          498,743
            Subordinated Notes
            5.125% September 15, 2014
    500,000 National Rural Utilities Cooperative Finance Corp            492,540
            Collateral Trust Bonds
            4.375% October 1, 2010
    500,000 Washington Mutual Bank                                       510,629
            Subordinated Notes
            5.500% January 15, 2013
                                                                      $4,829,195

FOOD & BEVERAGES --- 1.97%
    500,000 Anheuser-Busch Co Inc                                        537,476
            Debentures
            5.950% January 15, 2033
    500,000 Coca-Cola Enterprises Inc                                    536,499
            Notes
            6.125% August 15, 2011
    322,000 General Mills Inc                                            341,044
            Notes
            6.000% February 15, 2012
    500,000 Kellogg Co                                                   541,722
            Notes
            6.600% April 1, 2011
    500,000 Wm Wrigley Jr Co                                             493,179
            Senior Unsecured Notes
            4.300% July 15, 2010
                                                                      $2,449,920

FOREIGN BANKS --- .40%
    500,000 KfW International Finance Inc                                502,192
            Global Notes
            4.750% January 24, 2007
                                                                        $502,192

FOREIGN GOVERNMENTS --- .69%
    300,000 Government of Italy                                          361,031
            Notes
            6.875% September 27, 2023
    500,000 Government of Italy                                          491,474
            Debentures
            4.500% January 21, 2015
                                                                        $852,505

INSURANCE RELATED --- .38%
    500,000 Allstate Corp                                                467,189
            Bonds
            5.350% June 1, 2033
                                                                        $467,189

INVESTMENT BANK/BROKERAGE FIRM --- 2.48%
    500,000 Bear Stearns Co Inc                                          522,310
            Notes
            5.700% November 15, 2014
    500,000 Credit Suisse First Boston USA Inc                           541,417
            Notes
            6.500% January 15, 2012
    500,000 Goldman Sachs Capital I                                      520,965
            Company Guaranteed Notes
            6.345% February 15, 2034
    500,000 Lehman Brothers Holdings Inc                                 491,199
            Notes
            4.800% March 13, 2014
    500,000 Merrill Lynch & Co Inc                                       520,116
            Notes
            6.000% February 17, 2009
    500,000 Morgan Stanley                                               482,383
            Subordinated Notes
            4.750% April 1, 2014
                                                                      $3,078,390

LEISURE & ENTERTAINMENT --- 1.32%
    500,000 AOL Time Warner Inc                                          546,443
            Company Guaranteed Bonds
            6.875% May 1, 2012
    500,000 Viacom Inc Class B                                           553,079
            Notes
            7.700% July 30, 2010
    500,000 Walt Disney Co                                               537,069
            Notes
            6.375% March 1, 2012
                                                                      $1,636,591

OIL & GAS --- .92%
    500,000 ConocoPhillips                                               541,313
            Company Guaranteed Bonds
            5.900% October 15, 2032
    500,000 Valero Energy Corp                                           603,506
            Notes
            7.500% April 15, 2032
                                                                      $1,144,819

OTHER ASSET-BACKED --- .66%
    809,921 Comed Transitional Funding Trust                             818,532
            Series 1998-1 Class A6
            5.630% June 25, 2009
                                                                        $818,532

PAPER & FOREST PRODUCTS --- .83%
    500,000 International Paper Co                                       487,994
            Notes
            5.300% April 1, 2015
    500,000 Weyerhaeuser Co                                              540,277
            Notes
            6.750% March 15, 2012
                                                                      $1,028,271

RAILROADS --- .45%
    500,000 Union Pacific Corp                                           562,016
            Debentures
            6.625% February 1, 2029
                                                                        $562,016

REAL ESTATE --- .43%
    500,000 EOP Operating LP                                             529,321
            Notes
            7.750% November 15, 2007
                                                                        $529,321

RETAIL --- 1.25%
    500,000 Safeway Inc                                                  501,948
            Notes
            6.150% March 1, 2006
    500,000 Target Corp                                                  511,742
            Notes
            5.400% October 1, 2008
    500,000 Wal-Mart Stores Inc                                          538,527
            Senior Notes
            6.875% August 10, 2009
                                                                      $1,552,217

TELEPHONE & TELECOMMUNICATIONS --- 1.35%
    500,000 Deutsche Telekom International Finance BV                    645,510
            Company Guaranteed Bonds
            8.250% June 15, 2030
    500,000 Sprint Capital Corp                                          519,212
            Company Guaranteed Bonds
            6.125% November 15, 2008
    500,000 Verizon New Jersey Inc                                       516,550
            Debentures
            5.875% January 17, 2012
                                                                      $1,681,272

U.S. GOVERNMENTS --- 25.23%
    800,000 United States of America                                     794,469
            3.500% November 15, 2006
    500,000 United States of America                                     493,848
            2.000% May 15, 2006
    500,000 United States of America                                     491,797
            3.125% May 15, 2007
    500,000 United States of America                                     508,028
            4.750% November 15, 2008
    500,000 United States of America                                     502,949
            4.375% August 15, 2012
    500,000 United States of America                                     501,739
            4.625% May 15, 2006
    500,000 United States of America ^^                                  495,078
            2.250% April 30, 2006
    500,000 United States of America ^^                                  494,121
            1.500% March 31, 2006
    500,000 United States of America ^^                                  481,172
            3.000% February 15, 2009
    500,000 United States of America ^^                                  486,778
            3.000% February 15, 2008
    800,000 United States of America ^^                                  826,969
            4.875% February 15, 2012
    500,000 United States of America ^^                                  474,844
            2.625% March 15, 2009
    800,000 United States of America ^^                                  781,875
            4.000% February 15, 2014
    500,000 United States of America ^^                                  489,942
            3.625% July 15, 2009
    500,000 United States of America ^^                                  480,821
            2.625% May 15, 2008
    500,000 United States of America ^^                                  531,739
            6.000% August 15, 2009
    500,000 United States of America ^^                                  487,324
            2.250% February 15, 2007
    500,000 United States of America ^^                                  533,262
            5.750% August 15, 2010
    500,000 United States of America ^^                                  491,797
            2.625% November 15, 2006
    700,000 United States of America ^^                                  969,008
            8.000% November 15, 2021
    800,000 United States of America ^^                                  956,594
            6.250% August 15, 2023
    900,000 United States of America ^^                                1,085,942
            6.125% November 15, 2027
    500,000 United States of America ^^                                  517,637
            5.625% May 15, 2008
    500,000 United States of America ^^                                  632,852
            7.500% November 15, 2016
    800,000 United States of America ^^                                  831,282
            5.000% August 15, 2011
    500,000 United States of America ^^                                  680,117
            7.875% February 15, 2021
    400,000 United States of America ^^                                  435,844
            6.500% February 15, 2010
    500,000 United States of America ^^                                  501,660
            4.375% May 15, 2007
    500,000 United States of America ^^                                  496,563
            4.000% June 15, 2009
    500,000 United States of America ^^                                  495,489
            1.625% February 28, 2006
  1,000,000 United States of America ^^                                  981,953
            3.375% February 15, 2008
    500,000 United States of America ^^                                  482,481
            3.125% April 15, 2009
    500,000 United States of America ^^                                  485,567
            3.250% January 15, 2009
    800,000 United States of America ^^                                  796,531
            4.250% November 15, 2013
    500,000 United States of America ^^                                  487,754
            3.375% December 15, 2008
    800,000 United States of America ^^                                  797,250
            4.250% August 15, 2013
    500,000 United States of America ^^                                  488,281
            3.000% November 15, 2007
    600,000 United States of America ^^                                  672,187
            5.375% February 15, 2031
    800,000 United States of America ^^                                  993,344
            6.250% May 15, 2030
    500,000 United States of America ^^                                  496,914
            1.875% January 31, 2006
    600,000 United States of America ^^                                  868,383
            8.750% August 15, 2020
    600,000 United States of America ^^                                  742,242
            7.250% May 15, 2016
    500,000 United States of America ^^                                  682,637
            8.125% August 15, 2019
    500,000 United States of America ^^                                  492,774
            2.375% August 15, 2006
    500,000 United States of America ^^                                  487,364
            3.500% August 15, 2009
    500,000 United States of America ^^                                  496,426
            4.250% November 15, 2014
    500,000 United States of America ^^                                  494,531
            3.875% May 15, 2009
    500,000 United States of America ^^                                  496,875
            4.250% August 15, 2015
    500,000 United States of America ^^                                  487,383
            3.250% August 15, 2008
    500,000 United States of America ^^                                  491,875
            3.250% August 15, 2007
    500,000 United States of America ^^                                  497,832
            1.875% December 31, 2005
    500,000 United States of America ^^                                  498,789
            1.875% November 30, 2005
                                                                     $31,370,913

UTILITIES --- .85%
    500,000 Duke Energy Corp                                             510,574
            1st Mortgage
            5.300% October 1, 2015
    500,000 ONEOK Inc                                                    548,885
            Senior Notes
            7.125% April 15, 2011
                                                                      $1,059,459

TOTAL BONDS --- 98.43%                                              $122,365,537
(Cost $122,466,636)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,954,000 Freddie Mac                                                1,953,655
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.57%                                $1,953,655
(Cost $1,953,655)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%                           $124,319,192
(Cost $124,420,291)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at September 30, 2005 were $491,028, $484,634, and 0.39% respectively.
** Security is an agency note with maturity date and interest rated indicated. ^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2005, the U.S. Federal income tax cost basis was $124,276,981. The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,531,297 and gross depreciation of securities in which there was an excess of tax cost over value of $1,489,086, resulting in net appreciation of $42,211.

Maxim Series Fund, Inc.

Maxim Federated Bond Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- .44%
     50,000 L-3 Communications Corp                                       49,500
            Senior Subordinated Notes
            6.125% January 15, 2014
    438,000 Raytheon Co                                                  452,599
            Notes
            6.750% August 15, 2007
                                                                        $502,099

AGENCY --- 31.03%
  3,555,161 Fannie Mae                                                 3,487,497
            4.500% June 1, 2018
    822,164 Fannie Mae                                                   836,119
            6.000% August 1, 2032
  1,200,951 Fannie Mae                                                 1,240,027
            6.500% January 1, 2031
  3,707,070 Fannie Mae                                                 3,699,866
            5.000% February 1, 2018
  1,643,895 Fannie Mae                                                 1,640,151
            5.000% May 1, 2019
  1,986,436 Fannie Mae                                                 1,987,357
            5.500% July 1, 2033
  2,000,000 Federal Farm Credit **                                     1,961,470
            2.375% October 2, 2006
  3,496,134 Freddie Mac                                                3,497,882
            5.500% August 1, 2035
    580,216 Freddie Mac                                                  590,406
            6.000% April 1, 2035
    454,627 Freddie Mac                                                  462,608
            6.000% November 1, 2033
  1,422,254 Freddie Mac                                                1,423,739
            5.500% October 1, 2033
  3,476,590 Freddie Mac                                                3,528,786
            5.500% February 1, 2018
  3,938,771 Freddie Mac                                                3,860,605
            5.000% March 1, 2034
  1,165,082 Freddie Mac                                                1,185,544
            6.000% June 1, 2035
  1,260,838 Freddie Mac                                                1,235,091
            4.500% June 1, 2020
  3,000,000 Freddie Mac ** ^^                                          2,937,546
            3.500% April 1, 2008
  1,599,359 Ginnie Mae                                                 1,638,538
            6.000% February 15, 2032
                                                                     $35,213,232

AUTO PARTS & EQUIPMENT --- .04%
     50,000 Cooper-Standard Automotive Inc                                42,000
            Company Guaranteed Notes
            8.375% December 15, 2014
                                                                         $42,000

AUTOMOBILES --- 1.40%
    500,000 DaimlerChrysler NA Holding Corp                              528,643
            Global Notes
            6.500% November 15, 2013
    500,000 Daimlerchrysler NA Holding Corp ++                           503,411
            Notes
            4.747% August 8, 2006
     50,000 Ford Motor Co ^^                                              39,000
            Notes
            7.450% July 16, 2031
    200,000 General Motors Corp ^^                                       170,500
            Senior Unsecured Notes
            7.125% July 15, 2013
    450,000 General Motors Corp ^^                                       351,000
            Debentures
            8.375% July 15, 2033
                                                                      $1,592,554

BANKS --- 2.19%
    200,000 BB&T Corp                                                    202,210
            Subordinated Notes
            5.200% December 23, 2015
    500,000 Marshall & Ilsley Bank                                       493,372
            Notes
            4.400% March 15, 2010
  1,000,000 PNC Funding Corp                                           1,097,585
            Unsecured Subordinated Bonds
            7.500% November 1, 2009
    700,000 Wachovia Bank NA                                             687,319
            Subordinated Notes
            4.800% November 1, 2014
                                                                      $2,480,486

BROADCAST/MEDIA --- .36%
     50,000 CSC Holdings Inc                                              50,375
            Senior Notes
            8.125% July 15, 2009
     50,000 DirecTV #                                                     49,625
            Senior Notes
            6.375% June 15, 2015
     50,000 EchoStar DBS Corp                                             49,563
            Senior Notes
            6.375% October 1, 2011
     50,000 Kabel Deutschland GmbH #                                      55,250
            Company Guaranteed Notes
            10.625% July 1, 2014
     50,000 LIN Television Corp #                                         47,375
            Senior Subordinated Notes
            6.500% May 15, 2013
     50,000 Rainbow National Services LLC #                               56,500
            Senior Subordinated Debentures
            10.375% September 1, 2014
     50,000 Sinclair Broadcast Group Inc                                  52,500
            Company Guaranteed Notes
            8.750% December 15, 2011
     50,000 Videotron Ltee #                                              49,625
            Notes
            6.375% December 15, 2015
                                                                        $410,813

BUILDING MATERIALS --- .17%
     50,000 Goodman Global Holding Co Inc # ^^                            45,250
            Senior Subordinated Notes
            7.875% December 15, 2012
     50,000 Nortek Inc                                                    46,000
            Senior Subordinated Notes
            8.500% September 1, 2014
     50,000 Panolam Industries International Inc #                        49,375
            Senior Subordinated Notes
            10.750% October 1, 2013
     50,000 Texas Industries Inc #                                        52,000
            Senior Notes
            7.250% July 15, 2013
                                                                        $192,625

CANADIAN - PROVINCIAL --- 2.79%
  2,000,000 Hydro-Quebec                                               2,160,540
            Notes
            6.300% May 11, 2011
  1,000,000 Province of Quebec                                         1,007,347
            Notes
            5.500% April 11, 2006
                                                                      $3,167,887

CHEMICALS --- .19%
     50,000 Equistar Chemicals LP                                         52,000
            Notes
            8.750% February 15, 2009
     50,000 Lyondell Chemical Co                                          52,375
            Company Guaranteed Notes
            9.500% December 15, 2008
     50,000 Nalco Co ^^                                                   51,313
            Senior Subordinated Notes
            8.875% November 15, 2013
     50,000 Union Carbide Chemicals & Plastics Co Inc                     54,805
            Debentures
            7.875% April 1, 2023
                                                                        $210,493

COLLATERALIZED BOND OBLIGATION --- 1.34%
  1,526,300 Wells Fargo Mortgage Backed Securities Trust               1,515,330
            Series 2003-18 Class A1
            5.500% December 25, 2033
                                                                      $1,515,330

COMMERCIAL MORTGAGED BACKED --- 1.53%
    788,329 Morgan Stanley Capital I                                     760,865
            Series 2004-T13 Class A1
            2.850% September 13, 2045
  1,000,000 Washington Mutual                                            970,801
            Series 2003-AR5 Class A6
            3.695% June 25, 2033
                                                                      $1,731,666

COMPUTER HARDWARE & SYSTEMS --- .95%
  1,000,000 International Business Machines Corp ^^                    1,031,902
            Notes
            6.450% August 1, 2007
     50,000 SMART Modular Technologies Inc #                              51,000
            Senior Notes
            9.004% April 1, 2012
                                                                      $1,082,902

COMPUTER SOFTWARE & SERVICES --- 1.03%
  1,000,000 Computer Sciences Corp                                     1,114,854
            Notes
            7.375% June 15, 2011
     50,000 SunGard Data Systems Inc #                                    51,813
            Senior Unsecured Notes
            9.125% August 15, 2013
                                                                      $1,166,667

CONTAINERS --- .09%
     50,000 Graphic Packaging International Corp                          47,000
            Senior Subordinated Notes
            9.500% August 15, 2013
     50,000 Owens-Brockway Glass Container Inc                            52,000
            Company Guaranteed Notes
            8.250% May 15, 2013
                                                                         $99,000

ELECTRIC COMPANIES --- 1.04%
    500,000 Dominion Resources Inc ++                                    500,661
            Senior Notes
            4.090% May 15, 2006
     50,000 Edison Mission Energy                                         59,250
            Senior Notes
            9.875% April 15, 2011
     50,000 NorthWestern Corp                                             50,512
            Secured Bonds
            5.875% November 1, 2014
    170,000 Scottish Power PLC                                           169,901
            Notes
            4.910% March 15, 2010
     50,000 Sierra Pacific Resources # ^^                                 50,125
            Notes
            6.750% August 15, 2017
     50,000 Texas Genco Financing LLC #                                   50,875
            Senior Notes
            6.875% December 15, 2014
    300,000 Westar Energy Inc                                            296,017
            1st Mortgage
            5.875% July 15, 2036
                                                                      $1,177,341

ELECTRONICS - SEMICONDUCTOR --- .05%
     50,000 Freescale Semiconductor Inc                                   53,250
            Senior Notes
            7.125% July 15, 2014
                                                                         $53,250

FINANCIAL SERVICES --- 6.27%
     50,000 ALH Finance LLC ^^                                            47,250
            Senior Subordinated Notes
            8.500% January 15, 2013
     50,000 American Real Estate Partners LP                              52,500
            Senior Notes
            8.125% June 1, 2012
  1,000,000 Boeing Capital Corp                                        1,089,722
            Notes
            6.500% February 15, 2012
     50,000 Borden US Finance Corp #                                      50,750
            Secured Notes
            9.000% July 15, 2014
    500,000 CIT Group Inc ++                                             500,600
            Senior Notes
            4.106% June 19, 2006
  1,000,000 Citigroup Inc                                              1,004,053
            Senior Notes
            6.750% December 1, 2005
    750,000 Ford Motor Credit Co                                         717,380
            Bonds
            7.375% February 1, 2011
    600,000 General Electric Capital Corp                                579,431
            Notes
            3.750% December 15, 2009
     50,000 General Motors Acceptance Corp                                45,481
            Notes
            6.875% September 15, 2011
     50,000 General Motors Acceptance Corp                                43,658
            Bonds
            8.000% November 1, 2031
    750,000 General Motors Acceptance Corp                               752,382
            Notes
            6.125% September 15, 2006
  1,000,000 Household Finance Corp                                     1,015,510
            Notes
            5.750% January 30, 2007
    200,000 International Lease Finance Corp                             199,021
            Unsecured Notes
            4.875% September 1, 2010
  1,000,000 USA Education Inc                                          1,015,401
            Notes
            5.625% April 10, 2007
                                                                      $7,113,139

FOOD & BEVERAGES --- .27%
     50,000 B&G Foods Inc                                                 50,625
            Senior Notes
            8.000% October 1, 2011
     50,000 Del Monte Corp #                                              50,250
            Senior Notes
            6.750% February 15, 2015
     50,000 Michael Foods Inc                                             51,063
            Senior Subordinated Notes
            8.000% November 15, 2013
     50,000 National Beef Packing Co LLC                                  51,875
            Senior Notes
            10.500% August 1, 2011
     50,000 Pilgrims Pride Corp                                           55,000
            Senior Subordinated Notes
            9.250% November 15, 2013
     50,000 Smithfield Foods Inc                                          52,500
            Senior Notes
            7.750% May 15, 2013
                                                                        $311,313

FOREIGN GOVERNMENTS --- .41%
    400,000 Government of Mexico                                         464,000
            Notes
            7.500% April 8, 2033
                                                                        $464,000

GOLD, METALS & MINING --- 1.67%
  1,000,000 BHP Finance USA Ltd                                          994,310
            Notes
            4.800% April 15, 2013
    500,000 Inco Ltd                                                     512,266
            Bonds
            5.700% October 15, 2015
    400,000 Newmont Mining Corp                                          392,037
            Notes
            5.875% April 1, 2035
                                                                      $1,898,613

HEALTH CARE RELATED --- .81%
     50,000 AmeriPath Inc                                                 52,000
            Company Guaranteed Notes
            10.500% April 1, 2013
    150,000 HCA Inc                                                      148,403
            Senior Unsecured Notes
            6.375% January 15, 2015
    740,000 UnitedHealth Group Inc                                       719,136
            Senior Unsecured Notes
            3.300% January 30, 2008
                                                                        $919,539

HOTELS/MOTELS --- .09%
     50,000 Gaylord Entertainment Co                                      48,375
            Company Guaranteed Notes
            6.750% November 15, 2014
     50,000 Starwood Hotels & Resorts Worldwide Inc                       54,500
            Company Guaranteed Notes
            7.875% May 1, 2012
                                                                        $102,875

INDEPENDENT POWER PRODUCTS --- .04%
     50,000 Reliant Energy Inc ^^                                         49,125
            Secured Notes
            6.750% December 15, 2014
                                                                         $49,125

INSURANCE RELATED --- 1.21%
  1,000,000 AXA                                                        1,316,496
            Unsecured Notes
            8.600% December 15, 2030
     50,000 Vanguard Health Holding Co II                                 53,237
            Senior Subordinated Notes
            9.000% October 1, 2014
                                                                      $1,369,733

INVESTMENT BANK/BROKERAGE FIRM --- .51%
     75,000 BCP Crystal US Holdings ^^                                    83,438
            Senior Subordinated Notes
            9.625% June 15, 2014
    500,000 Goldman Sachs Group Inc ++ ^^                                500,434
            Notes
            3.800% April 20, 2006
                                                                        $583,872

LEISURE & ENTERTAINMENT --- 1.21%
    750,000 AOL Time Warner Inc                                          878,648
            Company Guaranteed Bonds
            7.625% April 15, 2031
     50,000 Boyd Gaming Corp                                              52,563
            Senior Subordinated Notes
            7.750% December 15, 2012
     50,000 Cinemark Inc +                                                35,000
            Step Bond 0% - 9.750%
            10.130% March 15, 2014
     50,000 Kerzner International Ltd #                                   48,438
            Senior Subordinated Notes
            6.750% October 1, 2015
    100,000 Mandalay Resort Group ^^                                     110,250
            Senior Subordinated Notes
            9.375% February 15, 2010
     50,000 Penn National Gaming Inc ^^                                   49,000
            Senior Subordinated Notes
            6.750% March 1, 2015
     50,000 Royal Caribbean Cruises Ltd                                   51,625
            Senior Notes
            7.000% October 15, 2007
     50,000 San Pasqual Casino #                                          50,313
            Notes
            8.000% September 15, 2013
     50,000 Station Casinos Inc                                           49,938
            Senior Notes
            6.000% April 1, 2012
     50,000 True Temper Sports Inc                                        46,500
            Company Guaranteed Notes
            8.375% September 15, 2011
                                                                      $1,372,275

MACHINERY --- .06%
     75,000 Nell AF SARL # ^^                                             73,313
            Senior Notes
            8.375% August 15, 2015
                                                                         $73,313

MANUFACTURING --- .04%
     50,000 Aearo Co I                                                    50,000
            Senior Subordinated Notes
            8.250% April 15, 2012
                                                                         $50,000

MEDICAL PRODUCTS --- .13%
     50,000 Fisher Scientific International Inc #                         50,125
            Senior Subordinated Notes
            6.125% July 1, 2015
     50,000 Norcross Safety Products LLC                                  53,625
            Senior Subordinated Notes
            9.875% August 15, 2011
     50,000 VWR International Inc                                         48,688
            Senior Subordinated Notes
            8.000% April 15, 2014
                                                                        $152,438

MISCELLANEOUS --- .13%
     50,000 Playtex Products Inc                                          52,188
            Company Guaranteed Notes
            9.375% June 1, 2011
     50,000 Spectrum Brands Inc ^^                                        45,000
            Company Guaranteed Notes
            7.375% February 1, 2015
     50,000 Stena AB                                                      54,250
            Senior Notes
            9.625% December 1, 2012
                                                                        $151,438

OIL & GAS --- .98%
    400,000 Canadian Natural Resources Ltd                               397,243
            Bonds
            5.850% February 1, 2035
    300,000 Consolidated Natural Gas Co                                  295,695
            Senior Notes
            5.000% December 1, 2014
     50,000 El Paso Corp ^^                                               49,500
            Senior Notes
            6.750% May 15, 2009
     50,000 Grant Prideco Inc #                                           50,500
            Senior Unsecured Notes
            6.125% August 15, 2015
     50,000 Pacific Energy Partners LP/Pacific Energy Finance Corp # ^^   50,125
            Senior Notes
            6.250% September 15, 2015
     50,000 Pogo Producing Co # ^^                                        50,688
            Senior Subordinated Notes
            6.875% October 1, 2017
     50,000 Range Resources Corp                                          53,000
            Senior Subordinated Notes
            7.375% July 15, 2013
     50,000 Swift Energy Co                                               54,000
            Senior Subordinated Notes
            9.375% May 1, 2012
     50,000 Tennessee Gas Pipeline Co                                     57,119
            Bonds
            8.375% June 15, 2032
     50,000 Williams Cos Inc                                              54,125
            Senior Notes
            7.625% July 15, 2019
                                                                      $1,111,995

OTHER ASSET-BACKED --- .38%
    427,370 First Franklin Mortgage Loan Asset Backed Certificates ++    428,092
            Series 2003-FF5 Class A3
            4.180% March 25, 2034
                                                                        $428,092

PAPER & FOREST PRODUCTS --- .13%
     50,000 Abitibi-Consolidated Inc ^^                                   49,125
            Senior Notes
            8.375% April 1, 2015
     50,000 Georgia-Pacific Corp                                          55,250
            Notes
            8.125% May 15, 2011
     50,000 NewPage Corp ^^                                               43,500
            Senior Subordinated Notes
            12.000% May 1, 2013
                                                                        $147,875

PERSONAL LOANS --- .59%
    170,000 HSBC Finance Corp                                            169,349
            Unsecured Bonds
            4.750% April 15, 2010
    500,000 SLM Corp ++ ^^                                               501,037
            Notes
            4.070% September 15, 2006
                                                                        $670,386

PHARMACEUTICALS --- .54%
    600,000 Wyeth                                                        614,837
            Notes
            5.500% February 1, 2014
                                                                        $614,837

POLLUTION CONTROL --- .76%
     50,000 Allied Waste North America Inc                                52,125
            Company Guaranteed Notes
            8.875% April 1, 2008
    750,000 Republic Services Inc                                        809,008
            Senior Unsecured Notes
            6.750% August 15, 2011
                                                                        $861,133

PRINTING & PUBLISHING --- 1.68%
     50,000 CBD Media Inc                                                 51,625
            Company Guaranteed Notes
            8.625% June 1, 2011
     50,000 Dex Media Inc +                                               39,375
            Step Bond 0% - 9.000%
            8.350% November 15, 2013
    400,000 New York Times Co                                            399,237
            Notes
            4.500% March 15, 2010
    750,000 News America Holdings Inc                                    926,341
            Senior Debentures
            9.250% February 1, 2013
    500,000 Reed Elsevier Capital Inc                                    485,721
            Notes
            4.625% June 15, 2012
                                                                      $1,902,299

RAILROADS --- .86%
  1,000,000 Union Pacific Corp                                           980,563
            Senior Notes
            4.875% January 15, 2015
                                                                        $980,563

REAL ESTATE --- 1.67%
  1,000,000 Duke Realty LP REIT ++                                     1,000,898
            Notes
            4.184% December 22, 2006
    750,000 EOP Operating LP                                             793,981
            Unsecured Notes
            7.750% November 15, 2007
     50,000 Host Marriott LP REIT                                         48,500
            Company Guaranteed Notes
            6.375% March 15, 2015
     50,000 Ventas Realty LP REIT #                                       50,750
            Senior Notes
            6.750% June 1, 2010
                                                                      $1,894,129

RESTAURANTS --- .04%
     50,000 Landry's Restaurants Inc                                      47,500
            Company Guaranteed Notes
            7.500% December 15, 2014
                                                                         $47,500

RETAIL --- 1.64%
  1,000,000 CVS Corp                                                   1,004,589
            Unsecured Notes
            5.625% March 15, 2006
     50,000 Couche-Tard US LP/Couche-Tard Finance Corp                    51,500
            Senior Subordinated Notes
            7.500% December 15, 2013
    750,000 Kroger Co                                                    801,374
            Senior Unsecured Notes
            7.250% June 1, 2009
                                                                      $1,857,463

SPECIALIZED SERVICES --- 0.21%
     50,000 ASG Consolidated LLC +                                       38,250
            Step Bond 0% - 11.500%
            9.850% November 1, 2011
     50,000 Global Cash Finance Corp                                      53,750
            Senior Subordinated Notes
            8.750% March 15, 2012
     50,000 Knowledge Learning Corp Inc #                                 49,000
            Company Guaranteed Notes
            7.750% February 1, 2015
     50,000 Lamar Media Corp #                                            50,875
            Senior Subordinated Notes
            6.625% August 15, 2015
     50,000 WDAC Subsidiary Corp #                                        48,375
            Senior Notes
            8.375% December 1, 2014
                                                                        $240,250

TELEPHONE & TELECOMMUNICATIONS --- 2.75%
    750,000 AT&T Wireless Services Inc                                   758,709
            Senior Notes
            7.350% March 1, 2006
     50,000 Intelsat Bermuda Ltd # ^^                                     51,000
            Senior Notes
            8.625% January 15, 2015
     50,000 PanAmSat Holding Corp +                                       34,500
            Step Bond 0% - 10.000%
            9.720% November 1, 2014
    100,000 Qwest Corp                                                   109,250
            Notes
            8.875% March 15, 2012
    100,000 Rogers Wireless Communications Inc                           100,500
            Secured Notes
            6.375% March 1, 2014
    540,000 SBC Communications Inc                                       535,094
            Notes
            5.100% September 15, 2014
    320,000 Sprint Capital Corp                                          429,097
            Company Guaranteed Bonds
            8.750% March 15, 2032
  1,000,000 Verizon Global Funding Corp                                1,105,163
            Senior Unsecured Notes
            7.250% December 1, 2010
                                                                      $3,123,313

U.S. GOVERNMENTS --- 21.90%
  5,000,000 United States of America ^^                                4,946,485
            3.750% May 15, 2008
  1,000,000 United States of America ^^                                  974,258
            3.875% February 15, 2013
  4,135,000 United States of America ^^                                4,196,502
            1.625% January 15, 2015
  4,000,000 United States of America ^^                                3,956,248
            3.875% May 15, 2009
  2,670,000 United States of America ^^                                3,315,286
            6.250% May 15, 2030
  1,650,000 United States of America ^^                                2,041,166
            7.250% May 15, 2016
  3,000,000 United States of America ^^                                2,972,694
            4.000% April 15, 2010
    400,000 United States of America ^^                                  390,938
            4.000% February 15, 2014
  2,000,000 United States of America ^^                                2,060,468
            4.750% May 15, 2014
                                                                     $24,854,045

TOTAL BONDS --- 91.62%                                              $103,983,898
(Cost $105,617,020)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------


  3,000,000 Federal Home Loan Bank                                     2,999,407
                  3.612%, October 3, 2005
  5,392,000 Freddie Mac                                                5,391,047
                  3.225%, October 3, 2005
  1,117,000 Freddie Mac                                                1,116,666
                  3.642%, October 4, 2005

TOTAL SHORT-TERM INVESTMENTS --- 8.38%                                $9,507,120
(Cost $9,507,120)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%                       $113,491,018
(Cost $115,124,140)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value, and percentage of net assets of these restricted securities held at September 30, 2005 were $1,348,763, $1,333,315 and 1.16%, respectively.
** Security is an agency note with maturity date and interest rate indicated.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2005. ++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government. At September 30, 2005, the U.S. Federal income tax cost basis was $115,216,387. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $262,332 and gross depreciation of securities in which there was an excess of tax cost over value of $1,987,701, resulting in net depreciation of $1,725,369.

Maxim Series Fund, Inc.

Maxim Global Bond Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

CANADIAN - FEDERAL --- 8.77%
  3,830,000 Government of Canada                                       3,324,704
        CAD Bonds
            8.750% December 1, 2005
  2,720,000 Government of Canada                                       2,390,558
        CAD Bonds
            4.500% September 1, 2007
  6,995,000 Government of Canada                                       6,151,568
        CAD Bonds
            5.750% September 1, 2006
  9,155,000 Government of Canada                                       7,867,000
        CAD Bonds
            3.000% June 1, 2006
    970,000 Government of Canada ~                                       826,498
        CAD Zero Coupon
            2.600% January 26, 2006
                                                                     $20,560,328

CANADIAN - PROVINCIAL --- 1.97%
    160,000 Province of Alberta                                          137,980
        CAD Senior Unsecured Notes
            7.250% October 28, 2005
  5,180,000 Province of Alberta                                        4,487,328
        CAD Global Bonds
            7.500% December 1, 2005
                                                                      $4,625,308

FOREIGN BANKS --- 7.89%
  5,680,000 KfW Bankengruppe                                           3,917,491
        NZD Foreign Government Guaranteed Bonds
            6.375% February 17, 2015
  5,000,000 KfW International Finance Inc                              4,896,810
            Foreign Government Guaranteed Notes
            2.375% September 25, 2006
  9,700,000 Korea Development Bank                                     9,704,976
            Bonds
            4.020% October 20, 2009
                                                                     $18,519,277

FOREIGN GOVERNMENTS --- 69.24%
    670,000 Deutsche Bundesrepublik                                      823,489
        EUR Bonds
            4.000% February 16, 2007
    220,000 Deutsche Bundesrepublik                                      277,982
        EUR Bonds
            3.750% July 4, 2013
    720,000 Deutsche Bundesrepublik                                      886,191
        EUR Bonds
            3.250% April 9, 2010
    200,000 Deutsche Bundesrepublik                                      267,400
        EUR Bonds
            5.250% July 4, 2010
  7,566,250 Government of Argentina ++                                 6,064,349
            Bonds
            3.968% August 3, 2012
  8,540,000 Government of Australia                                    6,646,130
        AUD Bonds
            6.000% May 1, 2012
    680,000 Government of Australia                                      547,094
        AUD Bonds
            8.000% March 1, 2008
  2,280,000 Government of Australia                                    1,771,047
        AUD Notes
            6.000% July 14, 2009
  9,230,000 Government of Australia                                    7,296,564
        AUD Notes
            6.000% October 14, 2015
    460,000 Government of Austria                                        584,151
        EUR Bonds
            5.000% January 15, 2008
  1,400,000 Government of Austria                                      2,363,956
        EUR Bonds
            6.250% July 15, 2027
  3,595,000 Government of Austria                                      4,903,644
        EUR Senior Unsecured Unsubordinated Notes
            4.650% January 15, 2018
  1,150,000 Government of Austria                                      1,538,851
        EUR Bonds
            5.500% January 15, 2010
    490,000 Government of Austria #                                      624,887
        EUR Notes
            5.500% October 20, 2007
    540,000 Government of Austria #                                      732,052
        EUR Senior Unsecured Unsubordinated Notes
            5.000% July 15, 2012
  2,090,000 Government of Belgium                                      2,731,315
        EUR Bonds
            4.250% September 28, 2014
    730,000 Government of Belgium                                        980,089
        EUR Bonds
            8.500% October 1, 2007
    280,000 Government of Belgium                                        380,381
        EUR Bonds
            5.000% September 28, 2012
    560,007 Government of Brazil ++                                      550,935
            Bonds
            4.285% April 15, 2012
  1,680,000 Government of Finland                                      2,350,686
        EUR Bonds
            5.375% July 4, 2013
  1,980,000 Government of Finland                                      2,573,936
        EUR Bonds
            5.000% April 25, 2009
  1,800,000 Government of Finland                                      2,371,368
        EUR Senior Unsubordinated Bonds
            4.250% July 4, 2015
    170,000 Government of France                                         224,455
        EUR Bonds
            4.250% April 25, 2019
    390,000 Government of France                                         501,142
        EUR Bonds
            4.000% April 25, 2013
    180,000 Government of France                                         225,205
        EUR Notes
            4.750% July 12, 2007
     80,000 Government of Germany                                        116,123
        EUR Bonds
            4.750% July 4, 2034
    250,000 Government of Greece                                         397,403
        EUR Bonds
            6.500% October 22, 2019
    400,000 Government of Greece                                         525,465
        EUR Bonds
            4.500% May 20, 2014
    820,000 Government of Greece                                       1,082,512
        EUR Bonds
            4.600% May 20, 2013
 1,057,000,000 Government of Indonesia                                    82,866
        IDR Bonds
            10.000% October 15, 2011
   35,000,000,000 Government of Indonesia                              2,480,573
                    IDR    Bonds
            9.500% June 15, 2015
52,150,000,000 Government of Indonesia                                 4,860,564
        IDR Bonds
            14.250% June 15, 2013
 4,450,000,000 Government of Indonesia                                   414,108
        IDR Bonds
            13.150% March 15, 2010
 5,375,000,000 Government of Indonesia                                   501,752
        IDR Bonds
            14.275% December 15, 2013
 3,700,000,000 Government of Indonesia                                   358,324
        IDR Bonds
            14.000% June 15, 2009
59,450,000,000 Government of Indonesia                                 4,415,444
        IDR Bonds
            10.750% May 15, 2016
845,000,000 Government of Indonesia                                       63,990
        IDR Bonds
            11.000% October 15, 2014
    290,000 Government of Ireland                                        396,135
        EUR Bonds
            5.000% April 18, 2013
  1,760,000 Government of Ireland                                      2,379,624
        EUR Bonds
            4.600% April 18, 2016
  5,000,000 Government of Italy                                        4,997,480
            Notes
            4.375% October 25, 2006
    930,000 Government of Italy                                          922,959
            Bonds
            2.500% March 31, 2006
 20,660,000 Government of Malaysia                                     5,936,195
        MYR Bonds
            6.450% July 1, 2008
    790,000 Government of Mexico #                                     1,118,182
        EUR Unsecured Notes
            7.500% March 8, 2010
    200,000 Government of Netherlands                                    242,895
        EUR Bonds
            6.000% January 15, 2006
     90,000 Government of Netherlands                                    117,323
        EUR Bonds
            4.250% July 15, 2013
    530,000 Government of Netherlands                                    968,583
        EUR Bonds
            7.500% January 15, 2023
     80,000 Government of Netherlands                                    108,026
        EUR Bonds
            5.500% July 15, 2010
  1,360,000 Government of Netherlands                                  1,717,062
        EUR Bonds
            3.750% July 15, 2014
  2,030,000 Government of New Zealand                                  1,415,867
        NZD Bonds
            6.000% April 15, 2015
1,440,000 Government of New Zealand                                    1,002,621
        NZD Bonds
            6.000% November 15, 2011
  1,570,000 Government of New Zealand                                  1,124,664
        NZD Bonds
            7.000% July 15, 2009
  6,260,000 Government of New Zealand                                  4,494,520
        NZD Bonds
            6.500% April 15, 2013
 53,650,000 Government of Norway                                       8,611,760
        NOK Bonds
            6.750% January 15, 2007
 16,890,000 Government of Norway ~                                     2,566,415
        NOK Zero Coupon
            1.960% December 21, 2005
 21,380,000 Government of Peru                                         6,987,372
        PEN Bonds
            8.600% August 12, 2017
  2,107,000 Government of Peru +                                       2,043,790
            Step Bond 3.250% - 5.000%
            5.000% March 7, 2017
  3,930,000 Government of Philippines                                  4,195,275
            Bonds
            8.875% March 17, 2015
 19,520,000 Government of Singapore                                   11,809,909
        SGD Bonds
            4.000% March 1, 2007
    630,000 Government of Spain                                          784,986
        EUR Bonds
            8.800% April 30, 2006
 25,010,000 Government of Sweden                                       4,262,927
        SEK Bonds
            3.500% December 1, 2015
 46,790,000 Government of Sweden                                       6,666,571
        SEK Bonds
            8.000% August 15, 2007
 18,000,000 Government of Thailand ~                                     425,856
        THB Zero Coupon
            3.310% August 24, 2006
 32,000,000 Government of Thailand ~                                     762,762
        THB Zero Coupon
            2.730% June 8, 2006
190,000,000 Government of Thailand ~                                   4,516,690
        THB Zero Coupon
            2.730% July 6, 2006
260,000,000 Government of Thailand ~                                   6,189,134
        THB Zero Coupon
            2.730% June 22, 2006
  3,000,000 Government of Ukraine                                      3,301,800
            Bonds
            7.650% June 11, 2013
  2,000,000 Government of Ukraine ++                                   2,177,400
            Notes
            7.345% August 5, 2009
  4,880,000 Government of Venezuela                                    5,773,040
            Debentures
            9.250% September 15, 2027
    890,000 Government of Venezuela ++                                   874,425
            Notes
            4.640% April 20, 2011
                                                                    $162,408,671

SUPRANATIONALS --- 2.14%
  5,000,000 European Investment Bank                                   5,024,085
            Notes
            4.875% September 6, 2006
                                                                      $5,024,085

TOTAL BONDS --- 90.01%                                              $211,137,669
(Cost $214,215,585)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

11,720,000 Federal Home Loan Bank                                     11,717,949
              3.195%, October 3, 2005
11,720,000 Freddie Mac                                                11,717,949
              3.195%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 9.99%                               $23,435,898
(Cost $23,435,898)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                          $234,573,567
(Cost $237,651,483)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at September 30, 2005 were $2,509,631, $2,475,121, and 1.04%, respectively.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2005. ++ Represents the current interest rate for variable rate security.

Currency Abbreviations EUR - Euro Dollars AUD - Australian Dollars CAD - Canadian Dollars IDR - Indo Rupiah MYR - Malaysian Ringgit NOK - Norwegian Krone NZD - New Zealand Dollars PEN - Peru New Sol SEK - Swedish Krona SGD - Singapore Dollars THB - Thailand Baht

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Global Bond Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim Global Bond Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2005, the U.S. Federal income tax cost basis was $237,661,980. The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,284,966 and gross depreciation of securities in which there was an excess of tax cost over value of $5,373,379, resulting in net depreciation of $3,088,413.

Summary of Investments by Country

Maxim Global Bond Portfolio
September 30, 2005
UNAUDITED

                                                                       % of Portfolio
             Country                           Value ($)                Investments
----------------------------------     -------------------------    ---------------------
Argentina                          $                  6,064,349                    2.59%
Australia                                            16,260,835                    6.93%
Austria                                              10,747,541                    4.58%
Belgium                                               4,091,785                    1.74%
Brazil                                                  550,935                    0.23%
Canada                                               25,185,636                   10.74%
Denmark                                               2,255,062                    0.96%
European Community                                    5,024,085                    2.14%
Finland                                               7,295,990                    3.11%
France                                                  950,802                    0.41%
Germany                                               8,930,424                    3.81%
Greece                                                2,005,380                    0.85%
Indonesia                                            13,177,621                    5.62%
Ireland                                               2,775,759                    1.18%
Italy                                                 5,920,439                    2.52%
Korea                                                 9,704,976                    4.14%
Malaysia                                              5,936,195                    2.53%
Mexico                                                1,118,182                    0.48%
Netherlands                                           3,153,889                    1.34%
New Zealand                                           8,037,672                    3.43%
Norway                                               11,178,175                    4.77%
Peru                                                  9,031,162                    3.85%
Philippines                                           4,195,275                    1.79%
Russia                                                3,301,800                    1.41%
Singapore                                            11,809,909                    5.03%
Spain                                                   784,986                    0.33%
Sweden                                               10,929,498                    4.66%
Thailand                                             11,894,442                    5.07%
Ukraine                                               2,177,400                    0.93%
Venezuela                                             6,647,465                    2.83%
United States                                        23,435,898                   10.00%
                                       -------------------------    ---------------------
                                   $                234,573,567                  100.00%
                                       =========================    =====================


Maxim Series Fund, Inc.

Maxim Loomis Sayles Bond Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 3.99%
  9,000,000 Fannie Mae **                                              5,273,296
        SGD 2.290% February 19, 2009
  2,000,000 Fannie Mae ^^                                              1,947,180
            2.375% February 15, 2007
    500,000 Freddie Mac **                                               299,462
        SGD 3.220% June 20, 2007
  4,250,000 Freddie Mac ^^                                             4,157,707
            3.625% September 15, 2008
                                                                     $11,677,645

AIRLINES --- 5.12%
    509,058 American Airlines Inc                                        514,148
            Pass Thru Certificates
            6.978% October 1, 2012
    100,368 American Airlines Inc                                         88,937
            Pass Thru Certificates
            8.040% September 16, 2011
    125,000 American Airlines Inc ^^                                     126,250
            Pass Thru Certificates
            7.024% April 15, 2011
    700,000 American Airlines Inc ^^                                     613,310
            Pass Thru Certificates
            7.324% October 15, 2009
    125,000 American Airlines Inc ^^                                     116,990
            Pass Thru Certificates
            8.608% October 1, 2012
  1,500,291 Atlas Air Inc                                              1,266,321
            Pass Thru Certificates
            7.680% January 2, 2014
  1,326,184 Atlas Air Inc                                              1,102,883
            Pass Thru Certificates
            7.630% January 2, 2015
    880,255 Atlas Air Inc                                                876,434
            Pass Thru Certificates
            7.380% January 2, 2018
    394,351 Atlas Air Inc                                                364,120
            Pass Thru Certificates
            9.057% January 2, 2014
    124,857 Atlas Air Inc                                                 68,133
            Pass Thru Certificates
            8.770% January 2, 2011
    117,634 Atlas Air Inc                                                116,904
            Pass Thru Certificates
            7.200% January 2, 2019
  5,637,959 Continental Airlines Inc                                   5,528,128
            Pass Thru Certificates
            6.545% August 2, 2020
    200,000 Continental Airlines Inc                                     137,250
            Pass Thru Certificates
            5.000% June 15, 2023
    731,189 Continental Airlines Inc                                     638,809
            Pass Thru Certificates
            7.373% December 15, 2015
     86,207 Continental Airlines Inc                                      76,134
            Pass Thru Certificates
            8.307% October 2, 2019
  2,135,224 Continental Airlines Inc                                   2,063,876
            Pass Thru Certificates
            6.648% March 15, 2019
  1,008,218 Continental Airlines Inc ^^                                  957,881
            Pass Thru Certificates
            6.703% June 15, 2021
    300,858 US Airways                                                   299,298
            Pass Thru Certificates
            6.850% January 30, 2018
                                                                     $14,955,806

AUTO PARTS & EQUIPMENT --- .76%
     45,000 Dana Corp                                                     34,268
            Notes
            7.000% March 1, 2029
    110,000 Dana Corp                                                     83,677
            Notes
            7.000% March 15, 2028
  3,300,000 Delphi Corp ++ ^^                                          2,112,000
            Debentures
            7.125% May 1, 2029
                                                                      $2,229,945

AUTOMOBILES --- .63%
  2,075,000 Ford Motor Co                                              1,488,813
            Debentures
            6.375% February 1, 2029
    500,000 General Motors Corp                                          346,250
            Bonds
            6.750% May 1, 2028
                                                                      $1,835,063

BANKS --- 1.28%
  2,500,000 HSBC Bank USA #                                            2,532,000
            Notes
            3.310% August 25, 2010
  1,000,000 Keycorp Capital III                                        1,207,116
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $3,739,116

BIOTECHNOLOGY --- 1.18%
    850,000 Chiron Corp                                                  830,875
            Convertible
            1.625% August 1, 2033
  1,510,000 Enzon Pharmaceuticals Inc                                  1,370,319
            Convertible
            4.500% July 1, 2008
    455,000 Nektar Therapeutic                                           445,331
            Convertible
            3.500% October 17, 2007
    185,000 Nektar Therapeutic #                                         194,713
            Convertible
            3.250% September 28, 2012
    630,000 Regeneron Pharmaceuticals Inc                                596,925
            Convertible
            5.500% October 17, 2008
                                                                      $3,438,163

BROADCAST/MEDIA --- .33%
  1,000,000 Clear Channel Communications Inc                             964,452
            Notes
            4.250% May 15, 2009
                                                                        $964,452

CANADIAN - FEDERAL --- 7.18%
 12,085,000 Government of Canada                                      10,621,286
        CAD Bonds
            4.500% September 1, 2007
  1,400,000 Government of Canada                                       1,283,315
        CAD Bonds
            6.000% June 1, 2008
 10,325,000 Government of Canada                                       9,083,691
        CAD Bonds
            4.250% September 1, 2008
                                                                     $20,988,292

CANADIAN - PROVINCIAL --- 7.23%
  3,827,060 Province of Alberta                                        3,623,938
        CAD Debentures
            5.930% September 16, 2016
  1,500,000 Province of British Columbia                               1,374,129
        CAD Debentures
            6.000% June 9, 2008
  2,925,000 Province of British Columbia                               2,575,635
        CAD Debentures
            5.250% December 1, 2006
 11,300,000 Province of Manitoba                                      10,281,688
        CAD Debentures
            5.750% June 2, 2008
  3,750,000 Province of Ontario                                        3,264,484
        CAD Debentures
            5.900% March 8, 2006
                                                                     $21,119,874

COMMUNICATIONS - EQUIPMENT --- 1.80%
  1,000,000 Corning Inc                                                1,071,043
            Debentures
            6.750% September 15, 2013
  4,555,000 Lucent Technologies Inc                                    3,985,625
            Debentures
            6.450% March 15, 2029
    250,000 Lucent Technologies Inc                                      216,250
            Debentures
            6.500% January 15, 2028
                                                                      $5,272,918

COMPUTER HARDWARE & SYSTEMS --- .09%
    290,000 Maxtor Corp ^                                                261,000
            Convertible
            5.750% March 1, 2012
                                                                        $261,000

ELECTRIC COMPANIES --- 2.84%
    105,000 Commonwealth Edison Co ^                                     101,942
            Debentures
            4.750% December 1, 2011
  3,385,000 Empresa Nacional de Electricidad SA ^^                     3,643,570
            Bonds
            7.875% February 1, 2027
    700,000 Enersis SA                                                   739,645
            Bonds
            7.375% January 15, 2014
  1,889,000 Enersis SA                                                 2,013,219
            Yankee Notes
            7.400% December 1, 2016
    446,250 Quezon Power Philippines Ltd                                 435,094
            Bonds
            8.860% June 15, 2017
    250,000 SP Powerassets Ltd                                           153,801
        SGD Notes
            3.730% October 22, 2010
    250,000 Southern California Edison Co                                275,481
            Notes
            7.625% January 15, 2010
    130,000 TXU Corp                                                     123,413
            Notes
            5.550% November 15, 2014
    865,000 TXU Corp                                                     802,808
            Notes
            6.550% November 15, 2034
                                                                      $8,288,973

ELECTRONIC INSTRUMENTS & EQUIP --- .79%
  2,000,000 Arrow Electronics Inc                                      2,149,370
            Senior Notes
            6.875% July 1, 2013
    175,000 SCI Systems Inc                                              168,438
            Convertible
            3.000% March 15, 2007
                                                                      $2,317,808

ELECTRONICS - SEMICONDUCTOR --- .36%
    125,000 Amkor Technology Inc ^^                                      107,813
            Senior Notes
            7.125% March 15, 2011
    500,000 Amkor Technology Inc ^^                                      440,625
            Convertible
            5.000% March 15, 2007
    250,000 Hynix Semiconductor Inc #                                    277,500
            Senior Notes
            9.875% July 1, 2012
    240,000 Kulicke & Soffa Industries Inc                               177,300
            Convertible
            .500% November 30, 2008
     40,000 Richardson Electronics Ltd #                                  37,000
            Convertible
            7.750% December 15, 2011
                                                                      $1,040,238

ENGINEERING & CONSTRUCTION --- .04%
    125,000 North American Energy Partners Inc                           118,750
            Senior Notes
            8.750% December 1, 2011
                                                                        $118,750

FINANCIAL SERVICES --- 7.09%
  1,355,000 Astoria Depositor Corp #                                   1,346,396
            Pass Thru Certificates
            8.144% May 1, 2021
  1,650,000 Cerro Negro Finance Ltd #                                  1,571,625
            Bonds
            7.900% December 1, 2020
 12,375,000 General Electric Capital Corp                              8,411,449
        NZD Senior Unsubordinated Notes
            6.500% September 28, 2015
  2,000,000 General Motors Acceptance Corp                             1,958,028
        GBP Notes
            4.670% March 20, 2007
  2,000,000 General Motors Acceptance Corp                             3,534,288
            Unsubordinated Notes
            7.000% December 7, 2005
    500,000 General Motors Acceptance Corp                               486,212
            Notes
            4.559% July 16, 2007
 12,275,000 JP Morgan Chase Bank NA # ~                                2,950,590
        BRL Zero Coupon
            13.870% May 17, 2010
    447,460 Power Receivables Finance #                                  457,904
            Senior Notes
            6.290% January 1, 2012
                                                                     $20,716,492

FOREIGN BANKS --- 3.19%
3,020,000,000 Barclays Financial LLC #                                 2,831,970
          KRW Notes
              4.060% September 16, 2010
159,000,000 Barclays Financial LLC #                                   3,645,243
        THB Bonds
            4.100% March 22, 2010
125,000,000 Barclays Financial LLC #                                   2,855,707
        THB Bonds
            4.160% February 22, 2010
                                                                      $9,332,920

FOREIGN GOVERNMENTS --- 7.62%
    100,000 Government of Brazil                                         106,700
            Unsubordinated Notes
            8.875% April 15, 2024
  5,670,000 Government of Brazil ^^                                    6,793,160
            Bonds
            10.125% May 15, 2027
  1,150,000 Government of Brazil ^^                                    1,409,900
            Unsubordinated Notes
            11.000% August 17, 2040
  2,065,000 Government of Brazil ^^                                    2,075,325
            Bonds
            8.250% January 20, 2034
 80,000,000 Government of Mexico                                       6,884,447
        MXP Bonds
            8.000% December 7, 2023
    250,000 Government of Mexico ^^                                      280,500
            Global Notes
            7.500% January 14, 2012
 16,700,000 Government of Norway                                       2,680,641
        NOK Global Bonds
            6.750% January 15, 2007
    490,000 Government of Peru "                                         475,300
            Step Bond 3.250% - 5.000%
            5.000% March 7, 2017
    360,000 Government of Uruguay                                        369,000
            Bonds
            7.500% March 15, 2015
    719,600 Government of Uruguay                                        706,108
            Global Notes
            7.875% January 15, 2033
  3,000,000 Government of South Africa                                  497,190
        ZAR Bonds
            12.500% December 21, 2006
                                                                     $22,278,271

GOLD, METALS & MINING --- .24%
    750,000 AK Steel Corp ^^                                             691,875
            Company Guaranteed Notes
            7.750% June 15, 2012
    500,000 Murrin Murrin Holdings @ ++ (delta)                                0
            Bonds
            9.375% August 31, 2027
                                                                        $691,875

HEALTH CARE RELATED --- 2.00%
  1,000,000 HCA Inc                                                      997,692
            Bonds
            7.500% November 6, 2033
    600,000 HCA Inc                                                      594,547
            Notes
            7.580% September 15, 2025
  2,400,000 HCA Inc                                                    2,266,829
            Debentures
            7.050% December 1, 2027
  2,000,000 HCA Inc                                                    1,976,880
            Notes
            6.250% February 15, 2013
                                                                      $5,835,948

HOMEBUILDING --- .17%
    500,000 Pulte Corp                                                   500,628
            Senior Notes
            7.300% October 24, 2005
                                                                        $500,628

INSURANCE RELATED --- 1.92%
  9,600,000 ASIF Global Finance XXVII #                                5,618,858
        SGD Senior Notes
            2.380% February 26, 2009
                                                                      $5,618,858

INVESTMENT BANK/BROKERAGE FIRM --- .32%
    950,000 Morgan Stanley                                               927,368
            Notes
            3.625% April 1, 2008
                                                                        $927,368

MANUFACTURING --- .66%
    750,000 Bombardier Inc                                               541,935
        CAD Debentures
            7.350% December 22, 2026
  1,720,000 Borden Inc                                                 1,376,000
            Debentures
            7.875% February 15, 2023
                                                                      $1,917,935

MEDICAL PRODUCTS --- .55%
  1,500,000 Bausch & Lomb Inc                                          1,616,154
            Debentures
            7.125% August 1, 2028
                                                                      $1,616,154

MISCELLANEOUS --- .41%
  1,180,132 PF Export Rec Master Trust Technologies #                  1,186,670
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,186,670

OFFICE EQUIPMENT & SUPPLIES --- .27%
    750,000 Xerox Capital Trust I                                        778,125
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $778,125

OIL & GAS --- 3.57%
    700,000 Devon Energy Corp                                            861,000
            Convertible
            4.950% August 15, 2008
    500,000 Devon Energy Corp ^^                                         615,000
            Convertible
            4.900% August 15, 2008
  2,000,000 El Paso CGP Co                                             1,800,000
            Senior Notes
            6.950% June 1, 2028
    200,000 El Paso CGP Co                                               195,000
            Notes
            6.375% February 1, 2009
    710,000 El Paso CGP Co ^^                                            724,200
            Notes
            7.750% June 15, 2010
    250,000 El Paso Corp                                                 250,625
            Senior Notes
            7.800% August 1, 2031
  3,100,000 El Paso Corp                                               3,092,250
            Senior Notes
            7.000% May 15, 2011
  1,212,000 Pecom Energia SA #                                         1,296,840
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     764,000
            Company Guaranteed Bonds
            8.220% April 1, 2017
    776,000 Williams Cos Inc                                             824,500
            Debentures
            7.500% January 15, 2031
                                                                     $10,423,415

OTHER ASSET-BACKED --- .16%
    500,000 Community Program Loan Trust                                 468,061
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $468,061

PAPER & FOREST PRODUCTS --- 1.75%
  4,300,000 Georgia-Pacific Corp                                       4,611,750
            Notes
            7.750% November 15, 2029
    500,000 International Paper Co                                       489,099
            Notes
            4.250% January 15, 2009
                                                                      $5,100,849

PHARMACEUTICALS --- .95%
  1,960,000 Elan Financial PLC #                                       1,724,800
            Senior Notes
            7.750% November 15, 2011
     75,000 IVAX Corp                                                     74,906
            Convertible
            4.500% May 15, 2008
    220,000 Valeant Pharmaceuticals International                        199,375
            Convertible
            4.000% November 15, 2013
    860,000 Valeant Pharmaceuticals International                        781,525
            Convertible
            3.000% August 16, 2010
                                                                      $2,780,606

RAILROADS --- .10%
    386,000 Missouri Pacific Railroad Co                                 287,790
            Debentures
            5.000% January 1, 2045
                                                                        $287,790

REAL ESTATE --- 1.02%
  2,200,000 Highwoods Properties Inc REIT                              2,415,976
            Senior Notes
            7.500% April 15, 2018
    500,000 Spieker Properties Inc REIT                                  577,779
            Debentures
            7.350% December 1, 2017
                                                                      $2,993,755

RETAIL --- 2.73%
  1,665,000 Albertson's Inc                                            1,436,234
            Debentures
            7.450% August 1, 2029
    290,000 Albertson's Inc                                              231,553
            Notes
            6.625% June 1, 2028
    125,000 Albertson's Inc                                              113,826
            Debentures
            8.000% May 1, 2031
  1,000,000 Dillard's Inc                                                970,000
            Debentures
            7.750% July 15, 2026
    500,000 Dillard's Inc                                                501,250
            Unsecured Notes
            6.625% November 15, 2008
    500,000 Dillard's Inc                                                495,000
            Debentures
            7.875% January 1, 2023
    500,000 Dillard's Inc ^^                                             465,000
            Unsecured Notes
            6.625% January 15, 2018
    750,000 Foot Locker Inc                                              815,625
            Debentures
            8.500% January 15, 2022
    350,000 Toys R Us Inc ^^                                             280,000
            Notes
            7.375% October 15, 2018
  1,500,000 Wal-Mart Stores                                            2,657,431
        GBP Notes
            4.750% January 29, 2013
                                                                      $7,965,919

SPECIALIZED SERVICES --- .18%
    365,000 Hertz Corp                                                   345,154
            Notes
            6.350% June 15, 2010
    200,000 Hertz Corp                                                   185,242
            Bonds
            6.900% August 15, 2014
                                                                        $530,396

SUPRANATIONALS --- 5.63%
 17,325,000 Inter-American Development Bank                           11,830,415
        NZD Senior Unsecured Notes
            6.000% December 15, 2017
 17,500,000 Inter-American Development Bank ~                          4,619,429
        BRL Zero Coupon
            18.840% May 11, 2009
                                                                     $16,449,844

TELEPHONE & TELECOMMUNICATIONS --- 4.22%
    290,000 Nextel Communications Inc                                    292,175
            Convertible
            5.250% January 15, 2010
  2,235,000 Nortel Networks Corp                                       2,103,694
            Convertible
            4.250% September 1, 2008
    250,000 Nortel Networks Corp ^^                                      232,500
            Notes
            6.875% September 1, 2023
  1,585,000 Northern Telecom Capital                                   1,553,300
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        516,875
            Notes
            8.350% March 6, 2017
    225,000 Qwest Capital Funding Inc                                    214,313
            Unsecured Notes
            7.250% February 15, 2011
    150,000 Qwest Capital Funding Inc                                    131,250
            Unsecured Notes
            7.625% August 3, 2021
    125,000 Qwest Capital Funding Inc ^^                                 122,188
            Unsecured Notes
            7.000% August 3, 2009
  3,500,000 Qwest Capital Funding Inc ^^                               3,018,750
            Company Guaranteed Notes
            7.750% February 15, 2031
    500,000 Qwest Corp                                                   466,250
            Debentures
            7.250% September 15, 2025
  1,870,000 US West Capital Funding Inc                                1,827,925
            Company Guaranteed Bonds
            6.375% July 15, 2008
    250,000 US West Capital Funding Inc                                  207,500
            Company Guaranteed Bonds
            6.500% November 15, 2018
  2,005,000 US West Capital Funding Inc ^^                             1,649,113
            Bonds
            6.875% July 15, 2028
                                                                     $12,335,833

TEXTILES --- .09%
     49,000 Dixie Group Inc ^^                                            46,366
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co ^                                                227,117
            Debentures
            7.625% October 15, 2017
                                                                        $273,483

TOBACCO --- .52%
  1,375,000 Altria Group Inc                                           1,505,024
            Notes
            7.000% November 4, 2013
                                                                      $1,505,024

TRANSPORTATION --- .61%
  1,650,000 APL Ltd                                                    1,693,313
            Debentures
            8.000% January 15, 2024
    100,000 Preston Corp/Yellow Corp                                      93,250
            Convertible
            7.000% May 1, 2011
                                                                      $1,786,563

U.S. GOVERNMENTS --- 11.98%
  5,800,000 United States of America                                   5,819,256
            4.375% May 15, 2007
  4,370,000 United States of America                                   4,326,470
            2.500% May 31, 2006
 10,935,000 United States of America ^^                               10,515,544
            2.625% May 15, 2008
  3,130,000 United States of America ^^                                3,100,412
            2.750% June 30, 2006
 11,565,000 United States of America ^^                               11,259,164
            3.000% February 15, 2008
                                                                     $35,020,846

UTILITIES --- 2.57%
  1,130,000 AES Corp                                                   1,231,700
            Senior Subordinated Debentures
            8.875% November 1, 2027
    240,000 AES Corp                                                     254,400
            Senior Notes
            7.750% March 1, 2014
    680,000 Calpine Canada Energy Finance ^^                             406,300
            Company Guaranteed Notes
            8.500% May 1, 2008
    885,000 Calpine Corp ^^                                            469,050
            Senior Notes
            8.500% February 15, 2011
    855,000 Calpine Corp # ^^                                            611,325
            Senior Notes
            8.500% July 15, 2010
    300,000 Calpine Corp ^^                                              177,000
            Senior Notes
            7.875% April 1, 2008
    145,000 Calpine Corp ^^                                               75,400
            Senior Notes
            7.750% April 15, 2009
     65,000 Calpine Corp # ^^                                             45,988
            Notes
            8.750% July 15, 2013
  1,000,000 Constellation Energy Group                                   939,448
            Notes
            4.550% June 15, 2015
  2,290,000 El Paso Energy Corp ^^                                     2,267,100
            Senior Notes
            6.750% May 15, 2009
    415,000 NGC Corp                                                     383,875
            Debentures
            7.625% October 15, 2026
    180,000 NGC Corp                                                     166,500
            Debentures
            7.125% May 15, 2018
    245,000 NGC Corp Capital Trust                                       219,888
                  Company Guaranteed Notes
            8.316% June 1, 2027
    250,000 Texas - New Mexico Power Co                                  258,806
            Senior Notes
            6.250% January 15, 2009
                                                                      $7,506,780

TOTAL BONDS --- 94.13%                                              $275,078,451
(Cost $259,125,172)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- .34%
     51,679 Corning Inc*                                                 998,955
                                                                        $998,955

ELECTRIC COMPANIES --- .18%
     25,000 Southern California Edison Co                                530,000
                                                                        $530,000

INSURANCE RELATED --- .72%
     87,625 Travelers Property Casualty Corp                           2,108,257
                                                                      $2,108,257

TOTAL COMMON STOCK --- 1.25%                                          $3,637,212
(Cost $2,835,156)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------


COMPUTER SOFTWARE & SERVICES --- .10%
        300 Lucent Technologies Cap Trust 1                              302,625
                                                                        $302,625

CONTAINERS --- .20%
     16,500 Owens-Illinois Inc                                           596,063
                                                                        $596,063

ELECTRIC COMPANIES --- .24%
      1,000 AES Trust III                                                 48,500
      1,304 Entergy Louisiana Inc                                         92,584
      2,255 New York State Electric & Gas Corp                           137,555
      5,000 Union Electric Co                                            403,750
        300 Xcel Energy Inc                                               20,205
                                                                        $702,594

FINANCIAL SERVICES --- .07%
      3,750 Host Marriott Financial Trust                                206,250
                                                                        $206,250

HOUSEHOLD GOODS --- .45%
     29,750 Newell Financial Trust Inc                                 1,305,281
                                                                      $1,305,281

MACHINERY --- .56%
     17,500 Cummins Capital Trust I                                    1,631,875
                                                                      $1,631,875

REAL ESTATE --- .02%
      2,000 FelCor Lodging Trust Inc REIT                                 49,000
                                                                         $49,000

TELEPHONE & TELECOMMUNICATIONS --- .93%
     52,000 Philippine Long Distance Telephone Co sponsored ADR        2,730,000
                                                                      $2,730,000

UTILITIES --- .02%
        523 MDU Resources Group Inc                                       52,300
                                                                         $52,300

TOTAL PREFERRED STOCK --- 2.58%                                       $7,575,988
(Cost $5,240,215)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,943,000 Freddie Mac                                                5,941,950

TOTAL SHORT-TERM INVESTMENTS --- 2.03%                                $5,941,950
(Cost $5,941,950)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                   $292,233,601
(Cost $273,142,493)

Legend
* Non-income Producing Security
@ Security has no market value at September 30, 2005.
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at September 30, 2005 were $30,447,835, $29,949,129, and 10.14%, respectively.
^ Illiquid Security. Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2005 were $561,335, $590,059 and 0.20%, respectively. ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. " Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2005. ++ Security in default at September 30, 2005.
** Security is an agency note with maturity date and interest rate indicated. (delta) Security is fair valued at September 30, 2005. ADR - American Depository Receipt REIT - Real Estate Investment Trust ^^ A portion or all of the security is on loan at September 30, 2005

Currency Abbreviations BRL - Brazilian Real CAD - Canadian Dollars GBP - Great Britain Pound KRW - South Korean Won MXP - Mexican Peso NOK - Norwegian Krone NZD - New Zealand Dollars SGD - Singapore Dollars THB - Thailand Baht ZAR - South African Rand

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Loomis Sayles Bond Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Loomis Sayles Bond Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Maxim Loomis Sayles Bond Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim Loomis Sayles Bond Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2005, the U.S. Federal income tax cost basis was $273,128,610. The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $23,512,982 and gross depreciation of securities in which there was an excess of tax cost over value of $4,407,991, resulting in net appreciation of $19,104,991.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 11.41%
  3,000,000 Fannie Mae **                                              3,000,000
            3.150% February 8, 2006
  3,000,000 Fannie Mae **                                              2,988,933
            2.250% February 28, 2006
  5,000,000 Fannie Mae ++                                              4,999,360
            3.678% December 9, 2005
  3,000,000 Federal Farm Credit ++                                     2,999,948
            3.696% October 20, 2005
  3,000,000 Federal Home Loan Bank **                                  2,987,974
            2.500% March 13, 2006
  5,000,000 Federal Home Loan Bank **                                  4,998,067
            1.500% October 20, 2005
  1,000,000 Federal Home Loan Bank ^                                     999,999
            3.850% October 27, 2006
  4,260,000 Federal Home Loan Bank ^                                   4,260,715
            3.670% May 10, 2006
  5,000,000 Federal Home Loan Bank ^                                   5,005,172
            3.830% May 24, 2006

                                                                     $32,240,168

AGENCY ASSET BACKED --- 5.31%
  1,543,565 Fannie Mae ++                                              1,543,565
            Series 2002-T10 Class A1
            3.950% June 25, 2032
    824,584 Fannie Mae ++                                                830,444
            Series 2002-T7 Class A1
            3.940% July 25, 2032
  2,388,005 Fannie Mae ++                                              2,388,005
            Series 2002-T13 Class A1
            3.930% August 25, 2032
  1,360,824 Fannie Mae ++                                              1,360,824
            Series 2001-T9 Class A1
            3.940% September 25, 2031
  2,003,609 Fannie Mae ++                                              2,003,609
            Series 2003-W5 Class A
            3.940% April 25, 2033
  1,331,881 Freddie Mac ++                                             1,331,881
            Series T-31 Class A7
            3.955% May 25, 2031
  1,615,900 Freddie Mac ++                                             1,615,900
            Series T-32 Class A1
            3.960% August 25, 2031
  3,921,818 Freddie Mac ++                                             3,921,905
            Series T-35 Class A
            3.970% September 25, 2031
                                                                     $14,996,133

AGENCY MORTGAGE BACKED --- 1.40%
  2,856,939 Fannie Mae ++                                              2,856,939
            Series 2001-T13 Class A1
            3.990% March 25, 2032
    945,899 Fannie Mae ++                                                942,483
            Series 2002-W5 Class A9
            4.230% November 25, 2030
    147,030 Freddie Mac ++                                               147,030
            Series T20 Class A7
            4.130% December 25, 2029
                                                                      $3,946,452

TOTAL BONDS --- 18.12%                                               $51,182,753
(Cost $51,182,753)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    435,000 Fannie Mae                                                   434,564
                  3.330%, October 12, 2005
  3,096,000 Fannie Mae                                                 3,083,774
                  3.740%, November 9, 2005
  1,925,000 Fannie Mae                                                 1,916,267
                  3.700%, November 15, 2005
  9,000,000 Fannie Mae                                                 8,904,766
                  3.830%, January 11, 2006
  8,715,000 Fannie Mae                                                 8,656,618
                  3.660%, December 7, 2005
  4,587,000 Fannie Mae                                                 4,558,444
                  3.810%, November 30, 2005
  1,200,000 Fannie Mae                                                 1,194,435
                  3.700%, November 16, 2005
  3,000,000 Fannie Mae                                                 3,000,000
                  4.100%, August 22, 2006
  6,000,000 Fannie Mae                                                 5,990,637
                  3.570%, October 17, 2005
 10,260,000 Fannie Mae                                                10,234,706
                  3.430%, October 26, 2005
  4,950,000 Fannie Mae                                                 4,943,657
                  3.590%, October 14, 2005
  1,400,000 Fannie Mae                                                 1,398,301
                  3.700%, October 14, 2005
  1,000,000 Fannie Mae                                                   996,522
                  3.750%, November 4, 2005
  3,172,000 Fannie Mae                                                 3,159,138
                  3.730%, November 10, 2005
  4,200,000 Fannie Mae                                                 4,199,196
                  3.493%, October 3, 2005
 13,562,000 Fannie Mae                                                13,556,742
                  3.480%, October 5, 2005
  1,900,000 Fannie Mae                                                 1,887,921
                  3.830%, December 1, 2005
 10,500,000 Fannie Mae                                                10,401,460
                  3.840%, December 30, 2005
  5,500,000 Federal Farm Credit                                        5,489,606
                  3.640%, October 20, 2005
  1,100,000 Federal Farm Credit                                        1,094,353
                  3.690%, November 21, 2005
  3,300,000 Federal Farm Credit                                        3,291,395
                  3.670%, October 27, 2005
 10,000,000 Federal Farm Credit                                        9,956,539
                  3.390%, November 17, 2005
  2,000,000 Federal Farm Credit                                        1,999,804
                  3.590%, August 1, 2006
  1,700,000 Federal Farm Credit                                        1,697,976
                  3.620%, October 13, 2005
    500,000 Federal Home Loan Bank                                       497,745
                  3.760%, November 14, 2005
  2,900,000 Federal Home Loan Bank                                     2,892,934
                  3.570%, October 26, 2005
 16,300,000 Federal Home Loan Bank                                    16,224,161
                  3.709%, November 16, 2005
  3,300,000 Federal Home Loan Bank                                     3,282,534
                  3.670%, November 23, 2005
  5,000,000 Federal Home Loan Bank                                     4,972,191
                  3.712%, November 25, 2005
  1,000,000 Federal Home Loan Bank                                       993,538
                  3.829%, December 2, 2005
  4,005,000 Federal Home Loan Bank                                     4,002,696
                  3.500%, October 7, 2005
  8,000,000 Federal Home Loan Bank                                     7,992,097
                  3.280%, October 12, 2005
 12,500,000 Federal Home Loan Bank                                    12,465,778
                  3.710%, October 28, 2005
  7,885,000 Federal Home Loan Bank                                     7,830,979
                  3.815%, December 16, 2005
    600,000 Federal Home Loan Bank                                       597,056
                  3.751%, November 18, 2005
  2,500,000 Federal Home Loan Bank ^                                   2,501,495
                  3.849%, April 25, 2006
  3,000,000 Freddie Mac                                                2,977,572
                  3.766%, December 13, 2005
  5,200,000 Freddie Mac                                                5,168,578
                  3.761%, November 29, 2005
  5,337,000 Freddie Mac                                                5,335,504
                  3.300%, October 4, 2005
  3,734,000 Freddie Mac                                                3,722,428
                  3.660%, November 1, 2005
 10,000,000 Tennessee Valley Authority                                 9,988,308
                  3.560%, October 13, 2005
 12,880,000 Merrill Lynch & Co Inc +                                  12,880,000
           (Proceeds $12,883,757)
                  3.500%, October 3, 2005
 15,000,000 United States of America                                  14,970,028
                  6.552%, October 12, 2005

TOTAL SHORT-TERM INVESTMENTS --- 81.88%                             $231,342,443
(Cost $231,342,443)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100%                         $282,525,196
(Cost $282,525,196)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
^ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2005. + The repurchase agreement is fully collateralized by U.S. government and/or agency obligations as of September 30, 2005. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

All short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Maxim Series Fund, Inc.

Maxim Salomon Brothers High Yield Bond Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.45%
    665,000 DRS Technologies Inc                                         641,725
            Senior Subordinated Notes
            6.875% November 1, 2013
    275,000 L-3 Communications Corp                                      288,750
            Bonds
            7.625% June 15, 2012
    875,000 Sequa Corp                                                   927,500
            Senior Notes
            9.000% August 1, 2009
                                                                      $1,857,975

AGRICULTURE --- .34%
    425,000 Hines Nurseries Inc ^^                                       431,375
            Company Guaranteed Notes
            10.250% October 1, 2011
                                                                        $431,375

AIRLINES --- .23%
    285,000 Continental Airlines Inc                                     284,141
            Pass Thru Certificates
            7.250% November 1, 2005
                                                                        $284,141

AUTO PARTS & EQUIPMENT --- 1.04%
    500,000 CSK Auto Inc                                                 467,500
            Company Guaranteed Notes
            7.000% January 15, 2014
    125,000 Delphi Corp ** ^^                                             83,750
            Notes
            6.500% August 15, 2013
    423,000 TRW Automotive Inc                                           458,955
            Senior Notes
            9.375% February 15, 2013
    277,000 TRW Automotive Inc ^^                                        312,318
            Senior Subordinated Notes
            11.000% February 15, 2013
                                                                      $1,322,523

AUTOMOBILES --- 2.63%
    400,000 Ford Motor Co                                                337,000
            Debentures
            8.900% January 15, 2032
    110,000 Ford Motor Co                                                 79,475
            Bonds
            6.625% October 1, 2028
  2,425,000 Ford Motor Co ^^                                           1,891,500
            Notes
            7.450% July 16, 2031
    375,000 General Motors Corp                                          291,563
            Senior Debentures
            8.250% July 15, 2023
  1,000,000 General Motors Corp ^^                                       780,000
            Debentures
            8.375% July 15, 2033
                                                                      $3,379,538

BROADCAST/MEDIA --- 7.34%
    923,000 CCH I LLC # ^^                                               899,925
            Secured Notes
            11.000% October 1, 2015
    250,000 CSC Holdings Inc                                             233,750
            Debentures
            7.625% July 15, 2018
  1,000,000 CSC Holdings Inc                                           1,007,500
            Senior Notes
            8.125% July 15, 2009
    403,000 CanWest Media Inc                                            427,684
            Company Guaranteed Notes
            8.000% September 15, 2012
    980,000 Charter Communications Holdings II                         1,004,500
            Senior Notes
            10.250% September 15, 2010
    655,000 DirecTV                                                      714,769
            Senior Notes
            8.375% March 15, 2013
    450,000 DirecTV #                                                    446,625
            Senior Notes
            6.375% June 15, 2015
    650,000 EchoStar DBS Corp                                            643,500
            Company Guaranteed Notes
            6.625% October 1, 2014
    180,000 EchoStar DBS Corp ++ ^^                                      183,150
            Senior Notes
            6.754% October 1, 2008
    275,000 Emmis Communications Corp ++                                 277,063
            Senior Notes
            9.745% June 15, 2012
    250,000 Insight Communications Co Inc + ^^                           255,000
            Step Bond 0% - 12.250%
            9.480% February 15, 2011
    600,000 LodgeNet Entertainment Corp                                  657,000
            Senior Subordinated Debentures
            9.500% June 15, 2013
    195,000 Mediacom Broadband LLC                                       210,113
            Company Guaranteed Bonds
            11.000% July 15, 2013
    340,000 Mediacom LLC ^^                                              337,450
            Senior Notes
            9.500% January 15, 2013
    425,000 NextMedia Operating Inc                                      455,281
            Company Guaranteed Notes
            10.750% July 1, 2011
    325,000 Rainbow National Services LLC #                              367,250
            Senior Subordinated Debentures
            10.375% September 1, 2014
    550,000 Sinclair Broadcast Group Inc                                 563,063
            Company Guaranteed Notes
            8.000% March 15, 2012
    250,000 Young Broadcasting Inc ^^                                    221,875
            Senior Subordinated Notes
            8.750% January 15, 2014
    125,000 Young Broadcasting Inc ^^                                    118,125
            Company Guaranteed Notes
            10.000% March 1, 2011
    600,000 Zeus Special Sub Ltd # + ^^                                  396,000
            Step Bond 0% - 9.250%
            9.540% February 1, 2015
                                                                      $9,419,623

BUILDING MATERIALS --- .26%
    675,000 Associated Materials Inc +                                   337,500
            Step Bond 0% - 11.250%
            15.900% March 1, 2014
                                                                        $337,500

CHEMICALS --- 5.38%
    200,000 ARCO Chemical Co                                             225,750
            Debentures
            9.800% February 1, 2020
    500,000 Equistar Chemicals LP                                        545,000
            Senior Notes
            10.625% May 1, 2011
    500,000 Ethyl Corp                                                   524,375
            Company Guaranteed Notes
            8.875% May 1, 2010
    250,000 Huntsman International LLC # ^^                              239,375
            Company Guaranteed Notes
            7.375% January 1, 2015
    303,000 Huntsman International LLC ^^                                311,711
            Senior Notes
            10.125% July 1, 2009
    795,000 ISP Holdings Inc ^^                                          840,713
            Secured Notes
            10.625% December 15, 2009
    425,000 Innophos Inc #                                               434,563
            Senior Subordinated Notes
            8.875% August 15, 2014
    505,000 Lyondell Chemical Co                                         563,075
            Secured Notes
            11.125% July 15, 2012
    500,000 Millennium America Inc                                       537,500
            Company Guaranteed Notes
            9.250% June 15, 2008
  1,200,000 Nalco Co ^^                                                1,231,500
            Senior Notes
            8.875% November 15, 2013
    500,000 OM Group Inc                                                 508,750
            Company Guaranteed Notes
            9.250% December 15, 2011
    375,000 Resolution Performance Products LLC ^^                       398,438
            Senior Subordinated Notes
            13.500% November 15, 2010
    250,000 Rhodia SA ^^                                                 264,375
            Senior Subordinated Notes
            10.250% June 1, 2010
    300,000 Rhodia SA ^^                                                 283,500
            Senior Subordinated Notes
            8.875% June 1, 2011
                                                                      $6,908,625

COMMUNICATIONS - EQUIPMENT --- 1.37%
  1,325,000 Lucent Technologies Inc                                    1,159,375
            Debentures
            6.450% March 15, 2029
    550,000 SBA Communications Corp                                      598,125
            Senior Notes
            8.500% December 1, 2012
                                                                      $1,757,500

COMPUTER SOFTWARE & SERVICES --- .14%
    175,000 SunGard Data Systems Inc #                                   181,344
            Senior Unsecured Notes
            9.125% August 15, 2013
                                                                        $181,344

CONTAINERS --- 4.23%
    475,000 Anchor Glass Container Corp @                                304,000
            Senior Notes
            11.000% February 15, 2013
    500,000 Berry Plastics Corp                                          537,500
            Company Guaranteed Bonds
            10.750% July 15, 2012
    600,000 Crown Holdings                                               657,000
            Secured Notes
            9.500% March 1, 2011
    250,000 Graphic Packaging International Corp                         245,000
            Senior Notes
            8.500% August 15, 2011
    300,000 Graphic Packaging International Corp ^^                      282,000
            Senior Notes
            9.500% August 15, 2013
  1,250,000 Owens-Brockway Glass Containers Inc                        1,312,500
            Company Guaranteed Notes
            8.875% February 15, 2009
    465,000 Plastipak Holdings Inc                                       506,850
            Company Guaranteed Bonds
            10.750% September 1, 2011
     50,000 Pliant Corp ^^                                                43,000
            Company Guaranteed Notes
            11.125% September 1, 2009
    150,000 Pliant Corp ^^                                                71,250
            Senior Notes
            13.000% June 1, 2010
    100,000 Smurfit-Stone Container Corp                                  94,000
            Company Guaranteed Bonds
            8.250% October 1, 2012
  1,000,000 Stone Container Corp ^^                                      950,000
            Senior Notes
            8.375% July 1, 2012
    500,000 Tekni-Plex Inc # ^^                                          427,500
            Secured Notes
            8.750% November 15, 2013
                                                                      $5,430,600

COSMETICS & PERSONAL CARE --- .50%
    550,000 Del Laboratories Inc                                         452,375
            Senior Subordinated Notes
            8.000% February 1, 2012
    172,000 Jafra Cosmetics                                              190,920
            Company Guaranteed Notes
            10.750% May 15, 2011
                                                                        $643,295

DISTRIBUTORS --- .16%
    200,000 Buhrmann US Inc                                              201,000
            Senior Subordinated Notes
            7.875% March 1, 2015
                                                                        $201,000

ELECTRIC COMPANIES --- 2.56%
    840,000 Allegheny Energy Supply Co LLC #                             945,000
            Bonds
            8.250% April 15, 2012
    400,000 Edison Mission Energy                                        422,000
            Senior Notes
            7.730% June 15, 2009
    496,729 Midwest Generation LLC                                       546,402
            Pass Thru Certificates
            8.560% January 2, 2016
    890,000 Mission Energy Holding Co                                  1,047,975
            Secured Notes
            13.500% July 15, 2008
     70,000 Nevada Power Co                                               72,625
            Mortgage Notes
            6.500% April 15, 2012
    250,000 Texas Genco Financing LLC #                                  254,375
            Senior Notes
            6.875% December 15, 2014
                                                                      $3,288,377

ELECTRONIC INSTRUMENTS & EQUIP --- .36%
    500,000 Sensus Metering Systems                                      460,000
            Senior Notes
            8.625% December 15, 2013
                                                                        $460,000

ELECTRONICS - SEMICONDUCTOR --- .66%
    900,000 Amkor Technology Inc ^^                                      843,750
            Senior Notes
            9.250% February 15, 2008
                                                                        $843,750

FINANCIAL SERVICES --- 3.81%
    325,000 Alamosa Delaware Inc                                         366,438
            Company Guaranteed Bonds
            11.000% July 31, 2010
    750,000 Alamosa Delaware Inc +                                       830,625
            Step Bond 0% - 12.000%
            5.720% July 31, 2009
    175,000 Borden US Financial Corp #                                   177,625
            Secured Notes
            9.000% July 15, 2014
    300,000 Ford Motor Credit Co                                         291,933
            Notes
            7.875% June 15, 2010
    350,000 Ford Motor Credit Co                                         332,214
            Senior Notes
            7.250% October 25, 2011
    125,000 Ford Motor Credit Co                                         115,920
            Notes
            7.000% October 1, 2013
     25,000 General Motors Acceptance Corp                                22,740
            Notes
            6.875% September 15, 2011
  1,270,000 General Motors Acceptance Corp                             1,108,925
            Bonds
            8.000% November 1, 2031
  1,225,000 General Motors Acceptance Corp ^^                          1,065,559
            Notes
            6.750% December 1, 2014
    575,000 JSG Funding PLC                                              577,875
            Senior Notes
            9.625% October 1, 2012
                                                                      $4,889,854

FOOD & BEVERAGES --- 1.91%
    200,000 Constellation Brands Inc                                     211,250
            Company Guaranteed Notes
            8.125% January 15, 2012
    600,000 Dean Foods Co                                                625,500
            Senior Notes
            8.150% August 1, 2007
    450,000 Doane Pet Care Co                                            447,750
            Senior Subordinated Notes
            9.750% May 15, 2007
    350,000 Dole Food Co Inc                                             348,250
            Company Guaranteed Notes
            7.250% June 15, 2010
    165,000 Dole Food Co Inc                                             172,425
            Senior Notes
            8.625% May 1, 2009
    165,000 Pilgrims Pride Corp                                          177,375
            Company Guaranteed Notes
            9.625% September 15, 2011
    500,000 Pinnacle Foods Holding                                       472,500
            Senior Subordinated Notes
            8.250% December 1, 2013
                                                                      $2,455,050

FOREIGN GOVERNMENTS --- 10.42%
     75,000 Government of Argentina                                       26,807
        EUR Notes
            9.250% July 20, 2049
    481,944 Government of Argentina                                      191,386
        ARS Notes
            5.830% December 31, 2033
     75,000 Government of Argentina +                                     29,625
            Step Bond 1.330% - 5.250%
            8.050% December 31, 2038
    218,750 Government of Argentina ++                                   175,328
            Bonds
            3.968% August 3, 2012
  1,580,000 Government of Brazil                                       1,673,201
            Notes
            8.000% January 15, 2018
     10,000 Government of Brazil                                          12,260
            Unsubordinated Notes
            11.000% August 17, 2040
  1,420,607 Government of Brazil ++                                    1,397,593
            Bonds
            4.285% April 15, 2012
    150,000 Government of Bulgaria                                       184,290
            Bonds
            8.250% January 15, 2015
    175,000 Government of Chile                                          197,015
            Notes
            7.125% January 11, 2012
    270,000 Government of Colombia                                       352,350
            Bonds
            10.375% January 28, 2033
     25,000 Government of Colombia                                        26,813
            Bonds
            8.125% May 21, 2024
    245,000 Government of Colombia                                       307,843
            Notes
            10.750% January 15, 2013
    180,000 Government of Ecuador +                                      169,830
            Step Bond 4.000% - 10.000%
            10.550% August 15, 2030
    100,000 Government of El Salvador                                    112,000
            Bonds
            7.750% January 24, 2023
     75,000 Government of Malaysia                                        85,088
            Bonds
            7.500% July 15, 2011
    150,000 Government of Malaysia                                       169,988
            Notes
            8.750% June 1, 2009
    275,000 Government of Mexico                                         319,000
            Notes
            7.500% April 8, 2033
    175,000 Government of Mexico                                         212,625
            Notes
            8.000% September 24, 2022
    225,000 Government of Mexico                                         331,875
            Bonds
            11.375% September 15, 2016
    425,000 Government of Mexico                                         452,200
            Notes
            6.375% January 16, 2013
    640,000 Government of Mexico                                         695,360
            Global Notes
            6.625% March 3, 2015
    300,000 Government of Mexico                                         363,750
            Notes
            8.125% December 30, 2019
     50,000 Government of Mexico                                          58,425
            Bonds
            10.375% February 17, 2009
    435,000 Government of Mexico                                         543,750
            Bonds
            8.300% August 15, 2031
    150,000 Government of Panama                                         190,500
            Global Bonds
            9.375% April 1, 2029
     50,000 Government of Panama                                          54,500
            Notes
            7.250% March 15, 2015
     25,000 Government of Panama                                          30,438
            Bonds
            8.875% September 30, 2027
    175,000 Government of Panama                                         220,938
            Bonds
            9.375% January 16, 2023
    100,000 Government of Peru                                           106,000
            Bonds
            7.350% July 21, 2025
     25,000 Government of Peru                                            30,188
            Bonds
            8.750% November 21, 2033
    105,000 Government of Peru                                           126,000
            Global Notes
            9.125% February 21, 2012
    328,000 Government of Peru +                                         323,900
            Step Bond 4.000% - 5.000%
            1.350% March 7, 2017
     73,500 Government of Peru +                                          71,295
            Step Bond 3.250% - 5.000%
            5.000% March 7, 2017
    125,000 Government of Philippines                                    133,438
            Senior Notes
            9.500% February 2, 2030
     50,000 Government of Philippines                                     51,813
            Notes
            8.250% January 15, 2014
     25,000 Government of Philippines                                     27,875
            Bonds
            9.875% January 15, 2019
    375,000 Government of Philippines                                    437,813
            Notes
            10.625% March 16, 2025
    330,000 Government of Russia                                         621,984
            Unsubordinated Notes
            12.750% June 24, 2028
    630,000 Government of Russia +                                       723,870
            Step Bond 2.250% - 7.500%
            5.280% March 31, 2030
     25,000 Government of South Africa                                    28,438
            Notes
            9.125% May 19, 2009
    200,000 Government of South Africa                                   218,500
            Notes
            6.500% June 2, 2014
     75,000 Government of Turkey                                          78,938
            Notes
            7.250% March 15, 2015
    100,000 Government of Turkey                                          98,625
            Notes
            7.000% June 5, 2020
    475,000 Government of Turkey                                         574,156
            Notes
            9.500% January 15, 2014
    125,000 Government of Turkey                                         183,438
            Senior Unsubordinated Notes
            11.875% January 15, 2030
    100,000 Government of Ukraine                                        110,060
            Bonds
            7.650% June 11, 2013
    125,000 Government of Uruguay                                        128,125
            Bonds
            7.500% March 15, 2015
     21,442 Government of Uruguay                                         21,040
            Bonds
            7.875% January 15, 2033
     50,000 Government of Venezuela                                       48,700
            Unsubordinated Notes
            5.375% August 7, 2010
    340,000 Government of Venezuela                                      424,150
            Global Notes
            10.750% September 19, 2013
    100,000 Government of Venezuela                                      111,000
            Notes
            8.500% October 8, 2014
     75,000 Government of Venezuela                                       75,825
            Notes
            7.650% April 21, 2025
     25,000 Government of Venezuela ++                                    24,563
            Notes
            4.640% April 20, 2011
                                                                     $13,364,512

GOLD, METALS & MINING --- .79%
    450,000 IMCO Recycling Inc                                           496,125
            Senior Notes
            10.375% October 15, 2010
    550,000 Novelis Inc #                                                519,750
            Senior Notes
            7.250% February 15, 2015
                                                                      $1,015,875

HARDWARE & TOOLS --- .22%
    300,000 Nortek Inc                                                   276,000
            Senior Subordinated Notes
            8.500% September 1, 2014
                                                                        $276,000

HEALTH CARE RELATED --- 3.52%
    450,000 AmeriPath Inc                                                468,000
            Company Guaranteed Notes
            10.500% April 1, 2013
    515,000 Community Health Systems Inc ^^                              516,288
            Senior Subordinated Notes
            6.500% December 15, 2012
    250,000 DaVita Inc                                                   253,438
            Senior Subordinated Notes
            7.250% March 15, 2015
    700,000 HCA Inc                                                      661,158
            Debentures
            7.050% December 1, 2027
    225,000 HCA Inc                                                      222,604
            Notes
            6.375% January 15, 2015
    500,000 IASIS Healthcare                                             518,750
            Senior Subordinated Notes
            8.750% June 15, 2014
    220,000 National Nephrology Associates Inc #                         244,750
            Senior Subordinated Notes
            9.000% November 1, 2011
    259,000 Psychiatric Solutions Inc                                    295,260
            Senior Subordinated Notes
            10.625% June 15, 2013
    775,000 Tenet Healthcare Corp                                        809,875
            Senior Notes
            9.875% July 1, 2014
    525,000 Triad Hospitals Inc                                          531,563
            Senior Subordinated Notes
            7.000% November 15, 2013
                                                                      $4,521,686

HOMEBUILDING --- .50%
    595,000 DR Horton Inc                                                642,265
            Company Guaranteed Bonds
            8.500% April 15, 2012
                                                                        $642,265

HOTELS/MOTELS --- 2.02%
    550,000 Gaylord Entertainment Co                                     532,125
            Senior Notes
            6.750% November 15, 2014
    425,000 Las Vegas Sands Corp ^^                                      410,125
            Senior Notes
            6.375% February 15, 2015
    800,000 MGM Mirage Inc                                               813,000
            Senior Notes
            6.750% September 1, 2012
    300,000 MGM Mirage Inc                                               322,500
            Company Guaranteed Bonds
            8.375% February 1, 2011
    500,000 Turning Stone Casino Resort Enterprise #                     520,000
            Senior Notes
            9.125% December 15, 2010
                                                                      $2,597,750

HOUSEHOLD GOODS --- 1.18%
    950,000 Norcraft Holdings +                                          665,000
            Step Bond 0% - 9.750%
            9.750% September 1, 2012
    500,000 Sealy Mattress Co                                            502,500
            Senior Subordinated Notes
            8.250% June 15, 2014
     50,000 Simmons Bedding Co # +                                        26,500
            Step Bond 0% - 10.000%
            12.880% December 15, 2014
    350,000 Simmons Bedding Co ^^                                        322,000
            Senior Subordinated Notes
            7.875% January 15, 2014
                                                                      $1,516,000

INDEPENDENT POWER PRODUCTS --- 1.37%
  1,585,000 Reliant Energy Inc                                         1,751,425
            Secured Notes
            9.500% July 15, 2013
                                                                      $1,751,425

INSURANCE RELATED --- .44%
    275,000 Vanguard Health Holding Co II                                292,875
            Senior Subordinated Notes
            9.000% October 1, 2014
    375,000 Vanguard Health Holding I +                                  271,875
            Step Bond 0% - 11.250%
            9.400% October 1, 2015
                                                                        $564,750

INVESTMENT BANK/BROKERAGE FIRM --- .35%
    400,000 BCP Crystal US Holdings                                      445,000
            Senior Subordinated Notes
            9.625% June 15, 2014
                                                                        $445,000

LEISURE & ENTERTAINMENT --- 4.49%
    750,000 Cinemark Inc +                                               525,000
            Step Bond 0% - 9.750
            10.130% March 15, 2014
    500,000 Herbst Gaming Inc                                            522,500
            Senior Subordinated Notes
            8.125% June 1, 2012
    450,000 Kerzner International Ltd #                                  435,938
            Senior Subordinated Notes
            6.750% October 1, 2015
     40,000 Loews Cineplex Entertainment Corp                             38,900
            Company Guaranteed Notes
            9.000% August 1, 2014
    375,000 Mohegan Tribal Gaming                                        395,625
            Senior Subordinated Notes
            8.000% April 1, 2012
    950,000 Mohegan Tribal Gaming                                        950,000
            Senior Subordinated Notes
            6.375% July 15, 2009
    550,000 Penn National Gaming Inc ^^                                  539,000
            Senior Subordinated Notes
            6.750% March 1, 2015
    500,000 Pinnacle Entertainment Inc ^^                                500,000
            Senior Subordinated Notes
            8.250% March 15, 2012
    575,000 Seneca Gaming Corp #                                         589,375
            Senior Notes
            7.250% May 1, 2012
    300,000 Six Flags Inc ^^                                             295,500
            Senior Notes
            9.750% April 15, 2013
    975,000 Station Casinos Inc                                          975,000
            Senior Subordinated Notes
            6.500% February 1, 2014
                                                                      $5,766,838

MACHINERY --- 1.51%
    800,000 Case New Holland Inc                                         846,000
            Senior Notes
            9.250% August 1, 2011
    393,000 NRG Energy Inc                                               418,545
            Secured Notes
            8.000% December 15, 2013
    300,000 Nell AF SARL # ^^                                            293,250
            Senior Notes
            8.375% August 15, 2015
    360,000 Terex Corp                                                   385,200
            Company Guaranteed Notes
            10.375% April 1, 2011
                                                                      $1,942,995

MANUFACTURING --- 1.32%
    225,000 Blount Inc                                                   239,625
            Senior Subordinated Notes
            8.875% August 1, 2012
    450,000 Collins & Aikman Floor Cover                                 434,250
            Company Guaranteed Notes
            9.750% February 15, 2010
    800,000 KI Holdings Inc +                                            546,000
            Step Bond 0% - 9.875%
            9.630% November 15, 2014
    450,000 Mueller Group Inc                                            477,000
            Senior Subordinated Notes
            10.000% May 1, 2012
                                                                      $1,696,875

MEDICAL PRODUCTS --- .59%
    275,000 InSight Health Services Corp #                               268,125
            Company Guaranteed Notes
            8.943% November 1, 2011
    450,000 Medical Device Manufacturing Inc                             488,250
            Company Guaranteed Notes
            10.000% July 15, 2012
                                                                        $756,375

MISCELLANEOUS --- .64%
    300,000 Invensys PLC # ^^                                            298,125
            Senior Notes
            9.875% March 15, 2011
    500,000 Playtex Products Inc                                         521,875
            Company Guaranteed Notes
            9.375% June 1, 2011
                                                                        $820,000

OFFICE EQUIPMENT & SUPPLIES --- .29%
    350,000 Xerox Corp                                                   368,375
            Senior Notes
            7.125% June 15, 2010
                                                                        $368,375

OIL & GAS --- 7.09%
    650,000 Chesapeake Energy Corp                                       682,500
            Senior Notes
            7.000% August 15, 2014
    200,000 Chesapeake Energy Corp                                       196,000
            Company Guaranteed Notes
            6.250% January 15, 2018
    250,000 Chesapeake Energy Corp                                       266,250
            Senior Notes
            7.500% September 15, 2013
    216,000 Dresser-Rand Group Inc #                                     224,100
            Senior Subordinated Notes
            7.375% November 1, 2014
    575,000 EXCO Resources Inc                                           595,125
            Company Guaranteed Notes
            7.250% January 15, 2011
    545,000 El Paso Corp ^^                                              543,638
            Senior Notes
            7.000% May 15, 2011
    200,000 El Paso Corp ^^                                              201,500
            Senior Notes
            7.750% January 15, 2032
    800,000 El Paso Corp ^^                                              828,000
            Notes
            7.875% June 15, 2012
    600,000 Energy Partners Ltd                                          627,000
            Company Guaranteed Notes
            8.750% August 1, 2010
    415,000 Forest Oil Corp                                              458,575
            Senior Notes
            8.000% December 15, 2011
    685,000 Forest Oil Corp                                              726,956
            Senior Notes
            8.000% June 15, 2008
    715,000 Hanover Compressor Co                                        681,931
            Convertible
            4.750% March 15, 2008
    175,000 Hanover Compressor Co ^^                                     194,469
            Senior Notes
            9.000% June 1, 2014
    275,000 Holly Energy Partners LP #                                   272,250
            Senior Notes
            6.250% March 1, 2015
    500,000 Stone Energy Corp                                            525,000
            Senior Subordinated Notes
            8.250% December 15, 2011
    459,000 Swift Energy Co                                              495,720
            Senior Subordinated Notes
            9.375% May 1, 2012
    550,000 Universal Compression Inc                                    569,250
            Senior Notes
            7.250% May 15, 2010
    450,000 Vintage Petroleum Inc                                        470,250
            Senior Subordinated Notes
            7.875% May 15, 2011
    425,000 Williams Cos Inc                                             501,500
            Notes
            8.750% March 15, 2032
     30,000 Williams Gas Pipelines Central Inc #                          30,840
            Senior Notes
            7.375% November 15, 2006
                                                                      $9,090,854

PAPER & FOREST PRODUCTS --- 2.38%
    300,000 Abitibi-Consolidated Inc ^^                                  305,250
            Notes
            8.550% August 1, 2010
    375,000 Appleton Papers Inc                                          360,000
            Senior Subordinated Notes
            9.750% June 15, 2014
    225,000 Buckeye Technologies Inc                                     228,375
            Senior Notes
            8.500% October 1, 2013
    250,000 Buckeye Technologies Inc ^^                                  237,500
            Senior Subordinated Notes
            8.000% October 15, 2010
    825,000 Georgia-Pacific Corp                                         973,500
            Debentures
            9.500% December 1, 2011
    500,000 Newark Group Inc                                             445,000
            Senior Subordinated Notes
            9.750% March 15, 2014
    500,000 Norske Skog Canada Ltd                                       502,500
            Company Guaranteed Notes
            8.625% June 15, 2011
                                                                      $3,052,125

POLLUTION CONTROL --- .91%
    125,000 Allied Waste North America Inc ^^                            127,500
            Senior Notes
            7.875% April 15, 2013
    425,000 Allied Waste North America Inc # ^^                          418,625
            Senior Notes
            7.250% March 15, 2015
    569,000 Allied Waste North America Inc                               615,943
            Company Guaranteed Notes
            9.250% September 1, 2012
                                                                      $1,162,068

PRINTING & PUBLISHING --- 2.27%
    450,000 CBD Media Inc                                                464,625
            Company Guaranteed Notes
            8.625% June 1, 2011
    500,000 Cadmus Communications Corp                                   516,250
            Senior Notes
            8.375% June 15, 2014
    200,000 Cenveo Corp                                                  214,500
            Senior Subordinated Notes
            9.625% March 15, 2012
    375,000 Cenveo Corp ^^                                               361,875
            Senior Subordinated Notes
            7.875% December 1, 2013
    980,000 Dex Media Inc                                              1,006,950
            Notes
            8.000% November 15, 2013
    320,000 Dex Media West                                               353,200
            Senior Subordinated Notes
            9.875% August 15, 2013
                                                                      $2,917,400

REAL ESTATE --- 1.65%
    500,000 Felcor Lodging LP REIT ++ ^^                                 543,750
            Company Guaranteed Notes
            9.000% June 1, 2011
     25,000 Host Marriott LP REIT                                         24,250
            Senior Notes
            6.375% March 15, 2015
  1,000,000 Host Marriott LP REIT ^^                                   1,021,250
            Senior Notes
            7.125% November 1, 2013
    500,000 MeriStar Hospitality Corp REIT ^^                            530,000
            Company Guaranteed Notes
            9.125% January 15, 2011
                                                                      $2,119,250

RESTAURANTS --- .71%
    250,000 Carrols Corp #                                               253,750
            Senior Subordinated Notes
            9.500% January 15, 2013
    675,000 VICORP Restaurants Inc                                       658,125
            Senior Notes
            10.500% April 15, 2011
                                                                        $911,875

RETAIL --- 1.09%
    200,000 Finlay Fine Jewelry Corp ^^                                  169,250
            Senior Notes
            8.375% June 1, 2012
    475,000 General Nutrition Center Inc ^^                              404,938
            Senior Subordinated Notes
            8.500% December 1, 2010
    200,000 Neiman Marcus Group Inc #                                    199,000
            Senior Subordinated Notes
            10.375% October 15, 2015
    325,000 Riddell Bell Holdings                                        320,125
            Senior Subordinated Notes
            8.375% October 1, 2012
    290,000 Saks Inc                                                     305,950
            Company Guaranteed Notes
            8.250% November 15, 2008
                                                                      $1,399,263

SPECIALIZED SERVICES --- 3.08%
    525,000 Allied Security Escrow                                       521,063
            Senior Subordinated Notes
            11.375% July 15, 2011
    275,000 Corrections Corp of America                                  272,250
            Senior Notes
            6.250% March 15, 2013
    500,000 Global Cash Finance Corp                                     537,500
            Senior Subordinated Notes
            8.750% March 15, 2012
    375,000 ICON Health & Fitness Inc                                    298,125
            Company Guaranteed Notes
            11.250% April 1, 2012
    625,000 Iron Mountain Inc                                            654,688
            Company Guaranteed Bonds
            8.625% April 1, 2013
    500,000 Iron Mountain Inc                                            507,500
            Company Guaranteed Bonds
            7.750% January 15, 2015
    300,000 R H Donnelley Finance Corp I                                 321,750
            Company Guaranteed Notes
            8.875% December 15, 2010
    325,000 Scientific Games Corp                                        323,375
            Senior Subordinated Notes
            6.250% December 15, 2012
    500,000 Vertis Inc                                                   516,250
            Secured Notes
            9.750% April 1, 2009
                                                                      $3,952,501

TELEPHONE & TELECOMMUNICATIONS --- 6.34%
    450,000 AT&T Corp ++                                                 569,813
            Senior Notes
            9.750% November 15, 2031
    270,000 American Tower Corp                                          286,200
            Senior Notes
            7.500% May 1, 2012
    325,000 American Tower Corp ^^                                       341,250
            Senior Notes
            7.125% October 15, 2012
    500,000 Centennial Cellular                                          562,500
            Company Guaranteed Notes
            10.125% June 15, 2013
    175,000 Intelsat Bermuda Ltd # ++                                    178,063
            Senior Notes
            8.695% January 15, 2012
    825,000 LCI International Inc                                        804,375
            Senior Notes
            7.250% June 15, 2007
    675,000 MCI Inc ++                                                   752,625
            Senior Notes
            8.735% May 1, 2014
    585,000 NTL Cable PLC                                                604,013
            Senior Notes
            8.750% April 15, 2014
  1,400,000 Nextel Communications Inc                                  1,486,034
            Senior Notes
            6.875% October 31, 2013
    675,000 Qwest Corp +                                                 737,438
            Step Bond 8.875% - 9.125%
            7.070% March 15, 2012
     75,000 Qwest Services Corp                                           90,938
            Secured Notes
            14.000% December 15, 2014
    570,000 Qwest Services Corp                                          652,650
            Notes
            13.500% December 15, 2010
    500,000 US Unwired Inc                                               575,000
            Secured Notes
            10.000% June 15, 2012
    450,000 Ubiquitel Operating Co                                       499,500
            Senior Notes
            9.875% March 1, 2011
                                                                      $8,140,399

TEXTILES --- .77%
    475,000 Levi Strauss & Co                                            524,875
            Senior Notes
            12.250% December 15, 2012
    125,000 Levi Strauss & Co ++                                         124,688
            Senior Notes
            8.254% April 1, 2012
     50,000 Levi Strauss & Co ^^                                          51,000
            Senior Notes
            9.750% January 15, 2015
    275,000 Oxford Industries Inc                                        286,000
            Senior Notes
            8.875% June 1, 2011
                                                                        $986,563

TRANSPORTATION --- .76%
    850,000 Teekay Shipping Corp                                         969,000
            Senior Notes
            8.875% July 15, 2011
                                                                        $969,000

UTILITIES --- 3.72%
    985,000 AES Corp # ^^                                              1,081,038
            Secured Notes
            9.000% May 15, 2015
    585,000 CMS Energy Corp                                              636,188
            Senior Notes
            9.875% October 15, 2007
  1,175,000 Calpine Corp # ^^                                            840,125
            Senior Notes
            8.500% July 15, 2010
  1,550,000 Dynegy Holdings Inc ^^                                     1,515,125
            Senior Notes
            6.875% April 1, 2011
    665,000 Transcontinental Gas Pipe Line Corp                          706,563
            Notes
            7.000% August 15, 2011
                                                                      $4,779,039

TOTAL BONDS --- 94.79%                                              $121,619,128
(Cost $121,641,104)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  3,000,000 Chesham Finance LLC #                                      2,999,346
                  3.976%, October 3, 2005
  2,421,000 Ebury Finance Ltd                                          2,420,473
                  3.976%, October 3, 2005
  1,270,000 Victory Receivables Corp #                                 1,269,734
                  3.826%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 5.21%                                $6,689,553
(Cost $6,689,553)

TOTAL MAXIM SALOMON HIGH YIELD BOND PORTFOLIO --- 100%              $128,308,681
(Cost $128,330,657)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. Aggregate cost, fair value, and percentage of net assets of these restricted securities held at September 30, 2005 were $15,758,546, $15,732,266, and 12.03%, respectively.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2005. ++ Represents the current interest rate for variable rate security.
@ Security in default at September 30, 2005.
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at September 30, 2005.

Currency Abbreviations
ARS - Argentina Peso
EUR - Euro Dollars

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Salomon Brothers High Yield Bond Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Salomon Brothers High Yield Bond Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

At September 30, 2005, the U.S. Federal income tax cost basis was $128,359,311. The Maxim Salomon Brothers High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,011,483 and gross depreciation of securities in which there was an excess of tax cost over value of $3,062,113, resulting in net depreciation of $50,630.

Maxim Series Fund, Inc.

Maxim Short Duration Bond Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- .84%
    250,000 United Technologies Corp                                     247,291
            Notes
            4.375% May 1, 2010
                                                                        $247,291

AGENCY --- 34.71%
    820,825 Fannie Mae                                                   825,754
            5.500% September 1, 2024
  1,778,076 Fannie Mae                                                 1,778,205
            5.500% January 1, 2035
  1,854,915 Fannie Mae                                                 1,851,438
            5.000% February 1, 2020
    240,000 Fannie Mae **                                                233,662
            2.375% February 15, 2007
    300,000 Fannie Mae **                                                285,096
            2.500% June 15, 2008
    200,000 Fannie Mae **                                                220,922
            7.250% January 15, 2010
    280,000 Fannie Mae **                                                306,171
            6.625% November 15, 2010
  1,332,158 Fannie Mae ++                                              1,324,958
            3.474% March 1, 2034
  2,584,661 Freddie Mac                                                2,554,495
            4.500% February 1, 2013
    210,000 Freddie Mac **                                               225,919
            6.625% September 15, 2009
    230,000 Freddie Mac ** ^^                                            231,639
            4.875% March 15, 2007
    260,000 Freddie Mac ** ^^                                            268,370
            5.750% April 15, 2008
                                                                     $10,106,629

AGENCY ASSET BACKED --- 1.28%
    371,395 Fannie Mae ++                                                371,701
            Series 2004-T9 Class A1
            3.970% April 25, 2035
                                                                        $371,701

AGENCY MORTGAGE BACKED --- 12.10%
    938,108 Fannie Mae ++                                                937,937
            Series 2004-90 Class F
            4.080% November 25, 2034
  1,841,335 Freddie Mac                                                1,811,733
            Series 2001 Class AE
            4.375% April 15, 2015
    774,191 US Department of Veterans Affairs                            773,586
            Series 2003-2 Class B
            5.000% February 15, 2019

                                                                      $3,523,256

BROADCAST/MEDIA --- .84%
    250,000 EW Scripps Co                                                244,434
            Senior Notes
            4.300% June 30, 2010
                                                                        $244,434

CHEMICALS --- 1.66%
    500,000 Dow Chemical #                                               484,634
            Pass Thru Certificates
            4.027% September 30, 2009
                                                                        $484,634

COMMERCIAL MORTGAGED BACKED --- 5.53%
  1,655,626 Banc of America Commercial Mortgage Inc                    1,611,067
            Series 2003-2 Class A1
            3.411% March 11, 2041
                                                                      $1,611,067

ELECTRIC COMPANIES --- .89%
    250,000 Carolina Power & Light Co                                    258,731
            Senior Notes
            5.950% March 1, 2009
                                                                        $258,731

FINANCIAL SERVICES --- 2.49%
    250,000 CIT Group Inc                                                238,602
            Senior Notes
            3.375% April 1, 2009
    250,000 Caterpillar Financial Services Corp                          240,946
            Notes
            3.450% January 15, 2009
    250,000 Citigroup Inc                                                244,113
            Senior Notes
            4.125% February 22, 2010
                                                                        $723,661

FOOD & BEVERAGES --- 1.70%
    250,000 Coca-Cola Enterprises Inc                                    247,979
            Notes
            4.375% September 15, 2009
    250,000 Wm Wrigley Jr Co                                             246,590
            Senior Unsecured Notes
            4.300% July 15, 2010
                                                                        $494,569

INVESTMENT BANK/BROKERAGE FIRM --- 1.96%
    300,000 Goldman Sachs Group LP #                                     310,792
            Notes
            7.200% March 1, 2007
    250,000 Merrill Lynch & Co Inc                                       260,058
            Global Notes
            6.000% February 17, 2009
                                                                        $570,850

OIL & GAS --- 1.88%
    300,000 BP Capital Markets PLC                                       292,850
            Notes
            2.625% March 15, 2007
    250,000 PEMEX Finance Ltd                                            255,375
            Notes
            8.450% February 15, 2007
                                                                        $548,225

OTHER ASSET-BACKED --- 15.46%
  2,000,000 Citibank Credit Card Issuance Trust ++                     2,000,678
            Series 2005-A3 Class A3
            3.900% April 24, 2014
  2,000,000 MBNA Credit Card Master Note Trust                         2,001,875
            Series 2005-A2 Class A2
            3.848% October 15, 2014
    500,000 MBNA Credit Card Master Notes Trust                          497,969
            Series 2005-A6 Class A6
            4.500% January 15, 2013
                                                                      $4,500,522

RETAIL --- 1.80%
    250,000 CVS Corp                                                     243,052
            Notes
            4.000% September 15, 2009
    250,000 Target Corp                                                  280,046
            Notes
            7.500% August 15, 2010
                                                                        $523,098

U.S. GOVERNMENTS --- 12.56%
    250,000 United States of America                                     248,281
            4.000% June 15, 2009
    400,000 United States of America ^^                                  393,859
            2.375% August 31, 2006
    300,000 United States of America ^^                                  288,492
            2.625% May 15, 2008
    230,000 United States of America ^^                                  238,472
            5.000% February 15, 2011
    400,000 United States of America ^^                                  397,234
            3.500% November 15, 2006
    400,000 United States of America ^^                                  389,859
            2.250% February 15, 2007
    400,000 United States of America ^^                                  394,656
            3.125% January 31, 2007
    240,000 United States of America ^^                                  237,863
            4.000% March 15, 2010
    250,000 United States of America ^^                                  243,682
            3.500% August 15, 2009
    300,000 United States of America ^^                                  292,969
            3.000% November 15, 2007
    250,000 United States of America ^^                                  240,586
            3.000% February 15, 2009
    300,000 United States of America ^^                                  292,067
            3.000% February 15, 2008
                                                                      $3,658,020

TOTAL BONDS --- 95.70%                                               $27,866,688
(Cost $28,094,012)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,253,000 Freddie Mac                                                1,252,779
                  3.225%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.30%                                $1,252,779
(Cost $1,252,779)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100%                   $29,119,467
(Cost $29,346,791)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percentage of net assets of these restricted securities held at September 30, 2005 were $799,057, $795,426, and 2.72%, respectively.
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security. ^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2005, the U.S. Federal income tax cost basis was $29,325,048. The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,180 and gross depreciation of securities in which there was an excess of tax cost over value of $217,761, resulting in net depreciation of $205,581.

Maxim Series Fund, Inc.

Maxim U.S. Government Mortgage Securities Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 73.25%
    423,695 Fannie Mae                                                   446,999
            7.000% September 1, 2031
  3,369,522 Fannie Mae                                                 3,371,086
            5.500% September 1, 2033
      9,017 Fannie Mae                                                     9,654
            7.500% November 1, 2024
     63,900 Fannie Mae                                                    69,585
            8.500% August 1, 2024
     16,222 Fannie Mae                                                    17,951
            9.500% March 1, 2020
     82,336 Fannie Mae                                                    89,806
            8.500% August 1, 2021
  1,596,772 Fannie Mae                                                 1,596,772
            5.500% April 1, 2035
    963,287 Fannie Mae                                                 1,016,268
            7.000% January 1, 2032
  3,945,640 Fannie Mae                                                 3,951,805
            5.500% November 1, 2033
  1,377,526 Fannie Mae                                                 1,411,964
            6.000% September 1, 2033
    712,836 Fannie Mae                                                   740,904
            6.500% February 1, 2017
  2,779,506 Fannie Mae                                                 2,773,426
            5.000% May 1, 2018
  3,612,079 Fannie Mae                                                 3,573,054
            5.500% February 1, 2035
  1,832,929 Fannie Mae                                                 1,863,862
            6.000% August 1, 2033
  2,497,618 Fannie Mae                                                 2,591,279
            6.500% February 1, 2032
  1,546,701 Fannie Mae                                                 1,572,891
            6.000% September 1, 2034
  1,554,817 Fannie Mae                                                 1,555,303
            5.500% April 1, 2033
    399,070 Fannie Mae                                                   410,569
            6.000% June 1, 2013
    106,599 Fannie Mae                                                   115,282
            8.500% April 1, 2025
    486,552 Fannie Mae                                                   500,572
            6.000% May 1, 2013
    213,173 Fannie Mae                                                   226,765
            7.500% September 1, 2031
  2,939,515 Fannie Mae                                                 2,944,108
            5.500% February 1, 2034
  7,349,621 Fannie Mae                                                 7,333,543
            5.000% August 1, 2018
  3,135,925 Fannie Mae                                                 3,183,944
            5.500% April 1, 2018
  1,806,348 Fannie Mae                                                 1,866,748
            6.000% March 1, 2017
  1,042,537 Fannie Mae                                                 1,099,876
            7.000% December 1, 2031
  1,379,548 Fannie Mae                                                 1,402,914
            6.000% February 1, 2033
  1,193,595 Fannie Mae                                                 1,193,222
            5.500% December 1, 2033
  3,885,187 Fannie Mae                                                 3,973,957
            6.000% May 1, 2033
    319,237 Fannie Mae                                                   331,615
            6.500% February 1, 2019
  3,011,056 Fannie Mae                                                 3,004,469
            5.000% May 1, 2018
  3,514,743 Fannie Mae                                                 3,646,545
            6.500% January 1, 2032
    114,728 Fannie Mae                                                   124,888
            8.500% November 1, 2026
  1,794,081 Fannie Mae                                                 1,824,359
            6.000% April 1, 2033
  1,664,647 Fannie Mae                                                 1,672,413
            5.042% September 1, 2034
    442,706 Fannie Mae                                                   464,703
            7.000% April 1, 2017
    700,930 Fannie Mae                                                   712,759
            6.000% January 1, 2033
  1,319,736 Fannie Mae                                                 1,341,127
            6.000% February 1, 2032
    687,752 Fannie Mae                                                   713,542
            6.500% April 1, 2032
    999,393 Fannie Mae                                                 1,016,356
            6.000% January 1, 2033
  7,477,052 Fannie Mae                                                 7,480,519
            5.500% July 1, 2033
  1,904,521 Fannie Mae                                                 1,866,133
            5.500% January 1, 2035
  5,324,227 Fannie Mae                                                 5,457,333
            6.000% May 1, 2033
  1,754,976 Fannie Mae                                                 1,824,078
            6.500% February 1, 2017
  1,490,930 Fannie Mae                                                 1,528,203
            6.000% September 1, 2032
  1,985,223 Fannie Mae                                                 2,017,480
            5.500% April 1, 2018
  2,480,949 Fannie Mae                                                 2,431,168
            4.500% May 1, 2019
    328,001 Fannie Mae                                                   339,499
            6.500% July 1, 2014
  1,707,889 Fannie Mae                                                 1,739,112
            6.000% February 1, 2035
  2,148,806 Fannie Mae                                                 2,229,386
            6.500% December 1, 2031
    491,465 Fannie Mae                                                   500,754
            6.000% February 1, 2029
 14,061,343 Fannie Mae                                                13,767,812
            5.000% August 1, 2035
    698,415 Fannie Mae                                                   736,828
            7.000% February 1, 2031
    135,885 Fannie Mae                                                   150,988
            9.500% September 1, 2020
  6,000,000 Federal Home Loan Bank ** ^^                               6,264,936
            5.250% June 18, 2014
  1,000,000 Federal Home Loan Bank ** ^^                                 992,973
            4.500% November 15, 2012
  1,497,726 Freddie Mac                                                1,499,290
            5.500% January 1, 2034
  1,000,000 Freddie Mac                                                  978,125
            4.500% September 1, 2020
  9,097,655 Freddie Mac                                                9,107,152
            5.500% August 1, 2033
  1,423,602 Freddie Mac                                                1,409,495
            5.000% April 1, 2023
  1,860,438 Freddie Mac                                                1,896,484
            6.000% December 1, 2032
  1,041,754 Freddie Mac                                                1,050,094
            5.000% July 1, 2009
    116,300 Freddie Mac                                                  129,900
            11.000% June 1, 2020
  1,412,695 Freddie Mac                                                1,385,792
            4.500% May 1, 2018
    123,755 Freddie Mac                                                  138,474
            11.000% August 1, 2020
  1,911,745 Freddie Mac                                                1,941,018
            5.500% April 1, 2019
  2,087,967 Freddie Mac                                                2,089,924
            5.500% September 1, 2033
    598,119 Freddie Mac                                                  638,492
            7.500% March 1, 2032
 12,885,287 Freddie Mac                                               12,613,892
            5.000% August 1, 2035
    118,113 Freddie Mac                                                  130,702
            9.500% April 1, 2025
    463,730 Freddie Mac                                                  471,266
            5.500% March 1, 2017
      2,585 Freddie Mac                                                    2,609
            10.000% January 1, 2006
    210,915 Freddie Mac                                                  214,163
            6.000% February 1, 2009
    117,987 Freddie Mac                                                  129,880
            9.000% December 1, 2014
     40,050 Freddie Mac                                                   44,053
            9.500% June 1, 2020
     22,354 Freddie Mac                                                   24,249
            9.500% September 1, 2020
  2,534,505 Freddie Mac                                                2,537,151
            5.500% May 1, 2033
    835,447 Freddie Mac                                                  862,599
            6.000% April 1, 2017
  1,711,136 Freddie Mac                                                1,714,879
            5.500% November 1, 2033
  3,436,363 Freddie Mac                                                3,438,377
            5.500% October 1, 2034
  1,536,473 Freddie Mac                                                1,538,077
            5.500% December 1, 2033
    805,476 Freddie Mac                                                  846,757
            7.000% September 1, 2032
  5,007,218 Freddie Mac                                                4,906,753
            4.500% March 1, 2019
  1,013,278 Freddie Mac                                                1,050,326
            6.500% January 1, 2032
    932,926 Freddie Mac                                                  889,360
            4.500% August 1, 2033
  1,919,040 Freddie Mac                                                1,886,656
            6.000% February 1, 2035
  1,679,001 Freddie Mac                                                1,647,026
            4.500% April 1, 2018
  2,536,179 Freddie Mac                                                2,485,293
            4.500% April 1, 2019
  1,915,931 Freddie Mac                                                1,915,632
            5.500% February 1, 2035
     92,568 Ginnie Mae                                                    99,113
            8.000% May 15, 2017
    405,003 Ginnie Mae                                                   415,431
            6.000% May 15, 2028
    346,778 Ginnie Mae                                                   371,371
            8.000% March 15, 2025
    270,002 Ginnie Mae                                                   284,891
            7.000% November 15, 2026
    328,392 Ginnie Mae                                                   346,886
            7.000% January 15, 2024
  8,533,125 Ginnie Mae                                                 8,457,557
            5.000% June 15, 2033
     74,895 Ginnie Mae                                                    80,305
            8.000% June 15, 2025
      2,638 Ginnie Mae II                                                  2,860
            8.500% June 20, 2026
     20,187 Ginnie Mae II                                                 21,517
            8.000% November 20, 2023
  1,784,352 Ginnie Mae II                                              1,798,464
            5.500% November 20, 2034
     39,561 Ginnie Mae II                                                 42,899
            8.500% December 20, 2026
      7,746 Ginnie Mae II                                                  8,266
            8.000% August 20, 2025
  2,409,315 Ginnie Mae II                                              2,378,215
            5.000% February 20, 2034
     10,356 Ginnie Mae II                                                 11,230
            8.500% July 20, 2026
      6,374 Ginnie Mae II                                                  6,912
            8.500% May 20, 2026
     10,331 Ginnie Mae II                                                 11,203
            8.500% January 20, 2026
      3,391 Ginnie Mae II                                                  3,713
            8.500% December 20, 2025
                                                                    $191,038,860

AGENCY MORTGAGE BACKED --- 8.94%
     23,483 Fannie Mae                                                    23,441
            Series 1993-15 Class H
            7.000% December 25, 2007
  3,000,000 Fannie Mae                                                 3,005,914
            Series 2003-24 Class VM
            5.500% November 25, 2021
  1,246,648 Freddie Mac                                                1,249,034
            Series 2974 Class VM
            5.000% May 15, 2016
  2,000,000 Freddie Mac                                                1,997,142
            Series 2843 Class VB
            5.500% August 15, 2023
  9,000,000 US Department of Veterans Affairs                          8,990,508
            Series 2003-2 Class D
            5.000% November 15, 2023
  1,559,283 US Department of Veterans Affairs                          1,603,991
            Series 2002-1 Class 1A
            6.000% October 15, 2031
  2,500,000 US Department of Veterans Affairs                          2,526,074
            Series 2003-1 Class E
            5.750% April 15, 2027
     49,443 US Department of Veterans Affairs                             49,576
            Series 1998-1 Class 2D
            7.000% July 15, 2025
    290,322 US Department of Veterans Affairs                            290,095
            Series 2003-2 Class B
            5.000% February 15, 2019
  2,578,233 US Department of Veterans Affairs                          2,611,270
            Series 1993-3 Class 1
            5.846% September 15, 2023
    161,870 US Department of Veterans Affairs                            162,085
            Series 2001-1 Class 2E
            7.000% January 15, 2028
    801,400 US Department of Veterans Affairs                            804,311
            Series 1993-3 Class 2K
            6.250% November 15, 2012
                                                                     $23,313,441

COMMERCIAL MORTGAGED BACKED --- 4.47%
  4,569,290 ABN AMRO Mortgage Corp                                     4,588,603
            Series 2003-13 Class A2
            5.500% February 25, 2018
  1,000,000 Banc of America Commercial Mortgage Inc                      999,350
            Series 2005-1 Class A3
            4.877% November 10, 2042
  1,000,000 GS Mortgage Securities Corp II                               985,687
            Series 2005-GG4 Class AABA
            4.680% July 10, 2039
  2,081,386 JP Morgan Chase Commercial Mortgage Securities Co         2,056,338
            Series 2004-C2 Class A1
            4.278% May 15, 2041
  1,680,000 JP Morgan Chase Commercial Mortgage Securities Co         1,685,100
            Series 2002-C3 Class A2
            4.994% July 12, 2035
  1,393,965 LB-UBS Commercial Mortgage Trust                           1,351,434
            Series 2003-C1 Class A1
            2.720% March 15, 2027                                    $11,666,512

FOREIGN GOVERNMENTS --- 1.09%
  3,000,000 Government of Italy                                        2,853,207
            Senior Notes
            2.500% July 15, 2008
                                                                      $2,853,207

SUPRANATIONALS --- 1.13%
  5,000,000 International Bank for Reconstruction & Development ~      2,945,540
            Zero Coupon
            4.830% February 15, 2016
                                                                      $2,945,540

U.S. GOVERNMENTS --- 8.66%
  2,000,000 United States of America ^^                                1,940,156
            3.375% September 15, 2009
  2,000,000 United States of America ^^                                2,180,234
            5.250% February 15, 2029
  1,000,000 United States of America ^^                                1,089,297
            5.250% November 15, 2028
  4,400,000 United States of America ^^                                4,288,627
            3.625% June 15, 2010
  1,500,000 United States of America ^^                                1,494,843
            4.250% August 15, 2013
 11,900,000 United States of America ^^                               11,583,916
            4.000% February 15, 2015
                                                                     $22,577,073

TOTAL BONDS --- 97.54%                                              $254,394,633
(Cost $257,347,818)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  6,415,000 Merrill Lynch & Co Inc +                                   6,415,000
                  (Proceeds $6,416,871)
                  3.500%, October 3, 2005
                                                                      $6,415,000

TOTAL SHORT-TERM INVESTMENTS --- 2.46%                                $6,415,000
(Cost $6,415,000)

TOTAL MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100% $260,809,633 (Cost $263,762,818)

Legend
** Security is an agency note with maturity date and interest rate indicated.
+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations as of September 30, 2005. The investment in the repurchase agreement is through participation in a joint account with affiliated funds. ^^ A portion or all of the security is on loan at September 30, 2005.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2005, the U.S. Federal income tax cost basis was $263,708,300. The Maxim U.S. Government Mortgage Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $855,630 and gross depreciation of securities in which there was an excess of tax cost over value of $3,754,297, resulting in net depreciation of $2,898,667.

Maxim Series Fund, Inc.

Maxim U.S. Government Securities Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 76.85%
    696,717 Fannie Mae                                                   722,844
            6.500% December 1, 2031
    548,473 Fannie Mae                                                   559,957
            6.000% March 1, 2033
    566,723 Fannie Mae                                                   565,307
            5.000% June 1, 2018
    472,269 Fannie Mae                                                   482,157
            6.000% October 1, 2032
    437,841 Fannie Mae                                                   461,922
            7.000% December 1, 2031
    408,643 Fannie Mae                                                   414,796
            5.500% January 1, 2018
    143,535 Fannie Mae                                                   155,226
            8.500% April 1, 2025
  1,023,493 Fannie Mae                                                 1,057,716
            6.000% November 1, 2017
    201,760 Fannie Mae                                                   212,857
            7.000% September 1, 2031
     61,475 Fannie Mae                                                    66,942
            8.950% December 1, 2016
  5,285,499 Fannie Mae                                                 5,175,164
            5.000% August 1, 2035
     84,935 Fannie Mae                                                    94,375
            9.500% September 1, 2020
    615,506 Fannie Mae                                                   630,894
            6.000% June 1, 2033
  1,311,646 Fannie Mae                                                 1,308,777
            5.000% August 1, 2018
  1,231,969 Fannie Mae                                                 1,236,841
            5.000% March 1, 2015
  1,104,515 Fannie Mae                                                 1,102,099
            5.000% May 1, 2018
  2,467,412 Fannie Mae                                                 2,559,939
            6.500% January 1, 2032
    792,689 Fannie Mae                                                   796,387
            5.042% September 1, 2034
    258,572 Fannie Mae                                                   268,753
            6.500% February 1, 2017
  1,014,880 Fannie Mae                                                 1,014,953
            5.500% April 1, 2034
  1,182,515 Fannie Mae                                                 1,183,063
            5.500% July 1, 2033
     29,737 Fannie Mae                                                    30,740
            8.500% July 1, 2022
  1,473,049 Fannie Mae                                                 1,473,049
            5.500% April 1, 2035
    580,684 Fannie Mae                                                   590,096
            6.000% February 1, 2032
  1,428,391 Fannie Mae                                                 1,399,600
            5.500% January 1, 2035
  2,600,000 Federal Home Loan Bank ** ^^                               2,714,806
            5.250% June 18, 2014
    773,198 Freddie Mac                                                  742,270
            4.000% June 1, 2018
    268,492 Freddie Mac                                                  282,252
            7.000% September 1, 2032
  1,170,173 Freddie Mac                                                1,168,293
            5.000% December 1, 2017
     62,124 Freddie Mac                                                   63,880
            6.000% April 1, 2009
     48,583 Freddie Mac                                                   49,957
            6.000% May 1, 2009
     50,046 Freddie Mac                                                   51,691
            6.500% September 1, 2012
    166,362 Freddie Mac                                                  186,147
            11.000% July 1, 2020
     57,949 Freddie Mac                                                   59,587
            6.000% March 1, 2009
     25,712 Freddie Mac                                                   28,452
            9.500% April 1, 2025
     28,920 Freddie Mac                                                   29,738
            6.000% July 1, 2009
    676,637 Freddie Mac                                                  691,015
            6.000% April 1, 2033
    835,187 Freddie Mac                                                  835,970
            5.500% September 1, 2033
  2,597,111 Freddie Mac                                                2,542,410
            5.000% August 1, 2035
    491,184 Freddie Mac                                                  481,360
            5.000% May 1, 2035
    706,347 Freddie Mac                                                  692,896
            4.500% May 1, 2018
    932,902 Freddie Mac                                                  982,462
            7.000% June 1, 2031
    665,243 Freddie Mac                                                  686,881
            6.500% February 1, 2017
     38,364 Freddie Mac                                                   40,947
            10.250% October 1, 2010
      5,444 Freddie Mac                                                    5,569
            6.000% January 1, 2009
  1,267,252 Freddie Mac                                                1,268,575
            5.500% May 1, 2033
    919,631 Freddie Mac                                                  901,179
            4.500% December 1, 2019
  1,310,219 Freddie Mac                                                1,285,267
            4.500% March 1, 2018
    446,304 Freddie Mac                                                  447,280
            5.500% July 1, 2034
  1,316,693 Freddie Mac                                                1,318,068
            5.500% June 1, 2033
    584,671 Freddie Mac                                                  606,048
            6.500% February 1, 2032
    784,657 Freddie Mac                                                  786,373
            5.500% October 1, 2033
    113,727 Freddie Mac                                                  116,329
            6.000% September 1, 2009
      6,248 Freddie Mac                                                    6,391
            6.000% October 1, 2008
    859,091 Freddie Mac                                                  859,594
            5.500% October 1, 2034
  1,089,955 Freddie Mac                                                1,091,093
            5.500% August 1, 2033
    463,730 Freddie Mac                                                  471,266
            5.500% March 1, 2017
    519,693 Freddie Mac                                                  529,762
            6.000% December 1, 2032
    694,503 Freddie Mac                                                  700,063
            5.000% July 1, 2009
    112,975 Ginnie Mae                                                   118,820
            7.000% September 15, 2031
    355,839 Ginnie Mae                                                   359,319
            5.500% January 15, 2034
    169,169 Ginnie Mae                                                   180,827
            7.500% December 15, 2024
    142,742 Ginnie Mae                                                   150,825
            7.500% October 15, 2013
     56,074 Ginnie Mae                                                    61,201
            9.000% July 15, 2018
    300,009 Ginnie Mae                                                   316,376
            7.000% February 15, 2026
  2,499,060 Ginnie Mae II                                              2,469,131
            5.000% October 20, 2033
     53,144 Ginnie Mae II                                                 56,223
            7.500% October 20, 2028
     13,761 Ginnie Mae II                                                 15,172
            9.500% May 20, 2022
  1,401,904 Ginnie Mae II                                              1,413,074
            5.500% February 20, 2035
     36,439 Ginnie Mae II                                                 38,551
            7.500% December 20, 2028
    892,176 Ginnie Mae II                                                899,232
            5.500% November 20, 2034
                                                                     $52,367,076

AGENCY MORTGAGE BACKED --- 7.94%
  1,000,000 Fannie Mae                                                 1,001,971
            Series 2003-24 Class VM
            5.500% November 25, 2021
  2,000,000 US Department of Veterans Affairs                          1,997,891
            Series 2003-2 Class D
            5.000% November 15, 2023
  1,000,000 US Department of Veterans Affairs                          1,019,805
            Series 2003-1 Class G
            5.750% March 15, 2030
    571,575 US Department of Veterans Affairs                            587,963
            Series 2002-1 Class 1A
            6.000% October 15, 2031
    801,400 US Department of Veterans Affairs                            804,311
            Series 1993-3 Class 2K
            6.250% November 15, 2012
                                                                      $5,411,941

COMMERCIAL MORTGAGED BACKED --- 5.94%
  1,000,000 GS Mortgage Securities Corp II                               985,687
            Series 2005-GG4 Class AABA
            4.680% July 10, 2039
  1,000,000 JP Morgan Chase Commercial Mortgage Securities Co         1,003,036
            Series 2002-C3 Class A2
            4.994% July 12, 2035
  2,081,386 JP Morgan Chase Commercial Mortgage Securities Co         2,056,338
            Series 2004-C2 Class A1
            4.278% May 15, 2041
                                                                      $4,045,061

U.S. GOVERNMENTS --- 5.20%
  1,500,000 United States of America ^^                                1,460,157
            4.000% February 15, 2015
  1,000,000 United States of America ^^                                  993,750
            4.250% August 15, 2014
  1,000,000 United States of America ^^                                1,090,117
            5.250% February 15, 2029
                                                                      $3,544,024
TOTAL BONDS --- 95.93%                                               $65,368,102
(Cost $65,732,640)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,770,000 Merrill Lynch & Co Inc +                                   2,770,000
                  (Proceeds $2,770,808)
                  3.500%, October 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.07%                                $2,770,000
(Cost $2,770,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%            $68,138,102
(Cost $68,502,640)

Legend
** Security is an agency note with maturity date and interest rate indicated.
+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations as of September 30, 2005. The investment in the repurchase agreement is through participation in a joint account with affiliated funds. ^^ A portion or all of the security is on loan at September 30, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2005, the U.S. Federal income tax cost basis was $68,477,125. The Maxim U.S. Government Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $525,866 and gross depreciation of securities in which there was an excess of tax cost over value of $864,889, resulting in net depreciation of $339,023.


Maxim Series Fund, Inc.

Maxim Aggressive Profile I Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
Shares

                                                                                                         Value ($)
--------------------------------------------------------------------------------------------------------------------

682,846             Maxim Ariel MidCap Value Portfolio                                           $       16,224,432
434,844             Maxim Ariel Small-Cap Value Portfolio                                                 6,092,161
564,351             Maxim Bernstein International Equity Portfolio                                        8,448,339
459,542             Maxim INVESCO ADR Portfolio                                                           8,487,742
546,229             Maxim Janus Large Cap Growth Portfolio                                                8,297,223
292,074             Maxim Loomis Sayles Small-Cap Value Portfolio                                         6,250,375
578,528             Maxim MFS(R) International Growth Portfolio                                           8,400,221
434,858             Maxim T. Rowe Price Equity/Income Portfolio                                           8,149,237
455,675             Maxim T. Rowe Price MidCap Growth Portfolio                                           8,402,646
255,772             Maxim Trusco Small-Cap Growth Portfolio                                               4,189,553
                                                                                                   -----------------

Total Aggressive Profile I Portfolio                                                             $       82,941,929
                                                                                                   =================
(Cost of Investments $70,673,723)



Maxim Series Fund, Inc.

Maxim Conservative Profile I Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
Shares                                                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------

       8,279,091 *  Great-West Life & Annuity Contract                                           $        8,414,653
          78,029    Maxim Ariel MidCap Value Portfolio                                                    1,853,977
          43,079    Maxim Bernstein International Equity Portfolio                                          644,886
         380,546    Maxim Federated Bond Portfolio                                                        3,721,739
         532,088    Maxim Global Bond Portfolio                                                           5,560,324
          35,080    Maxim INVESCO ADR Portfolio                                                             647,928
         249,678    Maxim Janus Large Cap Growth Portfolio                                                3,792,607
          43,899    Maxim MFS(R) International Growth Portfolio                                            637,414
         356,213    Maxim Salomon Brothers High Yield Bond Portfolio                                      3,708,172
         286,334    Maxim Short Duration Bond Portfolio                                                   2,800,343
          99,385    Maxim T. Rowe Price Equity/Income Portfolio                                           1,862,477
         318,105    Maxim U.S. Government Mortgage Securities Portfolio                                   3,721,826
                                                                                                   -----------------

Total Conservative Profile I Portfolio                                                           $       37,366,346
                                                                                                   =================
(Cost of Investments $35,881,107)


Maxim Series Fund, Inc.

Maxim Moderate Profile I Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
Shares                                                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------

       30,952,111 * Great-West Life & Annuity Contract                                           $       31,445,813
          872,718   Maxim Ariel MidCap Value Portfolio                                                   20,735,785
          370,500   Maxim Ariel Small-Cap Value Portfolio                                                 5,190,705
          962,006   Maxim Bernstein International Equity Portfolio                                       14,401,233
        1,064,007   Maxim Federated Bond Portfolio                                                       10,405,993
        1,983,508   Maxim Global Bond Portfolio                                                          20,727,654
          783,293   Maxim INVESCO ADR Portfolio                                                          14,467,417
        1,396,160   Maxim Janus Large Cap Growth Portfolio                                               21,207,675
          248,829   Maxim Loomis Sayles Small-Cap Value Portfolio                                         5,324,933
          984,639   Maxim MFS(R) International Growth Portfolio                                          14,296,959
          995,975   Maxim Salomon Brothers High Yield Bond Portfolio                                     10,368,103
        1,111,486   Maxim T. Rowe Price Equity/Income Portfolio                                          20,829,244
          582,291   Maxim T. Rowe Price MidCap Growth Portfolio                                          10,737,450
          889,424   Maxim U.S. Government Mortgage Securities Portfolio                                  10,406,261

Total Moderate Profile I Portfolio                                                               $      210,545,225
                                                                                                   =================
(Cost of Investments $192,948,258)

Maxim Series Fund, Inc.

Maxim Moderately Aggressive Profile I Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
Shares                                                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------

       9,193,835 *  Great-West Life & Annuity Contract                                           $        9,339,251
         776,872    Maxim Ariel MidCap Value Portfolio                                                   18,458,488
         659,597    Maxim Ariel Small-Cap Value Portfolio                                                 9,240,959
       1,069,575    Maxim Bernstein International Equity Portfolio                                       16,011,536
         473,590    Maxim Federated Bond Portfolio                                                        4,631,712
       1,765,677    Maxim Global Bond Portfolio                                                          18,451,325
         871,959    Maxim INVESCO ADR Portfolio                                                          16,105,083
       1,864,318    Maxim Janus Large Cap Growth Portfolio                                               28,318,985
         443,014    Maxim Loomis Sayles Small-Cap Value Portfolio                                         9,480,502
       1,096,391    Maxim MFS(R) International Growth Portfolio                                          15,919,600
         886,620    Maxim Salomon Brothers High Yield Bond Portfolio                                      9,229,714
         989,429    Maxim T. Rowe Price Equity/Income Portfolio                                          18,541,897
         518,391    Maxim T. Rowe Price MidCap Growth Portfolio                                           9,559,129
         395,884    Maxim U.S. Government Mortgage Securities Portfolio                                   4,631,849
                                                                                                   -----------------

Total Moderately Aggressive Profile I Portfolio                                                  $      187,920,030
                                                                                                   =================
(Cost of Investments $166,064,755)


Maxim Series Fund, Inc.

Maxim Moderately Conservative Profile I Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
Shares                                                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------

       10,441,925 * Great-West Life & Annuity Contract                                           $       10,605,631
           98,222   Maxim Ariel MidCap Value Portfolio                                                    2,333,757
           83,388   Maxim Ariel Small-Cap Value Portfolio                                                 1,168,261
          162,344   Maxim Bernstein International Equity Portfolio                                        2,430,290
          239,493   Maxim Federated Bond Portfolio                                                        2,342,241
          446,484   Maxim Global Bond Portfolio                                                           4,665,754
          132,150   Maxim INVESCO ADR Portfolio                                                           2,440,815
          314,215   Maxim Janus Large Cap Growth Portfolio                                                4,772,933
           56,000   Maxim Loomis Sayles Small-Cap Value Portfolio                                         1,198,402
          166,383   Maxim MFS(R) International Growth Portfolio                                           2,415,875
          448,381   Maxim Salomon Brothers High Yield Bond Portfolio                                      4,667,642
          120,132   Maxim Short Duration Bond Portfolio                                                   1,174,893
          125,093   Maxim T. Rowe Price Equity/Income Portfolio                                           2,344,238
          131,053   Maxim T. Rowe Price MidCap Growth Portfolio                                           2,416,616
          200,187   Maxim U.S. Government Mortgage Securities Portfolio                                   2,342,187
                                                                                                   -----------------

Total Moderately Conservative Profile I Portfolio                                                $       47,319,535
                                                                                                   =================
(Cost of Investments $43,818,466)

* Represents amount contributed.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity Contract are valued at the cost plus interest credited to the investment.

At September 30, 2005, the U.S. Federal income tax cost basis was $72,860,454. The Maxim Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,216,172 and gross depreciation of securities in which there was an excess of tax cost over value of $134,697, resulting in net appreciation of $10,081,475.

At September 30, 2005, the U.S. Federal income tax cost basis was $36,343,320. The Maxim Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,597,506 and gross depreciation of securities in which there was an excess of tax cost over value of $574,480, resulting in net appreciation of $1,023,026.

At September 30, 2005, the U.S. Federal income tax cost basis was $196,004,184. The Maxim Moderate Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,299,748 and gross depreciation of securities in which there was an excess of tax cost over value of $758,707, resulting in net appreciation of $14,541,041.

At September 30, 2005, the U.S. Federal income tax cost basis was $170,017,627. The Maxim Moderately Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,573,088 and gross depreciation of securities in which there was an excess of tax cost over value of $670,685, resulting in net appreciation of $17,902,403.

At September 30, 2005, the U.S. Federal income tax cost basis was $44,815,229. The Maxim Moderately Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,038,423 and gross depreciation of securities in which there was an excess of tax cost over value of $534,117, resulting in net appreciation of $2,504,306.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended September 30, 2005, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

                                                Market                                                        Market
                                    Shares       Value     Purchase     Sales       Realized    Dividends     Value
           Affiliate                 Held      12/31/2004    Cost        Cost      Gain/(Loss)  Received    12/31/2004
--------------------------------   ---------   ----------  ----------  ---------   -----------  ----------  -----------

Conservative Profile I
Portfolio
--------------------------------
Maxim Short Duration Bond
Portfolio                           286,334 $  11,159,054$   871,799 $ 9,230,955$   (129,148) $   195,222 $  2,800,343


                                                Market                                                        Market
                                    Shares       Value     Purchase     Sales       Realized    Dividends     Value
           Affiliate                 Held      12/31/2004    Cost        Cost      Gain/(Loss)  Received    12/31/2004
--------------------------------   ---------   ----------  ----------  ---------   -----------  ----------  -----------

Moderate Profile I Portfolio
--------------------------------
Maxim Federated Bond Portfolio     1,064,007$  9,750,858 $ 2,056,654 $ 1,311,661$    (10,752) $   258,914 $ 10,405,993
Maxim Global Bond Portfolio        1,983,508   19,743,096  4,032,291   2,577,828      133,193     200,305   20,727,654
Maxim INVESCO ADR Portfolio         783,293    10,222,197  5,136,320   1,182,674      651,727           0   14,467,417
Maxim Janus Large Cap Growth
Portfolio                          1,396,160   20,416,895  2,690,713   2,762,009    1,156,633           0   21,207,675
Maxim MFS(R) International
Growth Portfolio                    984,639    10,267,573  5,252,464   1,560,650      546,567      26,104   14,296,959
Maxim Salomon Brothers High
Yield Bond Portfolio                995,975    9,804,296   2,164,496   1,403,900       51,521     306,550   10,368,103



                                                Market                                                        Market
                                    Shares       Value     Purchase     Sales       Realized    Dividends     Value
           Affiliate                 Held      12/31/2004    Cost        Cost      Gain/(Loss)  Received    12/31/2004
--------------------------------   ---------   ----------  ----------  ---------   -----------  ----------  -----------

Moderately Aggressive Profile
I Portfolio
--------------------------------
Maxim Global Bond Portfolio        1,765,677   18,246,834  4,112,097   3,396,297      217,060     186,267   18,451,325
Maxim INVESCO ADR Portfolio         871,959    12,604,656  5,329,483   2,063,036      806,665           0   16,105,083
Maxim Janus Large Cap Growth
Portfolio                          1,864,318   28,371,030  3,926,768   4,723,636    2,001,546           0   28,318,985
Maxim Loomis Sayles Small-Cap
Value Portfolio                     443,014    4,732,315   6,167,295   1,380,145      474,293      15,518    9,480,502
Maxim MFS(R) International
Growth Portfolio                   1,096,391   12,688,441  5,434,679   2,358,877      802,184      29,041   15,919,600
Maxim Salomon Brothers High
Yield Bond Portfolio                886,620    9,053,898   2,105,510   1,728,283       57,841     285,082    9,229,714

Maxim Series Fund, Inc.

Maxim Aggressive Profile II Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
  Shares                                                                                               Value ($)
------------------- --- ---------------------------------------------------------------------- --- -------------------

         5,820,610      Maxim Ariel MidCap Value Portfolio                                     $          138,297,681
         3,706,679      Maxim Ariel Small-Cap Value Portfolio                                              51,930,579
         4,811,302      Maxim Bernstein International Equity Portfolio                                     72,025,187
         3,917,177      Maxim INVESCO ADR Portfolio                                                        72,350,261
         4,656,204      Maxim Janus Large Cap Growth Portfolio                                             70,727,734
         2,489,700      Maxim Loomis Sayles Small-Cap Value Portfolio                                      53,279,578
         4,931,348      Maxim MFS(R) International Growth Portfolio                                        71,603,172
         3,706,789      Maxim T. Rowe Price Equity/Income Portfolio                                        69,465,228
         3,884,229      Maxim T. Rowe Price MidCap Growth Portfolio                                        71,625,187
         2,180,126      Maxim Trusco Small-Cap Growth Portfolio                                            35,710,460
                                                                                                   -------------------

Total Aggressive Profile II Portfolio                                                          $          707,015,067
                                                                                                   ===================
(Cost of Investments $593,977,447)


Maxim Series Fund, Inc.

Maxim Conservative Profile II Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
  Shares                                                                                                    Value ($)
------------------- -- ----------------------------------------------------------------------------- --- -----------------

        48,083,377  *  Great West Life & Annuity Contract                                            $         48,864,788
           452,110     Maxim Ariel MidCap Value Portfolio                                                      10,742,140
           249,635     Maxim Bernstein International Equity Portfolio                                           3,737,040
         2,204,496     Maxim Federated Bond Portfolio                                                          21,559,968
         3,082,374     Maxim Global Bond Portfolio                                                             32,210,808
           203,232     Maxim INVESCO ADR Portfolio                                                              3,753,703
         1,446,583     Maxim Janus Large Cap Growth Portfolio                                                  21,973,594
           254,324     Maxim MFS(R) International Growth Portfolio                                              3,692,787
         2,063,606     Maxim Salomon Brothers High Yield Bond Portfolio                                        21,482,142
         1,658,754     Maxim Short Duration Bond Portfolio                                                     16,222,619
           575,834     Maxim T. Rowe Price Equity/Income Portfolio                                             10,791,122
         1,842,789     Maxim U.S. Government Mortgage Securities Portfolio                                     21,560,627
                                                                                                         -----------------

Total Conservative Profile II Portfolio                                                              $        216,591,338
                                                                                                         =================
(Cost of Investments $208,740,516)


Maxim Series Fund, Inc.

Maxim Moderate Profile II Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
  Shares                                                                                                    Value ($)
-------------------- -- -------------------------------------------------------------------------- --- ---------------------

        150,442,370  *  Great West Life & Annuity Contract                                         $            152,886,861
          4,250,112     Maxim Ariel MidCap Value Portfolio                                                      100,982,664
          1,804,409     Maxim Ariel Small-Cap Value Portfolio                                                    25,279,771
          4,686,793     Maxim Bernstein International Equity Portfolio                                           70,161,289
          5,181,767     Maxim Federated Bond Portfolio                                                           50,677,678
          9,660,151     Maxim Global Bond Portfolio                                                             100,948,584
          3,815,986     Maxim INVESCO ADR Portfolio                                                              70,481,263
          6,800,132     Maxim Janus Large Cap Growth Portfolio                                                  103,294,006
          1,212,065     Maxim Loomis Sayles Small-Cap Value Portfolio                                            25,938,182
          4,796,736     Maxim MFS(R) International Growth Portfolio                                              69,648,610
          4,850,306     Maxim Salomon Brothers High Yield Bond Portfolio                                         50,491,684
          5,413,417     Maxim T. Rowe Price Equity/Income Portfolio                                             101,447,426
          2,836,388     Maxim T. Rowe Price MidCap Growth Portfolio                                              52,303,000
          4,331,539     Maxim U.S. Government Mortgage Securities Portfolio                                      50,679,008
                                                                                                       ---------------------

Total Moderate Profile II Portfolio                                                                $          1,025,220,026
                                                                                                       =====================
(Cost of Investments $916,093,155)


Maxim Series Fund, Inc.

Maxim Moderately Aggressive Profile II Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
  Shares                                                                                                     Value ($)
----------------- --- ------------------------------------------------------------------------------ ---- ----------------

       3,792,392  *   Great West Life & Annuity Contract                                              $         3,852,744
         321,204      Maxim Ariel MidCap Value Portfolio                                                        7,631,797
         272,731      Maxim Ariel Small-Cap Value Portfolio                                                     3,820,968
         442,222      Maxim Bernstein International Equity Portfolio                                            6,620,068
         195,814      Maxim Federated Bond Portfolio                                                            1,915,063
         730,095      Maxim Global Bond Portfolio                                                               7,629,494
         360,590      Maxim INVESCO ADR Portfolio                                                               6,660,089
         770,897      Maxim Janus Large Cap Growth Portfolio                                                   11,709,923
         183,194      Maxim Loomis Sayles Small-Cap Value Portfolio                                             3,920,353
         453,391      Maxim MFS(R) International Growth Portfolio                                               6,583,233
         366,581      Maxim Salomon Brothers High Yield Bond Portfolio                                          3,816,113
         409,110      Maxim T. Rowe Price Equity/Income Portfolio                                               7,666,717
         214,356      Maxim T. Rowe Price MidCap Growth Portfolio                                               3,952,728
         163,684      Maxim U.S. Government Mortgage Securities Portfolio                                       1,915,108
                                                                                                          ----------------

Total Moderately Aggressive Profile II Portfolio                                                      $        77,694,398
                                                                                                          ================
(Cost of Investments $70,349,645)


Maxim Series Fund, Inc.

Maxim Moderately Conservative Profile II Portfolio
Schedule of Investments
September 30, 2005
UNAUDITED

COMMON STOCK
  Shares                                                                                                    Value ($)
----------------- --- ------------------------------------------------------------------------------ --- -----------------

       4,091,785  *   Great West Life & Annuity Contract                                             $          4,156,636
          38,557      Maxim Ariel MidCap Value Portfolio                                                          916,117
          32,740      Maxim Ariel Small-Cap Value Portfolio                                                       458,685
          63,746      Maxim Bernstein International Equity Portfolio                                              954,270
          94,016      Maxim Federated Bond Portfolio                                                              919,481
         175,267      Maxim Global Bond Portfolio                                                               1,831,536
          51,910      Maxim INVESCO ADR Portfolio                                                                 958,771
         123,393      Maxim Janus Large Cap Growth Portfolio                                                    1,874,337
          21,994      Maxim Loomis Sayles Small-Cap Value Portfolio                                               470,673
          65,345      Maxim MFS(R) International Growth Portfolio                                                 948,804
         175,999      Maxim Salomon Brothers High Yield Bond Portfolio                                          1,832,151
          47,162      Maxim Short Duration Bond Portfolio                                                         461,242
          49,112      Maxim T. Rowe Price Equity/Income Portfolio                                                 920,358
          51,469      Maxim T. Rowe Price MidCap Growth Portfolio                                                 949,090
          78,589      Maxim U.S. Government Mortgage Securities Portfolio                                         919,494
                                                                                                         -----------------

Total Moderately Conservative Profile II Portfolio                                                   $         18,571,645
                                                                                                         =================
(Cost of Investments $17,527,699)


* Represents amount contributed.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity Contract are valued at the cost plus interest credited to the investment.

At September 30, 2005, the U.S. Federal income tax cost basis was $604,971,890. The Maxim Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $102,043,177 and gross depreciation of securities in which there was an excess of tax cost over value of $0, resulting in net appreciation of 102,043,177.

At September 30, 2005, the U.S. Federal income tax cost basis was $211,011,160. The Maxim Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,514,030 and gross depreciation of securities in which there was an excess of tax cost over value of $3,933,852, resulting in net appreciation of $5,580,178.

At September 30, 2005, the U.S. Federal income tax cost basis was $927,333,814. The Maxim Moderate Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $102,896,578 and gross depreciation of securities in which there was an excess of tax cost over value of $5,010,366, resulting in net appreciation of $97,886,212.

At September 30, 2005, the U.S. Federal income tax cost basis was $76,462,338. The Maxim Moderately Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,910,569 and gross depreciation of securities in which there was an excess of tax cost over value of $2,678,509, resulting in net appreciation of $1,232,060.

At September 30, 2005, the U.S. Federal income tax cost basis was $18,818,736. The Maxim Moderately Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $644,216 and gross depreciation of securities in which there was an excess of tax cost over value of $891,307, resulting in net depreciation of $247,091.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended September 30, 2005, in which the issuer was an affiliate of a Portfolio, is included on the following pages:


                                          Market                                                           Market
                             Shares        Value      Purchase       Sales      Realized     Dividends     Value
        Affiliate             Held      12/31/2004      Cost         Cost       Gain/(Loss)  Received    09/30/2005
--------------------------  ----------  ------------  ----------   ----------   ----------   ---------   -----------

Aggressive Profile II
Portfolio
--------------------------
Maxim Ariel MidCap Value
Portfolio                   5,820,610 $ 137,325,530 $ 15,757,723$  11,905,801$  4,443,494 $   268,101 $  138,297,682
Maxim Ariel Small-Cap
Value Portfolio             3,706,679    50,431,234   7,163,100    4,193,305    1,543,970      31,473    51,930,579
Maxim Bernstein
International Equity
Portfolio                   4,811,302    69,056,292   8,455,062    7,523,227    4,137,096           0    72,025,187
Maxim INVESCO ADR
Portfolio                   3,917,177    68,982,243   7,231,303    6,076,612    2,771,602           0    72,350,261
Maxim Janus Large Cap
Growth Portfolio            4,656,204   103,413,144   6,127,887    34,262,822   10,634,117          0    70,727,734
Maxim Loomis Sayles
Small-Cap Value Portfolio   2,489,700    51,747,386   5,919,565    4,167,687    1,819,883      79,195    53,279,578
Maxim MFS(R) International
Growth Portfolio            4,931,348    69,340,634   7,460,350    7,196,464    2,652,615     132,013    71,603,172
Maxim T. Rowe Price
Equity/Income Portfolio     3,706,789    34,338,975   40,287,272   4,770,625      996,688     472,186    69,465,228
Maxim T. Rowe Price
MidCap Growth Portfolio     3,884,229    33,990,924   7,410,068    6,773,824    2,921,141           0    71,625,187
Maxim Trusco Small-Cap
Growth Portfolio            2,180,126    68,179,962   4,786,721    3,483,715      704,169           0    35,710,460




                                          Market                                                           Market
                             Shares        Value      Purchase       Sales      Realized     Dividends     Value
        Affiliate             Held      12/31/2004      Cost         Cost       Gain/(Loss)  Received    09/30/2005
--------------------------  ----------  ------------  ----------   ----------   ----------   ---------   -----------

Conservative Profile II
Portfolio
--------------------------

Maxim Federated Bond
Portfolio                   2,204,496 $  21,233,239 $ 3,520,573 $  3,006,766 $   (33,138) $   532,614 $  21,559,968
Maxim Global Bond
Portfolio                   3,082,374    32,284,930   4,949,437    4,354,980      113,210     305,506    32,210,808
Maxim Janus Large Cap
Growth Portfolio            1,446,583    22,314,397   2,198,089    3,280,284    1,347,514           0    21,973,594
Maxim Salomon Brothers
High Yield Bond Portfolio   2,063,606    21,358,067   4,032,602    3,474,004      167,756     623,310    21,482,142
Maxim Short Duration
Bond Portfolio              1,658,754    63,631,514   4,694,319    52,002,956   (627,021)    1,077,637   16,222,619
Maxim U.S. Government
Mortgage Securities
Portfolio                   1,842,789    21,238,173   3,621,003    3,105,123    (136,318)     657,353    21,560,627






                                          Market                                                           Market
                             Shares        Value      Purchase       Sales      Realized     Dividends     Value
        Affiliate             Held      12/31/2004      Cost         Cost       Gain/(Loss)  Received    09/30/2005
--------------------------  ----------  ------------  ----------   ----------   ----------   ---------   -----------

Moderate Profile II
Portfolio
--------------------------

Maxim Ariel MidCap Value
Portfolio                   4,250,112 $ 102,145,482 $ 8,497,000 $  7,084,541 $  3,659,406 $   198,104 $  100,982,664
Maxim Bernstein
International Equity
Portfolio                   4,686,793    51,388,622   22,079,683   5,394,719    3,689,720           0    70,161,289
Maxim Federated Bond
Portfolio                   5,181,767    48,783,803   7,341,972    4,985,630     (55,574)    1,241,330   50,677,678
Maxim Global Bond
Portfolio                   9,660,151    98,907,941   13,705,316   9,652,302      285,589     936,403    100,948,584
Maxim INVESCO ADR
Portfolio                   3,815,986    51,311,164   21,297,605   4,263,782    2,579,007           0    70,481,263
Maxim Janus Large Cap
Growth Portfolio            6,800,132   102,563,249   7,037,987    11,362,957   4,628,830           0    103,294,006
Maxim Loomis Sayles
Small-Cap Value Portfolio   1,212,065    25,660,864   2,821,038    2,214,690    1,095,516      39,012    25,938,182
Maxim MFS(R) International
Growth Portfolio            4,796,736    51,578,356   21,837,473   6,008,228    2,253,290     128,694    69,648,610
Maxim Salomon Brothers
High Yield Bond Portfolio   4,850,306    49,072,176   7,689,775    5,367,089      256,120    1,433,410   50,491,684
Maxim T. Rowe Price
Equity/Income Portfolio     5,413,417   101,130,723   9,858,643    7,921,833    2,436,674     697,803    101,447,426
Maxim T. Rowe Price
MidCap Growth Portfolio     2,836,388    50,712,594   4,679,595    5,461,234    1,804,735           0    52,303,000
Maxim U.S. Government
Mortgage Securities
Portfolio                   4,331,539    48,795,310   7,574,975    5,108,548    (186,431)    1,531,438   50,679,008



Item 2.  Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure. (b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits




                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W.T. McCallum
         W.T. McCallum
         President


Date:    November 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ W.T. McCallum
         W.T. McCallum
         President


Date:    November 22, 2005


By:      /s/ G.R. McDonald
         G.R. McDonald
         Treasurer


Date:    November 22, 2005